                                                    Registration Nos. 333-65170
                                                                      811-08561

    As filed with the Securities and Exchange Commission on August 22, 2007
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]

Pre-effective Amendment No.              [__]
Post-Effective Amendment No.             [16]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940                                                         [X]

Amendment No.                            [103]

         AMERICAN GENERAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL-R
                          (Exact Name of Registrant)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                             2727-A Allen Parkway
                           Houston, Texas 77019-2191
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (713) 831-8470
              (Depositor's Telephone Number, Including Area Code)

                        AMERICAN HOME ASSURANCE COMPANY
                              (Name of Guarantor)
                                70 Pine Street
                           New York, New York 10270

                                (212) 770-7000
              (Guarantor's Telephone Number, Including Area Code)

                             Lauren W. Jones, Esq.
                            Deputy General Counsel
                     American General Life Companies, LLC
                              2929 Allen Parkway
                             Houston, Texas 77019
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box)

    [_]immediately upon filing pursuant to paragraph (b)

    [_]on (date) pursuant to paragraph (b)

    [X]60 days after filing pursuant to paragraph (a)(1)

    [_]on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

    [_]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                    PART A

The Prospectus, dated May 1, 2007, is incorporated into Part A of this Post-Effective Amendment No. 16 by reference to the Registrant's Post-Effective Amendment No. 15, as filed on May 1, 2007 (File No. 333-65170).

A supplement dated October 22, 2007 to the Prospectus is included in Part A of this Post-Effective Amendment No. 16.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R
                PLATINUM INVESTOR(R) SURVIVOR II LAST SURVIVOR
          FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                       SUPPLEMENT DATED OCTOBER 22, 2007
                        TO PROSPECTUS DATED MAY 1, 2007

   Effective October 22, 2007, American General Life Insurance Company ("AGL") is amending the prospectus for the purpose of introducing the Overloan Protection Rider. The Tables of Charges in the prospectus have been amended to reflect the charge for this rider. A description of this rider has been added to the prospectus.

I. The Tables of Charges, on pages 11-16 of the prospectus, have been deleted in their entirety and replaced with the following:

                               TABLES OF CHARGES

   The following tables describe the fees and expenses that are payable, when buying, owning and surrendering a Policy. No Policy owner will be charged more than the amount we show under the "Maximum Guaranteed Charge" columns.

   AGL may also make available to Policy owners other universal life insurance policies with different features and charges. Please ask your AGL representative about our other policies.

   The first table describes the fees and expenses that are payable at the time that you (1) buy a Policy, (2) surrender a Policy during the first 14 Policy years and the first 14 Policy years following an increase in the Policy's base coverage, (3) change a Policy's specified amount, or (4) transfer accumulation value between investment options.

Transaction Fees

                      When Charge is    Maximum Guaranteed
Charge                   Deducted             Charge          Current Charge
------              ------------------  ------------------  ------------------
Statutory Premium   Upon receipt of     3.5%/1/ of each     3.5%/1/ of each
Tax Charge          each premium        premium payment     premium payment
                    payment             (tax charge back    (tax charge back
                                        if you purchase     if you purchase
                                        the Policy in       the Policy in
                                        Oregon)/2/          Oregon)/2/

Premium Expense     Upon receipt of     5% of the premium   5% of the premium
Charge              each premium        payment remaining   payment remaining
                    payment             after deduction of  after deduction of
                                        the premium tax     the premium tax
                                        charge              charge

Overloan            At time rider is    5.0% of Policy's    3.5% of Policy's
Protection Rider    exercised           accumulation value  accumulation value
One-Time Charge                         at time rider is    at time rider is
                                        exercised           exercised
--------
/1/ Statutory premium tax rates vary by state. For example, the highest premium tax rate, 3.5%, is in the state of Nevada, while the lowest premium tax rate, 0.5%, is in the state of Illinois. Certain local jurisdictions may assess additional premium taxes.

/2/ Instead of a premium tax charge, we assess a tax charge back of 2% of each premium payment for Policy owners residing in the state of Oregon. See "Tax charge back" on page 46.

                               Transaction Fees

                         When Charge is         Maximum
Charge                      Deducted        Guaranteed Charge  Current Charge
------                --------------------  ----------------- ----------------
Surrender Charge      Upon a partial        $31.95 per        $31.95 per
Maximum Charge - for  surrender or a full   $1,000 of base    $1,000 of base
a 72 year old         surrender of your     coverage          coverage
female, preferred     Policy during the
non-tobacco and a 72  first 14 Policy
year old female,      years and during the
preferred             first 14 Policy
non-tobacco with a    years following an
specified amount of   increase in the
$500,000, of which    Policy's base
$400,000 is base      coverage/1/
coverage and
$100,000 is
supplemental
coverage/1/

Minimum Charge - for  Upon a partial        $1.39 per $1,000  $1.39 per $1,000
a 90 year old male,   surrender or a full   of base coverage  of base coverage
standard tobacco and  surrender of your
a 20 year old         Policy during the
female, preferred     first 14 Policy
non-tobacco with a    years and during the
specified amount of   first 14 Policy
$500,000, of which    years following an
$400,000 is base      increase in the
coverage and          Policy's base
$100,000 is           coverage/1/
supplemental
coverage/1/

Example Charge - for  Upon a partial        $19.88 per        $19.88 per
a 60 year old male,   surrender or a full   $1,000 of base    $1,000 of base
preferred             surrender of your     coverage          coverage
non-tobacco and a 60  Policy during the
year old female,      first 14 Policy
preferred             years and during the
non-tobacco with a    first 14 Policy
specified amount of   years following an
$500,000, of which    increase in the
$400,000 is base      Policy's base
coverage and          coverage/1/
$100,000 is
supplemental
coverage/1/

Partial Surrender     Upon a partial        The lesser of     $10
Processing Fee        surrender of your     $25 or 2% of the
                      Policy                partial
                                            surrender fee

Transfer Fee          Upon a transfer of    $25 for each      $25 for each
                      accumulation value    transfer/2/       transfer/2/

Policy Loan Interest  Annually (in          4.75% of the      4.54% of the
Charge                advance, on your      loan balance      loan balance
                      Policy anniversary)

Policy Owner          Upon each request     $25               $0
Additional            for a Policy
Illustration Charge   illustration after
                      the first in a
                      Policy year
--------
/1/ The Surrender Charge will vary based on the contingent insures' sex, ages, premium classes, Policy year and amount of base coverage. The surrender charge attributable to an increase in the Policy's base coverage applies only to the increase in base coverage. See "Base Coverage and Supplemental Coverage" on page 27. The Surrender Charges shown in the table may not be typical of the charges you will pay.
      Page 4C of your Policy will indicate the guaranteed Surrender Charges applicable to your Policy. More detailed information concerning your Surrender Charge is available on request from our Administrative Center shown under "Contact Information" on page 5 of this prospectus.

/2/   The first 12 transfers in a Policy year are free of charge.

   The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund fees and expenses.

                               Periodic Charges
                      (other than Fund fees and expenses)

                         When Charge is         Maximum
Charge                      Deducted        Guaranteed Charge  Current Charge
------                --------------------  ----------------- -----------------
Flat Monthly Charge   Monthly, at the       $10               $10
                      beginning of each
                      Policy month

Cost of Insurance
Charge/1/

Maximum Charge for    Monthly, at the       $4.56 per $1,000  $0.28 per $1,000
the first Policy      beginning of each     of net amount at  of net amount at
year - for a 90 year  Policy month          risk              risk attributable
old male, standard                          attributable to   to base
tobacco, and a 90                           base coverage;    coverage; and
year old male,                              and               $0.28 per $1,000
standard tobacco,                           $4.56 per $1,000  of net amount at
with a Specified                            of net amount at  risk attributable
Amount of $500,000,                         risk              to supplemental
of which $400,000 is                        attributable to   coverage
base coverage and                           supplemental
$100,000 is                                 coverage
supplemental coverage

Minimum Charge for    Monthly, at the       $0.01 per $1,000  $0.01 per $1,000
the first Policy      beginning of each     of net amount at  of net amount at
year - for a 20 year  Policy month          risk/2/           risk attributable
old female,                                 attributable to   to base
preferred                                   base coverage;    coverage; and
non-tobacco, and a                          and
20 year old female,
preferred                                   $0.01 per $1,000  $0.01 per $1,000
non-tobacco, with a                         of net amount at  of net amount at
Specified Amount of                         risk              risk attributable
$500,000, of which                          attributable to   to supplemental
$400,000 is base                            supplemental      coverage
coverage and                                coverage
$100,000 is
supplemental coverage

Example Charge for    Monthly, at the       $0.01 per $1,000  $0.01 per $1,000
the first Policy      beginning of each     of net amount at  of net amount at
year - for a 60 year  Policy month          risk              risk attributable
old male, preferred                         attributable to   to base
non-tobacco, and a                          base coverage;    coverage; and
60 year old female,                         and
preferred
non-tobacco, with a                         $0.01 per $1,000  $0.01 per $1,000
Specified Amount of                         of net amount at  of net amount at
$500,000, of which                          risk              risk attributable
$400,000 is base                            attributable to   to supplemental
coverage and                                supplemental      coverage
$100,000 is                                 coverage
supplemental coverage
--------
/1/ The Cost of Insurance Charge will vary based on the contingent insures' sex, ages, premium classes, Policy year and specified amount. See "Base Coverage and Supplemental Coverage" on page 27. The Cost of Insurance Charges shown in the table may not be typical of the charges you will pay. Page 4B of your Policy will indicate the maximum guaranteed Cost of Insurance Charge applicable to your Policy. More detailed information concerning your Cost of Insurance Charge is available free of charge on request from our Administrative Center shown under "Contact Information" on page 5 of this prospectus. Policy illustrations, which show the impact of cost of insurance charges on Policy values, are free until you purchase a Policy. Thereafter, we reserve the right to charge $25 for each illustration after the first in each Policy year.

/2/ The net amount at risk is the difference between the current death benefit under your Policy and your accumulation value under the Policy.

                               Periodic Charges
                      (other than Fund fees and expenses)

                         When Charge is         Maximum
Charge                      Deducted        Guaranteed Charge  Current Charge
------                --------------------  ----------------- ----------------
Monthly Expense
Charge (per $1,000
of base coverage)/1/

Maximum Charge - for  Monthly, at the       $2.12 for each    $2.12 for each
a 90 year old male,   beginning of each     $1,000 of base    $1,000 of base
standard tobacco and  Policy month. This    coverage          coverage
a 90 year old male,   charge is imposed
standard tobacco      during the first 4
with a specified      Policy years and the
amount of $500,000,   first 4 Policy years
of which $400,000 is  following an
base coverage and     increase in base
$100,000 is           coverage/2/
supplemental coverage

Minimum Charge - for  Monthly, at the       $0.09 for each    $0.09 for each
a 20 year old         beginning of each     $1,000 of base    $1,000 of base
female, preferred     Policy month. This    coverage          coverage
non-tobacco and a 20  charge is imposed
year old female,      during the first 4
preferred             Policy years and the
non-tobacco with a    first 4 Policy years
specified amount of   following an
$500,000, of which    increase in base
$400,000 is base      coverage/2/
coverage and
$100,000 is
supplemental coverage

Example Charge - for  Monthly, at the       $0.58 for each    $0.58 for each
a 60 year old male,   beginning of each     $1,000 of base    $1,000 of base
preferred             Policy month. This    coverage          coverage
non-tobacco and a 60  charge is imposed
year old female,      during the first 4
preferred             Policy years and the
non-tobacco with a    first 4 Policy years
specified amount of   following an
$500,000, of which    increase in base
$400,000 is base      coverage/2/
coverage and
$100,000 is
supplemental coverage

Daily Charge
(mortality and
expense risk fee)

Policy years          Daily                 annual effective  annual effective
1-15/3,4/                                   rate              rate of 0.75%/4/
                                            of 0.75%/4/
--------
/1/ The monthly expense charge is applied only against each $1,000 of base coverage, and not against the Policy's supplemental coverage. The monthly expense charge per $1,000 of base coverage will vary based on the amount of base coverage and each of the contingent insured's sex, age and premium class. See "Base Coverage and Supplemental Coverage" on page 27. The monthly expense charge per $1,000 of base coverage shown in the table may not be typical of the charges you will pay. Page 4 of your Policy will indicate the initial monthly expense charge per $1,000 of base coverage applicable to your Policy. More detailed information concerning your Monthly Charge per $1,000 of base coverage is available on request from our Administrative Center, shown under "Contact Information" on page 5 of this prospectus, or your insurance representative. There is no additional charge for any illustrations which may show various amounts of base and supplemental coverage.

/2/ The charge assessed during the first 4 Policy years following an increase in base coverage is only upon the amount of the increase in base coverage.

/3/   After the 15/th/ Policy year, the daily charge will be as follows:
       Policy years 16-30..........annual effective rate of 0.50%
       Policy years 31+............annual effective rate of 0.15%

     These reductions in the amount of the daily charge are guaranteed.

/4/ All percentages are calculated as a percent of accumulation value invested in the variable investment options.

   The next table describes the fees and expenses that you will pay periodically, if you choose an optional benefit rider during the time that you own the Policy.

                               Periodic Charges
                        (optional benefit riders only)

Optional Benefit         When Charge is         Maximum
Rider Charges               Deducted        Guaranteed Charge  Current Charge
----------------      --------------------  ----------------- ----------------
Single Life Annually
Renewable Term
Insurance

Maximum Charge - for  Monthly, at the       $7.31 for each    $4.61 for each
a 75 year old male,   beginning of each     $1,000 of         $1,000 of
standard tobacco      Policy month          coverage          coverage

Minimum Charge - for  Monthly, at the       $0.08 for each    $0.07 for each
a 20 year old         beginning of each     $1,000 of         $1,000 of
female, preferred     Policy month          coverage          coverage
non-tobacco

Example Charge - for  Monthly, at the       $0.71 for each    $0.55 for each
a 60 year old         beginning of each     $1,000 of         $1,000 of
female, preferred     Policy month          coverage          coverage
non-tobacco

Maturity Extension    Monthly, at the       $10               $0
Accumulation Value    beginning of the
Version               Policy month which
                      follows your
                      original maturity
                      date

Maturity Extension
Death Benefit
Version/1/

Initial Charge        Monthly beginning 9   $1 per $1,000 of  $0.03 per $1,000
                      years before your     net amount at     of net amount at
                      original maturity     risk              risk
                      date                  attributable to   attributable to
                                            the Policy        the Policy
                                            (without any      (without any
                                            riders)           riders)

Administrative Charge Monthly, at the       $10               $0
                      beginning of the
                      Policy month which
                      follows your
                      original maturity
                      date
--------
/1/ Please ask your insurance representative if this version of the Maturity Extension Rider is available at the time you apply for a Policy.

   The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the maximum and minimum Total Annual Fund Operating Expenses before contractual waiver or reimbursement for any of the Funds for the fiscal year ended December 31, 2006. Current and future expenses for the Funds may be higher or lower than those shown.

                         Annual Fund Fees and Expenses
               (expenses that are deducted from the Fund assets)

Charge                                                          Maximum Minimum
------                                                          ------- -------
Total Annual Fund Operating Expenses for all of the Funds
  (expenses that are deducted from portfolio assets include
  management fees, distribution (12b-1) fees, and other
  expenses)/1/.................................................  1.28%   0.24%

   Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses.
--------
/1/ Currently 14 of the Funds have contractual reimbursements or fee waivers. These reimbursements or waivers expire on April 30, 2008. The impact of contractual reimbursements or fee waivers is as follows:

Charge                                                          Maximum Minimum
------                                                          ------- -------
Total Annual Fund Operating Expenses for all of the Funds
  After Contractual Reimbursement or Fee Waiver................  1.18%   0.24%

II. The following description of the Overloan Protection has been added to the "Additional Benefit Riders and Options" section of the prospectus:

   Overloan Protection Rider. This rider guarantees that your Policy will not lapse due to interest charges on outstanding Policy loans. This rider allows you to retain the death benefit coverage under your Policy and discontinue paying premiums. If you are currently applying for a Policy we will issue this rider automatically when your Policy is issued. If your Policy was issued without the rider, you may select this rider at any time.

   There is a one- time charge for this rider, currently equal to 3.5% of your Policy's accumulation value when the rider is exercised. This charge will never be greater than 5% of the accumulation value. There is no charge if the rider is never exercised.

   You can request to exercise the rider when:

   . The sum of outstanding Policy loans equals or exceeds 94% of the cash value; and

   .   The Policy has been in force at least until the later of:

      (a) the Policy anniversary nearest the younger contingent insured's age 75; or

      (b) the 15th Policy anniversary.

   The exercise date of the rider is the monthly deduction day on or next following the date we receive your written request and all requirements for exercising the rider are satisfied. Here are the requirements:

   . There must be sufficient cash surrender value to cover the one-time charge;

   . Death benefit Option 1 must be in force (death benefit Option 1 is equal to the specified amount on the date of the insured person's death);

   .   The Policy must not be a modified endowment contract;

   . The sum of all partial surrenders taken to date must equal or exceed the sum of all premiums paid;

   . The sum of all outstanding policy loans must equal or exceed the sum of the specified amount plus the death benefit amount of any term insurance rider issued on the lives of the Policy's contingent insureds; and

   . There can be no riders in force that require charges after the exercise date, other than the maturity extension rider or term riders (a term rider cannot require a change in its death benefit amount that is scheduled to take effect after the exercise date).

   On the exercise date the portion of your accumulation value not offset by your outstanding Policy loans will be transferred to, or will remain in, the Fixed Account.

   The following conditions apply beginning with the exercise date:

   . Interest will continue to be credited to your accumulation value and charged against outstanding loans;

   . All future monthly deductions will be waived, including those for the maturity extension rider and any term rider;

   .   No additional premiums will be accepted;

   .   The Policy cannot become a modified endowment contract;

   .   No new policy loans or partial surrenders will be allowed;

   .   Policy loans can be repaid;

   . No changes will be allowed in the specified amount or choice of death benefit Option;

   . No transfers or allocations of accumulation value from the Fixed Account will be allowed; and

   . The Policy's death benefit will be the applicable Death Benefit Corridor Rate times the greater of the accumulation value and the outstanding total Policy loan amount.

   The rider will terminate on the earlier of the following dates:

   .   Upon your written request to terminate the rider; or

   .   Upon termination of the Policy.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT VL-R

                       PLATINUM INVESTOR(R) SURVIVOR II

          FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                   ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         VUL ADMINISTRATION DEPARTMENT

                   P.O. BOX 4880, HOUSTON, TEXAS 77210-4880

  TELEPHONE: 1-800-340-2765; 1-713-831-3443; HEARING IMPAIRED: 1-888-436-5258

                      STATEMENT OF ADDITIONAL INFORMATION

                            DATED OCTOBER 22, 2007

   This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for American General Life Insurance Company Separate Account VL-R (the "Separate Account" or "Separate Account VL-R") dated October 22, 2007, describing the Platinum Investor Survivor II flexible premium variable universal life insurance policies (the "Policy" or "Policies"). The prospectus sets forth information that a prospective investor should know before investing. For a copy of the prospectus, and any prospectus supplements, contact American General Life Insurance Company ("AGL") at the address or telephone numbers given above. Each term used in this SAI that is defined in the related prospectus has the same meaning as the prospectus' definition.

                               TABLE OF CONTENTS

GENERAL INFORMATION........................................................  3
   AGL.....................................................................  3
   Separate Account VL-R...................................................  3
   American Home Assurance Company.........................................  3
SERVICES...................................................................  4
DISTRIBUTION OF THE POLICIES...............................................  4
PERFORMANCE INFORMATION....................................................  6
ADDITIONAL INFORMATION ABOUT THE POLICIES..................................  6
       Gender neutral policies.............................................  6
       Cost of insurance rates.............................................  6
       Certain arrangements................................................  6
   More About the Fixed Account............................................  7
       Our general account.................................................  7
       How we declare interest.............................................  7
   Adjustments to Death Benefit............................................  7
       Suicide.............................................................  7
       Wrong age or gender.................................................  7
       Death during grace period...........................................  8
ACTUARIAL EXPERT...........................................................  8
MATERIAL CONFLICTS.........................................................  8
FINANCIAL STATEMENTS.......................................................  9
   Separate Account Financial Statements...................................  9
   AGL Financial Statements................................................  9
   American Home Financial Statements......................................  9
INDEX TO FINANCIAL STATEMENTS..............................................  9
   Separate Account VL-R Financial Statements.............................. 10
   AGL Consolidated Financial Statements................................... 10
   American Home Financial Statements...................................... 10

                              GENERAL INFORMATION

AGL

   We are American General Life Insurance Company ("AGL"). AGL is a stock life insurance company organized under the laws of Texas. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and asset management in the United States and internationally. AIG American General is a marketing name of AGL and its affiliates. The commitments under the Policies are AGL's, and AIG has no legal obligation to back those commitments.

   AGL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AGL's membership in IMSA applies only to AGL and not its products.

Separate Account VL-R

   We hold the Fund shares in which any of your accumulation value is invested in Separate Account VL-R. Separate Account VL-R is registered as a unit investment trust with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. We created the Separate Account on May 6, 1997 under Texas law.

   For record keeping and financial reporting purposes, Separate Account VL-R is divided into 68 separate "divisions," 58 of which are available under the Policies offered by the prospectus as variable "investment options" (14 of these 58 investment options are not available to all Policy owners). All of these 58 divisions and the remaining 10 divisions are offered under other AGL policies. We hold the Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option. One or more of the Funds may sell its shares to other funds.

   The assets in Separate Account VL-R are our property. The assets in the Separate Account may not be used to pay any liabilities of AGL other than those arising from the Policies. AGL is obligated to pay all amounts under the Policies due the Policy owners. We act as custodian for the Separate Account's assets.

American Home Assurance Company

   All references in this SAI to American Home Assurance Company ("American Home") apply only to Policies with a date of issue of December 29, 2006 or earlier.

   American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of AIG and an affiliate of AGL.

                                   SERVICES

   AGL and American General Life Companies, LLC ("AGLC"), are parties to a services agreement. AGL and AGLC are each indirect wholly-owned subsidiaries of AIG and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to AGL and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2006, 2005 and 2004, AGL paid AGLC for these services $340,329,330, $317,771,939 and $329,659,308, respectively.

   We have not designed the Policies for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. We currently have no contractual agreements or any other formal or informal arrangements with any entity or individual permitting such transfers and receive no compensation for any such contract or arrangement.

                         DISTRIBUTION OF THE POLICIES

   American General Equity Services Corporation ("AGESC"), 2727-A Allen Parkway, 2-G7, Houston, Texas 77019, a Delaware corporation and a direct wholly-owned subsidiary of AGL, is the principal underwriter and distributor of the Policies for the Separate Account under a Distribution Agreement between AGESC and AGL. AGESC also acts as principal underwriter for AGL's other separate accounts and for the separate accounts of certain AGL affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the Financial Industry Regulatory Authority ("FINRA"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Policies.

   The Policies are offered on a continuous basis.

   We and AGESC have sales agreements with various broker-dealers and banks under which the Policies will be sold by registered representatives of the broker-dealers or employees of the banks. These registered representatives and employees are also required to be authorized under applicable state regulations as life insurance agents to sell variable life insurance. The broker-dealers are ordinarily required to be registered with the SEC and must be members of FINRA.

   We pay compensation directly to broker-dealers and banks for promotion and sales of the Policies. The compensation may vary with the sales agreement, but is generally not expected to exceed:

   . 90% of the premiums received in the first Policy year up to a "target" amount;

   . 3% of the premiums up to the target amount received in each of Policy years 2 through 10;

   . 3% of the premiums in excess of the target amount received in each of Policy years 1 through 10;

   . 0.20% of the Policy's accumulation value (reduced by any outstanding loans) in the investment options in each of Policy years 2 through 30; and

   . 0.10% of the Policy's accumulation value (reduced by any outstanding loans) in the investment options in each Policy year after Policy year 30.

   The greater the percentage of supplemental coverage the owner selects when applying for a Policy or on future increases to the specified amount, the less compensation we would pay either for the sale of the Policy or for any additional premiums received during the first 10 Policy years (we do not pay compensation for premiums we receive after the 10th Policy year). We will pay the maximum level of compensation if the owner chooses 100% base coverage.

   At our discretion, we may pay additional first Policy year commissions to any broker-dealer or bank for sales conducted by a particular registered representative of that broker-dealer or bank. We may pay up to a total of 115% of the premiums we receive in the first Policy year.

   The target amount is an amount of level annual premium that would be necessary to support the benefits under your Policy, based on certain assumptions that we believe are reasonable.

   The maximum value of any alternative amounts we may pay for sales of the Policies is expected to be equivalent over time to the amounts described above. For example, we may pay a broker-dealer compensation in a lump sum which will not exceed the aggregate compensation described above.

   We pay the compensation directly to any selling broker-dealer firm or bank. We pay the compensation from our own resources which does not result in any additional charge to you that is not described in your Policy. Each broker-dealer firm or bank, in turn, may compensate its registered representative or employee who acts as agent in selling you a Policy.

   We sponsor a non-qualified deferred compensation plan ("Plan") for our insurance agents. Some of our agents are registered representatives of our affiliated broker-dealers and sell the Policies. These agents may, subject to regulatory approval, receive benefits under the Plan when they sell the Policies. The benefits are deferred and the Plan terms may result in the agent never receiving the benefits. The Plan provides for a varying amount of benefits annually. We have the right to change the Plan in ways that affect the amount of benefits earned each year.

                            PERFORMANCE INFORMATION

   From time to time, we may quote performance information for the divisions of Separate Account VL-R in advertisements, sales literature, or reports to owners or prospective investors.

   We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical owner's cash value or death benefit. We also may present the yield or total return of the division based on a hypothetical investment in a Policy. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the division or the Fund in which it invests. The performance information shown may reflect the deduction of one or more charges, such as the premium charge, and we generally expect to exclude costs of insurance charges because of the individual nature of these charges. We also may present the yield or total return of the investment option in which a division invests.

   We may compare a division's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of AGL's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

                   ADDITIONAL INFORMATION ABOUT THE POLICIES

   Gender neutral policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, premium class and tobacco user status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer the Policies for sale in situations which, under current law, require gender-neutral premiums or benefits.

   Cost of insurance rates. Because of specified amount increases, different cost of insurance rates may apply to different increments of specified amount under your Policy. If so, we attribute your accumulation value proportionately to each increment of specified amount to compute our net amount at risk.

   Certain arrangements. Most of the advisers or administrators of the Funds make certain payments to us, on a quarterly basis, for certain administrative, Policy, and policy owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. Currently, these payments range from 0.15% to 0.35% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. Except for the PIMCO Variable Insurance Trust, these amounts will not be paid by the Funds or Policy owners.

More About the Fixed Account

   Our general account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Policy's declared Fixed Account. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our Fixed Account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus for your information about our general account or our Fixed Account. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   How we declare interest. Except for amounts held as collateral for loans, we can at any time change the rate of interest we are paying on any accumulation value allocated to our Fixed Account, but it will always be at an effective annual rate of at least 4%.

   Under these procedures, it is likely that at any time different interest rates will apply to different portions of your accumulation value, depending on when each portion was allocated to our fixed Account. Any charges, partial surrenders, or loans that we take from any accumulation value that you have in our fixed Account will be taken from each portion in reverse chronological order based on the date that accumulation value was allocated to this option.

Adjustments to Death Benefit

   Suicide. If either contingent insured commits suicide during the first two Policy years, we will limit the proceeds payable to the total of all premiums that have been paid to the time of death minus any outstanding Policy loans (plus credit for any unearned interest) and any partial surrenders.

   A new two-year period begins if you increase the specified amount. You can increase the specified amount only if both contingent insureds are living at the time of the increase. In this case, if either contingent insured commits suicide during the first two years following the increase, we will refund the monthly insurance deductions attributable to the increase. The death benefit will then be based on the specified amount in effect before the increase.

   Wrong age or gender. If the age or gender of either contingent insured was misstated on your application for a Policy (or for any increase in benefits), we will adjust any death benefit to be what the monthly insurance charge deducted for the current month would have purchased based on the correct information.

   Death during grace period. We will deduct from the insurance proceeds any monthly charges that remain unpaid because the last surviving contingent insured died during a grace period.

                               ACTUARIAL EXPERT

   Actuarial matters have been examined by Wayne A. Barnard who is Senior Vice President of AGL. His opinion on actuarial matters is filed as an exhibit to the registration statement we have filed with the SEC in connection with the Policies.

                              MATERIAL CONFLICTS

   We are required to track events to identify any material conflicts from using investment portfolios for both variable life and variable annuity separate accounts. The boards of the Funds, AGL, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

   .   state insurance law or federal income tax law changes;

   .   investment management of an investment portfolio changes; or

   . voting instructions given by owners of variable life insurance Policies and variable annuity contracts differ.

   The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). One or more of the investment portfolios may sell its shares to other investment portfolios. Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or certain classes of owners, and these retirement plans or participants in these retirement plans.

   If there is a material conflict, we have the duty to determine appropriate action, including removing the portfolios involved from our variable investment options. We may take other action to protect Policy owners. This could mean delays or interruptions of the variable operations.

   When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an investment portfolio's adviser or its investment policies. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to owners.

                             FINANCIAL STATEMENTS

   PricewaterhouseCoopers LLP ("PwC"), located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002 is the independent registered public accounting firm for AGL. AIG uses PwC as its corporate-wide auditing firm.

Separate Account Financial Statements

   The statement of net assets as of December 31, 2006 and the related statement of operations for the year then ended and statements of changes in net assets for the two years ended December 31, 2006 of the Separate Account, appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

AGL Financial Statements

   The consolidated balance sheets of AGL as of December 31, 2006 and 2005 and the related statements of income, shareholder's equity, comprehensive income and cash flows for the three years ended December 31, 2006, appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

American Home Financial Statements

   The statutory statement of admitted assets, liabilities, capital and surplus of American Home as of December 31, 2006 and 2005, and the related statutory statements of income and changes in capital and surplus and of cash flow for the two years ended December 31, 2006, appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

                         INDEX TO FINANCIAL STATEMENTS

   You should consider the financial statements of AGL that we include in this SAI as bearing on the ability of AGL to meet its obligations under the Policies.

   You should only consider the financial statements of American Home that we include in this SAI as bearing on the ability of American Home to meet its obligations under Policies with a date of issue of December 29, 2006 or earlier, as guarantor, to meet its obligations under a guarantee agreement that guarantees the insurance obligations of those certain Policies.

I.  Separate Account VL-R Financial Statements
                                                                         Page
                                                                       --------

Report of PricewaterhouseCoopers LLP, Independent Registered Public
  Accounting Firm.....................................................  VL-R -1
Statement of Net Assets as of December 31, 2006....................... VL-R - 2
Statement of Operations for the year ended December 31, 2006.......... VL-R - 4
Statement of Changes in Net Assets for the years ended December 31,
  2006 and 2005....................................................... VL-R - 6
Notes to Financial Statements......................................... VL-R -24

II. AGL Consolidated Financial Statements
                                                                         Page
                                                                       --------

Report of PricewaterhouseCoopers LLP, Independent Registered Public
  Accounting Firm.....................................................    F - 1
Consolidated Balance Sheets as of December 31, 2006 and 2005..........    F - 2
Consolidated Statements of Income for the years ended December 31,
  2006, 2005 and 2004 (restated)......................................    F - 4
Consolidated Statements of Shareholder's Equity for the years ended
  December 31, 2006, 2005 and 2004 (restated).........................    F - 5
Consolidated Statements of Comprehensive Income for the years ended
  December 31, 2006, 2005 and 2004 (restated).........................    F - 6
Consolidated Statements of Cash Flows for the years ended
  December 31, 2006, 2005 and 2004 (restated).........................    F - 7
Notes to Consolidated Financial Statements............................    F - 9

III. American Home Financial Statements
                                                                         Page
                                                                       --------

Report of PricewaterhouseCoopers LLP, Independent Auditors............        2
Statements of Admitted Assets (Statutory Basis) as of December 31,
  2006 and 2005.......................................................        3
Statements of Liabilities, Capital and Surplus (Statutory Basis) as
  of December 31, 2006 and 2005.......................................        4
Statements of Income and Changes in Capital and Surplus (Statutory
  Basis) for the years ended December 31, 2006 and 2005...............        5
Statements of Cash Flow (Statutory Basis) for the years ended
  December 31, 2006 and 2005..........................................        6
Notes to Statutory Basis Financial Statements.........................        7

[logo of AIG American General]

                                              Variable Universal Life Insurance
                                                          Separate Account VL-R

                                                                           2006

                                                                  Annual Report

                                                              December 31, 2006

                                        American General Life Insurance Company

                         A member company of American International Group, Inc.

[LETTERHEAD] PricewaterhouseCoopers LLP

                                                  PricewaterhouseCoopers LLP
                                                  1201 Louisiana
                                                  Suite 2900
                                                  Houston, TX 77002-5678
                                                  Telephone (713) 356-4000
                                                  Facsimile (713) 356-4717

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of American General Life Insurance Company and Policy Owners of American General Life Insurance Company Separate Account VL-R

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Divisions of American General Life Insurance Company Separate Account VL-R (the "Separate Account") listed in Note A at December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the investment companies, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

April 6, 2007

                                   VL-R - 1

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF NET ASSETS
December 31, 2006

                                                                               Investment    Due from (to) American
                                                                             securities - at General Life Insurance
Divisions                                                                      fair value           Company         Net Assets
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I                                           $13,342,365            $(1)          $13,342,364
AIM V.I. International Growth Fund - Series I                                   11,904,546             --            11,904,546
AIM V.I. Premier Equity Fund - Series I                                                 --             --                    --
Alger American Leveraged AllCap Portfolio - Class O Shares                       2,286,824              1             2,286,825
Alger American MidCap Growth Portfolio - Class O Shares                          1,869,371              1             1,869,372
American Century VP Value Fund - Class I                                        17,612,918             (2)           17,612,916
Credit Suisse Small Cap Core I Portfolio                                         1,830,404             --             1,830,404
Dreyfus IP MidCap Stock Portfolio - Initial shares                               5,228,009             (2)            5,228,007
Dreyfus VIF Developing Leaders Portfolio - Initial shares                       11,745,504              1            11,745,505
Dreyfus VIF Quality Bond Portfolio - Initial shares                              8,682,661             --             8,682,661
DWS Equity 500 Index Fund VIP - Class A                                                 --             --                    --
Fidelity VIP Asset Manager Portfolio - Service Class 2                           5,659,244             (1)            5,659,243
Fidelity VIP Contrafund Portfolio - Service Class 2                             32,001,369             --            32,001,369
Fidelity VIP Equity-Income Portfolio - Service Class 2                          21,085,399             --            21,085,399
Fidelity VIP Freedom 2020 Portfolio - Service Class 2                               10,491              1                10,492
Fidelity VIP Freedom 2025 Portfolio - Service Class 2                               54,891             --                54,891
Fidelity VIP Freedom 2030 Portfolio - Service Class 2                               64,516             --                64,516
Fidelity VIP Growth Portfolio - Service Class 2                                 13,810,806              1            13,810,807
Fidelity VIP Mid Cap Portfolio - Service Class 2                                 6,384,993             --             6,384,993
Franklin Templeton - Franklin Small Cap Value Securities Fund - Class 2          8,478,085             (1)            8,478,084
Franklin Templeton - Franklin Small-Mid Cap Growth Securities Fund - Class 2       108,582             --               108,582
Franklin Templeton - Franklin U.S. Government Fund - Class 2                     9,397,224              1             9,397,225
Franklin Templeton - Mutual Shares Securities Fund - Class 2                    16,532,351             (1)           16,532,350
Franklin Templeton - Templeton Foreign Securities Fund - Class 2                13,623,735             (2)           13,623,733
Goldman Sachs Capital Growth Fund                                                7,172,977             --             7,172,977
Janus Aspen Series International Growth Portfolio - Service Shares              11,982,836             (1)           11,982,835
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares                     3,385,583              2             3,385,585
Janus Aspen Series Worldwide Growth Portfolio - Service Shares                   4,430,625             (1)            4,430,624
JPMorgan Mid Cap Value Portfolio                                                 3,498,962             (1)            3,498,961
JPMorgan Small Company Portfolio                                                 2,730,571             --             2,730,571
MFS VIT Capital Opportunities Series - Initial Class                             4,520,899             (1)            4,520,898
MFS VIT Emerging Growth Series - Initial Class                                  12,087,435             (1)           12,087,434
MFS VIT New Discovery Series - Initial Class                                     4,151,964             (2)            4,151,962
MFS VIT Research Series - Initial Class                                          2,381,244             --             2,381,244
MFS VIT Total Return Series - Initial Class                                        775,099             --               775,099
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I                          4,591,606             --             4,591,606
Neuberger Berman AMT Partners Portfolio - Class I                                  111,195             --               111,195
Oppenheimer Balanced Fund/VA - Non-Service Shares                                1,365,870             (4)            1,365,866
Oppenheimer Global Securities Fund/VA - Non-Service Shares                       4,043,502             (3)            4,043,499
Oppenheimer High Income Fund/VA - Non-Service Shares                               110,446             --               110,446
PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative Class            255,133             (1)              255,132
PIMCO VIT Real Return Portfolio - Administrative Class                          11,744,030              2            11,744,032
PIMCO VIT Short-Term Portfolio - Administrative Class                            4,984,783             (4)            4,984,779
PIMCO VIT Total Return Portfolio - Administrative Class                         22,661,080             (2)           22,661,078
Pioneer Fund VCT Portfolio - Class I                                             3,299,217             (1)            3,299,216
Pioneer Growth Opportunities VCT Portfolio - Class I                             4,992,391              1             4,992,392
Pioneer Mid Cap Value VCT Portfolio - Class I                                       75,605             --                75,605
Putnam VT Diversified Income Fund - Class IB                                    11,517,002             (2)           11,517,000
Putnam VT Growth and Income Fund - Class IB                                     21,393,752             (2)           21,393,750
Putnam VT International Growth and Income Fund - Class IB                        8,841,468             --             8,841,468
Putnam VT Small Cap Value Fund - Class IB                                          416,127             --               416,127
Putnam VT Vista Fund - Class IB                                                    176,650             --               176,650
Putnam VT Voyager Fund - Class IB                                                  421,428             --               421,428

                            See accompanying notes

                                   VL-R - 2

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF NET ASSETS - CONTINUED
December 31, 2006

                                                       Investment    Due from (to) American
                                                     securities - at General Life Insurance
Divisions                                              fair value           Company         Net Assets
-------------------------------------------------------------------------------------------------------
SunAmerica - Aggressive Growth Portfolio - Class 1     $ 1,130,347            $--           $ 1,130,347
SunAmerica - SunAmerica Balanced Portfolio - Class 1     1,226,451             (1)            1,226,450
UIF Equity Growth Portfolio - Class I                    4,054,191             (1)            4,054,190
UIF High Yield Portfolio - Class I                       1,465,250             (2)            1,465,248
VALIC Company I - International Equities Fund            2,742,348             (8)            2,742,340
VALIC Company I - Mid Cap Index Fund                    17,663,091             (1)           17,663,090
VALIC Company I - Money Market I Fund                   30,597,846             --            30,597,846
VALIC Company I - Nasdaq-100 Index Fund                  4,186,473              1             4,186,474
VALIC Company I - Science & Technology Fund              1,228,492              1             1,228,493
VALIC Company I - Small Cap Index Fund                   6,676,702             --             6,676,702
VALIC Company I - Stock Index Fund                      35,624,313             (1)           35,624,312
Van Kampen LIT Government Portfolio - Class I              135,776             --               135,776
Van Kampen LIT Growth and Income Portfolio - Class I    12,098,136             --            12,098,136
Van Kampen LIT Strategic Growth Portfolio - Class I         57,242             --                57,242
Vanguard VIF High Yield Bond Portfolio                   5,181,038             (1)            5,181,037
Vanguard VIF REIT Index Portfolio                       17,122,271             --            17,122,271

                            See accompanying notes

                                   VL-R - 3

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2006

                                   A           B          A+B=C          D              E             F           C+D+E+F
                                                                                                  Net change     Increase
                                         Mortality and                                          in unrealized  (decrease) in
                               Dividends  expense risk     Net                    Capital gain   appreciation   net assets
                                 from         and       investment  Net realized  distributions (depreciation)   resulting
                                mutual   administrative   income   gain (loss) on  from mutual        of           from
Divisions                        funds      charges       (loss)    investments       funds      investments    operations
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund -
  Series I                     $ 71,044    $ (61,355)    $  9,689    $   23,101    $       --    $ 1,035,524    $1,068,314
AIM V.I. International Growth
  Fund - Series I               113,939      (70,278)      43,661       834,180            --      1,524,936     2,402,777
AIM V.I. Premier Equity Fund
  - Series I                    135,522      (30,354)     105,168     1,344,830            --       (774,690)      675,308
Alger American Leveraged
  AllCap Portfolio - Class O
  Shares                             --      (11,375)     (11,375)       29,495            --        256,959       275,079
Alger American MidCap Growth
  Portfolio - Class O Shares         --      (11,700)     (11,700)       45,760       233,346       (116,555)      150,851
American Century VP Value
  Fund - Class I                212,660     (112,507)     100,153       465,305     1,341,492        777,086     2,684,036
Credit Suisse Small Cap Core
  I Portfolio                        --      (12,061)     (12,061)       38,702            --         12,446        39,087
Dreyfus IP MidCap Stock
  Portfolio - Initial shares     18,430      (34,748)     (16,318)       76,012       785,785       (516,371)      329,108
Dreyfus VIF Developing
  Leaders Portfolio - Initial
  shares                         47,323      (82,945)     (35,622)      198,431       978,648       (834,177)      307,280
Dreyfus VIF Quality Bond
  Portfolio - Initial shares    383,019      (59,610)     323,409       (27,971)           --         (6,009)      289,429
DWS Equity 500 Index Fund VIP
  - Class A                          --           --           --            --            --             --            --
Fidelity VIP Asset Manager
  Portfolio - Service Class 2   131,826      (38,247)      93,579        87,138            --        161,458       342,175
Fidelity VIP Contrafund
  Portfolio - Service Class 2   287,905     (192,377)      95,528     1,566,138     2,505,870     (1,339,399)    2,828,137
Fidelity VIP Equity-Income
  Portfolio - Service Class 2   557,250     (128,654)     428,596       652,056     2,313,819        (88,746)    3,305,725
Fidelity VIP Freedom 2020
  Portfolio - Service Class 2       140          (27)         113            18            93            521           745
Fidelity VIP Freedom 2025
  Portfolio - Service Class 2       788          (79)         709            53           744            518         2,024
Fidelity VIP Freedom 2030
  Portfolio - Service Class 2       844          (70)         774           199           661            222         1,856
Fidelity VIP Growth Portfolio
  - Service Class 2              20,635      (91,482)     (70,847)      204,881            --        630,876       764,910
Fidelity VIP Mid Cap
  Portfolio - Service Class 2     9,887      (42,424)     (32,537)      294,963       659,262       (375,386)      546,302
Franklin Templeton - Franklin
  Small Cap Value Securities
  Fund - Class 2                 35,558      (40,562)      (5,004)      111,683       198,975        578,082       883,736
Franklin Templeton - Franklin
  Small-Mid Cap Growth
  Securities Fund - Class 2          --         (804)        (804)        6,506            --          3,158         8,860
Franklin Templeton - Franklin
  U.S. Government Fund -
  Class 2                       409,315      (75,338)     333,977      (224,502)           --        190,212       299,687
Franklin Templeton - Mutual
  Shares Securities Fund -
  Class 2                       169,027      (91,100)      77,927       335,389       430,467      1,310,423     2,154,206
Franklin Templeton -
  Templeton Foreign
  Securities Fund - Class 2     155,732      (87,155)      68,577       763,949            --      1,507,480     2,340,006
Goldman Sachs Capital Growth
  Fund                            8,848      (38,903)     (30,055)      436,754            --        251,412       658,111
Janus Aspen Series
  International Growth
  Portfolio - Service Shares    159,742      (54,587)     105,155       688,113            --      2,171,821     2,965,089
Janus Aspen Series Mid Cap
  Growth Portfolio - Service
  Shares                             --      (21,547)     (21,547)      259,677            --        128,325       366,455
Janus Aspen Series Worldwide
  Growth Portfolio - Service
  Shares                         66,179      (28,331)      37,848       137,455            --        483,941       659,244
JPMorgan Mid Cap Value
  Portfolio                      23,185      (24,827)      (1,642)      201,881        93,681        255,664       549,584
JPMorgan Small Company
  Portfolio                          --      (15,814)     (15,814)       56,457        58,942        209,632       309,217
MFS VIT Capital Opportunities
  Series - Initial Class         19,178      (29,504)     (10,326)       88,619            --        447,816       526,109
MFS VIT Emerging Growth
  Series - Initial Class             --      (87,148)     (87,148)      319,599            --        579,361       811,812
MFS VIT New Discovery Series
  - Initial Class                    --      (27,484)     (27,484)      116,523        69,343        305,617       463,999
MFS VIT Research Series -
  Initial Class                  10,484      (15,101)      (4,617)       59,542            --        154,953       209,878
MFS VIT Total Return Series -
  Initial Class                  19,291       (5,941)      13,350        11,625        25,854         29,002        79,831
Neuberger Berman AMT Mid-Cap
  Growth Portfolio - Class I         --      (28,615)     (28,615)      176,053            --        389,383       536,821
Neuberger Berman AMT Partners
  Portfolio - Class I               779         (812)         (33)        5,175        12,005         (5,263)       11,884
Oppenheimer Balanced Fund/VA
  - Non-Service Shares           21,624       (7,674)      13,950          (199)       47,536         55,219       116,506
Oppenheimer Global Securities
  Fund/ VA - Non-Service
  Shares                         27,561      (21,278)       6,283       131,058       143,963        239,263       520,567
Oppenheimer High Income
  Fund/VA - Non-Service Shares    7,928         (798)       7,130           290            --          1,415         8,835
PIMCO VIT CommodityRealReturn
  Strategy Portfolio -
  Administrative Class            7,451         (890)       6,561          (143)        1,003        (16,727)       (9,306)
PIMCO VIT Real Return
  Portfolio - Administrative
  Class                         523,982      (85,397)     438,585         9,390       313,163       (741,458)       19,680

                            See accompanying notes

                                   VL-R - 4

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF OPERATIONS - CONTINUED
For the Year Ended December 31, 2006

                                    A            B            A+B=C           D              E             F           C+D+E+F
                                                                                                       Net change     Increase
                                           Mortality and                                             in unrealized  (decrease) in
                                            expense risk                               Capital gain   appreciation   net assets
                                Dividends       and            Net       Net realized  distributions (depreciation)   resulting
                               from mutual administrative  investment   gain (loss) on  from mutual        of           from
Divisions                         funds       charges     income (loss)  investments       funds      investments    operations
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Short-Term
  Portfolio - Administrative
  Class                        $  209,350    $ (33,585)    $  175,765     $   (4,282)   $       --     $     (784)   $  170,699
PIMCO VIT Total Return
  Portfolio - Administrative
  Class                           827,282     (130,445)       696,837       (380,288)      119,901        140,867       577,317
Pioneer Fund VCT Portfolio -
  Class I                          43,052      (23,311)        19,741         66,362            --        384,974       471,077
Pioneer Growth Opportunities
  VCT Portfolio - Class I              --      (36,577)       (36,577)        79,869            --        189,546       232,838
Pioneer Mid Cap Value VCT
  Portfolio - Class I                  15          (94)           (79)            (3)          373          2,601         2,892
Putnam VT Diversified Income
  Fund - Class IB                 509,849      (46,223)       463,626         33,585            --         68,663       565,874
Putnam VT Growth and Income
  Fund - Class IB                 301,826     (116,303)       185,523        575,010       470,152      1,620,179     2,850,864
Putnam VT International
  Growth and Income Fund -
  Class IB                         74,730      (48,355)        26,375        360,192            --      1,246,217     1,632,784
Putnam VT Small Cap Value
  Fund - Class IB                   1,285       (2,972)        (1,687)        27,091        39,335         (3,385)       61,354
Putnam VT Vista Fund -
  Class IB                             --         (793)          (793)         1,593            --          4,353         5,153
Putnam VT Voyager Fund -
  Class IB                            433       (2,913)        (2,480)         1,614            --         18,494        17,628
SunAmerica - Aggressive
  Growth Portfolio - Class 1        1,098       (7,282)        (6,184)        51,285            --         79,785       124,886
SunAmerica - SunAmerica
  Balanced Portfolio - Class 1     31,488       (7,534)        23,954         13,228            --         70,343       107,525
UIF Equity Growth Portfolio -
  Class I                              --      (29,592)       (29,592)        82,391            --         77,386       130,185
UIF High Yield Portfolio -
  Class I                         132,730      (11,568)       121,162        (30,482)           --         34,803       125,483
VALIC Company I -
  International Equities Fund      39,995      (17,898)        22,097        237,928       151,425        105,700       517,150
VALIC Company I - Mid Cap
  Index Fund                       83,758     (121,436)       (37,678)       791,315     1,166,529       (412,652)    1,507,514
VALIC Company I - Money
  Market I Fund                 1,544,069     (237,806)     1,306,263             --            --             --     1,306,263
VALIC Company I - Nasdaq-100
  Index Fund                        3,186      (29,185)       (25,999)       338,983            --       (113,006)      199,978
VALIC Company I - Science &
  Technology Fund                      --       (8,670)        (8,670)        62,771            --            663        54,764
VALIC Company I - Small Cap
  Index Fund                       23,429      (42,826)       (19,397)       502,152       314,368        178,372       975,495
VALIC Company I - Stock Index
  Fund                            290,415     (250,176)        40,239      2,049,336     1,124,134      1,619,156     4,832,865
Van Kampen LIT Government
  Portfolio - Class I               6,936       (1,103)         5,833         (1,883)           --           (464)        3,486
Van Kampen LIT Growth and
  Income Portfolio - Class I      110,749      (71,802)        38,947        520,871       613,913        360,307     1,534,038
Van Kampen LIT Strategic
  Growth Portfolio - Class I           --         (421)          (421)           471            --          1,308         1,358
Vanguard VIF High Yield Bond
  Portfolio                       384,088      (36,393)       347,695        (72,435)           --        108,539       383,799
Vanguard VIF REIT Index
  Portfolio                       281,108      (98,945)       182,163        908,031       890,176      2,179,220     4,159,590

                            See accompanying notes

                                   VL-R - 5

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2006 and 2005

                                                                                             Divisions
                                                                  --------------------------------------------------------------
                                                                                  AIM V.I.                       Alger American
                                                                  AIM V.I. Core International AIM V.I. Premier  Leveraged AllCap
                                                                  Equity Fund -  Growth Fund   Equity Fund -   Portfolio -Class O
                                                                    Series I     - Series I       Series I           Shares
                                                                  ------------- ------------- ---------------- ------------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                    $     9,689   $    43,661    $    105,168       $  (11,375)
   Net realized gain (loss) on investments                              23,101       834,180       1,344,830           29,495
   Capital gain distributions from mutual funds                             --            --              --               --
   Net change in unrealized appreciation (depreciation) of
     investments                                                     1,035,524     1,524,936        (774,690)         256,959
                                                                   -----------   -----------    ------------       ----------
Increase (decrease) in net assets resulting from operations          1,068,314     2,402,777         675,308          275,079
                                                                   -----------   -----------    ------------       ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                      1,320,405     1,531,993         651,935          530,629
   Net transfers from (to) other Divisions or fixed rate option     12,882,196     1,945,861     (13,314,453)         616,919
   Internal rollovers                                                      190         2,416              --            2,615
   Cost of insurance and other charges                                (956,724)     (819,984)       (477,989)        (145,783)
   Administrative charges                                              (53,941)      (66,896)        (25,861)         (26,555)
   Policy loans                                                       (217,297)     (217,456)        (58,474)         (12,093)
   Death benefits                                                      (94,289)     (109,287)         (1,256)              --
   Withdrawals                                                        (606,490)     (596,985)       (276,220)          (6,097)
                                                                   -----------   -----------    ------------       ----------
Increase (decrease) in net assets resulting from principal
  transactions                                                      12,274,050     1,669,662     (13,502,318)         959,635
                                                                   -----------   -----------    ------------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             13,342,364     4,072,439     (12,827,010)       1,234,714

NET ASSETS:
   Beginning of year                                                        --     7,832,107      12,827,010        1,052,111
                                                                   -----------   -----------    ------------       ----------
   End of year                                                     $13,342,364   $11,904,546    $         --       $2,286,825
                                                                   ===========   ===========    ============       ==========

For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                    $        --   $      (492)   $     16,824       $   (5,297)
   Net realized gain (loss) on investments                                  --       654,292        (557,531)          11,644
   Capital gain distributions from mutual funds                             --            --              --               --
   Net change in unrealized appreciation (depreciation) of
     investments                                                            --       435,814       1,124,376          104,855
                                                                   -----------   -----------    ------------       ----------
Increase (decrease) in net assets resulting from operations                 --     1,089,614         583,669          111,202
                                                                   -----------   -----------    ------------       ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                             --     1,183,506       2,235,554          258,009
   Net transfers from (to) other Divisions or fixed rate option             --      (778,668)       (810,424)         272,618
   Internal rollovers                                                       --           374           3,625              238
   Cost of insurance and other charges                                      --      (661,674)     (1,498,715)         (96,966)
   Administrative charges                                                   --       (48,372)        (88,424)         (11,836)
   Policy loans                                                             --      (127,316)       (115,095)          (2,006)
   Death benefits                                                           --      (111,066)        (42,057)              --
   Withdrawals                                                              --      (277,444)       (593,378)         (24,484)
                                                                   -----------   -----------    ------------       ----------
Increase (decrease) in net assets resulting from principal
  transactions                                                              --      (820,660)       (908,914)         395,573
                                                                   -----------   -----------    ------------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     --       268,954        (325,245)         506,775

NET ASSETS:
   Beginning of year                                                        --     7,563,153      13,152,255          545,336
                                                                   -----------   -----------    ------------       ----------
   End of year                                                     $        --   $ 7,832,107    $ 12,827,010       $1,052,111
                                                                   ===========   ===========    ============       ==========

                            See accompanying notes

                                   VL-R - 6

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                                   Divisions
                                                   ------------------------------------------------------------------------
                                                     Alger American                                          Dreyfus IP
                                                      MidCap Growth    American Century  Credit Suisse      MidCap Stock
                                                   Portfolio - Class O VP Value Fund -  Small Cap Core I Portfolio - Initial
                                                         Shares            Class I         Portfolio           shares
                                                   ------------------- ---------------- ---------------- -------------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                        $  (11,700)       $   100,153       $  (12,061)       $  (16,318)
   Net realized gain (loss) on investments                 45,760            465,305           38,702            76,012
   Capital gain distributions from mutual funds           233,346          1,341,492               --           785,785
   Net change in unrealized appreciation
     (depreciation) of investments                       (116,555)           777,086           12,446          (516,371)
                                                       ----------        -----------       ----------        ----------
Increase (decrease) in net assets resulting from
  operations                                              150,851          2,684,036           39,087           329,108
                                                       ----------        -----------       ----------        ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                           424,590          2,696,932          332,665           928,653
   Net transfers from (to) other Divisions or
     fixed rate option                                     92,821           (315,229)         226,847            23,078
   Internal rollovers                                       1,861              3,970               --             1,603
   Cost of insurance and other charges                   (196,063)        (1,498,073)        (200,231)         (495,316)
   Administrative charges                                 (21,727)          (132,163)         (16,371)          (45,433)
   Policy loans                                           (27,097)          (100,103)         (16,342)          (25,963)
   Death benefits                                              --            (48,479)              (2)           (1,952)
   Withdrawals                                            (24,696)          (630,156)         (50,269)         (106,741)
                                                       ----------        -----------       ----------        ----------
Increase (decrease) in net assets resulting from
  principal transactions                                  249,689            (23,301)         276,297           277,929
                                                       ----------        -----------       ----------        ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   400,540          2,660,735          315,384           607,037
NET ASSETS:
   Beginning of year                                    1,468,832         14,952,181        1,515,020         4,620,970
                                                       ----------        -----------       ----------        ----------
   End of year                                         $1,869,372        $17,612,916       $1,830,404        $5,228,007
                                                       ==========        ===========       ==========        ==========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                        $   (8,405)       $    19,091       $  (11,549)       $  (29,791)
   Net realized gain (loss) on investments                 18,798            996,629          175,481           229,730
   Capital gain distributions from mutual funds            43,700          1,369,370               --            17,580
   Net change in unrealized appreciation
     (depreciation) of investments                         63,287         (1,811,913)        (228,024)          156,882
                                                       ----------        -----------       ----------        ----------
Increase (decrease) in net assets resulting from
  operations                                              117,380            573,177          (64,092)          374,401
                                                       ----------        -----------       ----------        ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                           410,486          2,460,436          404,228           973,084
   Net transfers from (to) other Divisions or
     fixed rate option                                    146,854            127,934         (421,651)          129,977
   Internal rollovers                                         378              1,431              729               420
   Cost of insurance and other charges                   (170,632)        (1,398,994)        (206,072)         (526,854)
   Administrative charges                                 (20,444)          (118,425)         (19,048)          (46,131)
   Policy loans                                             1,738            (69,003)          (8,049)          (44,088)
   Death benefits                                              --           (549,247)          (1,085)           (1,389)
   Withdrawals                                            (10,163)          (549,781)         (63,733)          (85,220)
                                                       ----------        -----------       ----------        ----------
Increase (decrease) in net assets resulting from
  principal transactions                                  358,217            (95,649)        (314,681)          399,799
                                                       ----------        -----------       ----------        ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   475,597            477,528         (378,773)          774,200

NET ASSETS:
   Beginning of year                                      993,235         14,474,653        1,893,793         3,846,770
                                                       ----------        -----------       ----------        ----------
   End of year                                         $1,468,832        $14,952,181       $1,515,020        $4,620,970
                                                       ==========        ===========       ==========        ==========

                            See accompanying notes

                                   VL-R - 7

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                                               Divisions
                                                                 --------------------------------------------------------


                                                                     Dreyfus VIF         Dreyfus VIF
                                                                 Developing Leaders     Quality Bond      DWS Equity 500
                                                                 Portfolio - Initial Portfolio - Initial Index Fund VIP -
                                                                       shares              shares            Class A
                                                                 ------------------- ------------------- ----------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                      $   (35,622)        $  323,409          $     --
   Net realized gain (loss) on investments                               198,431            (27,971)               --
   Capital gain distributions from mutual funds                          978,648                 --                --
   Net change in unrealized appreciation (depreciation) of
     investments                                                        (834,177)            (6,009)               --
                                                                     -----------         ----------          --------
Increase (decrease) in net assets resulting from operations              307,280            289,429                --
                                                                     -----------         ----------          --------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                        1,969,882          1,449,497                --
   Net transfers from (to) other Divisions or fixed rate option         (387,563)            15,458                --
   Internal rollovers                                                     10,323              9,234                --
   Cost of insurance and other charges                                (1,170,266)          (851,992)               --
   Administrative charges                                                (87,392)           (71,782)               --
   Policy loans                                                         (128,184)           (52,220)               --
   Death benefits                                                        (49,652)            (1,602)               --
   Withdrawals                                                          (588,301)          (197,858)               --
                                                                     -----------         ----------          --------
Increase (decrease) in net assets resulting from principal
  transactions                                                          (431,153)           298,735                --
                                                                     -----------         ----------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 (123,873)           588,164                --
NET ASSETS:
   Beginning of year                                                  11,869,378          8,094,497                --
                                                                     -----------         ----------          --------
   End of year                                                       $11,745,505         $8,682,661          $     --
                                                                     ===========         ==========          ========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                      $   (80,352)        $  234,531          $    175
   Net realized gain (loss) on investments                               290,620             (2,766)            1,229
   Capital gain distributions from mutual funds                               --                 --                --
   Net change in unrealized appreciation (depreciation) of
     investments                                                         366,961            (87,917)           (1,251)
                                                                     -----------         ----------          --------
Increase (decrease) in net assets resulting from operations              577,229            143,848               153
                                                                     -----------         ----------          --------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                        2,191,420          1,331,559             1,301
   Net transfers from (to) other Divisions or fixed rate option         (982,230)           (41,809)              (78)
   Internal rollovers                                                      6,331              1,222                --
   Cost of insurance and other charges                                (1,242,885)          (864,751)           (1,538)
   Administrative charges                                                (95,051)           (63,234)               --
   Policy loans                                                          (74,740)           (24,444)               --
   Death benefits                                                        (65,697)           (62,982)               --
   Withdrawals                                                          (365,104)          (390,022)          (18,687)
                                                                     -----------         ----------          --------
Increase (decrease) in net assets resulting from principal
  transactions                                                          (627,956)          (114,461)          (19,002)
                                                                     -----------         ----------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (50,727)            29,387           (18,849)
NET ASSETS:
   Beginning of year                                                  11,920,105          8,065,110            18,849
                                                                     -----------         ----------          --------
   End of year                                                       $11,869,378         $8,094,497          $     --
                                                                     ===========         ==========          ========

                                                                 ------------
                                                                 Fidelity VIP
                                                                    Asset
                                                                   Manager
                                                                 Portfolio -
                                                                   Service
                                                                   Class 2
                                                                 ------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                   $   93,579
   Net realized gain (loss) on investments                            87,138
   Capital gain distributions from mutual funds                           --
   Net change in unrealized appreciation (depreciation) of
     investments                                                     161,458
                                                                  ----------
Increase (decrease) in net assets resulting from operations          342,175
                                                                  ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                      780,955
   Net transfers from (to) other Divisions or fixed rate option      123,800
   Internal rollovers                                                 13,162
   Cost of insurance and other charges                              (511,833)
   Administrative charges                                            (39,787)
   Policy loans                                                      (57,185)
   Death benefits                                                     (2,268)
   Withdrawals                                                      (181,052)
                                                                  ----------
Increase (decrease) in net assets resulting from principal
  transactions                                                       125,792
                                                                  ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              467,967
NET ASSETS:
   Beginning of year                                               5,191,276
                                                                  ----------
   End of year                                                    $5,659,243
                                                                  ==========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                   $   85,707
   Net realized gain (loss) on investments                            50,901
   Capital gain distributions from mutual funds                        1,654
   Net change in unrealized appreciation (depreciation) of
     investments                                                      13,179
                                                                  ----------
Increase (decrease) in net assets resulting from operations          151,441
                                                                  ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                      950,956
   Net transfers from (to) other Divisions or fixed rate option      (44,224)
   Internal rollovers                                                 13,267
   Cost of insurance and other charges                              (532,397)
   Administrative charges                                            (47,340)
   Policy loans                                                      (42,449)
   Death benefits                                                     (5,109)
   Withdrawals                                                       (93,365)
                                                                  ----------
Increase (decrease) in net assets resulting from principal
  transactions                                                       199,339
                                                                  ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              350,780
NET ASSETS:
   Beginning of year                                               4,840,496
                                                                  ----------
   End of year                                                    $5,191,276
                                                                  ==========

                            See accompanying notes

                                   VL-R - 8

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                                      Divisions
                                                   -----------------------------------------------------------
                                                      Fidelity VIP        Fidelity VIP        Fidelity VIP
                                                       Contrafund         Equity-Income       Freedom 2020
                                                   Portfolio - Service Portfolio - Service Portfolio - Service
                                                         Class 2             Class 2             Class 2
                                                   ------------------- ------------------- -------------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                        $    95,528         $   428,596           $   113
   Net realized gain (loss) on investments               1,566,138             652,056                18
   Capital gain distributions from mutual funds          2,505,870           2,313,819                93
   Net change in unrealized appreciation
     (depreciation) of investments                      (1,339,399)            (88,746)              521
                                                       -----------         -----------           -------
Increase (decrease) in net assets resulting from
  operations                                             2,828,137           3,305,725               745
                                                       -----------         -----------           -------
PRINCIPAL TRANSACTIONS:
   Net premiums                                          4,923,210           3,099,899             2,737
   Net transfers from (to) other Divisions or
     fixed rate option                                   2,435,931             641,299             8,494
   Internal rollovers                                       62,573              18,534                --
   Cost of insurance and other charges                  (2,112,995)         (1,683,145)           (1,347)
   Administrative charges                                 (237,749)           (155,094)             (137)
   Policy loans                                           (394,731)           (348,669)               --
   Death benefits                                             (147)            (21,750)               --
   Withdrawals                                            (881,154)           (996,983)               --
                                                       -----------         -----------           -------
Increase (decrease) in net assets resulting from
  principal transactions                                 3,794,938             554,091             9,747
                                                       -----------         -----------           -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  6,623,075           3,859,816            10,492
NET ASSETS:
   Beginning of year                                    25,378,294          17,225,583                --
                                                       -----------         -----------           -------
   End of year                                         $32,001,369         $21,085,399           $10,492
                                                       ===========         ===========           =======
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                        $  (121,727)        $   123,740           $    --
   Net realized gain (loss) on investments               1,411,273             658,380                --
   Capital gain distributions from mutual funds              3,507             577,829                --
   Net change in unrealized appreciation
     (depreciation) of investments                       1,931,073            (639,565)               --
                                                       -----------         -----------           -------
Increase (decrease) in net assets resulting from
  operations                                             3,224,126             720,384                --
                                                       -----------         -----------           -------
PRINCIPAL TRANSACTIONS:
   Net premiums                                          4,561,396           3,326,778                --
   Net transfers from (to) other Divisions or
     fixed rate option                                   3,526,648          (1,458,726)               --
   Internal rollovers                                       27,494              13,926                --
   Cost of insurance and other charges                  (1,757,809)         (1,647,752)               --
   Administrative charges                                 (218,613)           (161,430)               --
   Policy loans                                            (16,997)           (126,201)               --
   Death benefits                                          (23,657)           (174,144)               --
   Withdrawals                                            (564,870)           (593,421)               --
                                                       -----------         -----------           -------
Increase (decrease) in net assets resulting from
  principal transactions                                 5,533,592            (820,970)               --
                                                       -----------         -----------           -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  8,757,718            (100,586)               --

NET ASSETS:
Beginning of year                                       16,620,576          17,326,169                --
                                                       -----------         -----------           -------
End of year                                            $25,378,294         $17,225,583           $    --
                                                       ===========         ===========           =======

                                                   -------------------
                                                      Fidelity VIP
                                                      Freedom 2025
                                                   Portfolio - Service
                                                         Class 2
                                                   -------------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                          $   709
   Net realized gain (loss) on investments                    53
   Capital gain distributions from mutual funds              744
   Net change in unrealized appreciation
     (depreciation) of investments                           518
                                                         -------
Increase (decrease) in net assets resulting from
  operations                                               2,024
                                                         -------
PRINCIPAL TRANSACTIONS:
   Net premiums                                           12,431
   Net transfers from (to) other Divisions or
     fixed rate option                                    43,130
   Internal rollovers                                        398
   Cost of insurance and other charges                    (2,470)
   Administrative charges                                   (622)
   Policy loans                                               --
   Death benefits                                             --
   Withdrawals                                                --
                                                         -------
Increase (decrease) in net assets resulting from
  principal transactions                                  52,867
                                                         -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   54,891
NET ASSETS:
   Beginning of year                                          --
                                                         -------
   End of year                                           $54,891
                                                         =======
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                          $    --
   Net realized gain (loss) on investments                    --
   Capital gain distributions from mutual funds               --
   Net change in unrealized appreciation
     (depreciation) of investments                            --
                                                         -------
Increase (decrease) in net assets resulting from
  operations                                                  --
                                                         -------
PRINCIPAL TRANSACTIONS:
   Net premiums                                               --
   Net transfers from (to) other Divisions or
     fixed rate option                                        --
   Internal rollovers                                         --
   Cost of insurance and other charges                        --
   Administrative charges                                     --
   Policy loans                                               --
   Death benefits                                             --
   Withdrawals                                                --
                                                         -------
Increase (decrease) in net assets resulting from
  principal transactions                                      --
                                                         -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       --

NET ASSETS:
Beginning of year                                             --
                                                         -------
End of year                                              $    --
                                                         =======

                            See accompanying notes

                                   VL-R - 9

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                                    Divisions
                                                   ---------------------------------------------------------------------------
                                                      Fidelity VIP                                         Franklin Templeton -
                                                      Freedom 2030        Fidelity VIP    Fidelity VIP Mid  Franklin Small Cap
                                                   Portfolio - Service Growth Portfolio - Cap Portfolio -    Value Securities
                                                         Class 2        Service Class 2   Service Class 2     Fund - Class 2
                                                   ------------------- ------------------ ---------------- --------------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                          $   774          $   (70,847)       $  (32,537)        $   (5,004)
   Net realized gain (loss) on investments                   199              204,881           294,963            111,683
   Capital gain distributions from mutual funds              661                   --           659,262            198,975
   Net change in unrealized appreciation
     (depreciation) of investments                           222              630,876          (375,386)           578,082
                                                         -------          -----------        ----------         ----------
Increase (decrease) in net assets resulting from
  operations                                               1,856              764,910           546,302            883,736
                                                         -------          -----------        ----------         ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                           14,163            2,823,425         1,813,879          1,387,979
   Net transfers from (to) other Divisions or
     fixed rate option                                    53,451              (65,672)         (167,074)         2,276,973
   Internal rollovers                                         --               45,852             6,514             19,070
   Cost of insurance and other charges                    (4,256)          (1,458,192)         (551,666)          (360,580)
   Administrative charges                                   (698)            (143,780)          (94,728)           (72,730)
   Policy loans                                               --             (130,916)          (36,108)           (19,981)
   Death benefits                                             --               (2,075)          (34,180)              (150)
   Withdrawals                                                --             (356,477)         (115,302)           (98,655)
                                                         -------          -----------        ----------         ----------
Increase (decrease) in net assets resulting from
  principal transactions                                  62,660              712,165           821,335          3,131,926
                                                         -------          -----------        ----------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   64,516            1,477,075         1,367,637          4,015,662
NET ASSETS:
Beginning of year                                             --           12,333,732         5,017,356          4,462,422
                                                         -------          -----------        ----------         ----------
End of year                                              $64,516          $13,810,807        $6,384,993         $8,478,084
                                                         =======          ===========        ==========         ==========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                          $    --          $   (48,195)       $  (21,364)        $    7,388
   Net realized gain (loss) on investments                    --              105,974           209,437            172,698
   Capital gain distributions from mutual funds               --                   --            22,730             24,208
   Net change in unrealized appreciation
     (depreciation) of investments                            --              459,808           421,937            137,721
                                                         -------          -----------        ----------         ----------
Increase (decrease) in net assets resulting from
  operations                                                  --              517,587           632,740            342,015
                                                         -------          -----------        ----------         ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                               --            2,893,700           999,954            861,667
   Net transfers from (to) other Divisions or
     fixed rate option                                        --             (531,785)        2,773,447          2,573,741
   Internal rollovers                                         --               29,543             4,046              7,008
   Cost of insurance and other charges                        --           (1,454,858)         (272,523)          (235,830)
   Administrative charges                                     --             (142,954)          (52,402)           (43,216)
   Policy loans                                               --                  246           (16,411)            (7,493)
   Death benefits                                             --              (40,342)             (232)                --
   Withdrawals                                                --             (427,987)         (170,063)          (210,695)
                                                         -------          -----------        ----------         ----------
Increase (decrease) in net assets resulting from
  principal transactions                                      --              325,563         3,265,816          2,945,182
                                                         -------          -----------        ----------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       --              843,150         3,898,556          3,287,197
NET ASSETS:
   Beginning of year                                          --           11,490,582         1,118,800          1,175,225
                                                         -------          -----------        ----------         ----------
   End of year                                           $    --          $12,333,732        $5,017,356         $4,462,422
                                                         =======          ===========        ==========         ==========

                            See accompanying notes

                                   VL-R - 10

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                                 Divisions
                                                   --------------------------------------------------------------------
                                                   Franklin Templeton    Franklin        Franklin          Franklin
                                                   - Franklin Small-   Templeton -      Templeton -       Templeton -
                                                     Mid Cap Growth   Franklin U.S.    Mutual Shares   Templeton Foreign
                                                   Securities Fund -    Government   Securities Fund - Securities Fund -
                                                        Class 2       Fund - Class 2      Class 2           Class 2
                                                   ------------------ -------------- ----------------- -----------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                         $   (804)      $   333,977      $    77,927       $    68,577
   Net realized gain (loss) on investments                 6,506          (224,502)         335,389           763,949
   Capital gain distributions from mutual funds               --                --          430,467                --
   Net change in unrealized appreciation
     (depreciation) of investments                         3,158           190,212        1,310,423         1,507,480
                                                        --------       -----------      -----------       -----------
Increase (decrease) in net assets resulting from
  operations                                               8,860           299,687        2,154,206         2,340,006
                                                        --------       -----------      -----------       -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                            1,443           763,320        1,545,202           929,895
   Net transfers from (to) other Divisions or
     fixed rate option                                     3,860        (1,008,803)       4,614,713           233,690
   Internal rollovers                                         --             1,038            1,845            13,144
   Cost of insurance and other charges                    (2,602)       (1,044,809)        (803,603)         (854,453)
   Administrative charges                                     --           (37,501)         (71,880)          (44,477)
   Policy loans                                             (431)          (11,394)         (17,718)          (58,675)
   Death benefits                                             --            (1,616)          (2,661)           (2,843)
   Withdrawals                                           (35,641)       (2,936,287)        (263,351)         (302,716)
                                                        --------       -----------      -----------       -----------
Increase (decrease) in net assets resulting from
  principal transactions                                 (33,371)       (4,276,052)       5,002,547           (86,435)
                                                        --------       -----------      -----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (24,511)       (3,976,365)       7,156,753         2,253,571

NET ASSETS:
   Beginning of year                                     133,093        13,373,590        9,375,597        11,370,162
                                                        --------       -----------      -----------       -----------
   End of year                                          $108,582       $ 9,397,225      $16,532,350       $13,623,733
                                                        ========       ===========      ===========       ===========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                         $   (948)      $   497,209      $    17,206       $    48,568
   Net realized gain (loss) on investments                 5,021          (166,043)         287,343         1,007,998
   Capital gain distributions from mutual funds               --                --           29,378                --
   Net change in unrealized appreciation
     (depreciation) of investments                        (2,476)         (101,939)         502,245          (119,732)
                                                        --------       -----------      -----------       -----------
Increase (decrease) in net assets resulting from
  operations                                               1,597           229,227          836,172           936,834
                                                        --------       -----------      -----------       -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                            2,467         1,420,202          795,119           995,513
   Net transfers from (to) other Divisions or
     fixed rate option                                   (19,154)        1,559,827          791,478          (816,806)
   Internal rollovers                                         --             1,141            1,480             5,557
   Cost of insurance and other charges                    (3,492)       (1,043,709)        (658,282)         (747,421)
   Administrative charges                                     --           (67,924)         (36,414)          (43,849)
   Policy loans                                               14            (2,004)         (51,983)          (10,786)
   Death benefits                                             --                --           (1,036)             (528)
   Withdrawals                                            (5,715)         (198,021)         (25,552)         (214,760)
                                                        --------       -----------      -----------       -----------
Increase (decrease) in net assets resulting from
  principal transactions                                 (25,880)        1,669,512          814,810          (833,080)
                                                        --------       -----------      -----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (24,283)        1,898,739        1,650,982           103,754

NET ASSETS:
   Beginning of year                                     157,376        11,474,851        7,724,615        11,266,408
                                                        --------       -----------      -----------       -----------
   End of year                                          $133,093       $13,373,590      $ 9,375,597       $11,370,162
                                                        ========       ===========      ===========       ===========

                            See accompanying notes

                                   VL-R - 11

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                                 Divisions
                                                   ---------------------------------------------------------------------
                                                                 Janus Aspen Series    Janus Aspen        Janus Aspen
                                                      Goldman      International      Series Mid Cap    Series Worldwide
                                                   Sachs Capital Growth Portfolio - Growth Portfolio - Growth Portfolio -
                                                    Growth Fund    Service Shares     Service Shares     Service Shares
                                                   ------------- ------------------ ------------------ ------------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                     $   (30,055)    $   105,155         $  (21,547)        $   37,848
   Net realized gain (loss) on investments              436,754         688,113            259,677            137,455
   Capital gain distributions from mutual funds              --              --                 --                 --
   Net change in unrealized appreciation
     (depreciation) of investments                      251,412       2,171,821            128,325            483,941
                                                    -----------     -----------         ----------         ----------
Increase (decrease) in net assets resulting from
  operations                                            658,111       2,965,089            366,455            659,244
                                                    -----------     -----------         ----------         ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                              --       1,159,684            572,813            722,944
   Net transfers from (to) other Divisions or
     fixed rate option                               (1,476,643)      3,835,895              7,654           (201,972)
   Internal rollovers                                        --           3,541              8,440              4,876
   Cost of insurance and other charges                 (387,609)       (764,047)          (335,512)          (412,870)
   Administrative charges                                  (223)        (57,976)           (28,857)           (37,481)
   Policy loans                                            (301)        (63,516)           (31,596)           (62,349)
   Death benefits                                            --            (145)                --            (16,309)
   Withdrawals                                           (6,220)       (149,200)          (133,652)          (217,347)
                                                    -----------     -----------         ----------         ----------
Increase (decrease) in net assets resulting from
  principal transactions                             (1,870,996)      3,964,236             59,290           (220,508)
                                                    -----------     -----------         ----------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (1,212,885)      6,929,325            425,745            438,736
NET ASSETS:
   Beginning of year                                  8,385,862       5,053,510          2,959,840          3,991,888
                                                    -----------     -----------         ----------         ----------
   End of year                                      $ 7,172,977     $11,982,835         $3,385,585         $4,430,624
                                                    ===========     ===========         ==========         ==========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                     $   (27,283)    $    16,613         $  (18,171)        $   20,669
   Net realized gain (loss) on investments               42,554         194,184            155,275             45,943
   Capital gain distributions from mutual funds              --              --                 --                 --
   Net change in unrealized appreciation
     (depreciation) of investments                      173,821         931,398            141,206            116,444
                                                    -----------     -----------         ----------         ----------
Increase (decrease) in net assets resulting from
  operations                                            189,092       1,142,195            278,310            183,056
                                                    -----------     -----------         ----------         ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                              --         767,401            599,159            808,795
   Net transfers from (to) other Divisions or
     fixed rate option                                   (3,745)        443,444            (95,324)          (414,321)
   Internal rollovers                                        --             429                998                113
   Cost of insurance and other charges                 (487,695)       (414,703)          (337,320)          (450,910)
   Administrative charges                                  (254)        (37,448)           (29,512)           (41,289)
   Policy loans                                            (770)        (45,570)           (26,991)           (15,340)
   Death benefits                                            --         (27,549)              (859)           (41,202)
   Withdrawals                                           (5,871)        (55,587)           (72,511)           (56,087)
                                                    -----------     -----------         ----------         ----------
Increase (decrease) in net assets resulting from
  principal transactions                               (498,335)        630,417             37,640           (210,241)
                                                    -----------     -----------         ----------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (309,243)      1,772,612            315,950            (27,185)
NET ASSETS:
   Beginning of year                                  8,695,105       3,280,898          2,643,890          4,019,073
                                                    -----------     -----------         ----------         ----------
   End of year                                      $ 8,385,862     $ 5,053,510         $2,959,840         $3,991,888
                                                    ===========     ===========         ==========         ==========

                            See accompanying notes

                                   VL-R - 12

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                             Divisions
                                                   ------------------------------------------------------------
                                                                                           MFS VIT Capital
                                                   JPMorgan Mid             JPMorgan Small  Opportunities   MFS VIT Emerging
                                                    Cap Value                  Company     Series - Initial Growth Series -
                                                    Portfolio                 Portfolio         Class        Initial Class
                                                   ------------             -------------- ---------------- ----------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                    $    (1,642)               $  (15,814)     $  (10,326)     $   (87,148)
   Net realized gain (loss) on investments             201,881                    56,457          88,619          319,599
   Capital gain distributions from mutual funds         93,681                    58,942              --               --
   Net change in unrealized appreciation
     (depreciation) of investments                     255,664                   209,632         447,816          579,361
                                                   -----------                ----------      ----------      -----------
Increase (decrease) in net assets resulting from
  operations                                           549,584                   309,217         526,109          811,812
                                                   -----------                ----------      ----------      -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                        445,024                   413,486         825,232        1,987,547
   Net transfers from (to) other Divisions or
     fixed rate option                              (1,271,831)                  332,503        (275,950)        (752,983)
   Internal rollovers                                    3,174                     3,038          42,045           34,328
   Cost of insurance and other charges                (103,499)                 (214,204)       (518,563)      (1,341,963)
   Administrative charges                              (22,428)                  (19,993)        (42,869)         (80,358)
   Policy loans                                        (17,157)                  (25,021)        (54,329)        (187,732)
   Death benefits                                           81                        (4)         (2,276)         (96,755)
   Withdrawals                                        (108,604)                  (75,361)       (177,009)        (853,221)
                                                   -----------                ----------      ----------      -----------
Increase (decrease) in net assets resulting from
  principal transactions                            (1,075,240)                  414,444        (203,719)      (1,291,137)
                                                   -----------                ----------      ----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (525,656)                  723,661         322,390         (479,325)

NET ASSETS:
   Beginning of year                                 4,024,617                 2,006,910       4,198,508       12,566,759
                                                   -----------                ----------      ----------      -----------
   End of year                                     $ 3,498,961                $2,730,571      $4,520,898      $12,087,434
                                                   ===========                ==========      ==========      ===========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                    $   (17,579)               $  (12,471)     $    2,387      $   (84,977)
   Net realized gain (loss) on investments             127,740                   174,256          48,971         (166,785)
   Capital gain distributions from mutual funds         48,776                   224,360              --               --
   Net change in unrealized appreciation
     (depreciation) of investments                     151,024                  (351,009)        (11,883)       1,097,176
                                                   -----------                ----------      ----------      -----------
Increase (decrease) in net assets resulting from
  operations                                           309,961                    35,136          39,475          845,414
                                                   -----------                ----------      ----------      -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                      1,398,718                   403,127         932,038        2,391,642
   Net transfers from (to) other Divisions or
     fixed rate option                               2,162,817                   133,716        (164,810)      (3,094,605)
   Internal rollovers                                    3,145                     2,027          10,963           11,006
   Cost of insurance and other charges                (125,059)                 (185,057)       (565,568)      (1,434,224)
   Administrative charges                              (70,067)                  (18,817)        (46,832)         (92,031)
   Policy loans                                         (7,165)                  (62,970)        (60,052)        (195,043)
   Death benefits                                           --                      (508)         (1,523)          (7,641)
   Withdrawals                                        (157,382)                  (84,886)       (162,933)        (526,105)
                                                   -----------                ----------      ----------      -----------
Increase (decrease) in net assets resulting from
  principal transactions                             3,205,007                   186,632         (58,717)      (2,947,001)
                                                   -----------                ----------      ----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS              3,514,968                   221,768         (19,242)      (2,101,587)
NET ASSETS:
   Beginning of year                                   509,649                 1,785,142       4,217,750       14,668,346
                                                   -----------                ----------      ----------      -----------
   End of year                                     $ 4,024,617                $2,006,910      $4,198,508      $12,566,759
                                                   ===========                ==========      ==========      ===========

                            See accompanying notes

                                   VL-R - 13

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                                  Divisions
                                                   -----------------------------------------------------------------------
                                                                                                             Neuberger
                                                      MFS VIT New          MFS VIT       MFS VIT Total    Berman AMT Mid-
                                                   Discovery Series - Research Series - Return Series -     Cap Growth
                                                     Initial Class      Initial Class    Initial Class  Portfolio - Class I
                                                   ------------------ ----------------- --------------- -------------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                        $  (27,484)       $   (4,617)       $  13,350        $  (28,615)
   Net realized gain (loss) on investments                116,523            59,542           11,625           176,053
   Capital gain distributions from mutual funds            69,343                --           25,854                --
   Net change in unrealized appreciation
     (depreciation) of investments                        305,617           154,953           29,002           389,383
                                                       ----------        ----------        ---------        ----------
Increase (decrease) in net assets resulting from
  operations                                              463,999           209,878           79,831           536,821
                                                       ----------        ----------        ---------        ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                           689,882           441,240           10,697           728,925
   Net transfers from (to) other Divisions or
     fixed rate option                                    (26,023)           (1,925)          (1,385)          300,319
   Internal rollovers                                      11,647             1,895               --            37,607
   Cost of insurance and other charges                   (508,787)         (246,752)         (42,538)         (397,340)
   Administrative charges                                 (34,172)          (22,315)              --           (37,627)
   Policy loans                                           (40,268)          (30,978)          (7,202)          (28,773)
   Death benefits                                              (4)               (3)              --            (1,842)
   Withdrawals                                           (113,603)          (47,513)         (84,421)          (97,962)
                                                       ----------        ----------        ---------        ----------
Increase (decrease) in net assets resulting from
  principal transactions                                  (21,328)           93,649         (124,849)          503,307
                                                       ----------        ----------        ---------        ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   442,671           303,527          (45,018)        1,040,128
NET ASSETS:
   Beginning of year                                    3,709,291         2,077,717          820,117         3,551,478
                                                       ----------        ----------        ---------        ----------
   End of year                                         $4,151,962        $2,381,244        $ 775,099        $4,591,606
                                                       ==========        ==========        =========        ==========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                        $  (23,805)       $   (4,442)       $  11,796        $  (21,203)
   Net realized gain (loss) on investments                 51,074            27,693           19,227            54,328
   Capital gain distributions from mutual funds                --                --           35,945                --
   Net change in unrealized appreciation
     (depreciation) of investments                        136,775           110,300          (48,408)          367,089
                                                       ----------        ----------        ---------        ----------
Increase (decrease) in net assets resulting from
  operations                                              164,044           133,551           18,560           400,214
                                                       ----------        ----------        ---------        ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                           774,724           437,282           20,560           825,349
   Net transfers from (to) other Divisions or
     fixed rate option                                    (62,450)          125,983          (97,689)           22,256
   Internal rollovers                                       3,097             5,775               --            11,930
   Cost of insurance and other charges                   (476,648)         (280,355)           7,733          (369,103)
   Administrative charges                                 (37,543)          (21,889)              --           (41,047)
   Policy loans                                           (28,181)          (14,977)          (1,228)          (20,571)
   Death benefits                                          (1,019)          (31,179)              --           (18,592)
   Withdrawals                                            (79,535)          (58,262)         (40,753)          (66,956)
                                                       ----------        ----------        ---------        ----------
Increase (decrease) in net assets resulting from
  principal transactions                                   92,445           162,378         (111,377)          343,266
                                                       ----------        ----------        ---------        ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   256,489           295,929          (92,817)          743,480
NET ASSETS:
   Beginning of year                                    3,452,802         1,781,788          912,934         2,807,998
                                                       ----------        ----------        ---------        ----------
   End of year                                         $3,709,291        $2,077,717        $ 820,117        $3,551,478
                                                       ==========        ==========        =========        ==========

                            See accompanying notes

                                   VL-R - 14

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                                Divisions
                                                   ------------------------------------------------------------------
                                                                        Oppenheimer      Oppenheimer     Oppenheimer
                                                    Neuberger Berman      Balanced    Global Securities  High Income
                                                      AMT Partners     Fund/VA -Non-   Fund/VA - Non-   Fund/VA -Non-
                                                   Portfolio - Class I Service Shares  Service Shares   Service Shares
                                                   ------------------- -------------- ----------------- --------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                         $    (33)        $   13,950      $    6,283        $  7,130
   Net realized gain (loss) on investments                 5,175               (199)        131,058             290
   Capital gain distributions from mutual funds           12,005             47,536         143,963              --
   Net change in unrealized appreciation
     (depreciation) of investments                        (5,263)            55,219         239,263           1,415
                                                        --------         ----------      ----------        --------
Increase (decrease) in net assets resulting from
  operations                                              11,884            116,506         520,567           8,835
                                                        --------         ----------      ----------        --------
PRINCIPAL TRANSACTIONS:
   Net premiums                                            1,480            312,959         933,531           4,297
   Net transfers from (to) other Divisions or
     fixed rate option                                     2,288            208,785         655,581              32
   Internal rollovers                                         --              3,148           3,958              --
   Cost of insurance and other charges                    (3,285)          (152,299)       (379,298)         (3,662)
   Administrative charges                                     --            (15,881)        (47,436)             --
   Policy loans                                           (1,833)            (6,912)        (41,231)         (1,833)
   Death benefits                                             --                 --              --              --
   Withdrawals                                           (10,133)           (48,568)        (42,931)         (2,588)
                                                        --------         ----------      ----------        --------
Increase (decrease) in net assets resulting from
  principal transactions                                 (11,483)           301,232       1,082,174          (3,754)
                                                        --------         ----------      ----------        --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      401            417,738       1,602,741           5,081
NET ASSETS:
   Beginning of year                                     110,794            948,128       2,440,758         105,365
                                                        --------         ----------      ----------        --------
   End of year                                          $111,195         $1,365,866      $4,043,499        $110,446
                                                        ========         ==========      ==========        ========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                         $    (16)        $    6,133      $    2,604        $  5,432
   Net realized gain (loss) on investments                25,275             15,116          50,058            (160)
   Capital gain distributions from mutual funds               18             24,155              --              --
   Net change in unrealized appreciation
     (depreciation) of investments                       (10,112)           (16,437)        230,580          (3,466)
                                                        --------         ----------      ----------        --------
Increase (decrease) in net assets resulting from
  operations                                              15,165             28,967         283,242           1,806
                                                        --------         ----------      ----------        --------
PRINCIPAL TRANSACTIONS:
   Net premiums                                            1,001            252,321         589,574           4,142
   Net transfers from (to) other Divisions or
     fixed rate option                                     2,457            179,811         786,680          12,897
   Internal rollovers                                         --                350           5,682              --
   Cost of insurance and other charges                    (2,608)           (94,980)       (236,212)         (3,749)
   Administrative charges                                     --            (12,637)        (28,854)             --
   Policy loans                                           (1,863)           (63,217)         30,370          (1,368)
   Death benefits                                             --                 --             (14)             --
   Withdrawals                                           (41,001)            (2,539)        (75,359)         (8,526)
                                                        --------         ----------      ----------        --------
Increase (decrease) in net assets resulting from
  principal transactions                                 (42,014)           259,109       1,071,867           3,396
                                                        --------         ----------      ----------        --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (26,849)           288,076       1,355,109           5,202

NET ASSETS:
   Beginning of year                                     137,643            660,052       1,085,649         100,163
                                                        --------         ----------      ----------        --------
   End of year                                          $110,794         $  948,128      $2,440,758        $105,365
                                                        ========         ==========      ==========        ========

                            See accompanying notes

                                   VL-R - 15

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                                   Divisions
                                                   ------------------------------------------------------------------------
                                                                                             PIMCO VIT
                                                        PIMCO VIT         PIMCO VIT Real     Short-Term    PIMCO VIT Total
                                                   CommodityRealReturn  Return Portfolio -  Portfolio -   Return Portfolio -
                                                   Strategy Portfolio -   Administrative   Administrative   Administrative
                                                   Administrative Class       Class            Class            Class
                                                   -------------------- ------------------ -------------- ------------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                          $  6,561          $   438,585      $   175,765      $   696,837
   Net realized gain (loss) on investments                   (143)               9,390           (4,282)        (380,288)
   Capital gain distributions from mutual funds             1,003              313,163               --          119,901
   Net change in unrealized appreciation
     (depreciation) of investments                        (16,727)            (741,458)            (784)         140,867
                                                         --------          -----------      -----------      -----------
Increase (decrease) in net assets resulting from
  operations                                               (9,306)              19,680          170,699          577,317
                                                         --------          -----------      -----------      -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                             4,357            2,325,664          776,516        3,674,492
   Net transfers from (to) other Divisions or
     fixed rate option                                    266,099             (837,509)          30,265       (3,145,448)
   Internal rollovers                                          --                2,625            3,158           12,412
   Cost of insurance and other charges                     (5,113)          (1,381,218)        (534,511)      (1,466,627)
   Administrative charges                                    (228)            (114,774)         (38,393)        (175,128)
   Policy loans                                                --             (231,220)        (118,749)        (240,984)
   Death benefits                                              --              (14,069)          (2,098)          (2,805)
   Withdrawals                                               (677)            (370,689)        (156,789)        (791,659)
                                                         --------          -----------      -----------      -----------
Increase (decrease) in net assets resulting from
  principal transactions                                  264,438             (621,190)         (40,601)      (2,135,747)
                                                         --------          -----------      -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   255,132             (601,510)         130,098       (1,558,430)

NET ASSETS:
   Beginning of year                                           --           12,345,542        4,854,681       24,219,508
                                                         --------          -----------      -----------      -----------
   End of year                                           $255,132          $11,744,032      $ 4,984,779      $22,661,078
                                                         ========          ===========      ===========      ===========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                          $     --          $   250,042      $   102,437      $   590,036
   Net realized gain (loss) on investments                     --              381,521           (2,282)         173,741
   Capital gain distributions from mutual funds                --              134,036               --          367,262
   Net change in unrealized appreciation
     (depreciation) of investments                             --             (600,970)         (11,994)        (743,369)
                                                         --------          -----------      -----------      -----------
Increase (decrease) in net assets resulting from
  operations                                                   --              164,629           88,161          387,670
                                                         --------          -----------      -----------      -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                --            2,122,820          805,130        5,654,495
   Net transfers from (to) other Divisions or
     fixed rate option                                         --           (1,005,059)      (1,085,070)       9,067,641
   Internal rollovers                                          --                1,960              910            4,869
   Cost of insurance and other charges                         --           (1,293,910)        (506,287)      (1,354,946)
   Administrative charges                                      --             (101,343)         (36,829)        (274,581)
   Policy loans                                                --             (141,900)         (37,853)         (70,849)
   Death benefits                                              --               (2,376)        (233,520)        (122,685)
   Withdrawals                                                 --             (440,954)        (137,362)        (933,205)
                                                         --------          -----------      -----------      -----------
Increase (decrease) in net assets resulting from
  principal transactions                                       --             (860,762)      (1,230,881)      11,970,739
                                                         --------          -----------      -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        --             (696,133)      (1,142,720)      12,358,409

NET ASSETS:
   Beginning of year                                           --           13,041,675        5,997,401       11,861,099
                                                         --------          -----------      -----------      -----------
   End of year                                           $     --          $12,345,542      $ 4,854,681      $24,219,508
                                                         ========          ===========      ===========      ===========

                            See accompanying notes

                                   VL-R - 16

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                                 Divisions
                                                   --------------------------------------------------------------------
                                                                   Pioneer Growth
                                                    Pioneer Fund    Opportunities   Pioneer Mid Cap       Putnam VT
                                                   VCT Portfolio - VCT Portfolio -     Value VCT      Diversified Income
                                                       Class I         Class I     Portfolio -Class I  Fund - Class IB
                                                   --------------- --------------- ------------------ ------------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                      $   19,741      $  (36,577)        $   (79)         $   463,626
   Net realized gain (loss) on investments               66,362          79,869              (3)              33,585
   Capital gain distributions from mutual funds              --              --             373                   --
   Net change in unrealized appreciation
     (depreciation) of investments                      384,974         189,546           2,601               68,663
                                                     ----------      ----------         -------          -----------
Increase (decrease) in net assets resulting from
  operations                                            471,077         232,838           2,892              565,874
                                                     ----------      ----------         -------          -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                         295,848         544,505           7,736            1,561,190
   Net transfers from (to) other Divisions or
     fixed rate option                                 (222,509)        (98,613)         67,239             (367,345)
   Internal rollovers                                       877           3,903             796                8,507
   Cost of insurance and other charges                 (247,435)       (441,521)         (2,497)            (383,769)
   Administrative charges                               (10,650)        (22,070)           (386)            (108,472)
   Policy loans                                         (44,157)       (128,459)             --              (91,865)
   Death benefits                                            --              --              --                 (662)
   Withdrawals                                         (176,627)       (373,505)           (175)            (120,411)
                                                     ----------      ----------         -------          -----------
Increase (decrease) in net assets resulting from
  principal transactions                               (404,653)       (515,760)         72,713              497,173
                                                     ----------      ----------         -------          -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  66,424        (282,922)         75,605            1,063,047
NET ASSETS:
   Beginning of year                                  3,232,792       5,275,314              --           10,453,953
                                                     ----------      ----------         -------          -----------
   End of year                                       $3,299,216      $4,992,392         $75,605          $11,517,000
                                                     ==========      ==========         =======          ===========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                      $   20,353      $  (37,450)        $    --          $   521,219
   Net realized gain (loss) on investments               15,216          23,981              --                7,959
   Capital gain distributions from mutual funds              --              --              --                   --
   Net change in unrealized appreciation
     (depreciation) of investments                      134,215         306,944              --             (309,930)
                                                     ----------      ----------         -------          -----------
Increase (decrease) in net assets resulting from
  operations                                            169,784         293,475              --              219,248
                                                     ----------      ----------         -------          -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                         365,758         664,335              --            1,577,522
   Net transfers from (to) other Divisions or
     fixed rate option                                 (112,948)       (422,997)             --            1,659,872
   Internal rollovers                                        --              --              --                   --
   Cost of insurance and other charges                 (282,610)       (474,531)             --             (313,379)
   Administrative charges                               (12,434)        (25,096)             --             (116,359)
   Policy loans                                         (37,689)        (17,998)             --               31,448
   Death benefits                                        (1,969)         (3,554)             --               (4,347)
   Withdrawals                                         (200,441)       (371,013)             --             (133,390)
                                                     ----------      ----------         -------          -----------
Increase (decrease) in net assets resulting from
  principal transactions                               (282,333)       (650,854)             --            2,701,367
                                                     ----------      ----------         -------          -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (112,549)       (357,379)             --            2,920,615

NET ASSETS:
   Beginning of year                                  3,345,341       5,632,693              --            7,533,338
                                                     ----------      ----------         -------          -----------
   End of year                                       $3,232,792      $5,275,314         $    --          $10,453,953
                                                     ==========      ==========         =======          ===========

                            See accompanying notes

                                   VL-R - 17

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                                            Divisions
                                                                 ---------------------------------------------------------------
                                                                   Putnam VT        Putnam VT
                                                                  Growth and   International Growth Putnam VT Small   Putnam VT
                                                                 Income Fund -  and Income Fund -   Cap Value Fund - Vista Fund -
                                                                   Class IB          Class IB           Class IB       Class IB
                                                                 ------------- -------------------- ---------------- ------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                   $   185,523       $   26,375         $  (1,687)      $   (793)
   Net realized gain (loss) on investments                            575,010          360,192            27,091          1,593
   Capital gain distributions from mutual funds                       470,152               --            39,335             --
   Net change in unrealized appreciation (depreciation) of
     investments                                                    1,620,179        1,246,217            (3,385)         4,353
                                                                  -----------       ----------         ---------       --------
Increase (decrease) in net assets resulting from operations         2,850,864        1,632,784            61,354          5,153
                                                                  -----------       ----------         ---------       --------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                     3,097,607        1,001,601            10,065          4,056
   Net transfers from (to) other Divisions or fixed rate option    (1,274,051)       1,400,544            (4,847)        68,594
   Internal rollovers                                                   7,117              692                --             --
   Cost of insurance and other charges                             (1,478,341)        (550,278)          (10,178)        (1,956)
   Administrative charges                                            (180,468)         (45,171)               --             --
   Policy loans                                                      (125,493)         (46,551)           (3,066)        (2,219)
   Death benefits                                                     (18,989)            (677)               --             --
   Withdrawals                                                       (881,436)        (259,387)          (53,908)        (2,230)
                                                                  -----------       ----------         ---------       --------
Increase (decrease) in net assets resulting from principal
  transactions                                                       (854,054)       1,500,773           (61,934)        66,245
                                                                  -----------       ----------         ---------       --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             1,996,810        3,133,557              (580)        71,398

NET ASSETS:
   Beginning of year                                               19,396,940        5,707,911           416,707        105,252
                                                                  -----------       ----------         ---------       --------
   End of year                                                    $21,393,750       $8,841,468         $ 416,127       $176,650
                                                                  ===========       ==========         =========       ========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                   $   174,489       $   16,006         $  (2,329)      $   (800)
   Net realized gain (loss) on investments                             56,535          832,150            40,626          6,358
   Capital gain distributions from mutual funds                            --               --            27,814             --
   Net change in unrealized appreciation (depreciation) of
     investments                                                      554,254         (174,121)          (44,028)         7,457
                                                                  -----------       ----------         ---------       --------
Increase (decrease) in net assets resulting from operations           785,278          674,035            22,083         13,015
                                                                  -----------       ----------         ---------       --------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                     3,438,858        1,014,354            13,055          3,465
   Net transfers from (to) other Divisions or fixed rate option      (560,471)        (410,506)          (84,872)        39,842
   Internal rollovers                                                   8,146            1,917                --             --
   Cost of insurance and other charges                             (1,521,031)        (484,971)          (11,302)        (1,946)
   Administrative charges                                            (202,586)         (45,536)               --             --
   Policy loans                                                       (14,161)         (29,252)              899            178
   Death benefits                                                    (125,411)         (35,218)               --             --
   Withdrawals                                                       (495,300)        (462,336)          (20,216)       (33,521)
                                                                  -----------       ----------         ---------       --------
Increase (decrease) in net assets resulting from principal
  transactions                                                        528,044         (451,548)         (102,436)         8,018
                                                                  -----------       ----------         ---------       --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             1,313,322          222,487           (80,353)        21,033

NET ASSETS:
   Beginning of year                                               18,083,618        5,485,424           497,060         84,219
                                                                  -----------       ----------         ---------       --------
   End of year                                                    $19,396,940       $5,707,911         $ 416,707       $105,252
                                                                  ===========       ==========         =========       ========

                            See accompanying notes

                                   VL-R - 18

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                                   Divisions
                                                   -------------------------------------------------------------------------
                                                                                          SunAmerica -
                                                     Putnam VT       SunAmerica -          SunAmerica          UIF Equity
                                                   Voyager Fund -  Aggressive Growth  Balanced Portfolio - Growth Portfolio -
                                                      Class IB    Portfolio - Class 1       Class 1             Class I
                                                   -------------- ------------------- -------------------- ------------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                       $ (2,480)       $   (6,184)          $   23,954          $  (29,592)
   Net realized gain (loss) on investments               1,614            51,285               13,228              82,391
   Capital gain distributions from mutual funds             --                --                   --                  --
   Net change in unrealized appreciation
     (depreciation) of investments                      18,494            79,785               70,343              77,386
                                                      --------        ----------           ----------          ----------
Increase (decrease) in net assets resulting from
  operations                                            17,628           124,886              107,525             130,185
                                                      --------        ----------           ----------          ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                         10,826           238,909              369,551             620,892
   Net transfers from (to) other Divisions or
     fixed rate option                                  21,569           (26,077)               2,227             (52,164)
   Internal rollovers                                       --               519                7,959                 424
   Cost of insurance and other charges                 (18,043)         (134,489)            (188,400)           (400,159)
   Administrative charges                                   --           (11,792)             (18,655)            (20,791)
   Policy loans                                         (1,507)          (27,421)              (2,569)            (72,970)
   Death benefits                                           --                --                 (550)                 --
   Withdrawals                                          (8,987)          (17,230)             (15,280)           (378,243)
                                                      --------        ----------           ----------          ----------
Increase (decrease) in net assets resulting from
  principal transactions                                 3,858            22,419              154,283            (303,011)
                                                      --------        ----------           ----------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 21,486           147,305              261,808            (172,826)
NET ASSETS:
   Beginning of year                                   399,942           983,042              964,642           4,227,016
                                                      --------        ----------           ----------          ----------
   End of year                                        $421,428        $1,130,347           $1,226,450          $4,054,190
                                                      ========        ==========           ==========          ==========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                       $   (607)       $   (5,020)          $   16,832          $   (8,456)
   Net realized gain (loss) on investments              (1,756)           16,108               12,207             (86,301)
   Capital gain distributions from mutual funds             --                --                   --                  --
   Net change in unrealized appreciation
     (depreciation) of investments                      24,381            42,956              (15,953)            634,286
                                                      --------        ----------           ----------          ----------
Increase (decrease) in net assets resulting from
  operations                                            22,018            54,044               13,086             539,529
                                                      --------        ----------           ----------          ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                          9,781           225,240              358,484             694,494
   Net transfers from (to) other Divisions or
     fixed rate option                                  75,160           326,503               56,742             (94,748)
   Internal rollovers                                       --               213                   39               1,000
   Cost of insurance and other charges                 (18,351)         (112,221)            (166,972)           (417,067)
   Administrative charges                                   --           (10,762)             (17,676)            (22,342)
   Policy loans                                         (1,170)              (65)              (2,910)            (17,586)
   Death benefits                                           --              (662)              (1,000)               (149)
   Withdrawals                                         (17,859)          (14,442)              (9,313)           (171,302)
                                                      --------        ----------           ----------          ----------
Increase (decrease) in net assets resulting from
  principal transactions                                47,561           413,804              217,394             (27,700)
                                                      --------        ----------           ----------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 69,579           467,848              230,480             511,829
NET ASSETS:
   Beginning of year                                   330,363           515,194              734,162           3,715,187
                                                      --------        ----------           ----------          ----------
   End of year                                        $399,942        $  983,042           $  964,642          $4,227,016
                                                      ========        ==========           ==========          ==========

                            See accompanying notes

                                   VL-R - 19

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                                         Divisions
                                                            -------------------------------------------------------------------
                                                                                VALIC Company I VALIC Company I VALIC Company I
                                                              UIF High Yield    - International - Mid Cap Index - Money Market I
                                                            Portfolio - Class I  Equities Fund       Fund             Fund
                                                            ------------------- --------------- --------------- ----------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                 $  121,162        $   22,097      $   (37,678)    $  1,306,263
   Net realized gain (loss) on investments                         (30,482)          237,928          791,315               --
   Capital gain distributions from mutual funds                         --           151,425        1,166,529               --
   Net change in unrealized appreciation (depreciation)
     of investments                                                 34,803           105,700         (412,652)              --
                                                                ----------        ----------      -----------     ------------
Increase (decrease) in net assets resulting from operations        125,483           517,150        1,507,514        1,306,263
                                                                ----------        ----------      -----------     ------------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                    193,931           322,747        2,179,176       18,366,775
   Net transfers from (to) other Divisions or fixed rate
     option                                                       (794,194)          (30,669)         213,027       (8,470,372)
   Internal rollovers                                                   --               190            4,909          878,353
   Cost of insurance and other charges                            (148,896)         (204,734)      (1,271,719)      (3,635,797)
   Administrative charges                                           (7,659)          (14,717)         (95,675)        (966,049)
   Policy loans                                                    (14,213)          (20,113)        (404,072)         440,035
   Death benefits                                                       (4)               80         (183,264)        (356,317)
   Withdrawals                                                     (68,240)         (176,741)        (942,529)      (1,520,238)
                                                                ----------        ----------      -----------     ------------
Increase (decrease) in net assets resulting from principal
  transactions                                                    (839,275)         (123,957)        (500,147)       4,736,390
                                                                ----------        ----------      -----------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (713,792)          393,193        1,007,367        6,042,653

NET ASSETS:
   Beginning of year                                             2,179,040         2,349,147       16,655,723       24,555,193
                                                                ----------        ----------      -----------     ------------
   End of year                                                  $1,465,248        $2,742,340      $17,663,090     $ 30,597,846
                                                                ==========        ==========      ===========     ============
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                 $  153,902        $   21,987      $    48,106     $    607,594
   Net realized gain (loss) on investments                           5,396            78,643          588,951               --
   Capital gain distributions from mutual funds                         --                --          621,832               --
   Net change in unrealized appreciation (depreciation)
     of investments                                               (157,984)          218,823          427,603               --
                                                                ----------        ----------      -----------     ------------
Increase (decrease) in net assets resulting from operations          1,314           319,453        1,686,492          607,594
                                                                ----------        ----------      -----------     ------------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                    206,936           351,191        2,272,779       17,116,521
   Net transfers from (to) other Divisions or fixed rate
     option                                                        586,384            70,268         (745,112)     (19,178,710)
   Internal rollovers                                                   --                --            5,120        1,098,428
   Cost of insurance and other charges                            (241,844)         (188,014)      (1,247,061)      (4,883,470)
   Administrative charges                                           (7,889)          (15,612)         (96,609)        (783,880)
   Policy loans                                                     (3,334)          (11,642)         (83,694)        (371,088)
   Death benefits                                                       --                --          (13,524)        (430,069)
   Withdrawals                                                    (100,226)          (99,036)        (585,039)      (3,166,246)
                                                                ----------        ----------      -----------     ------------
Increase (decrease) in net assets resulting from principal
  transactions                                                     440,027           107,155         (493,140)     (10,598,514)
                                                                ----------        ----------      -----------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            441,341           426,608        1,193,352       (9,990,920)

NET ASSETS:
   Beginning of year                                             1,737,699         1,922,539       15,462,371       34,546,113
                                                                ----------        ----------      -----------     ------------
   End of year                                                  $2,179,040        $2,349,147      $16,655,723     $ 24,555,193
                                                                ==========        ==========      ===========     ============

                            See accompanying notes

                                   VL-R - 20

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                                        Divisions
                                                            ----------------------------------------------------------------
                                                            VALIC Company I VALIC Company I  VALIC Company I  VALIC Company I
                                                             - Nasdaq-100     - Science &   - Small Cap Index  - Stock Index
                                                              Index Fund    Technology Fund       Fund             Fund
                                                            --------------- --------------- ----------------- ---------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                               $  (25,999)     $   (8,670)      $  (19,397)      $    40,239
   Net realized gain (loss) on investments                       338,983          62,771          502,152         2,049,336
   Capital gain distributions from mutual funds                       --              --          314,368         1,124,134
   Net change in unrealized appreciation (depreciation)
     of investments                                             (113,006)            663          178,372         1,619,156
                                                              ----------      ----------       ----------       -----------
Increase (decrease) in net assets resulting from operations      199,978          54,764          975,495         4,832,865
                                                              ----------      ----------       ----------       -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                  839,415         208,938        1,052,712         3,466,697
   Net transfers from (to) other Divisions or fixed rate
     option                                                     (540,461)         57,549          167,695        (2,312,966)
   Internal rollovers                                                410              --              796            12,768
   Cost of insurance and other charges                          (407,935)       (221,201)        (455,189)       (3,020,872)
   Administrative charges                                        (40,714)        (10,104)         (50,348)         (145,917)
   Policy loans                                                    7,684         (22,518)        (265,086)         (701,571)
   Death benefits                                                     --              --           (1,657)          (47,112)
   Withdrawals                                                  (123,606)        (95,020)        (406,828)       (3,740,973)
                                                              ----------      ----------       ----------       -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                  (265,207)        (82,356)          42,095        (6,489,946)
                                                              ----------      ----------       ----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          (65,229)        (27,592)       1,017,590        (1,657,081)

NET ASSETS:
   Beginning of year                                           4,251,703       1,256,085        5,659,112        37,281,393
                                                              ----------      ----------       ----------       -----------
   End of year                                                $4,186,474      $1,228,493       $6,676,702       $35,624,312
                                                              ==========      ==========       ==========       ===========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                               $  (21,652)     $   (7,801)      $   12,758       $   304,763
   Net realized gain (loss) on investments                       115,488          18,618          204,788           586,994
   Capital gain distributions from mutual funds                       --              --          174,783           768,036
   Net change in unrealized appreciation (depreciation)
     of investments                                              (59,210)         12,012         (197,125)         (277,470)
                                                              ----------      ----------       ----------       -----------
Increase (decrease) in net assets resulting from operations       34,626          22,829          195,204         1,382,323
                                                              ----------      ----------       ----------       -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                  927,826         221,668          975,307         4,361,641
   Net transfers from (to) other Divisions or fixed rate
     option                                                      164,340           8,209          297,440        (1,341,502)
   Internal rollovers                                                 94             221            5,569             3,312
   Cost of insurance and other charges                          (422,008)       (195,541)        (397,032)       (3,220,274)
   Administrative charges                                        (44,965)        (10,996)         (46,314)         (184,068)
   Policy loans                                                      115          (6,853)         (31,584)         (582,095)
   Death benefits                                                   (989)             --          (59,325)          (70,939)
   Withdrawals                                                   (68,250)        (21,524)        (220,122)       (1,946,452)
                                                              ----------      ----------       ----------       -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                   556,163          (4,816)         523,939        (2,980,377)
                                                              ----------      ----------       ----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          590,789          18,013          719,143        (1,598,054)

NET ASSETS:
   Beginning of year                                           3,660,914       1,238,072        4,939,969        38,879,447
                                                              ----------      ----------       ----------       -----------
   End of year                                                $4,251,703      $1,256,085       $5,659,112       $37,281,393
                                                              ==========      ==========       ==========       ===========

                            See accompanying notes

                                   VL-R - 21

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                                   Divisions
                                                   -------------------------------------------------------------------------
                                                                         Van Kampen LIT
                                                     Van Kampen LIT        Growth and       Van Kampen LIT     Vanguard VIF
                                                       Government      Income Portfolio -  Strategic Growth   High Yield Bond
                                                   Portfolio - Class I      Class I       Portfolio - Class I    Portfolio
                                                   ------------------- ------------------ ------------------- ---------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                         $  5,833          $    38,947           $  (421)        $   347,695
   Net realized gain (loss) on investments                (1,883)             520,871               471             (72,435)
   Capital gain distributions from mutual funds               --              613,913                --                  --
   Net change in unrealized appreciation
     (depreciation) of investments                          (464)             360,307             1,308             108,539
                                                        --------          -----------           -------         -----------
Increase (decrease) in net assets resulting from
  operations                                               3,486            1,534,038             1,358             383,799
                                                        --------          -----------           -------         -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                            3,641            1,923,721             4,380           1,061,834
   Net transfers from (to) other Divisions or
     fixed rate option                                       438             (109,336)             (259)           (308,335)
   Internal rollovers                                         --                1,421                --              13,671
   Cost of insurance and other charges                   (27,771)            (727,324)           (2,615)           (590,885)
   Administrative charges                                     --              (90,147)               --             (54,057)
   Policy loans                                           (1,013)             (58,688)           (3,361)            (81,623)
   Death benefits                                             --                   --                --              (1,818)
   Withdrawals                                            (3,261)            (414,854)             (203)           (470,628)
                                                        --------          -----------           -------         -----------
Increase (decrease) in net assets resulting from
  principal transactions                                 (27,966)             524,793            (2,058)           (431,841)
                                                        --------          -----------           -------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (24,480)           2,058,831              (700)            (48,042)

NET ASSETS:
   Beginning of year                                     160,256           10,039,305            57,942           5,229,079
                                                        --------          -----------           -------         -----------
   End of year                                          $135,776          $12,098,136           $57,242         $ 5,181,037
                                                        ========          ===========           =======         ===========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                         $  5,663          $    29,313           $  (265)        $   347,062
   Net realized gain (loss) on investments                (1,549)             677,302              (422)            174,975
   Capital gain distributions from mutual funds               --              198,372                --                  --
   Net change in unrealized appreciation
     (depreciation) of investments                           601              (91,197)            4,451            (428,929)
                                                        --------          -----------           -------         -----------
Increase (decrease) in net assets resulting from
  operations                                               4,715              813,790             3,764              93,108
                                                        --------          -----------           -------         -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                           21,122            2,269,518             4,642           1,180,630
   Net transfers from (to) other Divisions or
     fixed rate option                                       604            2,361,781              (143)         (2,484,746)
   Internal rollovers                                         --                  953                --               4,044
   Cost of insurance and other charges                   (26,599)            (646,241)           (2,594)           (566,909)
   Administrative charges                                     --             (108,511)               --             (54,835)
   Policy loans                                              692              (67,443)              470             (30,986)
   Death benefits                                             --               (3,873)               --                (627)
   Withdrawals                                           (18,386)            (236,813)           (5,161)           (117,978)
                                                        --------          -----------           -------         -----------
Increase (decrease) in net assets resulting from
  principal transactions                                 (22,567)           3,569,371            (2,786)         (2,071,407)
                                                        --------          -----------           -------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (17,852)           4,383,161               978          (1,978,299)

NET ASSETS:
   Beginning of year                                     178,108            5,656,144            56,964           7,207,378
                                                        --------          -----------           -------         -----------
   End of year                                          $160,256          $10,039,305           $57,942         $ 5,229,079
                                                        ========          ===========           =======         ===========

                            See accompanying notes

                                   VL-R - 22

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005

                                                                    Divisions
                                                                   ------------
                                                                   Vanguard VIF
                                                                    REIT Index
                                                                    Portfolio
                                                                   ------------
 For the Year Ended December 31, 2006

 OPERATIONS:
    Net investment income (loss)                                   $   182,163
    Net realized gain (loss) on investments                            908,031
    Capital gain distributions from mutual funds                       890,176
    Net change in unrealized appreciation (depreciation) of
      investments                                                    2,179,220
                                                                   -----------
 Increase (decrease) in net assets resulting from operations         4,159,590
                                                                   -----------
 PRINCIPAL TRANSACTIONS:
    Net premiums                                                     2,466,113
    Net transfers from (to) other Divisions or fixed rate option       736,702
    Internal rollovers                                                  15,446
    Cost of insurance and other charges                             (1,236,493)
    Administrative charges                                            (120,151)
    Policy loans                                                      (228,520)
    Death benefits                                                      (5,694)
    Withdrawals                                                       (717,209)
                                                                   -----------
 Increase (decrease) in net assets resulting from principal
   transactions                                                        910,194
                                                                   -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS                             5,069,784

 NET ASSETS:
    Beginning of year                                               12,052,487
                                                                   -----------
    End of year                                                    $17,122,271
                                                                   ===========

 For the Year Ended December 31, 2005

 OPERATIONS:
    Net investment income (loss)                                   $   208,129
    Net realized gain (loss) on investments                            988,405
    Capital gain distributions from mutual funds                       621,997
    Net change in unrealized appreciation (depreciation) of
      investments                                                     (698,326)
                                                                   -----------
 Increase (decrease) in net assets resulting from operations         1,120,205
                                                                   -----------
 PRINCIPAL TRANSACTIONS:
    Net premiums                                                     2,272,609
    Net transfers from (to) other Divisions or fixed rate option      (403,002)
    Internal rollovers                                                     837
    Cost of insurance and other charges                               (995,647)
    Administrative charges                                            (107,936)
    Policy loans                                                       (61,621)
    Death benefits                                                      (2,224)
    Withdrawals                                                       (373,730)
                                                                   -----------
 Increase (decrease) in net assets resulting from principal
   transactions                                                        329,286
                                                                   -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS                             1,449,491

 NET ASSETS:
    Beginning of year                                               10,602,996
                                                                   -----------
    End of year                                                    $12,052,487
                                                                   ===========

                            See accompanying notes

                                   VL-R - 23

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS

Note A - Organization

Separate Account VL-R (the "Separate Account") was established by resolution of the Board of Directors of American General Life Insurance Company (the "Company") on May 6, 1997 to fund variable universal life insurance policies issued by the Company. The following products are included in the Separate
Account: AG Legacy Plus, Corporate America, Legacy Plus, Platinum Investor I, Platinum Investor II, Platinum Investor III, Platinum Investor IV, Platinum Investor FlexDirector, Platinum Investor PLUS, Platinum Investor Survivor, Platinum Investor Survivor II, Platinum Investor VIP and The One VUL Solution. Of the products listed, AG Legacy Plus, Legacy Plus, Platinum Investor I, Platinum Investor Survivor and The One VUL Solution are no longer offered for sale. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account is divided into "Divisions", which invest in independently managed mutual fund portfolios ("Funds"). The Funds available to policy owners through the various Divisions are as follows:

AIM Variable Insurance Funds ("AIM V.I."):            Franklin Templeton Variable Insurance
                                                      Products Trust
   AIM V.I. Core Equity Fund - Series I (4)             ("Franklin Templeton"): - continued:
   AIM V.I. International Growth Fund - Series I         Franklin Templeton - Franklin U.S.
                                                           Government Fund - Class 2
   AIM V.I. Premier Equity Fund - Series I (4)           Franklin Templeton - Mutual Shares
                                                           Securities Fund - Class 2
                                                         Franklin Templeton - Templeton
                                                           Foreign Securities Fund - Class 2
The Alger American Fund:
   Alger American Leveraged AllCap Portfolio -        Goldman Sachs Variable Insurance Trust
     Class O Shares                                   ("Goldman Sachs"):
   Alger American MidCap Growth Portfolio - Class        Goldman Sachs Capital Growth Fund
     O Shares

American Century Variable Portfolios, Inc. ("American
Century VP"):                                         Janus Aspen Series:
   American Century VP Value Fund - Class I              Janus Aspen Series International
                                                           Growth Portfolio - Service Shares
                                                         Janus Aspen Series Mid Cap Growth
                                                           Portfolio - Service Shares
Credit Suisse Trust ("Credit Suisse"):                   Janus Aspen Series Worldwide Growth
                                                           Portfolio - Service Shares (7)
   Credit Suisse Small Cap Core I Portfolio (15)
                                                      J.P. Morgan Series Trust II
                                                      ("JPMorgan"):
Dreyfus Investment Portfolios ("Dreyfus IP"):            JPMorgan Mid Cap Value Portfolio (8)
   Dreyfus IP MidCap Stock Portfolio - Initial           JPMorgan Small Company Portfolio
   shares (5)

Dreyfus Variable Investment Fund                      MFS(R) Variable Insurance Trust/SM
("Dreyfus VIF"):                                      /("MFS(R) VIT"):
   Dreyfus VIF Developing Leaders Portfolio -            MFS(R) VIT Capital Opportunities
     Initial shares (5)                                    Series - Initial Class (9)
   Dreyfus VIF Quality Bond Portfolio - Initial          MFS(R) VIT Emerging Growth Series -
     shares (5)                                            Initial Class (9)
                                                         MFS(R) VIT New Discovery Series -
                                                           Initial Class
DWS Investments VIT Funds: (2)                           MFS(R) VIT Research Series - Initial
                                                           Class
   DWS Equity 500 Index Fund VIP - Class A (3)           MFS(R) VIT Total Return Series -
                                                           Initial Class

Fidelity(R) Variable Insurance Products               Neuberger Berman Advisers Management
("Fidelity(R) VIP"):                                  Trust ("Neuberger Berman AMT"):
   Fidelity(R) VIP Asset Manager/SM/ Portfolio -
     Service Class 2
   Fidelity(R) VIP Contrafund(R) Portfolio -             Neuberger Berman AMT Mid-Cap Growth
     Service Class 2                                       Portfolio - Class I
   Fidelity(R) VIP Equity-Income Portfolio -             Neuberger Berman AMT Partners
     Service Class 2                                       Portfolio - Class I
   Fidelity(R) VIP Freedom 2020 Portfolio -
     Service Class 2 (6)
   Fidelity(R) VIP Freedom 2025 Portfolio -           Oppenheimer Variable Account Funds
     Service Class 2 (6)                              ("Oppenheimer"):
   Fidelity(R) VIP Freedom 2030 Portfolio -              Oppenheimer Balanced Fund/VA -
     Service Class 2 (6)                                   Non-Service Shares
   Fidelity(R) VIP Growth Portfolio - Service            Oppenheimer Global Securities
     Class 2                                               Fund/VA - Non-Service Shares
   Fidelity(R) VIP Mid Cap Portfolio - Service           Oppenheimer High Income Fund/VA -
     Class 2                                               Non-Service Shares
Franklin Templeton Variable Insurance Products
Trust ("Franklin Templeton"):
   Franklin Templeton - Franklin Small Cap Value      PIMCO Variable Insurance Trust ("PIMCO
     Securities Fund - Class 2                        VIT"):
   Franklin Templeton - Franklin Small-Mid Cap           PIMCO VIT CommodityRealReturn
     Growth Securities Fund - Class 2 (1)                  Strategy Portfolio -
                                                           Administrative Class (10)
                                                         PIMCO VIT Real Return Portfolio -
                                                           Administrative Class
                                                         PIMCO VIT Short-Term Portfolio -
                                                           Administrative Class


                                   VL-R - 24

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

PIMCO Variable Insurance Trust ("PIMCO   The Universal Institutional Funds,
VIT"): - continued:                      Inc. ("UIF"):
   PIMCO VIT Total Return Portfolio -       UIF Equity Growth Portfolio -
     Administrative Class                     Class I (13)
                                            UIF High Yield Portfolio - Class I
                                              (13)
Pioneer Variable Contracts Trust
("Pioneer"):
   Pioneer Fund VCT Portfolio - Class I  VALIC Company I:
   Pioneer Growth Opportunities VCT         VALIC Company I - International
     Portfolio - Class I                      Equities Fund
   Pioneer Mid Cap Value VCT Portfolio      VALIC Company I - Mid Cap Index
     - Class I (11)                           Fund
                                            VALIC Company I - Money Market I
                                              Fund
Putnam Variable Trust ("Putnam VT"):        VALIC Company I - Nasdaq-100(R)
                                              Index Fund
   Putnam VT Diversified Income Fund -      VALIC Company I - Science &
     Class IB                                 Technology Fund
   Putnam VT Growth and Income Fund -       VALIC Company I - Small Cap Index
     Class IB (12)                            Fund
   Putnam VT International Growth and       VALIC Company I - Stock Index Fund
     Income Fund - Class IB
   Putnam VT Small Cap Value Fund -
     Class IB
   Putnam VT Vista Fund - Class IB       Van Kampen Life Investment Trust
   Putnam VT Voyager Fund - Class IB     ("Van Kampen LIT"):
                                            Van Kampen LIT Government
                                              Portfolio - Class I
SunAmerica Series Trust ("SunAmerica"):     Van Kampen LIT Growth and Income
                                              Portfolio - Class I
   SunAmerica - Aggressive Growth           Van Kampen LIT Strategic Growth
     Portfolio - Class 1                      Portfolio - Class I (14)
   SunAmerica - SunAmerica Balanced
     Portfolio - Class 1
                                         Vanguard(R) Variable Insurance Fund
                                         ("Vanguard(R) VIF"):
                                            Vanguard(R) VIF High Yield Bond
                                              Portfolio
                                            Vanguard(R) VIF REIT Index
                                              Portfolio
--------
(1) Effective May 1, 2005, Franklin Templeton - Franklin Small Cap Fund - Class 2 changed its name to Franklin Templeton - Franklin Small-Mid Cap Growth Securities Fund - Class 2.
(2) Effective February 6, 2006, Scudder Investments VIT Funds changed its name to DWS Investments VIT Funds.
(3) Effective February 6, 2006, Scudder VIT Equity 500 Index Fund - Class A changed its name to DWS Equity 500 Index Fund VIP - Class A.
(4) Effective May 1, 2006, AIM V.I. Premier Equity Fund - Series I merged into AIM V.I. Core Equity Fund - Series I. AIM V.I. Core Equity Fund - Series I is no longer offered as an investment option for policies with an issue date of May 1, 2006 or later. This restriction is not applicable to Platinum Investor I, Platinum Investor Survivor, and Corporate America.
(5) Effective May 1, 2006, Dreyfus IP MidCap Stock Portfolio - Initial shares, Dreyfus VIF Developing Leaders Portfolio - Initial shares and Dreyfus VIF Quality Bond Portfolio - Initial shares are no longer offered as investment options for policies with an issue date of May 1, 2006 or later. This restriction is not applicable to Platinum Investor I, Platinum Investor Survivor, and Corporate America.
(6) Effective May 1, 2006, Fidelity VIP Freedom 2020 Portfolio - Service Class 2, Fidelity VIP Freedom 2025 Portfolio - Service Class 2 and Fidelity VIP Freedom 2030 Portfolio - Service Class 2 became available as investment options.
(7) Effective May 1, 2006, Janus Aspen Series Worldwide Growth Portfolio - Service Shares is no longer offered as an investment option for policies with an issue date of May 1, 2006 or later. This restriction is not applicable to Platinum Investor I, Platinum Investor Survivor, and
    Corporate America.
(8) Effective May 1, 2006, JPMorgan Mid Cap Value Portfolio is no longer offered as an investment option for policies with an issue date of May 1, 2006 or later and is not available for new investments in existing policies.
(9) Effective May 1, 2006, MFS VIT Capital Opportunities Series - Initial Class and MFS VIT Emerging Growth Series - Initial Class are no longer offered as investment options for policies with an issue date of May 1, 2006 or later. This restriction is not applicable to Platinum Investor I, Platinum
    Investor Survivor, and Corporate America.
(10)Effective May 1, 2006, PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative Class became available as an investment option.
(11)Effective May 1, 2006, Pioneer Mid Cap Value VCT Portfolio - Class 1 became available as an investment option.
(12)Effective May 1, 2006, Putnam VT Growth and Income Fund - Class IB is no longer offered as an investment option for policies with an issue date of May 1, 2006 or later. This restriction is not applicable to Platinum Investor I, Platinum Investor Survivor, and Corporate America.

                                   VL-R - 25

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

(13)Effective May 1, 2006, UIF Equity Growth Portfolio - Class I and UIF High Yield Portfolio - Class I are no longer offered as investment options for policies with an issue date of May 1, 2006 or later.
(14)Effective August 15, 2006, Van Kampen LIT Emerging Growth Portfolio - Class I changed its name to Van Kampen LIT Strategic Growth Portfolio - Class I.
(15)Effective December 1, 2006, Credit Suisse Small Cap Growth Portfolio changed its name to Credit Suisse Small Cap Core I Portfolio.

AIG SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to SunAmerica Series Trust.

The Variable Annuity Life Insurance Company, an affiliate of the Company, serves as the investment advisor to VALIC Company I.

In addition to the Divisions above, policy owners may allocate funds to a fixed account that is part of the Company's general account. Policy owners should refer to the prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Separate Account are segregated from the Company's other assets. The operations of the Separate Account are part of the Company.

Net premiums from the policies are allocated to the Divisions and invested in the Funds in accordance with policy owner instructions. The premiums are recorded as principal transactions in the Statement of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

The accompanying financial statements of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP"). The accounting principles followed by the Separate Account and the methods of applying those principles are presented below.

Changes in presentation - Certain items have been reclassified to conform to the current period's presentation.

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

Security valuation - The investments in shares of the Funds are stated at the net asset value of the respective portfolio as determined by the fund, which value their securities at fair value.

Security transactions and related investment income - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

Policy loans - When a policy loan is made, the loan amount is transferred to the Company from the policy owner's selected investment Division(s), and held as collateral. Interest on this collateral amount is credited to the policy. Loan repayments are invested in the policy owner's selected investment Division(s), after they are first used to repay all loans taken from the declared fixed interest account option.

Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

                                   VL-R - 26

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note B - Summary of Significant Accounting Policies and Basis of Presentation - Continued

Accumulation unit--This is a measuring unit used to calculate the policy owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

Internal rollovers - A policy owner with an eligible Company life insurance policy may elect to replace their existing policy with another insurance policy offered by the Company. Internal rollovers are included in the Statement of Changes in Net Assets under principal transactions.

Note C - Policy Charges

Deductions from premium payments - Certain jurisdictions require that a deduction be made from each premium payment for premium taxes. The amount of such deduction currently ranges from 0% to 3.5%. For Corporate America policies, the Company deducts from each premium payment a charge to cover costs associated with the issuance of the policy, administrative services the Company performs and a premium tax that is applicable to the Company in the state or other jurisdiction of the policy owner. The amount the Company deducts in policy year 1 through 7 is 9% up to the "target premium" and 5% on any premium amounts in excess of the target premium. The amount the Company deducts in year 8 and thereafter is 5% of all premium payments. The target premium is an amount of premium that is approximately equal to the seven-pay premium, which is the maximum amount of premium that may be paid without the policy becoming a modified endowment contract.

For other policies offered through the Separate Account (except for Corporate America, AG Legacy Plus, and Legacy Plus), the following premium expense charge may be deducted from each after-tax premium payment, prior to allocation to the Separate Account.

                                                Current Premium
                 Policies                       Expense Charge
                 --------                       ---------------
                 Platinum Investor I and II          2.50%
                 Platinum Investor III               5.00%
                 Platinum Investor IV                5.00%
                 Platinum Investor FlexDirector      5.00%
                 Platinum Investor PLUS              5.00%
                 Platinum Investor Survivor          6.50%
                 Platinum Investor Survivor II       5.00%
                 Platinum Investor VIP               5.00%

Mortality and expense risk and administrative charges--Deductions for administrative expenses and mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and paid to the Company from the daily net asset value of the Divisions. A summary of these charges by policy follows:

                                                                    First Reduction in        Second Reduction in
                                                 Mortality and        Mortality and              Mortality and
                                                Expense Risk and     Expense Risk and  After   Expense Risk and
                                             Administrative Charges   Administrative   Policy   Administrative    After Policy
Policies                                      Current Annual Rate      Charges Rate     Year     Charges Rate         Year
--------                                     ---------------------- ------------------ ------ ------------------- ------------
AG Legacy Plus                                        0.75%                0.10%         10          0.25%             20
Corporate America                                     0.35%                0.10%         10          0.10%             20
Corporate America (reduced surrender charge)          0.65%                0.25%         10          0.25%             20
Legacy Plus                                           0.75%                0.25%         10          0.25%             20
Platinum Investor I and II                            0.75%                0.25%         10          0.25%             20
Platinum Investor III                                 0.70%                0.25%         10          0.35%             20
Platinum Investor IV                                  0.70%                0.35%         10          0.35%             20
Platinum Investor FlexDirector                        0.70%                0.25%         10          0.35%             20
Platinum Investor PLUS                                0.70%                0.25%         10          0.35%             20
Platinum Investor Survivor                            0.40%                0.20%         10          0.10%             30
Platinum Investor Survivor II                         0.75%                0.25%         15          0.35%             30
Platinum Investor VIP                                 0.70%                0.35%         10          0.20%             20

                                   VL-R - 27

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Policy Charges - Continued

Guaranteed Minimum Withdrawal Benefit (GMWB) Rider charge - Daily charges for the GMWB rider are assessed through the daily unit value calculation on all policies that have elected this option and are equivalent, on an annual basis, to 0.75% of the value of the policy, which may be increased to a maximum of 1.50%. These charges are included as part of the mortality and expense risk and administrative charges line of the Statement of Operations.

Monthly administrative and expense charges - Monthly administrative charges are paid to the Company for the administrative services provided under the current policies. The Company may charge a maximum fee of $12 for the monthly administrative charge. The Company may deduct an additional monthly expense charge for expenses associated with acquisition, administrative and underwriting of your policy. The monthly expense charge is applied only against each $1,000 of base coverage. This charge varies according to the ages, gender and the premium classes of both of the contingent insurers, as well as the amount of coverage. The monthly administrative and expense charges are paid by redemption of units outstanding. Monthly administrative and expense charges are included with cost of insurance in the Statement of Changes in Net Assets under principal transactions.

Cost of insurance charge - Since determination of both the insurance rate and the Company's net amount at risk depends upon several factors, the cost of insurance deduction may vary from month to month. Policy accumulation value, specified amount of insurance and certain characteristics of the insured person are among the variables included in the calculation for the monthly cost of insurance deduction. The cost of insurance charges are paid by redemption of units outstanding. Cost of insurance charges are included in the Statement of Changes in Net Assets under principal transactions.

Optional rider charges - Monthly charges are deducted if the policy owner selects additional benefit riders. The charges for any rider selected will vary by policy within a range based on either the personal characteristics of the insured person or the specific coverage chosen under the rider. The rider charges are paid by redemption of units outstanding. Optional rider charges are included with cost of insurance in the Statement of Changes in Net Assets under principal transactions.

Transfer charges - The Company reserves the right to charge a $25 transfer fee for each transfer in excess of 12 during the policy year. Transfer requests are subject to the Company's published rules concerning market timing. A policy owner who violates these rules will for a period of time (typically six months), have certain restrictions placed on transfers. The transfer charges are paid by redemption of units outstanding. Transfer charges are included with net transfers from (to) other divisions or fixed rate option in the Statement of Changes in Net Assets under principal transactions.

Surrender charge - A surrender charge may be applicable to certain withdrawal amounts and is payable to the Company. The amount of the surrender charge depends on the age and other insurance characteristics of the insured person. For partial surrender, the Company may charge a maximum transaction fee per policy equal to the lesser of 2% of the amount withdrawn or $25. Currently, a $10 transaction fee per policy is charged for each partial surrender. The surrender and partial withdrawal charges are paid by redemption of units outstanding. Surrender and partial withdrawal charges are included with withdrawals in the Statement of Changes in Net Assets under principal transactions.

Policy loan - A loan may be requested against the policy while the policy has a net cash surrender value. The daily interest charge on the loan is paid to the Company for the expenses of administering and providing policy loans. The interest charge is collected through any loan repayment from the policyholder.

                                   VL-R - 28

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2006, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                               Cost of   Proceeds from
Divisions                                                                     Purchases      Sales
------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I                                         $13,754,113  $ 1,470,373
AIM V.I. International Growth Fund - Series I                                  3,668,435    1,955,112
AIM V.I. Premier Equity Fund - Series I                                          438,465   13,835,616
Alger American Leveraged AllCap Portfolio - Class O Shares                     1,068,056      119,796
Alger American MidCap Growth Portfolio - Class O Shares                          915,316      443,982
American Century VP Value Fund - Class I                                       3,854,413    2,436,069
Credit Suisse Small Cap Core I Portfolio                                         542,454      278,220
Dreyfus IP MidCap Stock Portfolio - Initial shares                             1,575,180      527,782
Dreyfus VIF Developing Leaders Portfolio - Initial shares                      2,162,160    1,650,287
Dreyfus VIF Quality Bond Portfolio - Initial shares                            1,514,794      892,652
Fidelity VIP Asset Manager Portfolio - Service Class 2                           917,305      697,934
Fidelity VIP Contrafund Portfolio - Service Class 2                           11,046,726    4,650,392
Fidelity VIP Equity-Income Portfolio - Service Class 2                         5,867,516    2,571,011
Fidelity VIP Freedom 2020 Portfolio - Service Class 2                             10,203          252
Fidelity VIP Freedom 2025 Portfolio - Service Class 2                             55,529        1,209
Fidelity VIP Freedom 2030 Portfolio - Service Class 2                             70,012        5,917
Fidelity VIP Growth Portfolio - Service Class 2                                1,912,329    1,271,013
Fidelity VIP Mid Cap Portfolio - Service Class 2                               4,648,499    3,200,439
Franklin Templeton - Franklin Small Cap Value Securities Fund - Class 2        4,127,748      801,848
Franklin Templeton - Franklin Small-Mid Cap Growth Securities Fund - Class 2       5,035       39,210
Franklin Templeton - Franklin U.S. Government Fund - Class 2                   1,507,464    5,449,540
Franklin Templeton - Mutual Shares Securities Fund - Class 2                   6,803,466    1,292,524
Franklin Templeton - Templeton Foreign Securities Fund - Class 2               1,908,782    1,926,639
Goldman Sachs Capital Growth Fund                                                909,743    2,810,795
Janus Aspen Series International Growth Portfolio - Service Shares             5,406,891    1,337,500
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares                     719,012      681,270
Janus Aspen Series Worldwide Growth Portfolio - Service Shares                   444,980      627,640
JPMorgan Mid Cap Value Portfolio                                                 781,080    1,764,280
JPMorgan Small Company Portfolio                                                 952,517      494,944
MFS VIT Capital Opportunities Series - Initial Class                             479,673      693,717
MFS VIT Emerging Growth Series - Initial Class                                   872,175    2,250,460
MFS VIT New Discovery Series - Initial Class                                     470,492      449,957
MFS VIT Research Series - Initial Class                                          369,071      280,040
MFS VIT Total Return Series - Initial Class                                       54,024      139,670
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I                        1,014,534      539,841
Neuberger Berman AMT Partners Portfolio - Class I                                 16,027       15,538
Oppenheimer Balanced Fund/VA - Non-Service Shares                                539,948      177,227
Oppenheimer Global Securities Fund/VA - Non-Service Shares                     1,789,734      557,311
Oppenheimer High Income Fund/VA - Non-Service Shares                              10,378        7,002
PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative Class          287,627       15,624
PIMCO VIT Real Return Portfolio - Administrative Class                         2,799,741    2,669,182
PIMCO VIT Short-Term Portfolio - Administrative Class                            990,992      855,904
PIMCO VIT Total Return Portfolio - Administrative Class                       12,835,463   14,154,468
Pioneer Fund VCT Portfolio - Class I                                             187,491      572,404
Pioneer Growth Opportunities VCT Portfolio - Class I                             250,630      802,970
Pioneer Mid Cap Value VCT Portfolio - Class I                                     73,447          439
Putnam VT Diversified Income Fund - Class IB                                   4,151,909    3,191,109
Putnam VT Growth and Income Fund - Class IB                                    3,197,556    3,395,934
Putnam VT International Growth and Income Fund - Class IB                      2,458,963      931,816
Putnam VT Small Cap Value Fund - Class IB                                         49,310       73,595
Putnam VT Vista Fund - Class IB                                                   71,695        6,243

                                   VL-R - 29

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2006, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                        Cost of   Proceeds from
 Divisions                                             Purchases      Sales
 ------------------------------------------------------------------------------
 Putnam VT Voyager Fund - Class IB                    $    32,363  $    30,984
 SunAmerica - Aggressive Growth Portfolio - Class 1       180,118      163,883
 SunAmerica - SunAmerica Balanced Portfolio - Class 1     286,225      107,988
 UIF Equity Growth Portfolio - Class I                    492,180      824,782
 UIF High Yield Portfolio - Class I                       416,369    1,134,482
 VALIC Company I - International Equities Fund            616,200      566,631
 VALIC Company I - Mid Cap Index Fund                   3,425,713    2,797,009
 VALIC Company I - Money Market I Fund                 33,509,692   27,467,039
 VALIC Company I - Nasdaq-100 Index Fund                  701,340      992,547
 VALIC Company I - Science & Technology Fund              211,835      302,863
 VALIC Company I - Small Cap Index Fund                 1,647,935    1,310,871
 VALIC Company I - Stock Index Fund                     3,914,926    9,240,499
 Van Kampen LIT Government Portfolio - Class I              9,229       31,361
 Van Kampen LIT Growth and Income Portfolio - Class I   3,783,364    2,605,710
 Van Kampen LIT Strategic Growth Portfolio - Class I        3,643        6,122
 Vanguard VIF High Yield Bond Portfolio                 1,473,733    1,557,877
 Vanguard VIF REIT Index Portfolio                      4,480,475    2,497,942

                                   VL-R - 30

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2006.

                                                                                      Net Asset
                                                                                      Value Per Value of Shares Cost of Shares
Divisions                                                                    Shares     Share    at Fair Value       Held
---------                                                                   --------- --------- --------------- --------------
AIM V.I. Core Equity Fund - Series I                                          490,168  $27.22     $13,342,365    $12,306,841
AIM V.I. International Growth Fund - Series I                                 404,504   29.43      11,904,546      8,401,229
Alger American Leveraged AllCap Portfolio - Class O Shares                     55,131   41.48       2,286,824      1,882,896
Alger American MidCap Growth Portfolio - Class O Shares                        90,090   20.75       1,869,371      1,799,587
American Century VP Value Fund - Class I                                    2,015,208    8.74      17,612,918     15,762,759
Credit Suisse Small Cap Core I Portfolio                                      117,334   15.60       1,830,404      1,730,889
Dreyfus IP MidCap Stock Portfolio - Initial shares                            300,633   17.39       5,228,009      4,844,882
Dreyfus VIF Developing Leaders Portfolio - Initial shares                     279,455   42.03      11,745,504     10,182,093
Dreyfus VIF Quality Bond Portfolio - Initial shares                           773,167   11.23       8,682,661      8,832,307
Fidelity VIP Asset Manager Portfolio - Service Class 2                        365,821   15.47       5,659,244      5,076,535
Fidelity VIP Contrafund Portfolio - Service Class 2                         1,028,652   31.11      32,001,369     28,009,575
Fidelity VIP Equity-Income Portfolio - Service Class 2                        815,052   25.87      21,085,399     18,948,424
Fidelity VIP Freedom 2020 Portfolio - Service Class 2                             868   12.08          10,491          9,969
Fidelity VIP Freedom 2025 Portfolio - Service Class 2                           4,510   12.17          54,891         54,373
Fidelity VIP Freedom 2030 Portfolio - Service Class 2                           5,195   12.42          64,516         64,294
Fidelity VIP Growth Portfolio - Service Class 2                               389,915   35.42      13,810,806     11,595,452
Fidelity VIP Mid Cap Portfolio - Service Class 2                              186,423   34.25       6,384,993      6,152,027
Franklin Templeton - Franklin Small Cap Value Securities Fund - Class 2       451,202   18.79       8,478,085      7,575,757
Franklin Templeton - Franklin Small-Mid Cap Growth Securities Fund -Class 2     4,907   22.13         108,582         84,994
Franklin Templeton - Franklin U.S. Government Fund - Class 2                  750,577   12.52       9,397,224      9,538,682
Franklin Templeton - Mutual Shares Securities Fund - Class 2                  807,638   20.47      16,532,351     12,861,981
Franklin Templeton - Templeton Foreign Securities Fund - Class 2              727,764   18.72      13,623,735      9,297,072
Goldman Sachs Capital Growth Fund                                             619,428   11.58       7,172,977      5,907,967
Janus Aspen Series International Growth Portfolio - Service Shares            236,768   50.61      11,982,836      8,176,386
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares                  105,175   32.19       3,385,583      2,430,835
Janus Aspen Series Worldwide Growth Portfolio - Service Shares                137,554   32.21       4,430,625      3,352,903
JPMorgan Mid Cap Value Portfolio                                              110,867   31.56       3,498,962      3,021,116
JPMorgan Small Company Portfolio                                              153,231   17.82       2,730,571      2,457,157
MFS VIT Capital Opportunities Series - Initial Class                          291,483   15.51       4,520,899      3,462,595
MFS VIT Emerging Growth Series - Initial Class                                585,632   20.64      12,087,435      9,366,635
MFS VIT New Discovery Series - Initial Class                                  238,345   17.42       4,151,964      3,200,845
MFS VIT Research Series - Initial Class                                       131,998   18.04       2,381,244      1,812,292
MFS VIT Total Return Series - Initial Class                                    35,409   21.89         775,099        663,979
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I                       197,404   23.26       4,591,606      3,330,612
Neuberger Berman AMT Partners Portfolio - Class I                               5,255   21.16         111,195         98,856
Oppenheimer Balanced Fund/VA - Non-Service Shares                              77,211   17.69       1,365,870      1,270,740
Oppenheimer Global Securities Fund/VA - Non-Service Shares                    109,908   36.79       4,043,502      3,414,733
Oppenheimer High Income Fund/VA - Non-Service Shares                           12,918    8.55         110,446        103,106
PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative Class        22,558   11.31         255,133        271,860
PIMCO VIT Real Return Portfolio - Administrative Class                        984,412   11.93      11,744,030     12,410,609
PIMCO VIT Short-Term Portfolio - Administrative Class                         496,492   10.04       4,984,783      5,003,338
PIMCO VIT Total Return Portfolio - Administrative Class                     2,239,237   10.12      22,661,080     23,033,709
Pioneer Fund VCT Portfolio - Class I                                          133,033   24.80       3,299,217      2,706,930
Pioneer Growth Opportunities VCT Portfolio - Class I                          186,353   26.79       4,992,391      4,339,733
Pioneer Mid Cap Value VCT Portfolio - Class I                                   3,721   20.32          75,605         73,005
Putnam VT Diversified Income Fund - Class IB                                1,311,731    8.78      11,517,002     11,363,021
Putnam VT Growth and Income Fund - Class IB                                   728,670   29.36      21,393,752     16,775,793
Putnam VT International Growth and Income Fund - Class IB                     460,253   19.21       8,841,468      6,173,963
Putnam VT Small Cap Value Fund - Class IB                                      17,146   24.27         416,127        283,351


                                   VL-R - 31

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - Continued

The following is a summary of fund shares owned as of December 31, 2006.

                                                                Net Asset    Value of
                                                                Value Per Shares at Fair Cost of Shares
Divisions                                              Shares     Share       Value           Held
-------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB                          12,017  $14.70    $   176,650    $   149,654
Putnam VT Voyager Fund - Class IB                        14,015   30.07        421,428        350,942
SunAmerica - Aggressive Growth Portfolio - Class 1       90,143   12.54      1,130,347        917,577
SunAmerica - SunAmerica Balanced Portfolio - Class 1     81,828   14.99      1,226,451      1,116,431
UIF Equity Growth Portfolio - Class I                   246,007   16.48      4,054,191      3,220,879
UIF High Yield Portfolio - Class I                      108,057   13.56      1,465,250      1,436,415
VALIC Company I - International Equities Fund           265,474   10.33      2,742,348      2,021,162
VALIC Company I - Mid Cap Index Fund                    758,724   23.28     17,663,091     14,631,213
VALIC Company I - Money Market I Fund                30,597,846    1.00     30,597,846     30,597,846
VALIC Company I - Nasdaq-100 Index Fund                 861,414    4.86      4,186,473      3,489,072
VALIC Company I - Science & Technology Fund              98,358   12.49      1,228,492      1,065,826
VALIC Company I - Small Cap Index Fund                  371,134   17.99      6,676,702      5,559,922
VALIC Company I - Stock Index Fund                      972,014   36.65     35,624,313     29,578,327
Van Kampen LIT Government Portfolio - Class I            14,600    9.30        135,776        137,089
Van Kampen LIT Growth and Income Portfolio - Class I    549,915   22.00     12,098,136     10,698,165
Van Kampen LIT Strategic Growth Portfolio - Class I       1,987   28.81         57,242         42,746
Vanguard VIF High Yield Bond Portfolio                  600,352    8.63      5,181,038      5,098,099
Vanguard VIF REIT Index Portfolio                       685,439   24.98     17,122,271     12,843,752

                                   VL-R - 32

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the year ended December 31, 2006.

                                                           Accumulation  Accumulation  Net Increase
Divisions                                                  Units Issued Units Redeemed  (Decrease)
---------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series I
   Corporate America                                           3,876           (118)        3,758
   Corporate America (reduced surrender charge)                2,292             (7)        2,285
   Platinum Investor I & II                                  831,187        (95,279)      735,908
   Platinum Investor III                                     424,592        (49,325)      375,267
   Platinum Investor IV                                       14,822         (2,389)       12,433
   Platinum Investor FlexDirector                                437            (13)          424
   Platinum Investor PLUS                                     26,067         (2,608)       23,459
   Platinum Investor Survivor                                 78,959        (14,120)       64,839
   Platinum Investor Survivor II                              10,165           (405)        9,760
AIM V.I. International Growth Fund - Series I
   AG Legacy Plus                                              1,148         (8,304)       (7,156)
   Corporate America                                              26           (116)          (90)
   Corporate America (reduced surrender charge)                5,321            (82)        5,239
   Platinum Investor I & II                                   35,977        (47,093)      (11,116)
   Platinum Investor III                                     144,343        (46,476)       97,867
   Platinum Investor IV                                       26,015         (6,617)       19,398
   Platinum Investor FlexDirector                                848           (118)          730
   Platinum Investor PLUS                                      4,163         (2,074)        2,089
   Platinum Investor Survivor                                 14,974         (4,987)        9,987
   Platinum Investor Survivor II                               4,335           (389)        3,946
   Platinum Investor VIP                                      18,692         (1,163)       17,529
   Platinum Investor VIP (with GMWB rider)                       262             (6)          256
AIM V.I. Premier Equity Fund - Series I
   Corporate America                                              46         (5,706)       (5,660)
   Corporate America (reduced surrender charge)                    5             (5)           --
   Platinum Investor I & II                                   26,206       (790,148)     (763,942)
   Platinum Investor III                                      35,764       (519,375)     (483,611)
   Platinum Investor IV                                        2,139         (8,346)       (6,207)
   Platinum Investor FlexDirector                                  1           (390)         (389)
   Platinum Investor PLUS                                      1,511        (20,843)      (19,332)
   Platinum Investor Survivor                                  1,220       (109,571)     (108,351)
   Platinum Investor Survivor II                                 571         (8,917)       (8,346)
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor I & II                                    5,295           (867)        4,428
   Platinum Investor III                                      45,768         (5,285)       40,483
   Platinum Investor IV                                       10,592         (2,174)        8,418
   Platinum Investor FlexDirector                                 --            (40)          (40)
   Platinum Investor PLUS                                      3,168         (1,375)        1,793
   Platinum Investor Survivor                                    126           (116)           10
   Platinum Investor Survivor II                                 933            (20)          913
   Platinum Investor VIP                                       8,682           (354)        8,328
   Platinum Investor VIP (with GMWB rider)                       180            (16)          164
Alger American MidCap Growth Portfolio - Class O Shares
   Corporate America (reduced surrender charge)                4,132           (109)        4,023
   Platinum Investor I & II                                      136           (813)         (677)
   Platinum Investor III                                      13,945        (18,725)       (4,780)
   Platinum Investor IV                                       16,735         (2,908)       13,827
   Platinum Investor FlexDirector                              1,101           (922)          179
   Platinum Investor PLUS                                      2,630         (1,859)          771
   Platinum Investor Survivor                                  5,315           (285)        5,030

                                   VL-R - 33

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                                    Accumulation  Accumulation  Net Increase
Divisions                                                           Units Issued Units Redeemed  (Decrease)
------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio - Class O Shares - Continued
   Platinum Investor Survivor II                                          846          (344)          502
   Platinum Investor VIP                                                2,579          (349)        2,230
American Century VP Value Fund - Class I
   AG Legacy Plus                                                       1,109        (4,555)       (3,446)
   Corporate America                                                        1        (1,269)       (1,268)
   Corporate America (reduced surrender charge)                        12,688          (347)       12,341
   Platinum Investor I & II                                            14,262       (55,898)      (41,636)
   Platinum Investor III                                               97,892       (87,348)       10,544
   Platinum Investor IV                                                34,738       (10,632)       24,106
   Platinum Investor FlexDirector                                         907           (23)          884
   Platinum Investor PLUS                                              14,309       (10,325)        3,984
   Platinum Investor Survivor                                           1,945        (3,619)       (1,674)
   Platinum Investor Survivor II                                       10,211        (8,367)        1,844
   Platinum Investor VIP                                               13,150          (821)       12,329
   Platinum Investor VIP (with GMWB rider)                                179           (17)          162
Credit Suisse Small Cap Core I Portfolio
   Platinum Investor I & II                                             5,259        (4,540)          719
   Platinum Investor III                                               27,694       (21,601)        6,093
   Platinum Investor IV                                                12,335        (1,884)       10,451
   Platinum Investor FlexDirector                                       1,406          (820)          586
   Platinum Investor PLUS                                               3,089        (2,396)          693
   Platinum Investor Survivor                                             154          (164)          (10)
   Platinum Investor Survivor II                                          608          (637)          (29)
   Platinum Investor VIP                                                8,390          (212)        8,178
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor I & II                                            10,303        (6,692)        3,611
   Platinum Investor III                                               46,598       (38,092)        8,506
   Platinum Investor IV                                                10,830        (2,903)        7,927
   Platinum Investor FlexDirector                                           1            (2)           (1)
   Platinum Investor PLUS                                               5,575        (3,613)        1,962
   Platinum Investor Survivor                                             844        (3,534)       (2,690)
   Platinum Investor Survivor II                                        3,001          (957)        2,044
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Corporate America                                                       33          (440)         (407)
   Corporate America (reduced surrender charge)                           717           (12)          705
   Platinum Investor I & II                                            35,156       (68,730)      (33,574)
   Platinum Investor III                                               96,793       (94,319)        2,474
   Platinum Investor IV                                                 9,122        (3,493)        5,629
   Platinum Investor FlexDirector                                         447            --           447
   Platinum Investor PLUS                                              10,248        (6,771)        3,477
   Platinum Investor Survivor                                           4,101       (18,531)      (14,430)
   Platinum Investor Survivor II                                        8,944        (4,662)        4,282
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Corporate America                                                       21           (86)          (65)
   Corporate America (reduced surrender charge)                         8,115          (295)        7,820
   Platinum Investor I & II                                            11,692       (25,567)      (13,875)
   Platinum Investor III                                               75,603       (49,625)       25,978
   Platinum Investor IV                                                10,566        (3,255)        7,311
   Platinum Investor FlexDirector                                         198           (25)          173
   Platinum Investor PLUS                                               7,213        (4,893)        2,320

                                   VL-R - 34

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                                Accumulation  Accumulation  Net Increase
Divisions                                                       Units Issued Units Redeemed  (Decrease)
--------------------------------------------------------------------------------------------------------
Dreyfus VIF Quality Bond Portfolio - Initial shares - Continued
   Platinum Investor Survivor                                         939         (2,927)      (1,988)
   Platinum Investor Survivor II                                    2,752         (3,280)        (528)
Fidelity VIP Asset Manager Portfolio - Service Class 2
   AG Legacy Plus                                                      46         (1,929)      (1,883)
   Platinum Investor I & II                                         1,923        (17,270)     (15,347)
   Platinum Investor III                                           52,559        (42,046)      10,513
   Platinum Investor IV                                             7,369         (2,430)       4,939
   Platinum Investor FlexDirector                                     625            (66)         559
   Platinum Investor PLUS                                           5,809         (4,044)       1,765
   Platinum Investor Survivor                                       2,488         (1,379)       1,109
   Platinum Investor Survivor II                                   13,185         (5,618)       7,567
   Platinum Investor VIP                                            2,466           (197)       2,269
Fidelity VIP Contrafund Portfolio - Service Class 2
   AG Legacy Plus                                                   4,945         (4,089)         856
   Corporate America                                                   --           (884)        (884)
   Corporate America (reduced surrender charge)                    14,712           (322)      14,390
   Platinum Investor I & II                                       119,041        (35,038)      84,003
   Platinum Investor III                                          229,530       (141,892)      87,638
   Platinum Investor IV                                            75,078        (16,909)      58,169
   Platinum Investor FlexDirector                                   2,710           (180)       2,530
   Platinum Investor PLUS                                          27,727        (62,333)     (34,606)
   Platinum Investor Survivor                                      32,122         (4,723)      27,399
   Platinum Investor Survivor II                                   26,436         (6,446)      19,990
   Platinum Investor VIP                                           38,997         (2,112)      36,885
   Platinum Investor VIP (with GMWB rider)                            467            (24)         443
Fidelity VIP Equity-Income Portfolio - Service Class 2
   AG Legacy Plus                                                   2,385         (8,338)      (5,953)
   Corporate America                                                   --           (613)        (613)
   Corporate America (reduced surrender charge)                    13,323         (1,637)      11,686
   Platinum Investor I & II                                        19,277        (34,170)     (14,893)
   Platinum Investor III                                          157,230       (170,479)     (13,249)
   Platinum Investor IV                                            32,971         (7,953)      25,018
   Platinum Investor FlexDirector                                     275           (174)         101
   Platinum Investor PLUS                                          18,125        (12,148)       5,977
   Platinum Investor Survivor                                      12,148        (13,813)      (1,665)
   Platinum Investor Survivor II                                   23,457         (1,759)      21,698
   Platinum Investor VIP                                           16,398           (471)      15,927
   Platinum Investor VIP (with GMWB rider)                            173            (16)         157
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Platinum Investor III                                              714            (49)         665
   Platinum Investor IV                                               132            (24)         108
   Platinum Investor FlexDirector                                       6             (1)           5
   Platinum Investor VIP                                              269            (58)         211
Fidelity VIP Freedom 2025 Portfolio - Service Class 2
   Platinum Investor III                                            2,144             --        2,144
   Platinum Investor IV                                                66            (16)          50
   Platinum Investor VIP                                            3,146           (217)       2,929
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Platinum Investor III                                              881             --          881
   Platinum Investor IV                                                88            (27)          61

                                   VL-R - 35

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                                             Accumulation  Accumulation  Net Increase
Divisions                                                                    Units Issued Units Redeemed  (Decrease)
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio - Service Class 2 - Continued
   Platinum Investor PLUS                                                          953            (24)          929
   Platinum Investor VIP                                                         4,465           (351)        4,114
Fidelity VIP Growth Portfolio - Service Class 2
   AG Legacy Plus                                                                  888         (3,450)       (2,562)
   Corporate America (reduced surrender charge)                                  8,665           (203)        8,462
   Platinum Investor I & II                                                     13,114        (33,599)      (20,485)
   Platinum Investor III                                                       277,006       (231,913)       45,093
   Platinum Investor IV                                                         23,052         (7,502)       15,550
   Platinum Investor FlexDirector                                                8,053         (1,496)        6,557
   Platinum Investor PLUS                                                       24,630        (16,534)        8,096
   Platinum Investor Survivor                                                    8,970         (5,090)        3,880
   Platinum Investor Survivor II                                                10,005         (3,208)        6,797
   Platinum Investor VIP                                                         5,603           (550)        5,053
   Platinum Investor VIP (with GMWB rider)                                           5             (1)            4
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Corporate America (reduced surrender charge)                                 12,307         (2,742)        9,565
   Platinum Investor I & II                                                      4,793         (1,460)        3,333
   Platinum Investor III                                                        44,278        (52,794)       (8,516)
   Platinum Investor IV                                                         48,807        (10,963)       37,844
   Platinum Investor FlexDirector                                                  304            (59)          245
   Platinum Investor PLUS                                                        7,422         (3,410)        4,012
   Platinum Investor Survivor                                                      746         (6,067)       (5,321)
   Platinum Investor Survivor II                                                 7,086         (4,083)        3,003
   Platinum Investor VIP                                                        23,031         (1,437)       21,594
   Platinum Investor VIP (with GMWB rider)                                         195            (18)          177
Franklin Templeton - Franklin Small Cap Value Securities Fund - Class 2
   Corporate America (reduced surrender charge)                                  8,500           (222)        8,278
   Platinum Investor I & II                                                      2,361           (722)        1,639
   Platinum Investor III                                                       111,116         (9,600)      101,516
   Platinum Investor IV                                                         36,043         (6,903)       29,140
   Platinum Investor FlexDirector                                                1,114           (122)          992
   Platinum Investor PLUS                                                        7,981         (6,338)        1,643
   Platinum Investor Survivor                                                   19,675           (773)       18,902
   Platinum Investor Survivor II                                                 8,314         (4,141)        4,173
   Platinum Investor VIP                                                        17,231           (605)       16,626
Franklin Templeton - Franklin Small-Mid Cap Growth Securities Fund - Class 2
   AG Legacy Plus                                                                  697         (5,146)       (4,449)
Franklin Templeton - Franklin U.S. Government Fund - Class 2
   Platinum Investor I & II                                                      3,542         (7,923)       (4,381)
   Platinum Investor III                                                        38,023       (420,577)     (382,554)
   Platinum Investor IV                                                         33,839         (6,165)       27,674
   Platinum Investor FlexDirector                                                  861            (38)          823
   Platinum Investor PLUS                                                        5,265         (5,169)           96
   Platinum Investor Survivor                                                      179         (8,877)       (8,698)
   Platinum Investor Survivor II                                                 8,775         (9,331)         (556)
   Platinum Investor VIP                                                         3,373           (296)        3,077
Franklin Templeton - Mutual Shares Securities Fund - Class 2
   Platinum Investor I & II                                                     78,540        (19,320)       59,220
   Platinum Investor III                                                       260,222        (42,479)      217,743
   Platinum Investor IV                                                         32,572         (6,656)       25,916

                                   VL-R - 36

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                                         Accumulation  Accumulation  Net Increase
Divisions                                                                Units Issued Units Redeemed  (Decrease)
-----------------------------------------------------------------------------------------------------------------
Franklin Templeton - Mutual Shares Securities Fund - Class 2 - Continued
   Platinum Investor FlexDirector                                            2,792           (124)        2,668
   Platinum Investor PLUS                                                    8,925         (5,644)        3,281
   Platinum Investor Survivor                                               34,493           (703)       33,790
   Platinum Investor Survivor II                                             6,217           (785)        5,432
   Platinum Investor VIP                                                     9,719           (691)        9,028
   Platinum Investor VIP (with GMWB rider)                                   1,049            (23)        1,026
Franklin Templeton - Templeton Foreign Securities Fund - Class 2
   AG Legacy Plus                                                              777         (5,685)       (4,908)
   Platinum Investor I & II                                                 14,573        (17,180)       (2,607)
   Platinum Investor III                                                    33,619        (68,707)      (35,088)
   Platinum Investor IV                                                     20,546         (4,555)       15,991
   Platinum Investor FlexDirector                                            1,768           (205)        1,563
   Platinum Investor PLUS                                                    6,184         (4,475)        1,709
   Platinum Investor Survivor                                               11,431         (2,417)        9,014
   Platinum Investor Survivor II                                             6,484         (1,333)        5,151
   Platinum Investor VIP                                                     9,161           (452)        8,709
   Platinum Investor VIP (with GMWB rider)                                       9             (2)            7
Goldman Sachs Capital Growth Fund
   Platinum Investor I & II                                                     --         (8,506)       (8,506)
   Platinum Investor III                                                        --         (1,324)       (1,324)
   Platinum Investor PLUS                                                       --             (2)           (2)
   Platinum Investor Survivor                                                   --        (37,958)      (37,958)
   Platinum Investor Survivor II                                                --       (128,556)     (128,556)
Janus Aspen Series International Growth Portfolio - Service Shares
   Corporate America (reduced surrender charge)                              3,778            (52)        3,726
   Platinum Investor I & II                                                 33,114        (20,901)       12,213
   Platinum Investor III                                                   204,899        (32,830)      172,069
   Platinum Investor IV                                                     23,365         (5,005)       18,360
   Platinum Investor FlexDirector                                              852         (4,918)       (4,066)
   Platinum Investor PLUS                                                   30,861         (2,113)       28,748
   Platinum Investor Survivor                                               24,177         (4,409)       19,768
   Platinum Investor Survivor II                                            15,615           (660)       14,955
   Platinum Investor VIP                                                    14,565         (1,074)       13,491
   Platinum Investor VIP (with GMWB rider)                                     168            (15)          153
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
   Corporate America                                                            --           (316)         (316)
   Corporate America (reduced surrender charge)                              2,200            (22)        2,178
   Platinum Investor I & II                                                  5,179        (23,277)      (18,098)
   Platinum Investor III                                                    72,359        (59,569)       12,790
   Platinum Investor IV                                                      4,086         (1,263)        2,823
   Platinum Investor PLUS                                                    4,036         (1,592)        2,444
   Platinum Investor Survivor                                                2,214         (2,726)         (512)
   Platinum Investor Survivor II                                               260         (2,420)       (2,160)
   Platinum Investor VIP                                                     2,310           (205)        2,105
Janus Aspen Series Worldwide Growth Portfolio - Service Shares
   Corporate America                                                            --           (358)         (358)
   Corporate America (reduced surrender charge)                              2,898         (1,396)        1,502
   Platinum Investor I & II                                                  3,814        (23,021)      (19,207)
   Platinum Investor III                                                    76,526        (90,684)      (14,158)
   Platinum Investor IV                                                      3,726         (1,195)        2,531

                                   VL-R - 37

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                                           Accumulation  Accumulation  Net Increase
Divisions                                                                  Units Issued Units Redeemed  (Decrease)
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio - Service Shares - Continued
   Platinum Investor PLUS                                                      3,789         (2,455)       1,334
   Platinum Investor Survivor                                                  2,934         (8,616)      (5,682)
   Platinum Investor Survivor II                                                 588           (498)          90
JPMorgan Mid Cap Value Portfolio
   Platinum Investor I & II                                                       34         (1,161)      (1,127)
   Platinum Investor III                                                      18,714        (68,844)     (50,130)
   Platinum Investor IV                                                        8,447         (2,241)       6,206
   Platinum Investor PLUS                                                      4,745         (6,882)      (2,137)
   Platinum Investor Survivor                                                     60         (5,978)      (5,918)
   Platinum Investor Survivor II                                                 163         (7,509)      (7,346)
JPMorgan Small Company Portfolio
   Platinum Investor I & II                                                    2,497         (3,974)      (1,477)
   Platinum Investor III                                                      31,218        (13,674)      17,544
   Platinum Investor IV                                                       10,203         (2,438)       7,765
   Platinum Investor FlexDirector                                                241            (59)         182
   Platinum Investor PLUS                                                      2,566         (1,744)         822
   Platinum Investor Survivor                                                    364           (155)         209
   Platinum Investor Survivor II                                                 629           (622)           7
   Platinum Investor VIP                                                      11,557           (437)      11,120
MFS VIT Capital Opportunities Series - Initial Class
   Corporate America                                                              --            (61)         (61)
   Corporate America (reduced surrender charge)                                1,921            (11)       1,910
   Platinum Investor I & II                                                    3,678        (26,585)     (22,907)
   Platinum Investor III                                                      86,140        (97,125)     (10,985)
   Platinum Investor IV                                                        4,024         (1,270)       2,754
   Platinum Investor FlexDirector                                                 --            (11)         (11)
   Platinum Investor PLUS                                                     11,098         (8,150)       2,948
   Platinum Investor Survivor                                                  2,914        (11,617)      (8,703)
   Platinum Investor Survivor II                                               1,134           (423)         711
MFS VIT Emerging Growth Series - Initial Class
   AG Legacy Plus                                                                604         (2,402)      (1,798)
   Corporate America (reduced surrender charge)                                2,145            (38)       2,107
   Platinum Investor I & II                                                   77,151       (153,315)     (76,164)
   Platinum Investor III                                                     123,996       (195,000)     (71,004)
   Platinum Investor IV                                                        4,261         (1,573)       2,688
   Platinum Investor FlexDirector                                                174            (46)         128
   Platinum Investor PLUS                                                     11,035         (7,133)       3,902
   Platinum Investor Survivor                                                 15,574        (30,459)     (14,885)
   Platinum Investor Survivor II                                                 718           (883)        (165)
MFS VIT New Discovery Series - Initial Class
   AG Legacy Plus                                                              1,151         (2,253)      (1,102)
   Corporate America                                                              --           (318)        (318)
   Corporate America (reduced surrender charge)                                1,984            (42)       1,942
   Platinum Investor I & II                                                    2,122        (21,895)     (19,773)
   Platinum Investor III                                                      57,469        (49,070)       8,399
   Platinum Investor IV                                                        4,289         (1,307)       2,982
   Platinum Investor FlexDirector                                                  2            (12)         (10)
   Platinum Investor PLUS                                                      5,064         (3,627)       1,437
   Platinum Investor Survivor                                                  1,338         (1,668)        (330)
   Platinum Investor Survivor II                                                 954           (247)         707

                                   VL-R - 38

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                           Accumulation  Accumulation  Net Increase
Divisions                                                  Units Issued Units Redeemed  (Decrease)
---------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series - Initial Class - Continued
   Platinum Investor VIP                                       1,921          (118)        1,803
   Platinum Investor VIP (with GMWB rider)                       296            (8)          288
MFS VIT Research Series - Initial Class
   Platinum Investor I & II                                    2,144        (2,789)         (645)
   Platinum Investor III                                      40,462       (38,885)        1,577
   Platinum Investor IV                                        1,665          (702)          963
   Platinum Investor FlexDirector                                  1            (7)           (6)
   Platinum Investor PLUS                                      3,246        (1,275)        1,971
   Platinum Investor Survivor                                  1,802        (1,838)          (36)
   Platinum Investor Survivor II                               3,803          (264)        3,539
   Platinum Investor VIP                                         943           (40)          903
   Platinum Investor VIP (with GMWB rider)                         5            (1)            4
MFS VIT Total Return Series - Initial Class
   AG Legacy Plus                                              1,628       (20,854)      (19,226)
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Corporate America (reduced surrender charge)                2,748           (58)        2,690
   Platinum Investor I & II                                   15,928        (4,892)       11,036
   Platinum Investor III                                      63,107       (42,149)       20,958
   Platinum Investor IV                                       11,715        (2,018)        9,697
   Platinum Investor FlexDirector                                188           (10)          178
   Platinum Investor PLUS                                      9,445        (6,331)        3,114
   Platinum Investor Survivor                                  5,519        (2,625)        2,894
   Platinum Investor Survivor II                                 884          (638)          246
   Platinum Investor VIP                                       4,433          (231)        4,202
Neuberger Berman AMT Partners Portfolio - Class I
   AG Legacy Plus                                                126          (953)         (827)
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor I & II                                       19        (4,676)       (4,657)
   Platinum Investor III                                      15,218        (5,980)        9,238
   Platinum Investor IV                                       19,189        (5,146)       14,043
   Platinum Investor FlexDirector                              2,222          (219)        2,003
   Platinum Investor PLUS                                        980          (880)          100
   Platinum Investor Survivor                                    324          (471)         (147)
   Platinum Investor Survivor II                                 295          (290)            5
   Platinum Investor VIP                                       6,818          (426)        6,392
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Corporate America (reduced surrender charge)                6,715           (81)        6,634
   Platinum Investor I & II                                    7,592        (1,781)        5,811
   Platinum Investor III                                      32,223       (12,499)       19,724
   Platinum Investor IV                                       20,330        (5,541)       14,789
   Platinum Investor FlexDirector                                577           (17)          560
   Platinum Investor PLUS                                      4,768        (1,962)        2,806
   Platinum Investor Survivor                                  2,890          (243)        2,647
   Platinum Investor Survivor II                               1,298          (325)          973
   Platinum Investor VIP                                      15,438          (828)       14,610
   Platinum Investor VIP (with GMWB rider)                       189           (18)          171
Oppenheimer High Income Fund/VA - Non-Service Shares
   AG Legacy Plus                                                327          (616)         (289)

                                   VL-R - 39

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                                        Accumulation  Accumulation  Net Increase
Divisions                                                               Units Issued Units Redeemed  (Decrease)
----------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative Class
   Platinum Investor I & II                                                21,833           (266)       21,567
   Platinum Investor III                                                    2,834           (114)        2,720
   Platinum Investor IV                                                       234            (51)          183
   Platinum Investor PLUS                                                      39             (1)           38
   Platinum Investor Survivor II                                              193            (14)          179
   Platinum Investor VIP                                                    2,023           (138)        1,885
   Platinum Investor VIP (with GMWB rider)                                      4             (1)            3
PIMCO VIT Real Return Portfolio - Administrative Class
   AG Legacy Plus                                                           1,735        (11,623)       (9,888)
   Corporate America                                                           --           (114)         (114)
   Corporate America (reduced surrender charge)                            10,633           (366)       10,267
   Platinum Investor I & II                                                13,499        (69,614)      (56,115)
   Platinum Investor III                                                   97,016       (106,614)       (9,598)
   Platinum Investor IV                                                    39,397         (9,236)       30,161
   Platinum Investor FlexDirector                                             546           (106)          440
   Platinum Investor PLUS                                                  10,934        (10,302)          632
   Platinum Investor Survivor                                               8,274         (4,524)        3,750
   Platinum Investor Survivor II                                            9,831         (6,878)        2,953
   Platinum Investor VIP                                                    3,781           (391)        3,390
PIMCO VIT Short-Term Portfolio - Administrative Class
   Corporate America                                                           --           (627)         (627)
   Corporate America (reduced surrender charge)                               857             (7)          850
   Platinum Investor I & II                                                 3,407        (10,327)       (6,920)
   Platinum Investor III                                                   38,784        (55,551)      (16,767)
   Platinum Investor IV                                                    15,643         (5,453)       10,190
   Platinum Investor FlexDirector                                           2,259         (1,279)          980
   Platinum Investor PLUS                                                   6,068         (4,103)        1,965
   Platinum Investor Survivor                                                 582           (695)         (113)
   Platinum Investor Survivor II                                            3,724           (925)        2,799
   Platinum Investor VIP                                                    6,777           (481)        6,296
   Platinum Investor VIP (with GMWB rider)                                      5             (1)            4
PIMCO VIT Total Return Portfolio - Administrative Class
   AG Legacy Plus                                                           1,416         (9,207)       (7,791)
   Corporate America (reduced surrender charge)                            13,761           (307)       13,454
   Platinum Investor I & II                                                37,678        (23,678)       14,000
   Platinum Investor III                                                  170,473       (354,595)     (184,122)
   Platinum Investor IV                                                    54,007        (12,051)       41,956
   Platinum Investor FlexDirector                                           3,537         (1,701)        1,836
   Platinum Investor PLUS                                                  17,527        (12,867)        4,660
   Platinum Investor Survivor                                               2,787        (25,618)      (22,831)
   Platinum Investor Survivor II                                            9,197        (38,683)      (29,486)
   Platinum Investor VIP                                                   14,410           (849)       13,561
   Platinum Investor VIP (with GMWB rider)                                    411            (11)          400
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor I & II                                                15,172        (29,952)      (14,780)
   Platinum Investor III                                                    8,674        (10,891)       (2,217)
   Platinum Investor PLUS                                                     121           (226)         (105)
   Platinum Investor Survivor                                                 839        (19,293)      (18,454)
   Platinum Investor Survivor II                                               33            (13)           20

                                   VL-R - 40

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                          Accumulation  Accumulation  Net Increase
Divisions                                                 Units Issued Units Redeemed  (Decrease)
--------------------------------------------------------------------------------------------------
Pioneer Growth Opportunities VCT Portfolio - Class I
   Corporate America                                             24           (106)         (82)
   Platinum Investor I & II                                  21,141        (67,105)     (45,964)
   Platinum Investor III                                     23,140        (23,164)         (24)
   Platinum Investor PLUS                                     1,068           (799)         269
   Platinum Investor Survivor                                 2,141         (3,489)      (1,348)
   Platinum Investor Survivor II                                 16            (12)           4
Pioneer Mid Cap Value VCT Portfolio - Class I
   Platinum Investor I & II                                       9             (5)           4
   Platinum Investor III                                      3,743            (43)       3,700
   Platinum Investor IV                                         136            (59)          77
   Platinum Investor PLUS                                        30             (5)          25
   Platinum Investor Survivor II                              2,372             --        2,372
   Platinum Investor VIP                                      1,065           (132)         933
Putnam VT Diversified Income Fund - Class IB
   AG Legacy Plus                                               979         (1,824)        (845)
   Corporate America                                         44,500        (43,016)       1,484
   Corporate America (reduced surrender charge)              31,006           (496)      30,510
   Platinum Investor I & II                                  77,173        (11,941)      65,232
   Platinum Investor III                                     33,920       (105,329)     (71,409)
   Platinum Investor IV                                       7,278         (1,761)       5,517
   Platinum Investor FlexDirector                                --             (4)          (4)
   Platinum Investor PLUS                                     2,507         (1,254)       1,253
   Platinum Investor Survivor                                 9,469           (184)       9,285
   Platinum Investor Survivor II                                845           (306)         539
   Platinum Investor VIP                                      4,366           (297)       4,069
Putnam VT Growth and Income Fund - Class IB
   Corporate America                                         51,176        (53,224)      (2,048)
   Corporate America (reduced surrender charge)              32,845         (1,896)      30,949
   Platinum Investor I & II                                  33,174       (102,936)     (69,762)
   Platinum Investor III                                    113,175       (122,364)      (9,189)
   Platinum Investor IV                                      22,373         (8,691)      13,682
   Platinum Investor FlexDirector                             1,028         (1,592)        (564)
   Platinum Investor PLUS                                     9,637         (7,085)       2,552
   Platinum Investor Survivor                                 3,041        (36,367)     (33,326)
   Platinum Investor Survivor II                              2,328           (770)       1,558
Putnam VT International Growth and Income Fund - Class IB
   Corporate America (reduced surrender charge)               3,327            (28)       3,299
   Platinum Investor I & II                                  40,918        (16,483)      24,435
   Platinum Investor III                                     72,423        (25,996)      46,427
   Platinum Investor IV                                      16,964         (3,799)      13,165
   Platinum Investor FlexDirector                               473            (18)         455
   Platinum Investor PLUS                                     4,478         (2,402)       2,076
   Platinum Investor Survivor                                 3,380         (4,691)      (1,311)
   Platinum Investor Survivor II                              2,897           (246)       2,651
   Platinum Investor VIP                                      8,934           (687)       8,247
Putnam VT Small Cap Value Fund - Class IB
   AG Legacy Plus                                               440         (3,256)      (2,816)
Putnam VT Vista Fund - Class IB
   AG Legacy Plus                                            10,890           (633)      10,257

                                   VL-R - 41

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                     Accumulation  Accumulation  Net Increase
Divisions                                            Units Issued Units Redeemed  (Decrease)
---------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
   AG Legacy Plus                                        4,943        (4,486)          457
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor I & II                                286        (4,008)       (3,722)
   Platinum Investor III                                11,221        (9,174)        2,047
   Platinum Investor IV                                  3,328        (1,667)        1,661
   Platinum Investor PLUS                                2,515        (1,710)          805
   Platinum Investor Survivor                               --          (138)         (138)
   Platinum Investor Survivor II                           870          (153)          717
   Platinum Investor VIP                                   869          (121)          748
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor I & II                                110          (105)            5
   Platinum Investor III                                20,129       (13,883)        6,246
   Platinum Investor IV                                  5,231        (2,393)        2,838
   Platinum Investor PLUS                                5,384        (3,282)        2,102
   Platinum Investor Survivor II                         1,395          (306)        1,089
   Platinum Investor VIP                                 1,923          (153)        1,770
UIF Equity Growth Portfolio - Class I
   Platinum Investor I & II                             36,338       (65,895)      (29,557)
   Platinum Investor III                                20,827       (21,031)         (204)
   Platinum Investor IV                                  2,950          (989)        1,961
   Platinum Investor PLUS                                1,190          (702)          488
   Platinum Investor Survivor                            4,840        (2,824)        2,016
   Platinum Investor Survivor II                           111           (32)           79
UIF High Yield Portfolio - Class I
   Platinum Investor I & II                              7,251       (12,553)       (5,302)
   Platinum Investor III                                 4,984        (6,867)       (1,883)
   Platinum Investor IV                                  1,185          (282)          903
   Platinum Investor FlexDirector                          456          (295)          161
   Platinum Investor PLUS                                  828          (587)          241
   Platinum Investor Survivor                              350       (73,074)      (72,724)
   Platinum Investor Survivor II                         3,336          (169)        3,167
VALIC Company I - International Equities Fund
   AG Legacy Plus                                          275        (6,044)       (5,769)
   Platinum Investor I & II                              5,019       (14,826)       (9,807)
   Platinum Investor III                                14,685       (17,446)       (2,761)
   Platinum Investor IV                                  3,511        (1,220)        2,291
   Platinum Investor FlexDirector                          137           (47)           90
   Platinum Investor PLUS                                1,304        (1,556)         (252)
   Platinum Investor Survivor                            1,243          (985)          258
   Platinum Investor Survivor II                           502          (321)          181
   Platinum Investor VIP                                 7,549          (260)        7,289
VALIC Company I - Mid Cap Index Fund
   AG Legacy Plus                                        1,280        (4,645)       (3,365)
   Corporate America                                        32          (524)         (492)
   Corporate America (reduced surrender charge)          2,420           (41)        2,379
   Platinum Investor I & II                             26,640       (52,625)      (25,985)
   Platinum Investor III                                76,591       (98,616)      (22,025)
   Platinum Investor IV                                 18,226        (5,083)       13,143
   Platinum Investor FlexDirector                          458           (76)          382
   Platinum Investor PLUS                                6,678        (4,601)        2,077


                                   VL-R - 42

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                 Accumulation  Accumulation  Net Increase
Divisions                                        Units Issued Units Redeemed  (Decrease)
-----------------------------------------------------------------------------------------
VALIC Company I - Mid Cap Index Fund - Continued
   Platinum Investor Survivor                        4,757         (6,336)      (1,579)
   Platinum Investor Survivor II                     8,664         (1,543)       7,121
   Platinum Investor VIP                            14,822           (611)      14,211
   Platinum Investor VIP (with GMWB rider)             196            (19)         177
VALIC Company I - Money Market I Fund
   AG Legacy Plus                                      566        (12,440)     (11,874)
   Corporate America (reduced surrender charge)    183,677       (150,792)      32,885
   Platinum Investor I & II                        137,205       (208,885)     (71,680)
   Platinum Investor III                           574,620       (135,605)     439,015
   Platinum Investor IV                            527,282       (531,198)      (3,916)
   Platinum Investor FlexDirector                   17,352        (17,335)          17
   Platinum Investor PLUS                           36,064        (40,019)      (3,955)
   Platinum Investor Survivor                       74,482        (43,514)      30,968
   Platinum Investor Survivor II                   112,952       (106,385)       6,567
   Platinum Investor VIP                           404,521       (352,052)      52,469
   Platinum Investor VIP (with GMWB rider)           3,357         (2,916)         441
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor I & II                         13,996        (33,104)     (19,108)
   Platinum Investor III                            82,107       (172,472)     (90,365)
   Platinum Investor IV                              3,303         (1,103)       2,200
   Platinum Investor FlexDirector                       49            (26)          23
   Platinum Investor PLUS                            3,291         (2,433)         858
   Platinum Investor Survivor                          409         (3,526)      (3,117)
   Platinum Investor Survivor II                    23,550         (4,287)      19,263
   Platinum Investor VIP                               951            (71)         880
VALIC Company I - Science & Technology Fund
   Platinum Investor I & II                         11,575        (28,989)     (17,414)
   Platinum Investor III                            33,351        (38,602)      (5,251)
   Platinum Investor IV                              2,052           (600)       1,452
   Platinum Investor FlexDirector                       54            (25)          29
   Platinum Investor PLUS                            1,178         (1,158)          20
   Platinum Investor Survivor                        1,880         (7,947)      (6,067)
   Platinum Investor Survivor II                     1,170            (97)       1,073
   Platinum Investor VIP                               361            (23)         338
VALIC Company I - Small Cap Index Fund
   Corporate America                                    --           (211)        (211)
   Corporate America (reduced surrender charge)      2,463            (20)       2,443
   Platinum Investor I & II                          7,231        (13,159)      (5,928)
   Platinum Investor III                            43,975        (61,944)     (17,969)
   Platinum Investor IV                             14,868         (2,950)      11,918
   Platinum Investor FlexDirector                      982           (116)         866
   Platinum Investor PLUS                            4,833         (2,870)       1,963
   Platinum Investor Survivor                        1,371         (1,786)        (415)
   Platinum Investor Survivor II                     4,868           (813)       4,055
   Platinum Investor VIP                            12,547           (434)      12,113
   Platinum Investor VIP (with GMWB rider)             186            (17)         169
VALIC Company I - Stock Index Fund
   AG Legacy Plus                                    1,329         (9,845)      (8,516)
   Corporate America                                    57           (256)        (199)
   Corporate America (reduced surrender charge)      3,300           (133)       3,167

                                   VL-R - 43

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                     Accumulation  Accumulation  Net Increase
Divisions                                            Units Issued Units Redeemed  (Decrease)
---------------------------------------------------------------------------------------------
VALIC Company I - Stock Index Fund - Continued
   Platinum Investor I & II                             99,429       (233,607)     (134,178)
   Platinum Investor III                               161,236       (624,509)     (463,273)
   Platinum Investor IV                                 35,862         (6,568)       29,294
   Platinum Investor FlexDirector                        2,625           (550)        2,075
   Platinum Investor PLUS                               13,928        (11,110)        2,818
   Platinum Investor Survivor                           10,232       (126,259)     (116,027)
   Platinum Investor Survivor II                        18,762         (3,182)       15,580
   Platinum Investor VIP                                 7,401           (521)        6,880
Van Kampen LIT Government Portfolio - Class I
   AG Legacy Plus                                          275         (2,378)       (2,103)
Van Kampen LIT Growth and Income Portfolio - Class I
   Platinum Investor I & II                             20,015        (94,692)      (74,677)
   Platinum Investor III                               109,768        (35,434)       74,334
   Platinum Investor IV                                 25,003         (6,863)       18,140
   Platinum Investor FlexDirector                          554            (80)          474
   Platinum Investor PLUS                                7,277         (4,519)        2,758
   Platinum Investor Survivor                            9,817         (7,179)        2,638
   Platinum Investor Survivor II                        16,112         (8,180)        7,932
   Platinum Investor VIP                                 7,407           (528)        6,879
Van Kampen LIT Strategic Growth Portfolio - Class I
   AG Legacy Plus                                          860         (1,228)         (368)
Vanguard VIF High Yield Bond Portfolio
   Corporate America (reduced surrender charge)          4,444            (33)        4,411
   Platinum Investor I & II                              2,634        (24,526)      (21,892)
   Platinum Investor III                                48,405        (88,907)      (40,502)
   Platinum Investor IV                                 18,809         (4,902)       13,907
   Platinum Investor FlexDirector                           93            (19)           74
   Platinum Investor PLUS                                7,281         (6,885)          396
   Platinum Investor Survivor                           11,434         (2,314)        9,120
   Platinum Investor Survivor II                         3,828           (572)        3,256
   Platinum Investor VIP                                 5,457           (443)        5,014
   Platinum Investor VIP (with GMWB rider)                   3             (1)            2
Vanguard VIF REIT Index Portfolio
   Corporate America                                        --           (115)         (115)
   Corporate America (reduced surrender charge)          5,655            (96)        5,559
   Platinum Investor I & II                              8,453        (21,641)      (13,188)
   Platinum Investor III                                50,371        (46,873)        3,498
   Platinum Investor IV                                 38,700        (11,505)       27,195
   Platinum Investor FlexDirector                        1,212           (571)          641
   Platinum Investor PLUS                               32,546         (5,921)       26,625
   Platinum Investor Survivor                              739         (6,093)       (5,354)
   Platinum Investor Survivor II                         4,662         (2,398)        2,264
   Platinum Investor VIP                                19,550         (1,481)       18,069
   Platinum Investor VIP (with GMWB rider)                 539            (24)          515


                                   VL-R - 44

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                           Accumulation  Accumulation  Net Increase
Divisions                                                  Units Issued Units Redeemed  (Decrease)
---------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund - Series I
   AG Legacy Plus                                              9,348         (1,529)       7,819
   Corporate America                                              37         (2,935)      (2,898)
   Corporate America (reduced surrender charge)                1,228            (19)       1,209
   Platinum Investor I & II                                   38,436        (56,918)     (18,482)
   Platinum Investor III                                      52,170       (112,757)     (60,587)
   Platinum Investor IV                                       12,470         (1,524)      10,946
   Platinum Investor FlexDirector                                 95            (13)          82
   Platinum Investor PLUS                                      7,492         (2,000)       5,492
   Platinum Investor Survivor                                  5,150        (22,858)     (17,708)
   Platinum Investor Survivor II                                 823        (15,625)     (14,802)
AIM V.I. Premier Equity Fund - Series I
   Corporate America                                              72           (247)        (175)
   Platinum Investor I & II                                  100,946       (187,692)     (86,746)
   Platinum Investor III                                     124,273       (140,038)     (15,765)
   Platinum Investor IV                                        7,072           (865)       6,207
   Platinum Investor FlexDirector                                196            (11)         185
   Platinum Investor PLUS                                      6,234         (3,606)       2,628
   Platinum Investor Survivor                                 16,843        (24,564)      (7,721)
   Platinum Investor Survivor II                               2,313         (1,195)       1,118
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor I & II                                    7,531           (151)       7,380
   Platinum Investor III                                      22,081         (6,643)      15,438
   Platinum Investor IV                                        5,794           (408)       5,386
   Platinum Investor FlexDirector                                 96             (9)          87
   Platinum Investor PLUS                                      3,954         (1,761)       2,193
   Platinum Investor Survivor                                    144           (136)           8
   Platinum Investor Survivor II                                  66             (1)          65
Alger American MidCap Growth Portfolio - Class O Shares
   Corporate America (reduced surrender charge)                1,175             (2)       1,173
   Platinum Investor I & II                                      250           (335)         (85)
   Platinum Investor III                                      24,332         (8,737)      15,595
   Platinum Investor IV                                        4,959           (676)       4,283
   Platinum Investor FlexDirector                              1,234           (326)         908
   Platinum Investor PLUS                                      3,093         (1,696)       1,397
   Platinum Investor Survivor                                    844           (144)         700
   Platinum Investor Survivor II                               1,484           (236)       1,248
American Century VP Value Fund - Class I
   AG Legacy Plus                                              1,816         (6,571)      (4,755)
   Corporate America                                             152           (627)        (475)
   Corporate America (reduced surrender charge)                7,835           (281)       7,554
   Platinum Investor I & II                                   65,135        (34,272)      30,863
   Platinum Investor III                                     105,581       (129,287)     (23,706)
   Platinum Investor IV                                       26,500         (2,312)      24,188
   Platinum Investor FlexDirector                                 35            (19)          16


                                   VL-R - 45

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                          Accumulation  Accumulation  Net Increase
Divisions                                                 Units Issued Units Redeemed  (Decrease)
--------------------------------------------------------------------------------------------------
American Century VP Value Fund - Class I - Continued
   Platinum Investor PLUS                                    24,553        (10,023)      14,530
   Platinum Investor Survivor                                 2,869        (12,940)     (10,071)
   Platinum Investor Survivor II                              7,307        (45,673)     (38,366)
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor I & II                                   5,374        (37,671)     (32,297)
   Platinum Investor III                                     35,401        (52,803)     (17,402)
   Platinum Investor IV                                       3,114           (398)       2,716
   Platinum Investor FlexDirector                             1,093           (101)         992
   Platinum Investor PLUS                                     4,861         (2,485)       2,376
   Platinum Investor Survivor                                   543           (173)         370
   Platinum Investor Survivor II                                723           (211)         512
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor I & II                                  15,309        (11,330)       3,979
   Platinum Investor III                                     55,819        (33,968)      21,851
   Platinum Investor IV                                       5,274           (625)       4,649
   Platinum Investor FlexDirector                                 2             (2)          --
   Platinum Investor PLUS                                     7,675         (3,490)       4,185
   Platinum Investor Survivor                                 1,728         (4,780)      (3,052)
   Platinum Investor Survivor II                              4,012           (784)       3,228
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Corporate America                                             65         (5,678)      (5,613)
   Corporate America (reduced surrender charge)                 833             (4)         829
   Platinum Investor I & II                                  44,487        (67,776)     (23,289)
   Platinum Investor III                                    116,261       (113,424)       2,837
   Platinum Investor IV                                       5,731           (906)       4,825
   Platinum Investor FlexDirector                               503             --          503
   Platinum Investor PLUS                                    11,797         (6,828)       4,969
   Platinum Investor Survivor                                 4,497         (8,068)      (3,571)
   Platinum Investor Survivor II                              3,040        (30,390)     (27,350)
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Corporate America                                             23         (4,442)      (4,419)
   Corporate America (reduced surrender charge)               4,205            (48)       4,157
   Platinum Investor I & II                                  15,154        (30,975)     (15,821)
   Platinum Investor III                                     75,734        (70,094)       5,640
   Platinum Investor IV                                       7,852           (699)       7,153
   Platinum Investor PLUS                                     8,391         (4,518)       3,873
   Platinum Investor Survivor                                 2,158         (9,432)      (7,274)
   Platinum Investor Survivor II                              3,876         (1,288)       2,588
Fidelity VIP Asset Manager Portfolio - Service Class 2
   AG Legacy Plus                                               118         (2,972)      (2,854)
   Platinum Investor I & II                                   2,350        (34,154)     (31,804)
   Platinum Investor III                                     79,181        (39,978)      39,203
   Platinum Investor IV                                       3,759           (458)       3,301
   Platinum Investor FlexDirector                               741            (12)         729


                                   VL-R - 46

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                                   Accumulation  Accumulation  Net Increase
Divisions                                                          Units Issued Units Redeemed  (Decrease)
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio - Service Class 2 - Continued
   Platinum Investor PLUS                                             10,968         (4,043)        6,925
   Platinum Investor Survivor                                          1,462           (723)          739
   Platinum Investor Survivor II                                       3,750         (1,538)        2,212
Fidelity VIP Contrafund Portfolio - Service Class 2
   AG Legacy Plus                                                      2,298         (3,083)         (785)
   Corporate America                                                     105         (1,453)       (1,348)
   Corporate America (reduced surrender charge)                        4,508           (300)        4,208
   Platinum Investor I & II                                           88,166        (34,119)       54,047
   Platinum Investor III                                             397,278       (128,791)      268,487
   Platinum Investor IV                                               38,296         (3,476)       34,820
   Platinum Investor FlexDirector                                      5,263            (28)        5,235
   Platinum Investor PLUS                                             85,504        (15,581)       69,923
   Platinum Investor Survivor                                         17,558         (4,999)       12,559
   Platinum Investor Survivor II                                      34,928         (8,314)       26,614
Fidelity VIP Equity-Income Portfolio - Service Class 2
   AG Legacy Plus                                                      3,219         (9,652)       (6,433)
   Corporate America                                                     171        (14,885)      (14,714)
   Corporate America (reduced surrender charge)                       13,226           (305)       12,921
   Platinum Investor I & II                                           34,960       (107,166)      (72,206)
   Platinum Investor III                                             191,278       (219,541)      (28,263)
   Platinum Investor IV                                               22,978         (2,312)       20,666
   Platinum Investor FlexDirector                                        729            (66)          663
   Platinum Investor PLUS                                             31,194        (12,995)       18,199
   Platinum Investor Survivor                                         13,160        (32,981)      (19,821)
   Platinum Investor Survivor II                                      13,470         (4,129)        9,341
Fidelity VIP Growth Portfolio - Service Class 2
   AG Legacy Plus                                                        984         (3,159)       (2,175)
   Corporate America                                                      --         (5,424)       (5,424)
   Corporate America (reduced surrender charge)                        8,144            (98)        8,046
   Platinum Investor I & II                                           27,833       (144,346)     (116,513)
   Platinum Investor III                                             296,802       (191,916)      104,886
   Platinum Investor IV                                               20,027         (2,310)       17,717
   Platinum Investor FlexDirector                                      1,782         (4,398)       (2,616)
   Platinum Investor PLUS                                             38,244        (17,765)       20,479
   Platinum Investor Survivor                                          7,605        (16,974)       (9,369)
   Platinum Investor Survivor II                                       6,304         (3,763)        2,541
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Corporate America (reduced surrender charge)                       12,827           (165)       12,662
   Platinum Investor I & II                                              222         (6,998)       (6,776)
   Platinum Investor III                                             164,804        (14,515)      150,289
   Platinum Investor IV                                               17,797         (1,901)       15,896
   Platinum Investor FlexDirector                                        268            (33)          235
   Platinum Investor PLUS                                              6,212         (2,292)        3,920


                                   VL-R - 47

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                                             Accumulation  Accumulation  Net Increase
Divisions                                                                    Units Issued Units Redeemed  (Decrease)
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2 - Continued
   Platinum Investor Survivor                                                   12,066          (214)       11,852
   Platinum Investor Survivor II                                                 9,925        (4,438)        5,487
Franklin Templeton - Franklin Small Cap Value Securities Fund - Class 2
   Corporate America (reduced surrender charge)                                  2,772           (27)        2,745
   Platinum Investor I & II                                                      2,789          (696)        2,093
   Platinum Investor III                                                       156,031       (16,334)      139,697
   Platinum Investor IV                                                         17,337        (1,360)       15,977
   Platinum Investor FlexDirector                                                  161           (39)          122
   Platinum Investor PLUS                                                       12,527        (2,882)        9,645
   Platinum Investor Survivor                                                   10,876          (632)       10,244
   Platinum Investor Survivor II                                                12,531        (4,745)        7,786
Franklin Templeton - Franklin Small-Mid Cap Growth Securities Fund - Class 2
   AG Legacy Plus                                                                  355        (4,550)       (4,195)
Franklin Templeton - Franklin U.S. Government Fund - Class 2
   Platinum Investor I & II                                                     18,671        (6,949)       11,722
   Platinum Investor III                                                       197,373       (87,246)      110,127
   Platinum Investor IV                                                          5,264          (699)        4,565
   Platinum Investor PLUS                                                        6,395        (4,605)        1,790
   Platinum Investor Survivor                                                    9,007           (49)        8,958
   Platinum Investor Survivor II                                                18,858        (8,439)       10,419
Franklin Templeton - Mutual Shares Securities Fund - Class 2
   Platinum Investor I & II                                                     52,199        (6,755)       45,444
   Platinum Investor III                                                        52,326       (39,950)       12,376
   Platinum Investor IV                                                         10,709        (1,134)        9,575
   Platinum Investor FlexDirector                                                3,326           (12)        3,314
   Platinum Investor PLUS                                                       16,740        (5,462)       11,278
   Platinum Investor Survivor                                                      992          (112)          880
   Platinum Investor Survivor II                                                 1,210       (14,738)      (13,528)
Franklin Templeton - Templeton Foreign Securities Fund - Class 2
   AG Legacy Plus                                                                1,356        (3,036)       (1,680)
   Platinum Investor I & II                                                     16,838       (48,205)      (31,367)
   Platinum Investor III                                                        42,328       (94,391)      (52,063)
   Platinum Investor IV                                                         15,235        (1,456)       13,779
   Platinum Investor FlexDirector                                                1,460           (55)        1,405
   Platinum Investor PLUS                                                       16,047        (4,151)       11,896
   Platinum Investor Survivor                                                      639       (14,440)      (13,801)
   Platinum Investor Survivor II                                                 7,990        (3,275)        4,715
Goldman Sachs Capital Growth Fund
   Platinum Investor I & II                                                         --          (713)         (713)
   Platinum Investor III                                                            --        (1,680)       (1,680)
   Platinum Investor PLUS                                                           --            (1)           (1)
   Platinum Investor Survivor                                                       --       (35,970)      (35,970)
   Platinum Investor Survivor II                                                    --       (15,231)      (15,231)


                                   VL-R - 48

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                                   Accumulation  Accumulation  Net Increase
Divisions                                                          Units Issued Units Redeemed  (Decrease)
-----------------------------------------------------------------------------------------------------------
Janus Aspen Series International Growth Portfolio - Service Shares
   Corporate America                                                      --         (3,189)      (3,189)
   Platinum Investor I & II                                           15,049        (13,519)       1,530
   Platinum Investor III                                              62,954        (32,705)      30,249
   Platinum Investor IV                                               11,141         (1,087)      10,054
   Platinum Investor FlexDirector                                      2,666         (1,241)       1,425
   Platinum Investor PLUS                                             15,668         (1,965)      13,703
   Platinum Investor Survivor                                          9,075         (3,507)       5,568
   Platinum Investor Survivor II                                       2,179           (490)       1,689
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
   Corporate America                                                      38           (208)        (170)
   Platinum Investor I & II                                           29,597         (6,527)      23,070
   Platinum Investor III                                              87,693       (100,095)     (12,402)
   Platinum Investor IV                                                1,966           (279)       1,687
   Platinum Investor PLUS                                              3,831         (1,802)       2,029
   Platinum Investor Survivor                                          2,782        (20,228)     (17,446)
   Platinum Investor Survivor II                                         968           (224)         744
Janus Aspen Series Worldwide Growth Portfolio - Service Shares
   Corporate America                                                      38         (6,684)      (6,646)
   Corporate America (reduced surrender charge)                        4,208            (58)       4,150
   Platinum Investor I & II                                            4,346        (20,792)     (16,446)
   Platinum Investor III                                              92,425        (85,480)       6,945
   Platinum Investor IV                                                5,402           (357)       5,045
   Platinum Investor PLUS                                              5,345         (2,785)       2,560
   Platinum Investor Survivor                                          4,564        (15,712)     (11,148)
   Platinum Investor Survivor II                                       2,669        (18,374)     (15,705)
JPMorgan Mid Cap Value Portfolio
   Platinum Investor I & II                                            5,014           (160)       4,854
   Platinum Investor III                                             180,868         (7,200)     173,668
   Platinum Investor IV                                               11,049           (941)      10,108
   Platinum Investor PLUS                                              5,746         (1,408)       4,338
   Platinum Investor Survivor                                         15,786           (132)      15,654
   Platinum Investor Survivor II                                      17,743         (7,811)       9,932
JPMorgan Small Company Portfolio
   Platinum Investor I & II                                           15,581         (6,935)       8,646
   Platinum Investor III                                              25,543        (29,113)      (3,570)
   Platinum Investor IV                                                4,213           (662)       3,551
   Platinum Investor FlexDirector                                         78            (19)          59
   Platinum Investor PLUS                                              5,533         (2,006)       3,527
   Platinum Investor Survivor                                            148           (305)        (157)
   Platinum Investor Survivor II                                       2,196           (402)       1,794
MFS VIT Capital Opportunities Series - Initial Class
   Corporate America                                                      64             (3)          61
   Platinum Investor I & II                                            4,027        (15,030)     (11,003)
   Platinum Investor III                                             101,212       (114,625)     (13,413)


                                   VL-R - 49

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                                 Accumulation  Accumulation  Net Increase
Divisions                                                        Units Issued Units Redeemed  (Decrease)
---------------------------------------------------------------------------------------------------------
MFS VIT Capital Opportunities Series - Initial Class - Continued
   Platinum Investor IV                                              3,535           (374)        3,161
   Platinum Investor FlexDirector                                      177             (7)          170
   Platinum Investor PLUS                                           15,014         (6,376)        8,638
   Platinum Investor Survivor                                        5,300        (10,021)       (4,721)
   Platinum Investor Survivor II                                       822           (538)          284
MFS VIT Emerging Growth Series - Initial Class
   AG Legacy Plus                                                    1,562         (1,202)          360
   Corporate America                                                    --         (1,040)       (1,040)
   Corporate America (reduced surrender charge)                        795            (27)          768
   Platinum Investor I & II                                        111,738       (185,234)      (73,496)
   Platinum Investor III                                           155,992       (501,772)     (345,780)
   Platinum Investor IV                                              4,748           (343)        4,405
   Platinum Investor FlexDirector                                      178            (44)          134
   Platinum Investor PLUS                                           14,712         (6,799)        7,913
   Platinum Investor Survivor                                       19,049        (71,595)      (52,546)
   Platinum Investor Survivor II                                       885        (29,287)      (28,402)
MFS VIT New Discovery Series - Initial Class
   AG Legacy Plus                                                    5,728         (1,942)        3,786
   Corporate America                                                    30           (249)         (219)
   Platinum Investor I & II                                          4,995        (23,768)      (18,773)
   Platinum Investor III                                            71,845        (55,538)       16,307
   Platinum Investor IV                                              4,159           (329)        3,830
   Platinum Investor FlexDirector                                      166            (13)          153
   Platinum Investor PLUS                                            6,686         (3,412)        3,274
   Platinum Investor Survivor                                        2,612         (1,305)        1,307
   Platinum Investor Survivor II                                     1,300           (982)          318
MFS VIT Research Series - Initial Class
   Corporate America                                                    --         (3,158)       (3,158)
   Corporate America (reduced surrender charge)                        134           (134)           --
   Platinum Investor I & II                                          2,995         (8,893)       (5,898)
   Platinum Investor III                                            51,776        (31,226)       20,550
   Platinum Investor IV                                              2,669           (161)        2,508
   Platinum Investor FlexDirector                                      101             (5)           96
   Platinum Investor PLUS                                            3,891         (1,172)        2,719
   Platinum Investor Survivor                                        2,542         (2,344)          198
   Platinum Investor Survivor II                                     1,823           (526)        1,297
MFS VIT Total Return Series - Initial Class
   AG Legacy Plus                                                    3,325        (20,877)      (17,552)
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Corporate America                                                    --         (1,789)       (1,789)
   Corporate America (reduced surrender charge)                        730             (6)          724
   Platinum Investor I & II                                          8,930         (9,237)         (307)
   Platinum Investor III                                            74,065        (49,732)       24,333
   Platinum Investor IV                                              4,611           (381)        4,230

                                   VL-R - 50

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                                    Accumulation  Accumulation  Net Increase
Divisions                                                           Units Issued Units Redeemed  (Decrease)
------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I - Continued
   Platinum Investor FlexDirector                                         377             (7)          370
   Platinum Investor PLUS                                              16,081         (6,033)       10,048
   Platinum Investor Survivor                                           8,668         (8,724)          (56)
   Platinum Investor Survivor II                                        3,277           (992)        2,285
Neuberger Berman AMT Partners Portfolio - Class I
   AG Legacy Plus                                                          86         (3,886)       (3,800)
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor I & II                                             9,959           (271)        9,688
   Platinum Investor III                                               15,213         (5,339)        9,874
   Platinum Investor IV                                                14,336           (755)       13,581
   Platinum Investor FlexDirector                                          44            (11)           33
   Platinum Investor PLUS                                               7,526        (17,692)      (10,166)
   Platinum Investor Survivor                                             350           (350)           --
   Platinum Investor Survivor II                                          420           (264)          156
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Platinum Investor I & II                                            11,767         (4,553)        7,214
   Platinum Investor III                                               48,944        (10,387)       38,557
   Platinum Investor IV                                                16,002         (1,447)       14,555
   Platinum Investor FlexDirector                                          13             (5)            8
   Platinum Investor PLUS                                               5,004         (1,820)        3,184
   Platinum Investor Survivor                                           2,543           (136)        2,407
   Platinum Investor Survivor II                                        3,188           (155)        3,033
Oppenheimer High Income Fund/VA - Non-Service Shares
   AG Legacy Plus                                                       1,259           (972)          287
PIMCO VIT Real Return Portfolio - Administrative Class
   AG Legacy Plus                                                       3,229        (11,422)       (8,193)
   Corporate America                                                       --           (100)         (100)
   Corporate America (reduced surrender charge)                         5,166            (76)        5,090
   Platinum Investor I & II                                            66,209        (16,080)       50,129
   Platinum Investor III                                               96,677       (186,538)      (89,861)
   Platinum Investor IV                                                14,468         (1,053)       13,415
   Platinum Investor FlexDirector                                         290            (36)          254
   Platinum Investor PLUS                                              12,622         (8,420)        4,202
   Platinum Investor Survivor                                           1,601        (17,047)      (15,446)
   Platinum Investor Survivor II                                        5,802        (16,513)      (10,711)
PIMCO VIT Short-Term Portfolio - Administrative Class
   Corporate America                                                       62        (20,734)      (20,672)
   Platinum Investor I & II                                            12,114       (129,917)     (117,803)
   Platinum Investor III                                               48,383        (36,378)       12,005
   Platinum Investor IV                                                13,656         (1,441)       12,215
   Platinum Investor FlexDirector                                       2,624           (479)        2,145
   Platinum Investor PLUS                                              16,275         (3,001)       13,274
   Platinum Investor Survivor                                             701         (8,720)       (8,019)
   Platinum Investor Survivor II                                        2,014         (2,941)         (927)


                                   VL-R - 51

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                        Accumulation  Accumulation  Net Increase
Divisions                                               Units Issued Units Redeemed  (Decrease)
------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Administrative Class
   AG Legacy Plus                                           8,772         (6,331)       2,441
   Corporate America                                           --         (8,965)      (8,965)
   Corporate America (reduced surrender charge)             4,365            (41)       4,324
   Platinum Investor I & II                                79,462        (23,513)      55,949
   Platinum Investor III                                  834,665        (94,490)     740,175
   Platinum Investor IV                                    24,985         (2,450)      22,535
   Platinum Investor FlexDirector                           3,410           (540)       2,870
   Platinum Investor PLUS                                  31,264        (11,354)      19,910
   Platinum Investor Survivor                              54,723         (3,630)      51,093
   Platinum Investor Survivor II                           74,195        (38,428)      35,767
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor I & II                                23,363        (48,647)     (25,284)
   Platinum Investor III                                    9,657        (10,996)      (1,339)
   Platinum Investor PLUS                                     208           (158)          50
   Platinum Investor Survivor                               1,432         (2,322)        (890)
   Platinum Investor Survivor II                              231            (61)         170
Pioneer Growth Opportunities VCT Portfolio - Class I
   Corporate America                                           29           (101)         (72)
   Platinum Investor I & II                                32,721        (71,344)     (38,623)
   Platinum Investor III                                   27,707        (30,394)      (2,687)
   Platinum Investor PLUS                                   1,271           (598)         673
   Platinum Investor Survivor                                 885         (3,881)      (2,996)
   Platinum Investor Survivor II                               46        (19,774)     (19,728)
Putnam VT Diversified Income Fund - Class IB
   AG Legacy Plus                                           1,325           (870)         455
   Corporate America                                       63,105         (6,026)      57,079
   Corporate America (reduced surrender charge)             8,421           (134)       8,287
   Platinum Investor I & II                                21,713        (12,226)       9,487
   Platinum Investor III                                  114,367        (11,568)     102,799
   Platinum Investor IV                                     4,383           (333)       4,050
   Platinum Investor FlexDirector                              65             (4)          61
   Platinum Investor PLUS                                   3,012         (1,326)       1,686
   Platinum Investor Survivor                               8,330           (180)       8,150
   Platinum Investor Survivor II                              963           (468)         495
Putnam VT Growth and Income Fund - Class IB
   Corporate America                                       76,130        (18,293)      57,837
   Corporate America (reduced surrender charge)            13,633           (540)      13,093
   Platinum Investor I & II                                43,814       (127,798)     (83,984)
   Platinum Investor III                                  136,054       (100,872)      35,182
   Platinum Investor IV                                    20,946         (2,683)      18,263
   Platinum Investor FlexDirector                           2,502           (172)       2,330
   Platinum Investor PLUS                                  13,340         (6,110)       7,230
   Platinum Investor Survivor                               7,950        (10,687)      (2,737)
   Platinum Investor Survivor II                            2,586         (1,433)       1,153

                                   VL-R - 52

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                          Accumulation  Accumulation  Net Increase
Divisions                                                 Units Issued Units Redeemed  (Decrease)
--------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund - Class IB
   Corporate America                                             --        (2,293)       (2,293)
   Corporate America (reduced surrender charge)                 246            --           246
   Platinum Investor I & II                                  17,282       (46,769)      (29,487)
   Platinum Investor III                                     51,765       (66,315)      (14,550)
   Platinum Investor IV                                      10,019        (1,061)        8,958
   Platinum Investor FlexDirector                                95           (20)           75
   Platinum Investor PLUS                                     5,934        (2,182)        3,752
   Platinum Investor Survivor                                 5,090        (8,106)       (3,016)
   Platinum Investor Survivor II                              1,528          (626)          902
Putnam VT Small Cap Value Fund - Class IB
   AG Legacy Plus                                               644        (5,935)       (5,291)
Putnam VT Vista Fund - Class IB
   AG Legacy Plus                                             7,876        (6,018)        1,858
Putnam VT Voyager Fund - Class IB
   AG Legacy Plus                                            15,173        (6,332)        8,841
Scudder VIT Equity 500 Index Fund - Class A
   Legacy Plus                                                  129        (1,986)       (1,857)
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor I & II                                  15,054          (844)       14,210
   Platinum Investor III                                     22,228        (7,666)       14,562
   Platinum Investor IV                                       3,920          (467)        3,453
   Platinum Investor PLUS                                     3,564        (1,344)        2,220
   Platinum Investor Survivor                                    27          (158)         (131)
   Platinum Investor Survivor II                                267           (68)          199
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor I & II                                     617          (139)          478
   Platinum Investor III                                     24,132       (12,167)       11,965
   Platinum Investor IV                                       4,648          (585)        4,063
   Platinum Investor PLUS                                     7,119        (3,335)        3,784
   Platinum Investor Survivor II                                587          (296)          291
UIF Equity Growth Portfolio - Class I
   Platinum Investor I & II                                  49,612       (60,437)      (10,825)
   Platinum Investor III                                     19,799       (10,289)        9,510
   Platinum Investor IV                                       1,392          (228)        1,164
   Platinum Investor PLUS                                     1,462          (701)          761
   Platinum Investor Survivor                                 2,112        (3,844)       (1,732)
   Platinum Investor Survivor II                                167           (50)          117
UIF High Yield Portfolio - Class I
   Platinum Investor I & II                                   8,255       (20,756)      (12,501)
   Platinum Investor III                                      5,820        (5,914)          (94)
   Platinum Investor IV                                         876           (78)          798
   Platinum Investor FlexDirector                               736           (39)          697
   Platinum Investor PLUS                                     1,511          (541)          970


                                   VL-R - 53

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                 Accumulation  Accumulation  Net Increase
Divisions                                        Units Issued Units Redeemed  (Decrease)
-----------------------------------------------------------------------------------------
UIF High Yield Portfolio - Class I - Continued
   Platinum Investor Survivor                       59,726         (10,922)      48,804
   Platinum Investor Survivor II                     1,590            (366)       1,224
VALIC Company I - International Equities Fund
   AG Legacy Plus                                      424          (5,603)      (5,179)
   Platinum Investor I & II                         15,348         (12,417)       2,931
   Platinum Investor III                            19,650         (15,712)       3,938
   Platinum Investor IV                              2,379            (408)       1,971
   Platinum Investor FlexDirector                      304             (48)         256
   Platinum Investor PLUS                            4,950            (990)       3,960
   Platinum Investor Survivor                        2,294          (1,608)         686
   Platinum Investor Survivor II                       443            (424)          19
VALIC Company I - Mid Cap Index Fund
   AG Legacy Plus                                    1,620          (3,284)      (1,664)
   Corporate America                                   174            (210)         (36)
   Corporate America (reduced surrender charge)      1,419             (24)       1,395
   Platinum Investor I & II                         35,368         (55,580)     (20,212)
   Platinum Investor III                            85,114         (80,111)       5,003
   Platinum Investor IV                             11,392          (1,227)      10,165
   Platinum Investor FlexDirector                       55             (18)          37
   Platinum Investor PLUS                           13,840          (9,920)       3,920
   Platinum Investor Survivor                        5,080         (10,350)      (5,270)
   Platinum Investor Survivor II                     2,987         (21,626)     (18,639)
VALIC Company I - Money Market I Fund
   AG Legacy Plus                                   (6,171)        (17,613)     (23,784)
   Corporate America                                    --          (6,349)      (6,349)
   Corporate America (reduced surrender charge)     42,570         (63,906)     (21,336)
   Legacy Plus                                          63          (1,149)      (1,086)
   Platinum Investor I & II                        191,702        (385,744)    (194,042)
   Platinum Investor III                           651,771      (1,134,793)    (483,022)
   Platinum Investor IV                            461,751        (427,201)      34,550
   Platinum Investor FlexDirector                   17,563         (22,449)      (4,886)
   Platinum Investor PLUS                          172,233        (242,213)     (69,980)
   Platinum Investor Survivor                       22,562        (217,068)    (194,506)
   Platinum Investor Survivor II                   110,826        (121,464)     (10,638)
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor I & II                         26,851         (14,601)      12,250
   Platinum Investor III                            97,983         (77,914)      20,069
   Platinum Investor IV                              1,746            (268)       1,478
   Platinum Investor FlexDirector                       54             (30)          24
   Platinum Investor PLUS                            6,744          (2,251)       4,493
   Platinum Investor Survivor                        9,425         (26,728)     (17,303)
   Platinum Investor Survivor II                    44,630          (3,616)      41,014


                                   VL-R - 54

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                     Accumulation  Accumulation  Net Increase
Divisions                                            Units Issued Units Redeemed  (Decrease)
---------------------------------------------------------------------------------------------
VALIC Company I - Science & Technology Fund
   Platinum Investor I & II                              5,360        (23,221)      (17,861)
   Platinum Investor III                                40,684        (33,471)        7,213
   Platinum Investor IV                                  1,582           (130)        1,452
   Platinum Investor FlexDirector                           57            (31)           26
   Platinum Investor PLUS                                1,402         (1,131)          271
   Platinum Investor Survivor                            3,503         (2,128)        1,375
   Platinum Investor Survivor II                           659           (197)          462
VALIC Company I - Small Cap Index Fund
   Corporate America                                        74         (4,279)       (4,205)
   Platinum Investor I & II                             32,495         (7,861)       24,634
   Platinum Investor III                                49,159        (32,246)       16,913
   Platinum Investor IV                                  9,595           (720)        8,875
   Platinum Investor FlexDirector                           93            (39)           54
   Platinum Investor PLUS                                9,790         (6,896)        2,894
   Platinum Investor Survivor                            1,563        (10,153)       (8,590)
   Platinum Investor Survivor II                         1,935           (601)        1,334
VALIC Company I - Stock Index Fund
   AG Legacy Plus                                       18,710         (4,408)       14,302
   Corporate America                                        73         (7,950)       (7,877)
   Corporate America (reduced surrender charge)          5,046           (202)        4,844
   Platinum Investor I & II                            113,856       (246,853)     (132,997)
   Platinum Investor III                               252,515       (453,138)     (200,623)
   Platinum Investor IV                                 16,848         (1,417)       15,431
   Platinum Investor FlexDirector                        8,440           (265)        8,175
   Platinum Investor PLUS                               53,614         (9,776)       43,838
   Platinum Investor Survivor                           19,675        (78,975)      (59,300)
   Platinum Investor Survivor II                         3,899        (12,104)       (8,205)
Van Kampen LIT Emerging Growth Portfolio - Class I
   AG Legacy Plus                                        1,050         (1,655)         (605)
Van Kampen LIT Government Portfolio - Class I
   AG Legacy Plus                                        1,709         (3,427)       (1,718)
Van Kampen LIT Growth and Income Portfolio - Class I
   Platinum Investor I & II                             82,381        (17,783)       64,598
   Platinum Investor III                               217,277        (32,656)      184,621
   Platinum Investor IV                                 20,371         (1,711)       18,660
   Platinum Investor FlexDirector                          602            (19)          583
   Platinum Investor PLUS                                8,687         (3,750)        4,937
   Platinum Investor Survivor                           20,449         (4,933)       15,516
   Platinum Investor Survivor II                        19,828         (9,788)       10,040
Vanguard VIF High Yield Bond Portfolio
   Corporate America (reduced surrender charge)          1,611             (7)        1,604
   Platinum Investor I & II                             15,203        (31,164)      (15,961)
   Platinum Investor III                                55,322       (128,470)      (73,148)
   Platinum Investor IV                                 11,730         (1,247)       10,483


                                   VL-R - 55

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                   Accumulation  Accumulation  Net Increase
Divisions                                          Units Issued Units Redeemed  (Decrease)
-------------------------------------------------------------------------------------------
Vanguard VIF High Yield Bond Portfolio - Continued
   Platinum Investor FlexDirector                         35           (20)           15
   Platinum Investor PLUS                             11,067        (5,297)        5,770
   Platinum Investor Survivor                          5,661       (75,416)      (69,755)
   Platinum Investor Survivor II                       1,543       (19,516)      (17,973)
Vanguard VIF REIT Index Portfolio
   Corporate America                                     102           (27)           75
   Corporate America (reduced surrender charge)        1,010            (4)        1,006
   Platinum Investor I & II                           26,831        (9,552)       17,279
   Platinum Investor III                              66,201       (79,745)      (13,544)
   Platinum Investor IV                               28,204        (2,942)       25,262
   Platinum Investor FlexDirector                      1,593           (87)        1,506
   Platinum Investor PLUS                             15,837       (17,997)       (2,160)
   Platinum Investor Survivor                          2,218        (7,228)       (5,010)
   Platinum Investor Survivor II                       3,803        (2,763)        1,040


                                   VL-R - 56

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2006 are as follows:

                                                                                         Investment
                                                                                           Income    Expense    Total
Divisions                                                   Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
   Corporate America                                         3,758   $10.89   $   40,922    0.88%     0.35%      8.90%
   Corporate America (reduced surrender charge)              2,285    10.87       24,835    0.88%     0.65%      8.69%
   Platinum Investor I & II                                735,908    10.86    7,992,901    1.07%     0.75%      8.61%
   Platinum Investor III                                   375,267    10.86    4,077,242    1.07%     0.70%      8.65%
   Platinum Investor IV                                     12,433    10.86      135,088    1.06%     0.70%      8.65%
   Platinum Investor FlexDirector                              424    10.86        4,603    1.07%     0.70%      8.65%
   Platinum Investor PLUS                                   23,459    10.86      254,879    1.06%     0.70%      8.65%
   Platinum Investor Survivor                               64,839    10.89      705,893    1.06%     0.40%      8.87%
   Platinum Investor Survivor II                             9,760    10.86      106,001    1.07%     0.75%      8.61%
AIM V.I. International Growth Fund - Series I
   AG Legacy Plus                                           25,612    11.98      306,732    0.93%     0.75%     27.28%
   Corporate America                                         4,241    11.69       49,559    1.26%     0.35%     27.79%
   Corporate America (reduced surrender charge)              7,127    17.41      124,105    1.26%     0.65%     27.41%
   Platinum Investor I & II                                292,495    16.57    4,847,867    1.14%     0.75%     27.28%
   Platinum Investor III                                   340,444    13.93    4,743,020    1.18%     0.70%     27.34%
   Platinum Investor IV                                     30,344    14.81      449,267    1.40%     0.70%     27.34%
   Platinum Investor FlexDirector                              812    17.09       13,875    1.70%     0.70%     27.34%
   Platinum Investor PLUS                                   17,467    19.27      336,677    1.09%     0.70%     27.34%
   Platinum Investor Survivor                               59,983    11.66      699,501    1.12%     0.40%     27.72%
   Platinum Investor Survivor II                             6,039    20.17      121,810    1.13%     0.75%     27.28%
   Platinum Investor VIP                                    17,529    11.93      209,100    1.12%     0.70%     19.29%
   Platinum Investor VIP (with GMWB rider)                     256    11.87        3,033    1.12%     1.45%     18.70%
AIM V.I. Premier Equity Fund - Series I
   Corporate America                                            --       --           --    2.82%     0.35%      5.45%
   Platinum Investor I & II                                     --       --           --    2.09%     0.75%      5.31%
   Platinum Investor III                                        --       --           --    2.12%     0.70%      5.33%
   Platinum Investor IV                                         --       --           --    3.12%     0.70%      5.33%
   Platinum Investor FlexDirector                               --       --           --    2.17%     0.70%      5.33%
   Platinum Investor PLUS                                       --       --           --    2.18%     0.70%      5.33%
   Platinum Investor Survivor                                   --       --           --    2.13%     0.40%      5.44%
   Platinum Investor Survivor II                                --       --           --    2.26%     0.75%      5.31%
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor I & II                                 11,906    17.40      207,102    0.00%     0.75%     18.38%
   Platinum Investor III                                    88,630    17.43    1,544,555    0.00%     0.70%     18.43%
   Platinum Investor IV                                     13,804    13.72      189,390    0.00%     0.70%     18.43%
   Platinum Investor FlexDirector                               47    13.73          649    0.00%     0.70%     18.43%
   Platinum Investor PLUS                                   13,020    17.43      226,897    0.00%     0.70%     18.43%
   Platinum Investor Survivor                                  168    17.62        2,958    0.00%     0.40%     18.79%
   Platinum Investor Survivor II                             1,106    17.40       19,245    0.00%     0.75%     18.38%
   Platinum Investor VIP                                     8,328    11.31       94,186    0.00%     0.70%     13.10%
   Platinum Investor VIP (with GMWB rider)                     164    11.25        1,843    0.00%     1.45%     12.53%
Alger American MidCap Growth Portfolio - Class O Shares
   Corporate America (reduced surrender charge)              5,196    13.61       70,695    0.00%     0.65%      9.43%
   Platinum Investor I & II                                  8,117    18.15      147,281    0.00%     0.75%      9.32%
   Platinum Investor III                                    55,215    18.18    1,003,756    0.00%     0.70%      9.37%
   Platinum Investor IV                                     18,110    12.03      217,883    0.00%     0.70%      9.37%
   Platinum Investor FlexDirector                            6,774    12.69       85,956    0.00%     0.70%      9.37%
   Platinum Investor PLUS                                    8,924    18.18      162,222    0.00%     0.70%      9.37%

                                   VL-R - 57

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2006 are as follows:

                                                                                        Investment
                                                                                          Income    Expense    Total
Divisions                                                  Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
-----------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio - Class O Shares -
  Continued
   Platinum Investor Survivor                               5,975   $18.38   $  109,826    0.00%     0.40%      9.70%
   Platinum Investor Survivor II                            2,680    18.15       48,637    0.00%     0.75%      9.32%
   Platinum Investor VIP                                    2,230    10.37       23,116    0.00%     0.70%      3.67%
American Century VP Value Fund - Class I
   AG Legacy Plus                                          25,927    20.67      535,799    1.31%     0.75%     17.77%
   Corporate America                                        1,247    19.13       23,856    0.93%     0.35%     18.24%
   Corporate America (reduced surrender charge)            19,895    13.22      262,932    0.93%     0.65%     17.89%
   Platinum Investor I & II                               221,804    18.67    4,140,787    1.39%     0.75%     17.77%
   Platinum Investor III                                  513,640    18.58    9,542,265    1.30%     0.70%     17.83%
   Platinum Investor IV                                    48,294    12.22      589,984    1.00%     0.70%     17.83%
   Platinum Investor FlexDirector                             931    13.30       12,382    0.12%     0.70%     17.83%
   Platinum Investor PLUS                                  58,246    15.74      916,725    1.29%     0.70%     17.83%
   Platinum Investor Survivor                              20,805    19.08      396,872    1.36%     0.40%     18.18%
   Platinum Investor Survivor II                           63,728    16.44    1,048,012    1.30%     0.75%     17.77%
   Platinum Investor VIP                                   12,329    11.47      141,453    0.00%     0.70%     14.73%
   Platinum Investor VIP (with GMWB rider)                    162    11.42        1,849    0.00%     1.45%     14.16%
Credit Suisse Small Cap Core I Portfolio *
   Platinum Investor I & II                                39,132     8.22      321,493    0.00%     0.75%      3.99%
   Platinum Investor III                                  128,637     8.06    1,036,204    0.00%     0.70%      4.04%
   Platinum Investor IV                                    13,167    10.29      135,520    0.00%     0.70%      4.04%
   Platinum Investor FlexDirector                           6,301    10.19       64,198    0.00%     0.70%      4.04%
   Platinum Investor PLUS                                  11,493    12.86      147,782    0.00%     0.70%      4.04%
   Platinum Investor Survivor                               3,159     8.39       26,520    0.00%     0.40%      4.35%
   Platinum Investor Survivor II                            1,758    12.17       21,405    0.00%     0.75%      3.99%
   Platinum Investor VIP                                    8,178     9.45       77,282    0.00%     0.70%     -5.50%
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor I & II                                81,102    14.09    1,142,564    0.38%     0.75%      6.95%
   Platinum Investor III                                  234,893    13.87    3,258,099    0.37%     0.70%      7.00%
   Platinum Investor IV                                    12,576    11.64      146,421    0.39%     0.70%      7.00%
   Platinum Investor FlexDirector                               0    12.60            4    0.61%     0.70%      7.00%
   Platinum Investor PLUS                                  22,807    14.57      332,244    0.37%     0.70%      7.00%
   Platinum Investor Survivor                              12,083    14.40      173,935    0.40%     0.40%      7.32%
   Platinum Investor Survivor II                           10,961    15.94      174,740    0.37%     0.75%      6.95%
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Corporate America                                        5,204    12.56       65,345    0.38%     0.35%      3.41%
   Corporate America (reduced surrender charge)             1,534    11.74       18,015    0.38%     0.65%      3.10%
   Platinum Investor I & II                               318,961    15.05    4,800,994    0.41%     0.75%      3.00%
   Platinum Investor III                                  450,710    11.61    5,231,878    0.40%     0.70%      3.05%
   Platinum Investor IV                                    10,454    11.05      115,502    0.32%     0.70%      3.05%
   Platinum Investor FlexDirector                             950    11.00       10,459    0.51%     0.70%      3.05%
   Platinum Investor PLUS                                  35,521    12.53      445,116    0.38%     0.70%      3.05%
   Platinum Investor Survivor                              45,846    12.53      574,469    0.44%     0.40%      3.36%
   Platinum Investor Survivor II                           35,559    13.60      483,727    0.37%     0.75%      3.00%
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Corporate America                                        2,421    14.17       34,295    4.77%     0.35%      3.87%
   Corporate America (reduced surrender charge)            11,977    10.78      129,065    4.77%     0.65%      3.56%
   Platinum Investor I & II                               281,631    14.03    3,950,746    4.49%     0.75%      3.46%
   Platinum Investor III                                  285,395    13.30    3,795,577    4.64%     0.70%      3.51%
   Platinum Investor IV                                    14,464    10.45      151,092    4.89%     0.70%      3.51%


                                   VL-R - 58

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2006 are as follows:

                                                                                        Investment
                                                                                          Income    Expense    Total
Divisions                                                Units   Unit Value Net Assets  Ratio (a)  Ratio (b) Return (c)
-----------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Quality Bond Portfolio - Initial shares -
  Continued
   Platinum Investor FlexDirector                            173   $10.74   $     1,861    6.82%     0.70%      3.69%
   Platinum Investor PLUS                                 23,919    11.79       282,019    4.53%     0.70%      3.51%
   Platinum Investor Survivor                             16,209    14.14       229,150    4.47%     0.40%      3.82%
   Platinum Investor Survivor II                           9,205    11.83       108,856    4.56%     0.75%      3.46%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   AG Legacy Plus                                         15,921    11.71       186,460    2.58%     0.75%      6.34%
   Platinum Investor I & II                              156,694    11.15     1,746,813    2.56%     0.75%      6.34%
   Platinum Investor III                                 258,611    11.14     2,879,764    2.41%     0.70%      6.39%
   Platinum Investor IV                                    8,240    10.96        90,298    1.57%     0.70%      6.39%
   Platinum Investor FlexDirector                          1,288    11.14        14,349    1.75%     0.70%      6.39%
   Platinum Investor PLUS                                 26,410    12.73       336,198    2.45%     0.70%      6.39%
   Platinum Investor Survivor                             11,229    11.39       127,904    2.30%     0.40%      6.71%
   Platinum Investor Survivor II                          20,438    12.42       253,780    1.90%     0.75%      6.34%
   Platinum Investor VIP                                   2,269    10.43        23,677    0.00%     0.70%      4.33%
Fidelity VIP Contrafund Portfolio - Service Class 2
   AG Legacy Plus                                         42,199    15.88       670,065    0.92%     0.75%     10.60%
   Corporate America                                       1,580    14.27        22,543    1.11%     0.35%     11.04%
   Corporate America (reduced surrender charge)           18,598    14.13       262,724    1.11%     0.65%     10.71%
   Platinum Investor I & II                              517,717    13.92     7,207,050    1.00%     0.75%     10.60%
   Platinum Investor III                               1,262,624    13.75    17,364,615    1.00%     0.70%     10.66%
   Platinum Investor IV                                   92,989    12.68     1,179,075    1.11%     0.70%     10.66%
   Platinum Investor FlexDirector                          8,086    14.04       113,515    1.06%     0.70%     10.66%
   Platinum Investor PLUS                                107,304    16.46     1,765,960    0.98%     0.70%     10.66%
   Platinum Investor Survivor                            116,730    14.22     1,660,381    1.02%     0.40%     10.99%
   Platinum Investor Survivor II                          78,211    17.33     1,355,621    1.02%     0.75%     10.60%
   Platinum Investor VIP                                  36,885    10.71       395,099    0.98%     0.70%      7.12%
   Platinum Investor VIP (with GMWB rider)                   443    10.66         4,721    0.98%     1.45%      6.58%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   AG Legacy Plus                                         51,368    13.75       706,254    2.94%     0.75%     19.04%
   Corporate America                                       4,106    14.25        58,490    2.91%     0.35%     19.51%
   Corporate America (reduced surrender charge)           25,321    13.51       342,065    2.91%     0.65%     19.15%
   Platinum Investor I & II                              283,801    13.90     3,944,532    2.90%     0.75%     19.04%
   Platinum Investor III                                 836,470    13.93    11,653,724    2.92%     0.70%     19.09%
   Platinum Investor IV                                   45,684    12.47       569,724    2.93%     0.70%     19.09%
   Platinum Investor FlexDirector                          1,384    13.26        18,364    2.91%     0.70%     19.09%
   Platinum Investor PLUS                                 78,094    15.00     1,171,538    2.93%     0.70%     19.09%
   Platinum Investor Survivor                             85,837    14.20     1,219,038    2.92%     0.40%     19.45%
   Platinum Investor Survivor II                          80,050    15.20     1,217,117    2.88%     0.75%     19.04%
   Platinum Investor VIP                                  15,927    11.48       182,759    1.32%     0.70%     14.75%
   Platinum Investor VIP (with GMWB rider)                   157    11.42         1,794    1.32%     1.45%     14.18%
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Platinum Investor III                                     665    10.56         7,019    2.70%     0.70%      5.55%
   Platinum Investor IV                                      108    10.56         1,140    2.52%     0.70%      5.55%
   Platinum Investor FlexDirector                              5    10.56            50    1.92%     0.70%      5.55%
   Platinum Investor VIP                                     211    10.80         2,283    2.65%     0.70%      8.02%
Fidelity VIP Freedom 2025 Portfolio - Service Class 2
   Platinum Investor III                                   2,144    10.56        22,639    2.88%     0.70%      5.60%
   Platinum Investor IV                                       50    10.56           530    2.53%     0.70%      5.60%
   Platinum Investor VIP                                   2,929    10.83        31,722    2.87%     0.70%      8.31%


                                   VL-R - 59

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2006 are as follows:

                                                                                                  Investment
                                                                                                    Income    Expense    Total
Divisions                                                           Units   Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Platinum Investor III                                                881   $10.56   $    9,304    2.61%     0.70%      5.64%
   Platinum Investor IV                                                  61    10.56          648    2.75%     0.70%      5.64%
   Platinum Investor PLUS                                               929    10.56        9,811    2.63%     0.70%      5.64%
   Platinum Investor VIP                                              4,114    10.88       44,753    2.61%     0.70%      8.78%
Fidelity VIP Growth Portfolio - Service Class 2
   AG Legacy Plus                                                    23,993     8.99      215,778    0.17%     0.75%      5.78%
   Corporate America (reduced surrender charge)                      16,761    11.88      199,165    0.12%     0.65%      5.88%
   Platinum Investor I & II                                         208,946     7.52    1,572,153    0.17%     0.75%      5.78%
   Platinum Investor III                                          1,189,561     7.46    8,878,331    0.16%     0.70%      5.83%
   Platinum Investor IV                                              33,267    11.24      373,966    0.12%     0.70%      5.83%
   Platinum Investor FlexDirector                                    11,345    10.81      122,619    0.07%     0.70%      5.83%
   Platinum Investor PLUS                                           111,405    12.01    1,338,133    0.16%     0.70%      5.83%
   Platinum Investor Survivor                                        70,637     7.69      543,075    0.16%     0.40%      6.15%
   Platinum Investor Survivor II                                     48,295    10.67      515,279    0.15%     0.75%      5.78%
   Platinum Investor VIP                                              5,053    10.34       52,266    0.00%     0.70%      3.44%
   Platinum Investor VIP (with GMWB rider)                                4    10.29           42    0.00%     1.45%      2.92%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Corporate America (reduced surrender charge)                      22,227    15.07      334,918    0.11%     0.65%     11.68%
   Platinum Investor I & II                                          13,301    22.63      301,019    0.09%     0.75%     11.57%
   Platinum Investor III                                            180,244    22.67    4,086,599    0.20%     0.70%     11.62%
   Platinum Investor IV                                              53,740    12.88      691,998    0.10%     0.70%     11.62%
   Platinum Investor FlexDirector                                       768    15.16       11,634    0.14%     0.70%     11.62%
   Platinum Investor PLUS                                            14,277    22.67      323,706    0.15%     0.70%     11.62%
   Platinum Investor Survivor                                         8,347    22.92      191,340    0.22%     0.40%     11.96%
   Platinum Investor Survivor II                                      9,479    22.63      214,514    0.14%     0.75%     11.57%
   Platinum Investor VIP                                             21,594    10.53      227,412    0.00%     0.70%      5.31%
   Platinum Investor VIP (with GMWB rider)                              177    10.48        1,853    0.00%     1.45%      4.79%
Franklin Templeton - Franklin Small Cap Value Securities Fund -
  Class 2
   Corporate America (reduced surrender charge)                      11,486    14.18      162,829    0.69%     0.65%     16.23%
   Platinum Investor I & II                                          16,237    20.43      331,726    0.67%     0.75%     16.11%
   Platinum Investor III                                            282,124    20.47    5,774,559    0.53%     0.70%     16.17%
   Platinum Investor IV                                              45,117    12.42      560,143    0.74%     0.70%     16.17%
   Platinum Investor FlexDirector                                     1,289    14.63       18,857    0.22%     0.70%     16.17%
   Platinum Investor PLUS                                            23,719    20.47      485,483    0.67%     0.70%     16.17%
   Platinum Investor Survivor                                        34,379    20.69      711,439    0.45%     0.40%     16.52%
   Platinum Investor Survivor II                                     12,461    20.43      254,585    0.54%     0.75%     16.11%
   Platinum Investor VIP                                             16,626    10.73      178,463    0.01%     0.70%      7.34%
Franklin Templeton - Franklin Small-Mid Cap Growth Securities
  Fund - Class 2
   AG Legacy Plus                                                    13,801     7.87      108,582    0.00%     0.75%      7.88%
Franklin Templeton - Franklin U.S. Government Fund - Class 2
   Platinum Investor I & II                                          24,202    11.95      289,196    3.18%     0.75%      3.24%
   Platinum Investor III                                            673,395    11.98    8,066,647    3.52%     0.70%      3.29%
   Platinum Investor IV                                              32,239    10.44      336,569    6.10%     0.70%      3.29%
   Platinum Investor FlexDirector                                       823    10.67        8,781    4.60%     0.70%      3.38%
   Platinum Investor PLUS                                            40,170    11.59      465,468    4.20%     0.70%      3.29%
   Platinum Investor Survivor                                           893    12.16       10,857    0.77%     0.40%      3.60%
   Platinum Investor Survivor II                                     15,730    11.95      187,966    5.44%     0.75%      3.24%
   Platinum Investor VIP                                              3,077    10.32       31,741    0.00%     0.70%      3.16%


                                   VL-R - 60

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2006 are as follows:

                                                                                            Investment
                                                                                              Income    Expense    Total
Divisions                                                     Units  Unit Value Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------------------------------------------------------------------------------
Franklin Templeton - Mutual Shares Securities Fund - Class 2
   Platinum Investor I & II                                  159,272   $15.68   $ 2,497,778    1.24%     0.75%     17.50%
   Platinum Investor III                                     769,387    15.72    12,095,950    1.34%     0.70%     17.56%
   Platinum Investor IV                                       35,491    12.86       456,520    1.32%     0.70%     17.56%
   Platinum Investor FlexDirector                              6,294    13.85        87,153    1.59%     0.70%     17.56%
   Platinum Investor PLUS                                     34,198    15.46       528,663    1.29%     0.70%     17.56%
   Platinum Investor Survivor                                 36,447    15.96       581,636    0.79%     0.40%     17.91%
   Platinum Investor Survivor II                              10,882    15.68       170,655    1.17%     0.75%     17.50%
   Platinum Investor VIP                                       9,028    11.34       102,414    0.00%     0.70%     13.44%
   Platinum Investor VIP (with GMWB rider)                     1,026    11.29        11,581    0.00%     1.45%     12.87%
Franklin Templeton - Templeton Foreign Securities Fund -
  Class 2
   AG Legacy Plus                                             12,189    13.08       159,389    1.20%     0.75%     20.54%
   Platinum Investor I & II                                   90,007    16.36     1,472,909    1.25%     0.75%     20.54%
   Platinum Investor III                                     597,923    16.41     9,809,047    1.24%     0.70%     20.60%
   Platinum Investor IV                                       29,770    13.10       389,863    1.37%     0.70%     20.60%
   Platinum Investor FlexDirector                              3,405    14.65        49,879    1.58%     0.70%     20.60%
   Platinum Investor PLUS                                     27,887    15.86       442,340    1.23%     0.70%     20.60%
   Platinum Investor Survivor                                 14,765    16.65       245,867    1.89%     0.40%     20.96%
   Platinum Investor Survivor II                              58,266    16.36       953,477    1.16%     0.75%     20.54%
   Platinum Investor VIP                                       8,709    11.58       100,882    0.07%     0.70%     15.83%
   Platinum Investor VIP (with GMWB rider)                         7    11.53            80    0.07%     1.45%     15.26%
Goldman Sachs Capital Growth Fund
   Platinum Investor I & II                                    4,775    10.19        48,659    0.07%     0.75%      7.75%
   Platinum Investor III                                      11,374    10.22       116,245    0.12%     0.70%      7.80%
   Platinum Investor PLUS                                        110    12.49         1,375    0.13%     0.70%      7.80%
   Platinum Investor Survivor                                629,846    10.41     6,555,947    0.12%     0.40%      8.13%
   Platinum Investor Survivor II                              41,634    10.83       450,751    0.05%     0.75%      7.75%
Janus Aspen Series International Growth Portfolio -
  Service Shares
   Corporate America (reduced surrender charge)                3,726    22.30        83,075    2.40%     0.65%     37.16%
   Platinum Investor I & II                                  129,467    15.04     1,947,003    1.93%     0.75%     45.54%
   Platinum Investor III                                     431,775    14.95     6,455,480    1.87%     0.70%     45.61%
   Platinum Investor IV                                       28,414    18.79       534,018    1.97%     0.70%     45.61%
   Platinum Investor FlexDirector                             10,143    20.74       210,403    1.56%     0.70%     45.61%
   Platinum Investor PLUS                                     50,064    23.96     1,199,523    2.05%     0.70%     45.61%
   Platinum Investor Survivor                                 57,117    15.37       877,687    1.93%     0.40%     46.05%
   Platinum Investor Survivor II                              21,071    23.64       498,180    1.32%     0.75%     45.54%
   Platinum Investor VIP                                      13,491    13.01       175,488    1.00%     0.70%     30.08%
   Platinum Investor VIP (with GMWB rider)                       153    12.94         1,978    1.00%     1.45%     29.43%
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
   Corporate America                                              --     6.81            --    0.00%     0.35%     12.91%
   Corporate America (reduced surrender charge)                2,178    14.46        31,494    0.00%     0.65%      9.49%
   Platinum Investor I & II                                   57,097     6.64       379,113    0.00%     0.75%     12.46%
   Platinum Investor III                                     402,798     6.48     2,611,910    0.00%     0.70%     12.52%
   Platinum Investor IV                                        4,510    12.58        56,753    0.00%     0.70%     12.52%
   Platinum Investor PLUS                                     13,069    16.94       221,438    0.00%     0.70%     12.52%
   Platinum Investor Survivor                                  8,380     6.78        56,855    0.00%     0.40%     12.85%
   Platinum Investor Survivor II                                 372    15.11         5,620    0.00%     0.75%     12.46%
   Platinum Investor VIP                                       2,105    10.64        22,402    0.00%     0.70%      6.42%

                                   VL-R - 61

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2006 are as follows:

                                                                                      Investment
                                                                                        Income    Expense    Total
Divisions                                                Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio - Service
  Shares
   Corporate America                                      2,356   $ 8.17   $   19,239    1.57%     0.35%     17.53%
   Corporate America (reduced surrender charge)           5,652    13.55       76,560    1.57%     0.65%     17.17%
   Platinum Investor I & II                              89,477     7.97      712,859    1.47%     0.75%     17.06%
   Platinum Investor III                                360,131     7.91    2,847,552    1.58%     0.70%     17.12%
   Platinum Investor IV                                   7,576    12.34       93,519    1.86%     0.70%     17.12%
   Platinum Investor PLUS                                16,370    12.63      206,702    1.61%     0.70%     17.12%
   Platinum Investor Survivor                            20,259     8.14      164,922    1.65%     0.40%     17.47%
   Platinum Investor Survivor II                         25,600    12.08      309,271    1.59%     0.75%     17.06%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor I & II                               5,703    18.68      106,542    0.57%     0.75%     15.97%
   Platinum Investor III                                150,607    18.71    2,818,547    0.59%     0.70%     16.03%
   Platinum Investor IV                                  16,314    12.40      202,340    0.93%     0.70%     16.03%
   Platinum Investor PLUS                                 6,734    18.71      126,028    0.70%     0.70%     16.03%
   Platinum Investor Survivor                             9,943    18.92      188,141    0.58%     0.40%     16.37%
   Platinum Investor Survivor II                          3,071    18.68       57,363    0.94%     0.75%     15.97%
JPMorgan Small Company Portfolio
   Platinum Investor I & II                              48,036    13.37      642,235    0.00%     0.75%     14.15%
   Platinum Investor III                                118,040    13.17    1,554,596    0.00%     0.70%     14.21%
   Platinum Investor IV                                  11,316    11.97      135,411    0.00%     0.70%     14.21%
   Platinum Investor FlexDirector                           241    14.21        3,426    0.00%     0.70%     14.21%
   Platinum Investor PLUS                                10,278    16.40      168,543    0.00%     0.70%     14.21%
   Platinum Investor Survivor                             1,887    13.66       25,780    0.00%     0.40%     14.55%
   Platinum Investor Survivor II                          4,947    17.18       84,995    0.00%     0.75%     14.15%
   Platinum Investor VIP                                 11,120    10.39      115,585    0.00%     0.70%      3.95%
MFS VIT Capital Opportunities Series - Initial Class
   Corporate America                                         --     7.80           --    0.00%     0.35%     13.40%
   Corporate America (reduced surrender charge)           1,910    12.62       24,108    0.00%     0.65%     10.44%
   Platinum Investor I & II                              80,028     7.61      608,843    0.47%     0.75%     12.95%
   Platinum Investor III                                391,046     7.69    3,005,410    0.43%     0.70%     13.01%
   Platinum Investor IV                                   5,915    11.70       69,193    0.45%     0.70%     13.01%
   Platinum Investor FlexDirector                           332    12.07        4,004    0.44%     0.70%     13.01%
   Platinum Investor PLUS                                44,725    12.95      578,981    0.43%     0.70%     13.01%
   Platinum Investor Survivor                            23,342     7.77      181,455    0.51%     0.40%     13.35%
   Platinum Investor Survivor II                          4,151    11.78       48,904    0.41%     0.75%     12.95%
MFS VIT Emerging Growth Series - Initial Class
   AG Legacy Plus                                         8,181    12.45      101,831    0.00%     0.75%      7.09%
   Corporate America (reduced surrender charge)           3,795    13.23       50,218    0.00%     0.65%      7.20%
   Platinum Investor I & II                             557,011    12.12    6,750,035    0.00%     0.75%      7.09%
   Platinum Investor III                                608,177     6.42    3,906,235    0.00%     0.70%      7.14%
   Platinum Investor IV                                   7,093    11.93       84,654    0.00%     0.70%      7.14%
   Platinum Investor FlexDirector                           459    12.23        5,608    0.00%     0.70%      7.14%
   Platinum Investor PLUS                                41,485    13.52      561,079    0.00%     0.70%      7.14%
   Platinum Investor Survivor                           101,337     5.78      585,434    0.00%     0.40%      7.46%
   Platinum Investor Survivor II                          3,643    11.62       42,340    0.00%     0.75%      7.09%
MFS VIT New Discovery Series - Initial Class
   AG Legacy Plus                                        18,891     9.19      173,554    0.00%     0.75%     12.37%
   Corporate America                                      2,179    10.09       21,981    0.00%     0.35%     12.82%
   Corporate America (reduced surrender charge)           1,942    13.48       26,187    0.00%     0.65%      3.76%
   Platinum Investor I & II                              50,346     9.84      495,454    0.00%     0.75%     12.37%

                                   VL-R - 62

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2006 are as follows:

                                                                                         Investment
                                                                                           Income    Expense    Total
Divisions                                                   Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series - Initial Class - Continued
   Platinum Investor III                                   290,883   $ 9.65   $2,806,891    0.00%     0.70%     12.43%
   Platinum Investor IV                                      6,812    12.10       82,438    0.00%     0.70%     12.43%
   Platinum Investor FlexDirector                              399    11.70        4,665    0.00%     0.70%     12.43%
   Platinum Investor PLUS                                   21,631    13.11      283,573    0.00%     0.70%     12.43%
   Platinum Investor Survivor                               11,457    10.06      115,209    0.00%     0.40%     12.76%
   Platinum Investor Survivor II                             9,508    12.62      119,995    0.00%     0.75%     12.37%
   Platinum Investor VIP                                     1,803    10.53       18,992    0.00%     0.70%      5.34%
   Platinum Investor VIP (with GMWB rider)                     288    10.48        3,023    0.00%     1.45%      4.82%
MFS VIT Research Series - Initial Class
   Platinum Investor I & II                                 41,679     8.79      366,566    0.49%     0.75%      9.65%
   Platinum Investor III                                   181,505     8.77    1,591,741    0.47%     0.70%      9.71%
   Platinum Investor IV                                      3,471    11.71       40,642    0.48%     0.70%      9.71%
   Platinum Investor FlexDirector                              196    12.64        2,480    0.50%     0.70%      9.71%
   Platinum Investor PLUS                                   10,838    13.86      150,226    0.49%     0.70%      9.71%
   Platinum Investor Survivor                                9,854     8.99       88,558    0.53%     0.40%     10.04%
   Platinum Investor Survivor II                            10,176    12.90      131,265    0.39%     0.75%      9.65%
   Platinum Investor VIP                                       903    10.77        9,723    0.00%     0.70%      7.72%
   Platinum Investor VIP (with GMWB rider)                       4    10.72           43    0.00%     1.45%      7.19%
MFS VIT Total Return Series - Initial Class
   AG Legacy Plus                                          109,796     7.06      775,099    2.42%     0.75%     11.06%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Corporate America (reduced surrender charge)              3,647    14.62       53,308    0.00%     0.65%     13.95%
   Platinum Investor I & II                                 70,356     8.22      578,080    0.00%     0.75%     13.84%
   Platinum Investor III                                   333,481     8.09    2,696,892    0.00%     0.70%     13.90%
   Platinum Investor IV                                     13,927    12.87      179,221    0.00%     0.70%     13.90%
   Platinum Investor FlexDirector                              714    14.23       10,164    0.00%     0.70%     13.90%
   Platinum Investor PLUS                                   41,810    15.08      630,433    0.00%     0.70%     13.90%
   Platinum Investor Survivor                               30,403     8.40      255,255    0.00%     0.40%     14.24%
   Platinum Investor Survivor II                            10,380    13.82      143,498    0.00%     0.75%     13.84%
   Platinum Investor VIP                                     4,202    10.65       44,755    0.00%     0.70%      6.51%
Neuberger Berman AMT Partners Portfolio - Class I
   AG Legacy Plus                                            7,514    14.80      111,195    0.70%     0.75%     11.40%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor I & II                                  7,426    14.76      109,608    2.53%     0.75%     10.32%
   Platinum Investor III                                    48,802    14.79      721,678    1.94%     0.70%     10.37%
   Platinum Investor IV                                     27,624    11.30      312,121    1.57%     0.70%     10.37%
   Platinum Investor FlexDirector                            2,036    12.06       24,542    0.05%     0.70%     10.37%
   Platinum Investor PLUS                                    4,373    14.79       64,665    2.05%     0.70%     10.37%
   Platinum Investor Survivor                                  286    14.95        4,271    2.46%     0.40%     10.70%
   Platinum Investor Survivor II                             4,031    14.76       59,494    2.01%     0.75%     10.32%
   Platinum Investor VIP                                     6,392    10.87       69,487    0.00%     0.70%      8.71%
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Corporate America (reduced surrender charge)              6,634    15.54      103,066    0.06%     0.65%     11.20%
   Platinum Investor I & II                                 17,823    22.29      397,267    0.77%     0.75%     16.81%
   Platinum Investor III                                   109,609    22.33    2,447,539    0.93%     0.70%     16.87%
   Platinum Investor IV                                     29,344    13.56      397,860    0.77%     0.70%     16.87%
   Platinum Investor FlexDirector                              570    14.82        8,452    0.04%     0.70%     16.87%
   Platinum Investor PLUS                                   11,603    22.33      259,082    0.91%     0.70%     16.87%
   Platinum Investor Survivor                                7,429    22.58      167,710    0.76%     0.40%     17.22%

                                   VL-R - 63

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2006 are as follows:

                                                                                                 Investment
                                                                                                   Income    Expense    Total
Divisions                                                         Units   Unit Value Net Assets  Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Non-Service
Shares - Continued
   Platinum Investor Survivor II                                    4,384   $22.29   $    97,708    0.87%     0.75%     16.81%
   Platinum Investor VIP                                           14,610    11.15       162,922    0.00%     0.70%     11.52%
   Platinum Investor VIP (with GMWB rider)                            171    11.10         1,893    0.00%     1.45%     10.96%
Oppenheimer High Income Fund/VA - Non-Service Shares
   AG Legacy Plus                                                   8,002    13.80       110,446    7.35%     0.75%      8.61%
PIMCO VIT CommodityRealReturn Strategy Portfolio -
  Administrative Class
   Platinum Investor I & II                                        21,567     9.56       206,126    5.92%     0.75%     -4.43%
   Platinum Investor III                                            2,720     9.56        26,007    5.87%     0.70%     -4.39%
   Platinum Investor IV                                               183     9.56         1,753    5.14%     0.70%     -4.39%
   Platinum Investor PLUS                                              38     9.56           361    4.69%     0.70%     -4.39%
   Platinum Investor Survivor II                                      179     9.56         1,712    5.24%     0.75%     -4.43%
   Platinum Investor VIP                                            1,885    10.16        19,142    5.06%     0.70%      1.55%
   Platinum Investor VIP (with GMWB rider)                              3    10.10            31    5.06%     1.45%      1.05%
PIMCO VIT Real Return
Portfolio - Administrative Class
   AG Legacy Plus                                                  29,743    14.18       421,867    4.71%     0.75%     -0.05%
   Corporate America                                                2,113    15.84        33,458    4.57%     0.35%      0.35%
   Corporate America (reduced surrender charge)                    16,110    10.46       168,582    4.57%     0.65%      0.05%
   Platinum Investor I & II                                       113,865    15.45     1,759,230    4.83%     0.75%     -0.05%
   Platinum Investor III                                          462,472    15.53     7,182,052    4.16%     0.70%      0.00%
   Platinum Investor IV                                            43,576    10.03       437,184    5.05%     0.70%      0.00%
   Platinum Investor FlexDirector                                     992    10.52        10,435    5.15%     0.70%      0.00%
   Platinum Investor PLUS                                          35,349    13.11       463,456    4.18%     0.70%      0.00%
   Platinum Investor Survivor                                      54,072    15.79       853,623    4.34%     0.40%      0.30%
   Platinum Investor Survivor II                                   28,648    13.27       380,231    4.41%     0.75%     -0.05%
   Platinum Investor VIP                                            3,390    10.00        33,914    2.47%     0.70%      0.04%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Corporate America                                                  666    11.99         7,987    4.04%     0.35%      3.91%
   Corporate America (reduced surrender charge)                       850    10.59         8,993    4.04%     0.65%      2.53%
   Platinum Investor I & II                                        95,302    11.70     1,115,337    4.29%     0.75%      3.50%
   Platinum Investor III                                          206,087    11.73     2,417,253    4.19%     0.70%      3.55%
   Platinum Investor IV                                            22,405    10.52       235,808    4.69%     0.70%      3.55%
   Platinum Investor FlexDirector                                   7,184    10.59        76,050    4.47%     0.70%      3.55%
   Platinum Investor PLUS                                          29,401    10.92       320,971    4.35%     0.70%      3.55%
   Platinum Investor Survivor                                      31,994    11.96       382,585    4.32%     0.40%      3.86%
   Platinum Investor Survivor II                                   32,237    11.01       354,789    4.39%     0.75%      3.50%
   Platinum Investor VIP                                            6,296    10.32        64,966    1.78%     0.70%      3.19%
   Platinum Investor VIP (with GMWB rider)                              4    10.27            40    1.78%     1.45%      2.68%
PIMCO VIT Total Return Portfolio - Administrative Class
   AG Legacy Plus                                                  33,244    13.02       432,989    4.66%     0.75%      3.07%
   Corporate America (reduced surrender charge)                    17,778    10.59       188,244    4.80%     0.65%      3.17%
   Platinum Investor I & II                                       318,679    13.65     4,349,723    3.92%     0.75%      3.07%
   Platinum Investor III                                        1,024,392    13.74    14,071,624    3.25%     0.70%      3.12%
   Platinum Investor IV                                            64,491    10.43       672,919    4.86%     0.70%      3.12%
   Platinum Investor FlexDirector                                  11,001    10.74       118,186    4.42%     0.70%      3.12%
   Platinum Investor PLUS                                          71,700    11.97       858,520    4.46%     0.70%      3.12%
   Platinum Investor Survivor                                      75,028    13.95     1,046,388    3.28%     0.40%      3.43%
   Platinum Investor Survivor II                                   64,509    12.07       778,824    4.37%     0.75%      3.07%
   Platinum Investor VIP                                           13,561    10.29       139,563    1.99%     0.70%      2.91%
   Platinum Investor VIP (with GMWB rider)                            400    10.24         4,098    1.99%     1.45%      2.40%


                                   VL-R - 64

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2006 are as follows:

                                                                                        Investment
                                                                                          Income    Expense    Total
Divisions                                                  Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
-----------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor I & II                               202,285   $12.47   $2,521,852    1.34%     0.75%     15.76%
   Platinum Investor III                                   51,887    12.48      647,531    1.33%     0.70%     15.82%
   Platinum Investor PLUS                                     943    12.48       11,766    1.31%     0.70%     15.82%
   Platinum Investor Survivor                               8,828    12.56      110,856    1.04%     0.40%     16.17%
   Platinum Investor Survivor II                              578    12.47        7,211    1.37%     0.75%     15.76%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Corporate America                                        3,320    11.50       38,192    0.00%     0.35%      5.23%
   Platinum Investor I & II                               263,245    11.41    3,003,742    0.00%     0.75%      4.81%
   Platinum Investor III                                  135,222    11.42    1,544,521    0.00%     0.70%      4.86%
   Platinum Investor PLUS                                   5,921    11.42       67,627    0.00%     0.70%      4.86%
   Platinum Investor Survivor                               9,975    11.49      114,644    0.00%     0.40%      5.18%
   Platinum Investor Survivor II                           19,602    11.41      223,666    0.00%     0.75%      4.81%
Pioneer Mid Cap Value VCT Portfolio - Class I
   Platinum Investor I & II                                     4    10.60           42    0.00%     0.75%      6.00%
   Platinum Investor III                                    3,700    10.60       39,237    0.00%     0.70%      6.04%
   Platinum Investor IV                                        77    10.60          814    0.00%     0.70%      6.04%
   Platinum Investor PLUS                                      25    10.60          265    0.00%     0.70%      6.04%
   Platinum Investor Survivor II                            2,372    10.60       25,140    0.00%     0.75%      6.00%
   Platinum Investor VIP                                      933    10.83       10,107    0.30%     0.70%      8.29%
Putnam VT Diversified Income Fund - Class IB
   AG Legacy Plus                                          12,568    14.80      186,024    5.84%     0.75%      5.50%
   Corporate America                                      454,666    15.24    6,928,517    5.28%     0.35%      5.92%
   Corporate America (reduced surrender charge)            38,797    11.22      435,342    5.28%     0.65%      5.61%
   Platinum Investor I & II                               135,182    14.30    1,932,575    3.34%     0.75%      5.50%
   Platinum Investor III                                   93,931    15.33    1,440,078    3.61%     0.70%      5.55%
   Platinum Investor IV                                     9,567    10.67      102,088    5.38%     0.70%      5.55%
   Platinum Investor FlexDirector                             122    11.48        1,396    5.67%     0.70%      5.55%
   Platinum Investor PLUS                                   9,089    14.21      129,141    5.26%     0.70%      5.55%
   Platinum Investor Survivor                              18,717    15.21      284,612    0.28%     0.40%      5.87%
   Platinum Investor Survivor II                            2,371    14.58       34,570    6.07%     0.75%      5.50%
   Platinum Investor VIP                                    4,069    10.48       42,657    0.00%     0.70%      4.83%
Putnam VT Growth and Income Fund - Class IB
   Corporate America                                      555,630    13.63    7,571,940    1.40%     0.35%     15.51%
   Corporate America (reduced surrender charge)            44,042    12.96      570,814    1.40%     0.65%     15.16%
   Platinum Investor I & II                               338,156    14.01    4,736,505    1.56%     0.75%     15.05%
   Platinum Investor III                                  550,344    12.66    6,969,006    1.51%     0.70%     15.10%
   Platinum Investor IV                                    31,945    11.96      382,007    1.28%     0.70%     15.10%
   Platinum Investor FlexDirector                          10,914    12.69      138,516    1.35%     0.70%     15.10%
   Platinum Investor PLUS                                  36,439    14.17      516,420    1.42%     0.70%     15.10%
   Platinum Investor Survivor                              30,051    13.60      408,642    1.75%     0.40%     15.45%
   Platinum Investor Survivor II                            7,192    13.89       99,900    1.52%     0.75%     15.05%
Putnam VT International Growth and Income Fund - Class IB
   Corporate America (reduced surrender charge)             3,545    16.49       58,445    0.68%     0.65%     26.40%
   Platinum Investor I & II                               199,621    18.41    3,675,650    1.06%     0.75%     26.28%
   Platinum Investor III                                  223,141    16.32    3,640,803    1.00%     0.70%     26.34%
   Platinum Investor IV                                    22,123    14.30      316,258    0.83%     0.70%     26.34%
   Platinum Investor FlexDirector                             642    16.19       10,399    0.49%     0.70%     26.34%
   Platinum Investor PLUS                                  14,565    19.17      279,276    1.10%     0.70%     26.34%
   Platinum Investor Survivor                              33,285    15.95      530,826    1.18%     0.40%     26.72%


                                   VL-R - 65

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2006 are as follows:

                                                                                          Investment
                                                                                            Income    Expense    Total
Divisions                                                    Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund - Class IB -
  Continued
   Platinum Investor Survivor II                             11,104   $20.82   $  231,128    0.98%     0.75%     26.28%
   Platinum Investor VIP                                      8,247    11.97       98,683    0.00%     0.70%     19.66%
Putnam VT Small Cap Value Fund - Class IB
   AG Legacy Plus                                            16,985    24.50      416,127    0.31%     0.75%     16.42%
Putnam VT Vista Fund - Class IB
   AG Legacy Plus                                            27,252     6.48      176,650    0.00%     0.75%      4.67%
Putnam VT Voyager Fund - Class IB
   AG Legacy Plus                                            66,699     6.32      421,428    0.11%     0.75%      4.65%
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor I & II                                  17,757    14.05      249,429    0.10%     0.75%     12.45%
   Platinum Investor III                                     45,746    14.08      644,074    0.11%     0.70%     12.50%
   Platinum Investor IV                                       5,114    11.95       61,097    0.11%     0.70%     12.50%
   Platinum Investor PLUS                                     9,223    14.95      137,898    0.11%     0.70%     12.50%
   Platinum Investor Survivor                                   750    14.28       10,708    0.10%     0.40%     12.84%
   Platinum Investor Survivor II                              1,364    14.05       19,155    0.13%     0.75%     12.45%
   Platinum Investor VIP                                        748    10.68        7,986    0.15%     0.70%      6.75%
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor I & II                                     730    11.93        8,702    2.77%     0.75%     10.04%
   Platinum Investor III                                     70,947    11.96      848,269    2.85%     0.70%     10.10%
   Platinum Investor IV                                       6,901    11.14       76,869    3.41%     0.70%     10.10%
   Platinum Investor PLUS                                    19,626    12.33      242,055    2.84%     0.70%     10.10%
   Platinum Investor Survivor II                              2,630    11.93       31,377    2.85%     0.75%     10.04%
   Platinum Investor VIP                                      1,770    10.84       19,178    2.71%     0.70%      8.38%
UIF Equity Growth Portfolio - Class I
   Platinum Investor I & II                                 248,559    12.18    3,028,213    0.00%     0.75%      3.33%
   Platinum Investor III                                     88,608     8.19      725,418    0.00%     0.70%      3.38%
   Platinum Investor IV                                       3,125    12.27       38,349    0.00%     0.70%      3.38%
   Platinum Investor PLUS                                     5,404    13.04       70,451    0.00%     0.70%      3.38%
   Platinum Investor Survivor                                23,805     7.85      186,981    0.00%     0.40%      3.69%
   Platinum Investor Survivor II                                415    11.50        4,778    0.00%     0.75%      3.33%
UIF High Yield Portfolio - Class I
   Platinum Investor I & II                                  76,001    12.04      915,380    8.16%     0.75%      7.81%
   Platinum Investor III                                     26,657    12.50      333,263    7.57%     0.70%      7.87%
   Platinum Investor IV                                       1,701    10.77       18,330    7.40%     0.70%      7.87%
   Platinum Investor FlexDirector                             2,593    11.68       30,297    7.69%     0.70%      7.87%
   Platinum Investor PLUS                                     3,405    13.96       47,537    7.99%     0.70%      7.87%
   Platinum Investor Survivor                                   256    11.80        3,022    5.20%     0.40%      8.19%
   Platinum Investor Survivor II                              8,625    13.61      117,419    6.10%     0.75%      7.81%
VALIC Company I - International Equities Fund
   AG Legacy Plus                                             9,194    11.65      107,097    1.25%     0.75%     22.14%
   Platinum Investor I & II                                  63,701    14.94      951,862    1.50%     0.75%     22.14%
   Platinum Investor III                                     87,669    12.94    1,134,020    1.58%     0.70%     22.20%
   Platinum Investor IV                                       4,262    14.14       60,257    2.11%     0.70%     22.20%
   Platinum Investor FlexDirector                               695    15.90       11,054    1.72%     0.70%     22.20%
   Platinum Investor PLUS                                    11,740    16.94      198,841    1.59%     0.70%     22.20%
   Platinum Investor Survivor                                14,503    11.53      167,217    1.62%     0.40%     22.57%
   Platinum Investor Survivor II                              1,507    17.59       26,517    1.71%     0.75%     22.14%
   Platinum Investor VIP                                      7,289    11.73       85,475    2.93%     0.70%     17.27%


                                   VL-R - 66

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2006 are as follows:

                                                                                  Investment
                                                                                    Income    Expense    Total
Divisions                                          Units   Unit Value Net Assets  Ratio (a)  Ratio (b) Return (c)
-----------------------------------------------------------------------------------------------------------------
VALIC Company I - Mid Cap Index Fund
   AG Legacy Plus                                   19,582   $15.64   $   306,276     0.46%    0.75%      9.15%
   Corporate America                                 5,475    17.12        93,748     0.54%    0.35%      9.59%
   Corporate America (reduced surrender charge)      4,478    13.72        61,432     0.54%    0.65%      9.26%
   Platinum Investor I & II                        350,008    23.19     8,116,965     0.48%    0.75%      9.15%
   Platinum Investor III                           413,935    15.25     6,312,099     0.48%    0.70%      9.21%
   Platinum Investor IV                             23,308    12.18       283,853     0.65%    0.70%      9.21%
   Platinum Investor FlexDirector                      419    13.22         5,539     0.88%    0.70%      9.21%
   Platinum Investor PLUS                           43,892    15.70       689,091     0.51%    0.70%      9.21%
   Platinum Investor Survivor                       61,023    17.09     1,042,738     0.49%    0.40%      9.54%
   Platinum Investor Survivor II                    35,204    17.11       602,297     0.55%    0.75%      9.15%
   Platinum Investor VIP                            14,211    10.36       147,222     0.87%    0.70%      3.59%
   Platinum Investor VIP (with GMWB rider)             177    10.31         1,830     0.87%    1.45%      3.08%
VALIC Company I - Money Market I Fund
   AG Legacy Plus                                   16,295    11.14       181,446     3.96%    0.75%      3.84%
   Corporate America (reduced surrender charge)     38,636    10.63       410,658     5.40%    0.65%      3.94%
   Platinum Investor I & II                        681,680    12.27     8,366,230     4.97%    0.75%      3.84%
   Platinum Investor III                         1,178,024    11.06    13,032,151     6.84%    0.70%      3.89%
   Platinum Investor IV                             30,634    10.59       324,280     6.05%    0.70%      3.89%
   Platinum Investor FlexDirector                       17    10.61           179   907.96%    0.70%      3.89%
   Platinum Investor PLUS                           34,418    10.63       365,827     3.91%    0.70%      3.89%
   Platinum Investor Survivor                      192,818    11.65     2,245,828     5.41%    0.40%      4.20%
   Platinum Investor Survivor II                   481,493    10.64     5,124,182     4.48%    0.75%      3.84%
   Platinum Investor VIP                            52,469    10.34       542,527     2.99%    0.70%      3.40%
   Platinum Investor VIP (with GMWB rider)             441    10.29         4,538     2.99%    1.45%      2.88%
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor I & II                        188,901     5.16       974,283     0.07%    0.75%      5.86%
   Platinum Investor III                           410,245     5.07     2,081,367     0.07%    0.70%      5.92%
   Platinum Investor IV                              3,678    11.26        41,405     0.11%    0.70%      5.92%
   Platinum Investor FlexDirector                       95    11.48         1,092     0.09%    0.70%      5.92%
   Platinum Investor PLUS                           17,060    14.55       248,157     0.08%    0.70%      5.92%
   Platinum Investor Survivor                        9,147     5.27        48,208     0.07%    0.40%      6.23%
   Platinum Investor Survivor II                    71,610    10.93       782,789     0.09%    0.75%      5.86%
   Platinum Investor VIP                               880    10.42         9,173     0.15%    0.70%      4.20%
VALIC Company I - Science & Technology Fund
   Platinum Investor I & II                         57,061     4.26       242,800     0.00%    0.75%      5.06%
   Platinum Investor III                           195,015     4.22       823,789     0.00%    0.70%      5.11%
   Platinum Investor IV                              2,904    11.17        32,430     0.00%    0.70%      5.11%
   Platinum Investor FlexDirector                      106    10.74         1,140     0.00%    0.70%      5.11%
   Platinum Investor PLUS                            3,788    13.09        49,595     0.00%    0.70%      5.11%
   Platinum Investor Survivor                       11,405     4.35        49,586     0.00%    0.40%      5.43%
   Platinum Investor Survivor II                     2,616     9.82        25,682     0.00%    0.75%      5.06%
   Platinum Investor VIP                               338    10.27         3,471     0.00%    0.70%      2.70%
VALIC Company I - Small Cap Index Fund
   Corporate America                                    --    16.45            --     0.65%    0.35%     17.65%
   Corporate America (reduced surrender charge)      2,443    13.88        33,899     0.65%    0.65%      1.02%
   Platinum Investor I & II                        126,100    16.05     2,024,385     0.37%    0.75%     17.18%
   Platinum Investor III                           213,978    15.82     3,385,593     0.36%    0.70%     17.24%
   Platinum Investor IV                             20,793    12.46       259,100     0.50%    0.70%     17.24%
   Platinum Investor FlexDirector                      952    13.32        12,683     0.66%    0.70%     17.24%


                                   VL-R - 67

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2006 are as follows:

                                                                                       Investment
                                                                                         Income    Expense    Total
Divisions                                               Units   Unit Value Net Assets  Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------------------------------------------------------------------------
VALIC Company I - Small Cap Index Fund - Continued
   Platinum Investor PLUS                                28,524   $16.73   $   477,336    0.39%     0.70%     17.24%
   Platinum Investor Survivor                            11,854    16.40       194,454    0.38%     0.40%     17.59%
   Platinum Investor Survivor II                          8,722    17.98       156,826    0.47%     0.75%     17.18%
   Platinum Investor VIP                                 12,113    10.78       130,611    0.69%     0.70%      7.83%
   Platinum Investor VIP (with GMWB rider)                  169    10.73         1,815    0.69%     1.45%      7.29%
VALIC Company I - Stock Index Fund
   AG Legacy Plus                                        76,604     9.92       760,082    0.83%     0.75%     14.55%
   Corporate America                                      6,614    10.02        66,268    0.98%     0.35%     15.01%
   Corporate America (reduced surrender charge)           8,011    12.89       103,293    0.98%     0.65%     14.66%
   Platinum Investor I & II                           1,139,545    13.60    15,492,256    0.83%     0.75%     14.55%
   Platinum Investor III                              1,326,823    10.30    13,664,729    0.75%     0.70%     14.61%
   Platinum Investor IV                                  44,725    11.95       534,307    1.23%     0.70%     14.61%
   Platinum Investor FlexDirector                        10,337    12.55       129,718    0.96%     0.70%     14.61%
   Platinum Investor PLUS                               109,880    14.11     1,550,729    0.88%     0.70%     14.61%
   Platinum Investor Survivor                           261,843    10.00     2,617,693    0.72%     0.40%     14.95%
   Platinum Investor Survivor II                         47,924    13.12       628,916    1.03%     0.75%     14.55%
   Platinum Investor VIP                                  6,880    11.09        76,321    1.53%     0.70%     10.94%
Van Kampen LIT Government Portfolio - Class I
   AG Legacy Plus                                         9,986    13.60       135,776    4.69%     0.75%      2.57%
Van Kampen LIT Growth and Income Portfolio - Class I
   Platinum Investor I & II                             181,624    15.03     2,729,972    1.03%     0.75%     15.37%
   Platinum Investor III                                501,127    15.07     7,549,952    0.98%     0.70%     15.43%
   Platinum Investor IV                                  36,800    12.54       461,468    0.87%     0.70%     15.43%
   Platinum Investor FlexDirector                         1,089    13.65        14,856    1.41%     0.70%     15.43%
   Platinum Investor PLUS                                23,855    15.35       366,194    1.06%     0.70%     15.43%
   Platinum Investor Survivor                            34,840    15.28       532,301    0.90%     0.40%     15.77%
   Platinum Investor Survivor II                         24,347    15.03       365,949    1.43%     0.75%     15.37%
   Platinum Investor VIP                                  6,879    11.26        77,444    0.00%     0.70%     12.58%
Van Kampen LIT Strategic Growth Portfolio - Class I *
   AG Legacy Plus                                        11,018     5.20        57,242    0.00%     0.75%      2.09%
Vanguard VIF High Yield Bond Portfolio
   Corporate America (reduced surrender charge)           6,015    11.33        68,129    3.16%     0.65%      7.57%
   Platinum Investor I & II                              62,165    13.99       869,391    7.62%     0.75%      7.46%
   Platinum Investor III                                216,582    14.11     3,055,522    7.69%     0.70%      7.52%
   Platinum Investor IV                                  24,390    10.90       265,743    5.81%     0.70%      7.52%
   Platinum Investor FlexDirector                           121    11.69         1,416    9.62%     0.70%      7.52%
   Platinum Investor PLUS                                28,223    13.57       382,889    7.12%     0.70%      7.52%
   Platinum Investor Survivor                            25,443    14.29       363,576    6.34%     0.40%      7.84%
   Platinum Investor Survivor II                          8,739    13.87       121,186    5.56%     0.75%      7.46%
   Platinum Investor VIP                                  5,014    10.60        53,164    0.00%     0.70%      6.03%
   Platinum Investor VIP (with GMWB rider)                    2    10.55            21    0.00%     1.45%      5.50%
Vanguard VIF REIT Index Portfolio
   Corporate America                                        668    33.12        22,132    1.09%     0.35%     34.46%
   Corporate America (reduced surrender charge)           6,565    17.25       113,228    1.09%     0.65%     34.06%
   Platinum Investor I & II                             103,667    32.32     3,350,190    1.98%     0.75%     33.92%
   Platinum Investor III                                293,212    32.36     9,488,562    1.95%     0.70%     33.99%
   Platinum Investor IV                                  52,457    15.48       811,986    1.70%     0.70%     33.99%
   Platinum Investor FlexDirector                         5,996    18.01       107,994    2.01%     0.70%     33.99%
   Platinum Investor PLUS                                64,510    24.34     1,570,440    1.80%     0.70%     33.99%

                                   VL-R - 68

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2006 are as follows:

                                                                           Investment
                                                                             Income    Expense    Total
Divisions                                     Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------------------------------------------------------------
Vanguard VIF REIT Index Portfolio - Continued
   Platinum Investor Survivor                 20,454   $33.02    $675,402     2.23%     0.40%     34.39%
   Platinum Investor Survivor II              26,865    28.16     756,516     1.96%     0.75%     33.92%
   Platinum Investor VIP                      18,069    12.15     219,598     0.00%     0.70%     21.54%
   Platinum Investor VIP (with GMWB rider)       515    12.09       6,223     0.00%     1.45%     20.93%

                                   VL-R - 69

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                                         Investment
                                                                                           Income    Expense    Total
Divisions                                                   Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund - Series I
   AG Legacy Plus                                           32,768   $ 9.41   $  308,334    0.74%     0.75%     17.05%
   Corporate America                                         4,331     9.15       39,611    0.62%     0.35%     17.52%
   Corporate America (reduced surrender charge)              1,888    13.67       25,808    0.62%     0.65%     17.17%
   Platinum Investor I & II                                303,611    13.02    3,953,631    0.64%     0.75%     17.05%
   Platinum Investor III                                   242,577    10.94    2,653,921    0.57%     0.70%     17.11%
   Platinum Investor IV                                     10,946    11.63      127,267    1.11%     0.70%     16.27%
   Platinum Investor FlexDirector                               82    13.42        1,100    1.25%     0.70%     17.11%
   Platinum Investor PLUS                                   15,378    15.14      232,771    0.78%     0.70%     17.11%
   Platinum Investor Survivor                               49,996     9.13      456,490    0.57%     0.40%     17.46%
   Platinum Investor Survivor II                             2,093    15.85       33,174    0.16%     0.75%     17.05%
AIM V.I. Premier Equity Fund - Series I
   Corporate America                                         5,660     6.57       37,172    0.84%     0.35%      5.29%
   Platinum Investor I & II                                763,942    10.42    7,961,692    0.81%     0.75%      4.87%
   Platinum Investor III                                   483,611     7.75    3,749,782    0.84%     0.70%      4.92%
   Platinum Investor IV                                      6,207    10.54       65,390    1.48%     0.70%      5.36%
   Platinum Investor FlexDirector                              389    10.70        4,164    0.56%     0.70%      4.92%
   Platinum Investor PLUS                                   19,332    11.25      217,528    0.90%     0.70%      4.92%
   Platinum Investor Survivor                              108,351     6.56      710,371    0.82%     0.40%      5.23%
   Platinum Investor Survivor II                             8,346     9.69       80,911    0.91%     0.75%      4.87%
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor I & II                                  7,478    14.69      109,883    0.00%     0.75%     13.59%
   Platinum Investor III                                    48,147    14.71      708,454    0.00%     0.70%     13.65%
   Platinum Investor IV                                      5,386    11.58       62,390    0.00%     0.70%     15.84%
   Platinum Investor FlexDirector                               87    11.60        1,008    0.00%     0.70%     13.65%
   Platinum Investor PLUS                                   11,227    14.71      165,196    0.00%     0.70%     13.65%
   Platinum Investor Survivor                                  158    14.83        2,338    0.00%     0.40%     13.99%
   Platinum Investor Survivor II                               193    14.69        2,842    0.00%     0.75%     13.59%
Alger American MidCap Growth Portfolio - Class O Shares
   Corporate America (reduced surrender charge)              1,173    12.43       14,580    0.00%     0.65%      9.11%
   Platinum Investor I & II                                  8,794    16.60      145,966    0.00%     0.75%      9.01%
   Platinum Investor III                                    59,995    16.62      997,163    0.00%     0.70%      9.06%
   Platinum Investor IV                                      4,283    11.00       47,112    0.00%     0.70%     10.00%
   Platinum Investor FlexDirector                            6,595    11.60       76,513    0.00%     0.70%      9.06%
   Platinum Investor PLUS                                    8,153    16.62      135,516    0.00%     0.70%      9.06%
   Platinum Investor Survivor                                  945    16.75       15,837    0.00%     0.40%      9.39%
   Platinum Investor Survivor II                             2,178    16.60       36,145    0.00%     0.75%      9.01%
American Century VP Value Fund - Class I
   AG Legacy Plus                                           29,373    17.55      515,430    0.91%     0.75%      4.25%
   Corporate America                                         2,515    16.18       40,705    0.53%     0.35%      4.67%
   Corporate America (reduced surrender charge)              7,554    11.21       84,683    0.53%     0.65%      4.35%
   Platinum Investor I & II                                263,440    15.85    4,176,032    0.88%     0.75%      4.25%
   Platinum Investor III                                   503,096    15.77    7,932,245    0.77%     0.70%      4.30%
   Platinum Investor IV                                     24,188    10.37      250,785    0.00%     0.70%      3.68%


                                   VL-R - 70

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005 are as follows:

                                                                                        Investment
                                                                                          Income    Expense    Total
Divisions                                                  Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
-----------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund - Class I - Continued
   Platinum Investor FlexDirector                              47   $11.29   $      530    0.76%     0.70%      4.30%
   Platinum Investor PLUS                                  54,262    13.36      724,814    0.81%     0.70%      4.30%
   Platinum Investor Survivor                              22,479    16.14      362,826    0.65%     0.40%      4.62%
   Platinum Investor Survivor II                           61,884    13.96      864,131    0.88%     0.75%      4.25%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor I & II                                38,413     7.90      303,486    0.00%     0.75%     -3.40%
   Platinum Investor III                                  122,544     7.74      948,802    0.00%     0.70%     -3.36%
   Platinum Investor IV                                     2,716     9.89       26,872    0.00%     0.70%     -1.07%
   Platinum Investor FlexDirector                           5,715     9.79       55,969    0.00%     0.70%     -3.36%
   Platinum Investor PLUS                                  10,800    12.36      133,478    0.00%     0.70%     -3.36%
   Platinum Investor Survivor                               3,169     8.04       25,490    0.00%     0.40%     -3.07%
   Platinum Investor Survivor II                            1,787    11.71       20,923    0.00%     0.75%     -3.40%
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor I & II                                77,491    13.17    1,020,785    0.04%     0.75%      8.36%
   Platinum Investor III                                  226,387    12.96    2,934,707    0.03%     0.70%      8.41%
   Platinum Investor IV                                     4,649    10.88       50,588    0.00%     0.70%      8.81%
   Platinum Investor FlexDirector                               1    11.78           12    0.00%     0.70%      8.41%
   Platinum Investor PLUS                                  20,845    13.61      283,805    0.03%     0.70%      8.41%
   Platinum Investor Survivor                              14,773    13.41      198,157    0.03%     0.40%      8.74%
   Platinum Investor Survivor II                            8,917    14.91      132,916    0.03%     0.75%      8.36%
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Corporate America                                        5,611    12.14       68,140    0.00%     0.35%      5.43%
   Corporate America (reduced surrender charge)               829    11.39        9,438    0.00%     0.65%      5.12%
   Platinum Investor I & II                               352,535    14.61    5,151,944    0.00%     0.75%      5.01%
   Platinum Investor III                                  448,236    11.26    5,049,247    0.00%     0.70%      5.06%
   Platinum Investor IV                                     4,825    10.72       51,735    0.00%     0.70%      7.22%
   Platinum Investor FlexDirector                             503    10.68        5,372    0.00%     0.70%      5.06%
   Platinum Investor PLUS                                  32,044    12.16      389,665    0.00%     0.70%      5.06%
   Platinum Investor Survivor                              60,276    12.12      730,742    0.00%     0.40%      5.38%
   Platinum Investor Survivor II                           31,277    13.21      413,095    0.00%     0.75%      5.01%
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Corporate America                                        2,486    13.64       33,915    3.56%     0.35%      2.12%
   Corporate America (reduced surrender charge)             4,157    10.41       43,253    3.56%     0.65%      1.82%
   Platinum Investor I & II                               295,506    13.56    4,006,889    3.56%     0.75%      1.71%
   Platinum Investor III                                  259,417    12.85    3,333,169    3.74%     0.70%      1.77%
   Platinum Investor IV                                     7,153    10.09       72,187    2.51%     0.70%      0.92%
   Platinum Investor PLUS                                  21,599    11.39      246,034    3.61%     0.70%      1.77%
   Platinum Investor Survivor                              18,197    13.62      247,796    3.28%     0.40%      2.07%
   Platinum Investor Survivor II                            9,733    11.43      111,254    3.54%     0.75%      1.71%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   AG Legacy Plus                                          17,804    11.01      196,081    2.63%     0.75%      3.01%
   Platinum Investor I & II                               172,041    10.48    1,803,598    2.65%     0.75%      3.01%
   Platinum Investor III                                  248,098    10.47    2,596,756    2.24%     0.70%      3.06%

                                   VL-R - 71

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005 are as follows:

                                                                                          Investment
                                                                                            Income    Expense    Total
Divisions                                                  Units   Unit Value Net Assets  Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio - Service Class 2 -
  Continued
   Platinum Investor IV                                      3,301   $10.30   $    34,007    0.00%     0.70%      3.01%
   Platinum Investor FlexDirector                              729    10.47         7,634    0.00%     0.70%      3.06%
   Platinum Investor PLUS                                   24,645    11.97       294,879    2.20%     0.70%      3.06%
   Platinum Investor Survivor                               10,120    10.67       108,029    2.38%     0.40%      3.37%
   Platinum Investor Survivor II                            12,871    11.68       150,292    2.21%     0.75%      3.01%
Fidelity VIP Contrafund Portfolio - Service Class 2
   AG Legacy Plus                                           41,343    14.36       593,539    0.12%     0.75%     15.78%
   Corporate America                                         2,464    12.85        31,663    0.09%     0.35%     16.24%
   Corporate America (reduced surrender charge)              4,208    12.76        53,697    0.09%     0.65%     15.89%
   Platinum Investor I & II                                433,714    12.59     5,458,933    0.13%     0.75%     15.78%
   Platinum Investor III                                 1,174,986    12.43    14,603,155    0.12%     0.70%     15.84%
   Platinum Investor IV                                     34,820    11.46       398,996    0.00%     0.70%     14.59%
   Platinum Investor FlexDirector                            5,556    12.69        70,488    0.04%     0.70%     15.84%
   Platinum Investor PLUS                                  141,910    14.87     2,110,564    0.10%     0.70%     15.84%
   Platinum Investor Survivor                               89,331    12.82     1,144,849    0.12%     0.40%     16.18%
   Platinum Investor Survivor II                            58,221    15.67       912,410    0.12%     0.75%     15.78%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   AG Legacy Plus                                           57,321    11.55       662,077    1.48%     0.75%      4.78%
   Corporate America                                         4,719    11.92        56,248    1.58%     0.35%      5.20%
   Corporate America (reduced surrender charge)             13,635    11.34       154,584    1.58%     0.65%      4.89%
   Platinum Investor I & II                                298,694    11.68     3,487,648    1.57%     0.75%      4.78%
   Platinum Investor III                                   849,719    11.70     9,940,258    1.25%     0.70%      4.84%
   Platinum Investor IV                                     20,666    10.47       216,404    0.00%     0.70%      4.72%
   Platinum Investor FlexDirector                            1,283    11.14        14,285    0.78%     0.70%      4.84%
   Platinum Investor PLUS                                   72,117    12.60       908,410    1.23%     0.70%      4.84%
   Platinum Investor Survivor                               87,502    11.89     1,040,329    1.61%     0.40%      5.15%
   Platinum Investor Survivor II                            58,352    12.77       745,340    1.35%     0.75%      4.78%
Fidelity VIP Growth Portfolio - Service Class 2
   AG Legacy Plus                                           26,555     8.50       225,771    0.27%     0.75%      4.72%
   Corporate America                                            --     7.26            --    0.22%     0.35%      5.13%
   Corporate America (reduced surrender charge)              8,299    11.22        93,130    0.22%     0.65%      4.82%
   Platinum Investor I & II                                229,431     7.11     1,631,987    0.33%     0.75%      4.72%
   Platinum Investor III                                 1,144,468     7.05     8,071,149    0.25%     0.70%      4.77%
   Platinum Investor IV                                     17,717    10.62       188,184    0.00%     0.70%      6.22%
   Platinum Investor FlexDirector                            4,788    10.21        48,901    0.33%     0.70%      4.77%
   Platinum Investor PLUS                                  103,309    11.35     1,172,519    0.24%     0.70%      4.77%
   Platinum Investor Survivor                               66,757     7.24       483,521    0.28%     0.40%      5.08%
   Platinum Investor Survivor II                            41,498    10.09       418,570    0.20%     0.75%      4.72%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Corporate America (reduced surrender charge)             12,662    13.49       170,834    0.00%     0.65%     17.25%
   Platinum Investor I & II                                  9,968    20.29       202,196    0.00%     0.75%     17.14%
   Platinum Investor III                                   188,760    20.31     3,834,116    0.00%     0.70%     17.19%
   Platinum Investor IV                                     15,896    11.54       183,376    0.00%     0.70%     15.36%


                                   VL-R - 72

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005 are as follows:

                                                                                              Investment
                                                                                                Income    Expense    Total
Divisions                                                      Units   Unit Value Net Assets  Ratio (a)  Ratio (b) Return (c)
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2 - Continued
   Platinum Investor FlexDirector                                  523   $13.58   $     7,105    0.00%     0.70%     17.19%
   Platinum Investor PLUS                                       10,265    20.31       208,499    0.00%     0.70%     17.19%
   Platinum Investor Survivor                                   13,668    20.48       279,857    0.00%     0.40%     17.55%
   Platinum Investor Survivor II                                 6,476    20.29       131,373    0.00%     0.75%     17.14%
Franklin Templeton - Franklin Small Cap Value Securities
Fund - Class 2
   Corporate America (reduced surrender charge)                  3,208    12.20        39,130    0.24%     0.65%      8.06%
   Platinum Investor I & II                                     14,598    17.60       256,872    1.00%     0.75%      7.96%
   Platinum Investor III                                       180,608    17.62     3,182,234    1.09%     0.70%      8.01%
   Platinum Investor IV                                         15,977    10.69       170,753    0.31%     0.70%      6.87%
   Platinum Investor FlexDirector                                  297    12.59         3,742    0.50%     0.70%      8.01%
   Platinum Investor PLUS                                       22,076    17.62       388,964    0.77%     0.70%      8.01%
   Platinum Investor Survivor                                   15,477    17.76       274,888    1.40%     0.40%      8.33%
   Platinum Investor Survivor II                                 8,288    17.60       145,839    2.06%     0.75%      7.96%
Franklin Templeton -Franklin Small-Mid Cap Growth Securities
Fund - Class 2 *
   AG Legacy Plus                                               18,250     7.29       133,093    0.00%     0.75%      4.01%
Franklin Templeton - Franklin U.S. Government Fund - Class 2
   Platinum Investor I & II                                     28,583    11.57       330,815   12.95%     0.75%      1.64%
   Platinum Investor III                                     1,055,949    11.60    12,246,014    4.54%     0.70%      1.69%
   Platinum Investor IV                                          4,565    10.11        46,137    1.46%     0.70%      1.07%
   Platinum Investor PLUS                                       40,074    11.22       449,553    4.28%     0.70%      1.69%
   Platinum Investor Survivor                                    9,591    11.74       112,573   10.64%     0.40%      2.00%
   Platinum Investor Survivor II                                16,286    11.57       188,498    8.18%     0.75%      1.64%
Franklin Templeton - Mutual Shares Securities Fund - Class 2
   Platinum Investor I & II                                    100,052    13.35     1,335,396    1.14%     0.75%      9.73%
   Platinum Investor III                                       551,644    13.37     7,377,455    0.88%     0.70%      9.79%
   Platinum Investor IV                                          9,575    10.94       104,772    0.51%     0.70%      9.42%
   Platinum Investor FlexDirector                                3,626    11.78        42,710    1.46%     0.70%      9.79%
   Platinum Investor PLUS                                       30,917    13.15       406,562    0.86%     0.70%      9.79%
   Platinum Investor Survivor                                    2,657    13.53        35,958    0.69%     0.40%     10.11%
   Platinum Investor Survivor II                                 5,450    13.35        72,744    1.41%     0.75%      9.73%
Franklin Templeton - Templeton Foreign Securities Fund -
  Class 2
   AG Legacy Plus                                               17,097    10.85       185,470    1.12%     0.75%      9.35%
   Platinum Investor I & II                                     92,614    13.58     1,257,319    1.17%     0.75%      9.35%
   Platinum Investor III                                       633,011    13.60     8,610,818    1.10%     0.70%      9.40%
   Platinum Investor IV                                         13,779    10.86       149,627    0.31%     0.70%      8.59%
   Platinum Investor FlexDirector                                1,842    12.15        22,381    1.41%     0.70%      9.40%
   Platinum Investor PLUS                                       26,178    13.15       344,295    1.12%     0.70%      9.40%
   Platinum Investor Survivor                                    5,751    13.77        79,176    0.48%     0.40%      9.73%
   Platinum Investor Survivor II                                53,115    13.58       721,076    0.99%     0.75%      9.35%
Goldman Sachs Capital Growth Fund
   Platinum Investor I & II                                     13,281     9.46       125,593    0.15%     0.75%      2.17%
   Platinum Investor III                                        12,698     9.48       120,387    0.14%     0.70%      2.23%
   Platinum Investor PLUS                                          112    11.58         1,294    0.15%     0.70%      2.23%

                                   VL-R - 73

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005 are as follows:

                                                                                                 Investment
                                                                                                   Income    Expense    Total
Divisions                                                           Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Growth Fund - Continued
   Platinum Investor Survivor                                      667,804   $ 9.63   $6,428,556    0.15%     0.40%      2.53%
   Platinum Investor Survivor II                                   170,190    10.05    1,710,032    0.14%     0.75%      2.17%
Janus Aspen Series International Growth Portfolio - Service Shares
   Corporate America                                                    --    10.55           --    1.45%     0.35%     31.48%
   Platinum Investor I & II                                        117,254    10.33    1,211,612    1.05%     0.75%     30.96%
   Platinum Investor III                                           259,706    10.27    2,666,639    1.01%     0.70%     31.02%
   Platinum Investor IV                                             10,054    12.91      129,774    1.05%     0.70%     29.07%
   Platinum Investor FlexDirector                                   14,209    14.25      202,421    1.04%     0.70%     31.02%
   Platinum Investor PLUS                                           21,316    16.45      350,743    0.92%     0.70%     31.02%
   Platinum Investor Survivor                                       37,349    10.52      392,972    1.12%     0.40%     31.41%
   Platinum Investor Survivor II                                     6,116    16.24       99,349    1.05%     0.75%     30.96%
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
   Corporate America                                                   316     6.03        1,902    0.00%     0.35%     11.64%
   Platinum Investor I & II                                         75,195     5.90      443,960    0.00%     0.75%     11.19%
   Platinum Investor III                                           390,008     5.76    2,247,637    0.00%     0.70%     11.25%
   Platinum Investor IV                                              1,687    11.18       18,865    0.00%     0.70%     11.83%
   Platinum Investor PLUS                                           10,625    15.06      160,004    0.00%     0.70%     11.25%
   Platinum Investor Survivor                                        8,892     6.01       53,459    0.00%     0.40%     11.58%
   Platinum Investor Survivor II                                     2,532    13.44       34,013    0.00%     0.75%     11.19%
Janus Aspen Series Worldwide Growth Portfolio - Service Shares
   Corporate America                                                 2,714     6.95       18,860    1.51%     0.35%      5.20%
   Corporate America (reduced surrender charge)                      4,150    11.56       47,979    1.51%     0.65%      4.89%
   Platinum Investor I & II                                        108,684     6.81      739,710    1.15%     0.75%      4.78%
   Platinum Investor III                                           374,289     6.75    2,526,992    1.19%     0.70%      4.83%
   Platinum Investor IV                                              5,045    10.54       53,177    1.27%     0.70%      5.40%
   Platinum Investor PLUS                                           15,036    10.78      162,111    1.26%     0.70%      4.83%
   Platinum Investor Survivor                                       25,941     6.93      179,779    1.23%     0.40%      5.15%
   Platinum Investor Survivor II                                    25,510    10.32      263,280    0.88%     0.75%      4.78%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor I & II                                          6,830    16.11      110,019    0.26%     0.75%      8.40%
   Platinum Investor III                                           200,737    16.13    3,237,786    0.29%     0.70%      8.45%
   Platinum Investor IV                                             10,108    10.69      108,048    0.01%     0.70%      6.90%
   Platinum Investor PLUS                                            8,871    16.13      143,086    0.17%     0.70%      8.45%
   Platinum Investor Survivor                                       15,861    16.26      257,881    0.34%     0.40%      8.78%
   Platinum Investor Survivor II                                    10,417    16.11      167,797    0.58%     0.75%      8.40%
JPMorgan Small Company Portfolio
   Platinum Investor I & II                                         49,513    11.71      579,930    0.00%     0.75%      2.65%
   Platinum Investor III                                           100,496    11.53    1,158,901    0.00%     0.70%      2.70%
   Platinum Investor IV                                              3,551    10.48       37,209    0.00%     0.70%      4.78%
   Platinum Investor FlexDirector                                       59    12.44          739    0.00%     0.70%      2.70%
   Platinum Investor PLUS                                            9,456    14.36      135,771    0.00%     0.70%      2.70%
   Platinum Investor Survivor                                        1,678    11.93       20,009    0.00%     0.40%      3.00%
   Platinum Investor Survivor II                                     4,940    15.05       74,351    0.00%     0.75%      2.65%


                                   VL-R - 74

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005 are as follows:

                                                                                   Investment
                                                                                     Income    Expense    Total
Divisions                                             Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------------------------------------------------------
MFS VIT Capital Opportunities Series - Initial Class
   Corporate America                                      61   $ 6.88   $      420    0.00%     0.35%      1.33%
   Platinum Investor I & II                          102,935     6.74      693,317    0.73%     0.75%      0.93%
   Platinum Investor III                             402,031     6.80    2,734,163    0.73%     0.70%      0.98%
   Platinum Investor IV                                3,161    10.35       32,714    0.05%     0.70%      3.51%
   Platinum Investor FlexDirector                        343    10.68        3,664    0.50%     0.70%      0.98%
   Platinum Investor PLUS                             41,777    11.46      478,568    0.72%     0.70%      0.98%
   Platinum Investor Survivor                         32,045     6.86      219,779    0.78%     0.40%      1.28%
   Platinum Investor Survivor II                       3,440    10.43       35,883    0.73%     0.75%      0.93%
MFS VIT Emerging Growth Series - Initial Class
   AG Legacy Plus                                      9,979    11.62      115,986    0.00%     0.75%      8.38%
   Corporate America                                      --     5.38           --    0.00%     0.35%      8.81%
   Corporate America (reduced surrender charge)        1,688    12.34       20,834    0.00%     0.65%      8.48%
   Platinum Investor I & II                          633,175    11.32    7,165,076    0.00%     0.75%      8.38%
   Platinum Investor III                             679,181     5.99    4,071,476    0.00%     0.70%      8.43%
   Platinum Investor IV                                4,405    11.14       49,067    0.00%     0.70%     11.38%
   Platinum Investor FlexDirector                        331    11.41        3,773    0.00%     0.70%      8.43%
   Platinum Investor PLUS                             37,583    12.62      474,425    0.00%     0.70%      8.43%
   Platinum Investor Survivor                        116,222     5.38      624,792    0.00%     0.40%      8.76%
   Platinum Investor Survivor II                       3,808    10.85       41,330    0.00%     0.75%      8.38%
MFS VIT New Discovery Series - Initial Class
   AG Legacy Plus                                     19,993     8.18      163,457    0.00%     0.75%      4.46%
   Corporate America                                   2,497     8.94       22,327    0.00%     0.35%      4.88%
   Platinum Investor I & II                           70,119     8.76      614,070    0.00%     0.75%      4.46%
   Platinum Investor III                             282,484     8.58    2,424,535    0.00%     0.70%      4.51%
   Platinum Investor IV                                3,830    10.76       41,230    0.00%     0.70%      7.64%
   Platinum Investor FlexDirector                        409    10.40        4,250    0.00%     0.70%      4.51%
   Platinum Investor PLUS                             20,194    11.66      235,469    0.00%     0.70%      4.51%
   Platinum Investor Survivor                         11,787     8.92      105,111    0.00%     0.40%      4.83%
   Platinum Investor Survivor II                       8,801    11.23       98,842    0.00%     0.75%      4.46%
MFS VIT Research Series - Initial Class
   Corporate America                                      --     8.19           --    0.99%     0.35%      7.42%
   Corporate America (reduced surrender charge)           --    12.05           --    0.99%     0.65%      7.10%
   Platinum Investor I & II                           42,324     8.02      339,466    0.46%     0.75%      7.00%
   Platinum Investor III                             179,928     7.99    1,438,273    0.45%     0.70%      7.05%
   Platinum Investor IV                                2,508    10.67       26,765    0.00%     0.70%      6.72%
   Platinum Investor FlexDirector                        202    11.52        2,326    0.31%     0.70%      7.05%
   Platinum Investor PLUS                              8,867    12.63      112,031    0.45%     0.70%      7.05%
   Platinum Investor Survivor                          9,890     8.17       80,775    0.49%     0.40%      7.37%
   Platinum Investor Survivor II                       6,637    11.76       78,081    0.41%     0.75%      7.00%
MFS VIT Total Return Series - Initial Class
   AG Legacy Plus                                    129,022     6.36      820,117    2.12%     0.75%      2.05%


                                   VL-R - 75

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005 are as follows:

                                                                                         Investment
                                                                                           Income    Expense    Total
Divisions                                                   Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Corporate America                                            --   $ 7.37   $       --    0.00%     0.35%     13.34%
   Corporate America (reduced surrender charge)                957    12.83       12,280    0.00%     0.65%     13.01%
   Platinum Investor I & II                                 59,320     7.22      428,152    0.00%     0.75%     12.89%
   Platinum Investor III                                   312,523     7.10    2,219,037    0.00%     0.70%     12.95%
   Platinum Investor IV                                      4,230    11.30       47,791    0.00%     0.70%     12.98%
   Platinum Investor FlexDirector                              536    12.49        6,690    0.00%     0.70%     12.95%
   Platinum Investor PLUS                                   38,696    13.24      512,286    0.00%     0.70%     12.95%
   Platinum Investor Survivor                               27,509     7.35      202,176    0.00%     0.40%     13.29%
   Platinum Investor Survivor II                            10,134    12.14      123,066    0.00%     0.75%     12.89%
Neuberger Berman AMT Partners Portfolio - Class I
   AG Legacy Plus                                            8,341    13.28      110,794    0.63%     0.75%     17.17%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor I & II                                 12,083    13.38      161,680    1.82%     0.75%      3.11%
   Platinum Investor III                                    39,564    13.40      530,087    1.64%     0.70%      3.17%
   Platinum Investor IV                                     13,581    10.24      139,032    0.00%     0.70%      2.37%
   Platinum Investor FlexDirector                               33    10.92          355    0.00%     0.70%      3.17%
   Platinum Investor PLUS                                    4,273    13.40       57,255    0.64%     0.70%      3.17%
   Platinum Investor Survivor                                  433    13.51        5,853   15.63%     0.40%      3.48%
   Platinum Investor Survivor II                             4,026    13.38       53,866    1.66%     0.75%      3.11%
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Platinum Investor I & II                                 12,012    19.08      229,194    1.55%     0.75%     13.46%
   Platinum Investor III                                    89,885    19.11    1,717,343    0.82%     0.70%     13.51%
   Platinum Investor IV                                     14,555    11.60      168,845    0.00%     0.70%     16.01%
   Platinum Investor FlexDirector                               10    12.68          132    0.32%     0.70%     13.51%
   Platinum Investor PLUS                                    8,797    19.11      168,068    0.81%     0.70%     13.51%
   Platinum Investor Survivor                                4,782    19.26       92,101    0.64%     0.40%     13.85%
   Platinum Investor Survivor II                             3,411    19.08       65,075    1.05%     0.75%     13.46%
Oppenheimer High Income Fund/VA - Non-Service Shares
   AG Legacy Plus                                            8,291    12.71      105,365    6.07%     0.75%      1.55%
PIMCO VIT Real Return Portfolio - Administrative Class
   AG Legacy Plus                                           39,631    14.19      562,357    2.58%     0.75%      1.33%
   Corporate America                                         2,227    15.78       35,144    2.82%     0.35%      1.74%
   Corporate America (reduced surrender charge)              5,843    10.46       61,112    2.82%     0.65%      1.43%
   Platinum Investor I & II                                169,980    15.46    2,627,400    2.82%     0.75%      1.33%
   Platinum Investor III                                   472,070    15.53    7,330,772    2.58%     0.70%      1.38%
   Platinum Investor IV                                     13,415    10.03      134,583    2.25%     0.70%      0.32%
   Platinum Investor FlexDirector                              552    10.52        5,813    2.37%     0.70%      1.38%
   Platinum Investor PLUS                                   34,717    13.11      455,156    2.82%     0.70%      1.38%
   Platinum Investor Survivor                               50,322    15.74      792,015    2.53%     0.40%      1.69%
   Platinum Investor Survivor II                            25,695    13.28      341,190    2.44%     0.75%      1.33%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Corporate America                                         1,293    11.54       14,927    2.65%     0.35%      2.14%
   Platinum Investor I & II                                102,222    11.31    1,155,888    2.02%     0.75%      1.74%

                                   VL-R - 76

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005 are as follows:

                                                                                                  Investment
                                                                                                    Income    Expense    Total
Divisions                                                          Units   Unit Value Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Short-Term Portfolio - Administrative Class -
  Continued
   Platinum Investor III                                           222,854   $11.33   $ 2,524,319    2.79%     0.70%      1.79%
   Platinum Investor IV                                             12,215    10.16       124,159    2.60%     0.70%      1.64%
   Platinum Investor FlexDirector                                    6,204    10.22        63,427    3.13%     0.70%      1.79%
   Platinum Investor PLUS                                           27,436    10.54       289,255    2.63%     0.70%      1.79%
   Platinum Investor Survivor                                       32,107    11.51       369,672    2.64%     0.40%      2.09%
   Platinum Investor Survivor II                                    29,438    10.63       313,034    2.73%     0.75%      1.74%
PIMCO VIT Total Return Portfolio - Administrative Class
   AG Legacy Plus                                                   41,035    12.64       518,568    3.37%     0.75%      1.69%
   Corporate America                                                    --    13.52            --    3.42%     0.35%      2.09%
   Corporate America (reduced surrender charge)                      4,324    10.26        44,383    3.42%     0.65%      1.79%
   Platinum Investor I & II                                        304,679    13.24     4,034,932    3.53%     0.75%      1.69%
   Platinum Investor III                                         1,208,514    13.32    16,098,999    4.27%     0.70%      1.74%
   Platinum Investor IV                                             22,535    10.12       228,029    2.96%     0.70%      1.19%
   Platinum Investor FlexDirector                                    9,165    10.42        95,488    3.74%     0.70%      1.74%
   Platinum Investor PLUS                                           67,040    11.61       778,460    3.52%     0.70%      1.74%
   Platinum Investor Survivor                                       97,859    13.48     1,319,594    4.43%     0.40%      2.04%
   Platinum Investor Survivor II                                    93,995    11.71     1,101,055    4.68%     0.75%      1.69%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor I & II                                        217,065    10.77     2,337,632    1.32%     0.75%      5.38%
   Platinum Investor III                                            54,104    10.77       582,964    1.29%     0.70%      5.43%
   Platinum Investor PLUS                                            1,048    10.77        11,287    1.32%     0.70%      5.43%
   Platinum Investor Survivor                                       27,282    10.81       294,897    1.32%     0.40%      5.75%
   Platinum Investor Survivor II                                       558    10.77         6,012    1.57%     0.75%      5.38%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Corporate America                                                 3,402    10.93        37,194    0.00%     0.35%      6.31%
   Platinum Investor I & II                                        309,209    10.89     3,366,299    0.00%     0.75%      5.89%
   Platinum Investor III                                           135,246    10.89     1,473,170    0.00%     0.70%      5.94%
   Platinum Investor PLUS                                            5,652    10.89        61,565    0.00%     0.70%      5.94%
   Platinum Investor Survivor                                       11,323    10.93       123,729    0.00%     0.40%      6.26%
   Platinum Investor Survivor II                                    19,598    10.89       213,357    0.00%     0.75%      5.89%
Putnam VT Diversified Income Fund - Class IB
   AG Legacy Plus                                                   13,413    14.03       188,182    7.19%     0.75%      2.28%
   Corporate America                                               453,182    14.39     6,519,762    6.70%     0.35%      2.69%
   Corporate America (reduced surrender charge)                      8,287    10.63        88,056    6.70%     0.65%      2.38%
   Platinum Investor I & II                                         69,950    13.55       947,869    6.86%     0.75%      2.28%
   Platinum Investor III                                           165,340    14.52     2,401,485    4.20%     0.70%      2.33%
   Platinum Investor IV                                              4,050    10.11        40,950    0.00%     0.70%      1.10%
   Platinum Investor FlexDirector                                      126    10.87         1,369    4.78%     0.70%      2.33%
   Platinum Investor PLUS                                            7,836    13.46       105,479    6.41%     0.70%      2.33%
   Platinum Investor Survivor                                        9,432    14.36       135,474    1.64%     0.40%      2.64%
   Platinum Investor Survivor II                                     1,832    13.82        25,327    8.15%     0.75%      2.28%


                                   VL-R - 77

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005 are as follows:

                                                                                        Investment
                                                                                          Income    Expense    Total
Divisions                                                  Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
   Corporate America                                      557,678   $11.80   $6,579,575    1.43%     0.35%      4.86%
   Corporate America (reduced surrender charge)            13,093    11.25      147,352    1.43%     0.65%      4.55%
   Platinum Investor I & II                               407,918    12.17    4,966,360    1.59%     0.75%      4.44%
   Platinum Investor III                                  559,533    11.00    6,155,601    1.47%     0.70%      4.50%
   Platinum Investor IV                                    18,263    10.39      189,737    0.00%     0.70%      3.89%
   Platinum Investor FlexDirector                          11,478    11.03      126,565    1.38%     0.70%      4.50%
   Platinum Investor PLUS                                  33,887    12.31      417,233    1.43%     0.70%      4.50%
   Platinum Investor Survivor                              63,377    11.78      746,490    1.71%     0.40%      4.81%
   Platinum Investor Survivor II                            5,634    12.07       68,027    1.72%     0.75%      4.44%
Putnam VT International Growth and Income Fund - Class IB
   Corporate America                                           --    12.61           --    1.54%     0.35%     13.70%
   Corporate America (reduced surrender charge)               246    13.04        3,212    1.54%     0.65%     13.36%
   Platinum Investor I & II                               175,186    14.58    2,554,483    0.85%     0.75%     13.25%
   Platinum Investor III                                  176,714    12.91    2,282,174    1.21%     0.70%     13.31%
   Platinum Investor IV                                     8,958    11.32      101,365    0.00%     0.70%     13.15%
   Platinum Investor FlexDirector                             187    12.81        2,390    0.55%     0.70%     13.31%
   Platinum Investor PLUS                                  12,489    15.18      189,541    0.70%     0.70%     13.31%
   Platinum Investor Survivor                              34,596    12.59      435,400    0.87%     0.40%     13.65%
   Platinum Investor Survivor II                            8,453    16.48      139,346    0.78%     0.75%     13.25%
Putnam VT Small Cap Value Fund - Class IB
   AG Legacy Plus                                          19,801    21.04      416,707    0.19%     0.75%      6.23%
Putnam VT Vista Fund - Class IB
   AG Legacy Plus                                          16,995     6.19      105,252    0.00%     0.75%     11.31%
Putnam VT Voyager Fund - Class IB
   AG Legacy Plus                                          66,242     6.04      399,942    0.59%     0.75%      4.91%
Scudder VIT Equity 500 Index Fund - Class A
   Legacy Plus                                                 --    10.55           --    2.93%     0.75%      3.90%
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor I & II                                21,479    12.49      268,304    0.00%     0.75%      7.93%
   Platinum Investor III                                   43,699    12.51      546,865    0.00%     0.70%      7.98%
   Platinum Investor IV                                     3,453    10.62       36,675    0.00%     0.70%      6.20%
   Platinum Investor PLUS                                   8,418    13.29      111,874    0.00%     0.70%      7.98%
   Platinum Investor Survivor                                 888    12.65       11,239    0.00%     0.40%      8.30%
   Platinum Investor Survivor II                              647    12.49        8,085    0.00%     0.75%      7.93%
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor I & II                                   725    10.84        7,860    3.86%     0.75%      1.14%
   Platinum Investor III                                   64,701    10.86      702,653    2.66%     0.70%      1.19%
   Platinum Investor IV                                     4,063    10.12       41,111    3.69%     0.70%      1.17%
   Platinum Investor PLUS                                  17,524    11.20      196,315    2.60%     0.70%      1.19%
   Platinum Investor Survivor II                            1,541    10.84       16,703    2.73%     0.75%      1.14%
UIF Equity Growth Portfolio - Class I
   Platinum Investor I & II                               278,116    11.79    3,279,112    0.47%     0.75%     14.85%
   Platinum Investor III                                   88,812     7.92      703,309    0.46%     0.70%     14.90%


                                   VL-R - 78

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005 are as follows:

                                                                                Investment
                                                                                  Income    Expense    Total
Divisions                                          Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------------------------------------------------------------------
UIF Equity Growth Portfolio - Class I - Continued
   Platinum Investor IV                             1,164   $11.87   $   13,815    0.31%     0.70%     18.72%
   Platinum Investor PLUS                           4,916    12.61       61,991    0.46%     0.70%     14.90%
   Platinum Investor Survivor                      21,789     7.58      165,054    0.46%     0.40%     15.25%
   Platinum Investor Survivor II                      336    11.13        3,735    0.45%     0.75%     14.85%
UIF High Yield Portfolio - Class I
   Platinum Investor I & II                        81,303    11.17      908,279    7.18%     0.75%      0.30%
   Platinum Investor III                           28,540    11.59      330,786    7.30%     0.70%      0.35%
   Platinum Investor IV                               798     9.99        7,976    1.87%     0.70%     -0.11%
   Platinum Investor FlexDirector                   2,432    10.83       26,347    7.68%     0.70%      0.35%
   Platinum Investor PLUS                           3,164    12.94       40,952    7.87%     0.70%      0.35%
   Platinum Investor Survivor                      72,980    10.90      795,784   12.17%     0.40%      0.65%
   Platinum Investor Survivor II                    5,458    12.63       68,916    6.29%     0.75%      0.30%
VALIC Company I - International Equities Fund
   AG Legacy Plus                                  14,963     9.54      142,691    1.63%     0.75%     16.11%
   Platinum Investor I & II                        73,508    12.23      899,274    1.66%     0.75%     16.11%
   Platinum Investor III                           90,430    10.59      957,210    1.75%     0.70%     16.17%
   Platinum Investor IV                             1,971    11.57       22,799    1.26%     0.70%     15.68%
   Platinum Investor FlexDirector                     605    13.01        7,871    1.23%     0.70%     16.17%
   Platinum Investor PLUS                          11,992    13.86      166,203    1.55%     0.70%     16.17%
   Platinum Investor Survivor                      14,245     9.41      133,999    1.75%     0.40%     16.52%
   Platinum Investor Survivor II                    1,326    14.40       19,100    1.73%     0.75%     16.11%
VALIC Company I - Mid Cap Index Fund
   AG Legacy Plus                                  22,947    14.33      328,807    0.93%     0.75%     11.36%
   Corporate America                                5,967    15.63       93,231    0.97%     0.35%     11.81%
   Corporate America (reduced surrender charge)     2,099    12.56       26,356    0.97%     0.65%     11.47%
   Platinum Investor I & II                       375,993    21.25    7,988,267    0.98%     0.75%     11.36%
   Platinum Investor III                          435,960    13.96    6,087,361    0.98%     0.70%     11.42%
   Platinum Investor IV                            10,165    11.15      113,354    0.72%     0.70%     11.51%
   Platinum Investor FlexDirector                      37    12.10          451    0.70%     0.70%     11.42%
   Platinum Investor PLUS                          41,815    14.38      601,133    0.94%     0.70%     11.42%
   Platinum Investor Survivor                      62,602    15.60      976,586    0.99%     0.40%     11.75%
   Platinum Investor Survivor II                   28,083    15.67      440,177    0.94%     0.75%     11.36%
VALIC Company I - Money Market I Fund
   AG Legacy Plus                                  28,169    10.72      302,068    3.28%     0.75%      1.96%
   Corporate America                                   --    11.20           --    1.17%     0.35%      2.37%
   Corporate America (reduced surrender charge)     5,751    10.23       58,803    1.17%     0.65%      2.06%
   Legacy Plus                                         --    11.29           --    3.50%     0.75%      1.96%
   Platinum Investor I & II                       753,360    11.82    8,904,036    2.58%     0.75%      1.96%
   Platinum Investor III                          739,009    10.65    7,869,198    2.87%     0.70%      2.01%
   Platinum Investor IV                            34,550    10.19      352,032    3.79%     0.70%      1.89%
   Platinum Investor FlexDirector                      --    10.22           --    0.79%     0.70%      2.01%
   Platinum Investor PLUS                          38,373    10.23      392,587    3.01%     0.70%      2.01%


                                   VL-R - 79

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005 are as follows:

                                                                                    Investment
                                                                                      Income    Expense    Total
Divisions                                            Units   Unit Value Net Assets  Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------------------------------------------------------------
VALIC Company I - Money Market I Fund - Continued
   Platinum Investor Survivor                        161,850   $11.18   $ 1,809,085    3.05%     0.40%      2.32%
   Platinum Investor Survivor II                     474,926    10.25     4,867,384    2.82%     0.75%      1.96%
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor I & II                          208,009     4.87     1,013,403    0.13%     0.75%      0.49%
   Platinum Investor III                             500,610     4.79     2,397,938    0.13%     0.70%      0.54%
   Platinum Investor IV                                1,478    10.63        15,709    0.08%     0.70%      6.28%
   Platinum Investor FlexDirector                         72    10.84           785    0.10%     0.70%      0.54%
   Platinum Investor PLUS                             16,202    13.73       222,513    0.14%     0.70%      0.54%
   Platinum Investor Survivor                         12,264     4.96        60,838    0.08%     0.40%      0.84%
   Platinum Investor Survivor II                      52,347    10.33       540,517    0.14%     0.75%      0.49%
VALIC Company I - Science & Technology Fund
   Platinum Investor I & II                           74,475     4.05       301,637    0.00%     0.75%      2.56%
   Platinum Investor III                             200,266     4.02       804,835    0.00%     0.70%      2.61%
   Platinum Investor IV                                1,452    10.62        15,422    0.00%     0.70%      6.23%
   Platinum Investor FlexDirector                         77    10.22           786    0.00%     0.70%      2.61%
   Platinum Investor PLUS                              3,768    12.46        46,935    0.00%     0.70%      2.61%
   Platinum Investor Survivor                         17,472     4.12        72,057    0.00%     0.40%      2.92%
   Platinum Investor Survivor II                       1,543     9.34        14,413    0.00%     0.75%      2.56%
VALIC Company I - Small Cap Index Fund
   Corporate America                                     211    13.99         2,943    0.95%     0.35%      3.90%
   Platinum Investor I & II                          132,028    13.70     1,808,759    0.88%     0.75%      3.49%
   Platinum Investor III                             231,947    13.50     3,130,218    0.93%     0.70%      3.54%
   Platinum Investor IV                                8,875    10.63        94,331    0.68%     0.70%      6.28%
   Platinum Investor FlexDirector                         86    11.36           979    0.74%     0.70%      3.54%
   Platinum Investor PLUS                             26,561    14.27       379,123    0.77%     0.70%      3.54%
   Platinum Investor Survivor                         12,269    13.95       171,149    0.92%     0.40%      3.85%
   Platinum Investor Survivor II                       4,667    15.34        71,610    1.03%     0.75%      3.49%
VALIC Company I - Stock Index Fund
   AG Legacy Plus                                     85,120     8.66       737,309    1.38%     0.75%      3.78%
   Corporate America                                   6,813     8.71        59,349    1.48%     0.35%      4.20%
   Corporate America (reduced surrender charge)        4,844    11.25        54,477    1.48%     0.65%      3.88%
   Platinum Investor I & II                        1,273,723    11.87    15,117,163    1.47%     0.75%      3.78%
   Platinum Investor III                           1,790,096     8.99    16,086,446    1.49%     0.70%      3.83%
   Platinum Investor IV                               15,431    10.42       160,853    1.03%     0.70%      4.24%
   Platinum Investor FlexDirector                      8,262    10.95        90,468    1.38%     0.70%      3.83%
   Platinum Investor PLUS                            107,062    12.31     1,318,403    1.54%     0.70%      3.83%
   Platinum Investor Survivor                        377,870     8.70     3,286,369    1.46%     0.40%      4.14%
   Platinum Investor Survivor II                      32,344    11.46       370,556    1.75%     0.75%      3.78%
Van Kampen LIT Emerging Growth Portfolio - Class I
   AG Legacy Plus                                     11,386     5.09        57,942    0.25%     0.75%      7.13%
Van Kampen LIT Government Portfolio - Class I
   AG Legacy Plus                                     12,089    13.26       160,256    4.10%     0.75%      2.77%

                                   VL-R - 80

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005 are as follows:

                                                                                   Investment
                                                                                     Income    Expense    Total
Divisions                                             Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio - Class I
   Platinum Investor I & II                          256,301   $13.03   $3,339,226    0.86%     0.75%      9.17%
   Platinum Investor III                             426,793    13.05    5,570,693    1.38%     0.70%      9.22%
   Platinum Investor IV                               18,660    10.86      202,726    0.00%     0.70%      8.64%
   Platinum Investor FlexDirector                        615    11.82        7,272    1.89%     0.70%      9.22%
   Platinum Investor PLUS                             21,097    13.30      280,565    0.99%     0.70%      9.22%
   Platinum Investor Survivor                         32,202    13.20      424,960    1.50%     0.40%      9.55%
   Platinum Investor Survivor II                      16,415    13.03      213,863    0.59%     0.75%      9.17%
Vanguard VIF High Yield Bond Portfolio
   Corporate America (reduced surrender charge)        1,604    10.53       16,886    0.00%     0.65%      2.09%
   Platinum Investor I & II                           84,057    13.01    1,093,916    8.12%     0.75%      1.99%
   Platinum Investor III                             257,084    13.12    3,373,341    5.78%     0.70%      2.04%
   Platinum Investor IV                               10,483    10.13      106,234    0.00%     0.70%      1.34%
   Platinum Investor FlexDirector                         47    10.88          515    4.15%     0.70%      2.04%
   Platinum Investor PLUS                             27,827    12.62      351,119    6.71%     0.70%      2.04%
   Platinum Investor Survivor                         16,323    13.25      216,306    3.51%     0.40%      2.34%
   Platinum Investor Survivor II                       5,483    12.90       70,762   11.75%     0.75%      1.99%
Vanguard VIF REIT Index Portfolio
   Corporate America                                     783    24.63       19,276    1.88%     0.35%     11.45%
   Corporate America (reduced surrender charge)        1,006    12.87       12,942    1.88%     0.65%     11.11%
   Platinum Investor I & II                          116,855    24.13    2,819,784    2.52%     0.75%     11.00%
   Platinum Investor III                             289,714    24.15    6,996,982    2.53%     0.70%     11.06%
   Platinum Investor IV                               25,262    11.55      291,840    0.00%     0.70%     15.52%
   Platinum Investor FlexDirector                      5,355    13.44       71,970    2.89%     0.70%     11.06%
   Platinum Investor PLUS                             37,885    18.17      688,310    2.23%     0.70%     11.06%
   Platinum Investor Survivor                         25,808    24.57      634,112    2.54%     0.40%     11.39%
   Platinum Investor Survivor II                      24,601    21.03      517,271    2.76%     0.75%     11.00%

                                   VL-R - 81

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                         Investment
                                                                                           Income    Expense    Total
Divisions                                                   Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund - Series I
   AG Legacy Plus                                           24,949   $ 8.04   $  200,562    0.74%     0.75%     23.08%
   Corporate America                                         7,229     7.78       56,259    0.70%     0.35%     23.57%
   Corporate America (reduced surrender charge)                679    11.67        7,918    0.70%     0.65%     16.65%
   Platinum Investor I & II                                322,093    11.13    3,583,368    0.64%     0.75%     23.08%
   Platinum Investor III                                   303,164     9.34    2,832,247    0.86%     0.70%     23.14%
   Platinum Investor PLUS                                    9,886    12.93      127,771    0.84%     0.70%     23.14%
   Platinum Investor Survivor                               67,704     7.77      526,286    0.75%     0.40%     23.51%
   Platinum Investor Survivor II                            16,895    13.54      228,742    1.10%     0.75%     23.08%
AIM V.I. Premier Equity Fund - Series I
   Corporate America                                         5,835     6.24       36,396    0.46%     0.35%      5.40%
   Platinum Investor I & II                                850,688     9.94    8,454,221    0.46%     0.75%      4.98%
   Platinum Investor III                                   499,376     7.39    3,690,457    0.49%     0.70%      5.03%
   Platinum Investor FlexDirector                              204    10.20        2,077    0.01%     0.70%      1.98%
   Platinum Investor PLUS                                   16,704    10.72      179,141    0.59%     0.70%      5.03%
   Platinum Investor Survivor                              116,072     6.23      723,141    0.47%     0.40%      5.35%
   Platinum Investor Survivor II                             7,228     9.24       66,822    0.59%     0.75%      4.98%
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor I & II                                     98    12.94        1,274    0.00%     0.75%      7.38%
   Platinum Investor III                                    32,709    12.95      423,493    0.00%     0.70%      7.43%
   Platinum Investor PLUS                                    9,034    12.95      116,963    0.00%     0.70%      7.43%
   Platinum Investor Survivor                                  150    13.01        1,949    0.00%     0.40%      7.76%
   Platinum Investor Survivor II                               128    12.94        1,657    0.00%     0.75%      7.38%
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor I & II                                  8,879    15.23      135,202    0.00%     0.75%     12.20%
   Platinum Investor III                                    44,400    15.24      676,660    0.00%     0.70%     12.25%
   Platinum Investor FlexDirector                            5,687    10.64       60,491    0.00%     0.70%      6.37%
   Platinum Investor PLUS                                    6,756    15.24      102,960    0.00%     0.70%     12.25%
   Platinum Investor Survivor                                  245    15.32        3,755    0.00%     0.40%     12.59%
   Platinum Investor Survivor II                               930    15.23       14,167    0.00%     0.75%     12.20%
American Century VP Value Fund - Class I
   AG Legacy Plus                                           34,128    16.83      574,449    0.90%     0.75%     13.48%
   Corporate America                                         2,990    15.46       46,225    1.19%     0.35%     13.93%
   Corporate America (reduced surrender charge)                 --    10.74           --    0.00%     0.65%      0.00%
   Platinum Investor I & II                                232,577    15.21    3,536,470    0.95%     0.75%     13.48%
   Platinum Investor III                                   526,802    15.12    7,963,343    0.86%     0.70%     13.54%
   Platinum Investor FlexDirector                               31    10.82          339    0.00%     0.70%      8.25%
   Platinum Investor PLUS                                   39,732    12.81      508,822    0.74%     0.70%     13.54%
   Platinum Investor Survivor                               32,550    15.43      502,214    0.97%     0.40%     13.88%
   Platinum Investor Survivor II                           100,250    13.39    1,342,791    0.80%     0.75%     13.48%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor I & II                                 70,710     8.18      578,349    0.00%     0.75%     10.04%
   Platinum Investor III                                   139,946     8.01    1,121,164    0.00%     0.70%     10.10%

                                   VL-R - 82

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                        Investment
                                                                                          Income    Expense    Total
Divisions                                                  Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
-----------------------------------------------------------------------------------------------------------------------
Credit Suisse Small Cap Growth Portfolio - Continued
   Platinum Investor FlexDirector                           4,723   $10.13   $   47,865    0.00%     0.70%      1.34%
   Platinum Investor PLUS                                   8,424    12.79      107,735    0.00%     0.70%     10.10%
   Platinum Investor Survivor                               2,799     8.30       23,229    0.00%     0.40%     10.43%
   Platinum Investor Survivor II                            1,275    12.12       15,451    0.00%     0.75%     10.04%
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor I & II                                73,512    12.16      893,684    0.38%     0.75%     13.62%
   Platinum Investor III                                  204,536    11.96    2,445,717    0.42%     0.70%     13.68%
   Platinum Investor FlexDirector                               1    10.87           16    0.63%     0.70%      8.66%
   Platinum Investor PLUS                                  16,660    12.56      209,222    0.45%     0.70%     13.68%
   Platinum Investor Survivor                              17,825    12.34      219,877    0.38%     0.40%     14.02%
   Platinum Investor Survivor II                            5,689    13.76       78,254    0.43%     0.75%     13.62%
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Corporate America                                       11,224    11.52      129,279    0.19%     0.35%     10.95%
   Platinum Investor I & II                               375,824    13.92    5,230,135    0.20%     0.75%     10.51%
   Platinum Investor III                                  445,399    10.72    4,775,432    0.21%     0.70%     10.56%
   Platinum Investor PLUS                                  27,075    11.57      313,377    0.25%     0.70%     10.56%
   Platinum Investor Survivor                              63,847    11.50      734,526    0.21%     0.40%     10.90%
   Platinum Investor Survivor II                           58,627    12.58      737,356    0.23%     0.75%     10.51%
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Corporate America                                        6,905    13.36       92,230    4.03%     0.35%      3.01%
   Platinum Investor I & II                               311,327    13.33    4,150,241    4.03%     0.75%      2.60%
   Platinum Investor III                                  253,777    12.63    3,204,132    4.15%     0.70%      2.65%
   Platinum Investor PLUS                                  17,726    11.19      198,410    4.24%     0.70%      2.65%
   Platinum Investor Survivor                              25,471    13.34      339,808    4.25%     0.40%      2.96%
   Platinum Investor Survivor II                            7,145    11.24       80,289    4.21%     0.75%      2.60%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   AG Legacy Plus                                          20,658    10.69      220,876    2.06%     0.75%      4.39%
   Platinum Investor I & II                               203,845    10.18    2,074,624    2.45%     0.75%      4.39%
   Platinum Investor III                                  208,895    10.16    2,121,544    2.09%     0.70%      4.44%
   Platinum Investor PLUS                                  17,720    11.61      205,736    1.51%     0.70%      4.44%
   Platinum Investor Survivor                               9,381    10.33       96,879    2.46%     0.40%      4.76%
   Platinum Investor Survivor II                           10,659    11.34      120,837    2.09%     0.75%      4.39%
Fidelity VIP Contrafund Portfolio - Service Class 2
   AG Legacy Plus                                          42,128    12.40      522,390    0.19%     0.75%     14.30%
   Corporate America                                        3,812    11.05       42,136    0.23%     0.35%     14.76%
   Platinum Investor I & II                               379,667    10.87    4,127,445    0.18%     0.75%     14.30%
   Platinum Investor III                                  906,499    10.73    9,726,130    0.18%     0.70%     14.36%
   Platinum Investor FlexDirector                             321    10.95        3,516    0.00%     0.70%      9.52%
   Platinum Investor PLUS                                  71,987    12.84      924,266    0.13%     0.70%     14.36%
   Platinum Investor Survivor                              76,772    11.03      846,864    0.16%     0.40%     14.70%
   Platinum Investor Survivor II                           31,607    13.54      427,829    0.10%     0.75%     14.30%

                                   VL-R - 83

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                              Investment
                                                                                                Income    Expense    Total
Divisions                                                      Units   Unit Value Net Assets  Ratio (a)  Ratio (b) Return (c)
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Service Class 2
   AG Legacy Plus                                               63,754   $11.02   $   702,770    1.29%     0.75%     10.40%
   Corporate America                                            19,433    11.33       220,183    1.33%     0.35%     10.84%
   Corporate America (reduced surrender charge)                    714    10.81         7,720    1.33%     0.65%      8.09%
   Platinum Investor I & II                                    370,900    11.14     4,133,032    1.26%     0.75%     10.40%
   Platinum Investor III                                       877,982    11.16     9,797,110    1.24%     0.70%     10.46%
   Platinum Investor FlexDirector                                  620    10.62         6,583    0.00%     0.70%      6.24%
   Platinum Investor PLUS                                       53,918    12.02       647,840    1.03%     0.70%     10.46%
   Platinum Investor Survivor                                  107,323    11.31     1,213,488    1.21%     0.40%     10.79%
   Platinum Investor Survivor II                                49,011    12.19       597,443    1.07%     0.75%     10.40%
Fidelity VIP Growth Portfolio - Service Class 2
   AG Legacy Plus                                               28,730     8.12       233,262    0.12%     0.75%      2.35%
   Corporate America                                             5,424     6.91        37,464    0.13%     0.35%      2.76%
   Corporate America (reduced surrender charge)                    253    10.71         2,709    0.13%     0.65%      7.06%
   Platinum Investor I & II                                    345,944     6.79     2,349,941    0.13%     0.75%      2.35%
   Platinum Investor III                                     1,039,582     6.73     6,997,775    0.12%     0.70%      2.40%
   Platinum Investor FlexDirector                                7,404     9.75        72,173    0.00%     0.70%     -2.52%
   Platinum Investor PLUS                                       82,830    10.83       897,299    0.08%     0.70%      2.40%
   Platinum Investor Survivor                                   76,126     6.89       524,713    0.12%     0.40%      2.71%
   Platinum Investor Survivor II                                38,957     9.63       375,246    0.12%     0.75%      2.35%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor I & II                                     16,744    17.32       289,966    0.00%     0.75%     23.73%
   Platinum Investor III                                        38,471    17.33       666,778    0.00%     0.70%     23.79%
   Platinum Investor FlexDirector                                  288    11.59         3,338    0.00%     0.70%     15.86%
   Platinum Investor PLUS                                        6,345    17.33       109,964    0.00%     0.70%     23.79%
   Platinum Investor Survivor                                    1,816    17.42        31,630    0.00%     0.40%     24.16%
   Platinum Investor Survivor II                                   989    17.32        17,124    0.00%     0.75%     23.73%
Franklin Templeton - Franklin Small Cap Fund - Class 2
   AG Legacy Plus                                               22,445     7.01       157,376    0.00%     0.75%     10.64%
Franklin Templeton - Franklin Small Cap Value Securities
  Fund - Class 2
   Corporate America (reduced surrender charge)                    463    11.29         5,231    0.00%     0.65%     12.87%
   Platinum Investor I & II                                     12,505    16.30       203,817    0.24%     0.75%     22.82%
   Platinum Investor III                                        40,911    16.31       667,374    0.17%     0.70%     22.88%
   Platinum Investor FlexDirector                                  175    11.66         2,046    0.00%     0.70%     16.59%
   Platinum Investor PLUS                                       12,431    16.31       202,794    0.12%     0.70%     22.88%
   Platinum Investor Survivor                                    5,233    16.39        85,788    0.09%     0.40%     23.25%
   Platinum Investor Survivor II                                   502    16.30         8,175    0.18%     0.75%     22.82%
Franklin Templeton - Franklin U.S. Government Fund - Class 2
   Platinum Investor I & II                                     16,861    11.39       191,999    3.63%     0.75%      2.70%
   Platinum Investor III                                       945,822    11.40    10,786,424    5.06%     0.70%      2.75%
   Platinum Investor PLUS                                       38,284    11.03       422,331    5.20%     0.70%      2.75%
   Platinum Investor Survivor                                      633    11.51         7,288    0.00%     0.40%      3.06%
   Platinum Investor Survivor II                                 5,867    11.39        66,809    4.55%     0.75%      2.70%

                                   VL-R - 84

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                                Investment
                                                                                                  Income    Expense    Total
Divisions                                                          Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton - Mutual Shares Securities Fund - Class 2
   Platinum Investor I & II                                        54,608   $12.16   $  664,214    0.92%     0.75%     11.79%
   Platinum Investor III                                          539,268    12.18    6,569,138    0.74%     0.70%     11.85%
   Platinum Investor FlexDirector                                     312    10.73        3,345    0.00%     0.70%      7.29%
   Platinum Investor PLUS                                          19,639    11.98      235,235    0.70%     0.70%     11.85%
   Platinum Investor Survivor                                       1,777    12.29       21,841    0.87%     0.40%     12.18%
   Platinum Investor Survivor II                                   18,978    12.16      230,842    0.74%     0.75%     11.79%
Franklin Templeton - Templeton Foreign Securities Fund - Class 2
   AG Legacy Plus                                                  18,777     9.92      186,284    1.11%     0.75%     17.64%
   Platinum Investor I & II                                       123,981    12.42    1,539,261    1.04%     0.75%     17.64%
   Platinum Investor III                                          685,074    12.43    8,518,121    1.00%     0.70%     17.70%
   Platinum Investor FlexDirector                                     437    11.10        4,852    0.00%     0.70%     11.04%
   Platinum Investor PLUS                                          14,282    12.02      171,694    0.97%     0.70%     17.70%
   Platinum Investor Survivor                                      19,552    12.55      245,299    0.68%     0.40%     18.06%
   Platinum Investor Survivor II                                   48,400    12.42      600,897    0.90%     0.75%     17.64%
Goldman Sachs Capital Growth Fund
   Platinum Investor I & II                                        13,994     9.26      129,523    0.69%     0.75%      8.27%
   Platinum Investor III                                           14,378     9.27      133,348    0.67%     0.70%      8.33%
   Platinum Investor PLUS                                             113    11.33        1,284    0.70%     0.70%      8.33%
   Platinum Investor Survivor                                     703,774     9.39    6,607,533    0.69%     0.40%      8.65%
   Platinum Investor Survivor II                                  185,421     9.83    1,823,417    0.68%     0.75%      8.27%
Janus Aspen Series International Growth Portfolio - Service
  Shares
   Corporate America                                                3,189     8.02       25,585    0.82%     0.35%     18.27%
   Platinum Investor I & II                                       115,724     7.89      913,122    0.96%     0.75%     17.80%
   Platinum Investor III                                          229,457     7.84    1,798,205    0.86%     0.70%     17.86%
   Platinum Investor FlexDirector                                  12,784    10.87      139,004    0.67%     0.70%      8.73%
   Platinum Investor PLUS                                           7,613    12.56       95,613    0.87%     0.70%     17.86%
   Platinum Investor Survivor                                      31,781     8.01      254,455    0.78%     0.40%     18.21%
   Platinum Investor Survivor II                                    4,427    12.40       54,914    0.83%     0.75%     17.80%
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
   Corporate America                                                  486     5.40        2,624    0.00%     0.35%     20.05%
   Platinum Investor I & II                                        52,125     5.31      276,772    0.00%     0.75%     19.58%
   Platinum Investor III                                          402,410     5.18    2,084,632    0.00%     0.70%     19.63%
   Platinum Investor PLUS                                           8,596    13.54      116,353    0.00%     0.70%     19.63%
   Platinum Investor Survivor                                      26,338     5.39      141,904    0.00%     0.40%     19.99%
   Platinum Investor Survivor II                                    1,788    12.08       21,605    0.00%     0.75%     19.58%
Janus Aspen Series Worldwide Growth Portfolio - Service Shares
   Corporate America                                                9,360     6.60       61,819    0.90%     0.35%      4.16%
   Platinum Investor I & II                                       125,130     6.50      812,781    0.89%     0.75%      3.75%
   Platinum Investor III                                          367,344     6.44    2,365,764    0.94%     0.70%      3.80%
   Platinum Investor PLUS                                          12,476    10.28      128,308    1.00%     0.70%      3.80%
   Platinum Investor Survivor                                      37,089     6.59      244,452    0.87%     0.40%      4.11%
   Platinum Investor Survivor II                                   41,215     9.85      405,949    0.92%     0.75%      3.75%

                                   VL-R - 85

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                     Investment
                                                                                       Income    Expense    Total
Divisions                                              Units   Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------------------------------------------------------------------
JPMorgan Mid Cap Value Portfolio
   Platinum Investor I & II                              1,976   $14.86   $   29,370    0.28%     0.75%     20.15%
   Platinum Investor III                                27,069    14.87      402,580    0.21%     0.70%     20.22%
   Platinum Investor PLUS                                4,533    14.87       67,410    0.07%     0.70%     20.22%
   Platinum Investor Survivor                              207    14.95        3,088    0.00%     0.40%     20.58%
   Platinum Investor Survivor II                           485    14.86        7,201    0.24%     0.75%     20.15%
JPMorgan Small Company Portfolio
   Platinum Investor I & II                             40,867    11.41      466,324    0.00%     0.75%     26.22%
   Platinum Investor III                               104,066    11.23    1,168,558    0.00%     0.70%     26.28%
   Platinum Investor PLUS                                5,929    13.98       82,890    0.00%     0.70%     26.28%
   Platinum Investor Survivor                            1,835    11.58       21,241    0.00%     0.40%     26.66%
   Platinum Investor Survivor II                         3,146    14.66       46,129    0.00%     0.75%     26.22%
MFS VIT Capital Opportunities Series - Initial Class
   Corporate America                                        --     6.79           --    0.72%     0.35%     12.07%
   Platinum Investor I & II                            113,938     6.67      760,376    0.35%     0.75%     11.62%
   Platinum Investor III                               415,444     6.74    2,798,020    0.33%     0.70%     11.68%
   Platinum Investor FlexDirector                          173    10.58        1,832    0.00%     0.70%      5.78%
   Platinum Investor PLUS                               33,139    11.34      375,934    0.28%     0.70%     11.68%
   Platinum Investor Survivor                           36,766     6.77      248,968    0.32%     0.40%     12.01%
   Platinum Investor Survivor II                         3,156    10.33       32,620    0.39%     0.75%     11.62%
MFS VIT Emerging Growth Series - Initial Class
   AG Legacy Plus                                        9,619    10.72      103,163    0.00%     0.75%     12.12%
   Corporate America                                     1,040     4.95        5,148    0.00%     0.35%     12.56%
   Corporate America (reduced surrender charge)            920    11.38       10,472    0.00%     0.65%     13.78%
   Platinum Investor I & II                            706,671    10.44    7,378,706    0.00%     0.75%     12.12%
   Platinum Investor III                             1,024,961     5.53    5,666,609    0.00%     0.70%     12.17%
   Platinum Investor FlexDirector                          197    10.52        2,070    0.00%     0.70%      5.25%
   Platinum Investor PLUS                               29,670    11.64      345,413    0.00%     0.70%     12.17%
   Platinum Investor Survivor                          168,768     4.94      834,232    0.00%     0.40%     12.51%
   Platinum Investor Survivor II                        32,210    10.01      322,533    0.00%     0.75%     12.12%
MFS VIT New Discovery Series - Initial Class
   AG Legacy Plus                                       16,207     7.83      126,844    0.00%     0.75%      5.72%
   Corporate America                                     2,716     8.52       23,152    0.00%     0.35%      6.15%
   Platinum Investor I & II                             88,892     8.38      745,230    0.00%     0.75%      5.72%
   Platinum Investor III                               266,177     8.21    2,185,903    0.00%     0.70%      5.78%
   Platinum Investor FlexDirector                          256     9.96        2,551    0.00%     0.70%     -0.45%
   Platinum Investor PLUS                               16,920    11.16      188,768    0.00%     0.70%      5.78%
   Platinum Investor Survivor                           10,480     8.51       89,153    0.00%     0.40%      6.09%
   Platinum Investor Survivor II                         8,483    10.75       91,201    0.00%     0.75%      5.72%
MFS VIT Research Series - Initial Class
   Corporate America                                     3,158     7.62       24,069    1.02%     0.35%     15.45%
   Platinum Investor I & II                             48,222     7.50      361,482    1.09%     0.75%     14.98%
   Platinum Investor III                               159,378     7.47    1,190,107    0.98%     0.70%     15.04%
   Platinum Investor FlexDirector                          106    10.76        1,145    0.00%     0.70%      7.60%

                                   VL-R - 86

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                                  Investment
                                                                                                    Income    Expense    Total
Divisions                                                            Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series - Initial Class - Continued
   Platinum Investor PLUS                                             6,148   $11.80   $   72,553    0.87%     0.70%     15.04%
   Platinum Investor Survivor                                         9,692     7.61       73,719    1.08%     0.40%     15.39%
   Platinum Investor Survivor II                                      5,340    10.99       58,713    0.86%     0.75%     14.98%
MFS VIT Total Return Series - Initial Class
   AG Legacy Plus                                                   146,574     6.23      912,934    1.62%     0.75%     10.49%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Corporate America                                                  1,789     6.50       11,630    0.00%     0.35%     15.90%
   Corporate America (reduced surrender charge)                         233    11.35        2,641    0.00%     0.65%     13.51%
   Platinum Investor I & II                                          59,627     6.39      381,211    0.00%     0.75%     15.44%
   Platinum Investor III                                            288,190     6.29    1,811,647    0.00%     0.70%     15.50%
   Platinum Investor FlexDirector                                       166    11.06        1,834    0.00%     0.70%     10.58%
   Platinum Investor PLUS                                            28,648    11.72      335,784    0.00%     0.70%     15.50%
   Platinum Investor Survivor                                        27,565     6.49      178,820    0.00%     0.40%     15.84%
   Platinum Investor Survivor II                                      7,849    10.76       84,431    0.00%     0.75%     15.44%
Neuberger Berman AMT Partners Portfolio - Class I
   AG Legacy Plus                                                    12,141    11.34      137,643    0.01%     0.75%     18.09%
Oppenheimer Balanced Fund/VA - Non-Service Shares *
   Platinum Investor I & II                                           2,395    12.98       31,076    1.98%     0.75%      9.28%
   Platinum Investor III                                             29,690    12.99      385,585    0.45%     0.70%      9.33%
   Platinum Investor PLUS                                            14,439    12.99      187,517    1.68%     0.70%      9.33%
   Platinum Investor Survivor                                           433    13.05        5,656    0.99%     0.40%      9.66%
   Platinum Investor Survivor II                                      3,870    12.98       50,218    0.90%     0.75%      9.28%
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Platinum Investor I & II                                           4,798    16.82       80,687    0.83%     0.75%     18.27%
   Platinum Investor III                                             51,328    16.83      863,930    0.82%     0.70%     18.33%
   Platinum Investor FlexDirector                                         2    11.17           24    0.00%     0.70%     11.74%
   Platinum Investor PLUS                                             5,613    16.83       94,470    0.18%     0.70%     18.33%
   Platinum Investor Survivor                                         2,375    16.92       40,174    1.20%     0.40%     18.69%
   Platinum Investor Survivor II                                        378    16.82        6,364    1.49%     0.75%     18.27%
Oppenheimer High Income Fund/VA - Non-Service Shares
   AG Legacy Plus                                                     8,004    12.51      100,163    6.11%     0.75%      8.15%
PIMCO VIT Real Return Portfolio - Administrative Class
   AG Legacy Plus                                                    47,824    14.00      669,702    0.99%     0.75%      8.11%
   Corporate America                                                  2,327    15.51       36,096    0.91%     0.35%      8.54%
   Corporate America (reduced surrender charge)                         753    10.31        7,759    0.91%     0.65%      3.11%
   Platinum Investor I & II                                         119,851    15.25    1,828,190    0.99%     0.75%      8.11%
   Platinum Investor III                                            561,931    15.32    8,607,213    1.05%     0.70%      8.16%
   Platinum Investor FlexDirector                                       298    10.38        3,095    1.06%     0.70%      3.79%
   Platinum Investor PLUS                                            30,515    12.93      394,609    1.02%     0.70%      8.16%
   Platinum Investor Survivor                                        65,768    15.48    1,017,948    0.99%     0.40%      8.48%
   Platinum Investor Survivor II                                     36,406    13.10      477,063    0.96%     0.75%      8.11%

                                   VL-R - 87

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                      Investment
                                                                                        Income    Expense    Total
Divisions                                                Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT Short-Term Portfolio - Administrative Class
   Corporate America                                     21,965   $11.30   $  248,233    1.37%     0.35%      0.95%
   Platinum Investor I & II                             220,025    11.11    2,445,451    1.30%     0.75%      0.54%
   Platinum Investor III                                210,849    11.13    2,346,366    1.34%     0.70%      0.60%
   Platinum Investor FlexDirector                         4,059    10.04       40,769    1.29%     0.70%      0.44%
   Platinum Investor PLUS                                14,162    10.36      146,681    1.31%     0.70%      0.60%
   Platinum Investor Survivor                            40,126    11.28      452,530    1.70%     0.40%      0.90%
   Platinum Investor Survivor II                         30,365    10.45      317,371    1.25%     0.75%      0.54%
PIMCO VIT Total Return Portfolio - Administrative Class
   AG Legacy Plus                                        38,594    12.43      479,631    1.93%     0.75%      4.11%
   Corporate America                                      8,965    13.24      118,722    1.93%     0.35%      4.53%
   Platinum Investor I & II                             248,730    13.02    3,239,319    1.90%     0.75%      4.11%
   Platinum Investor III                                468,339    13.09    6,132,293    1.91%     0.70%      4.16%
   Platinum Investor FlexDirector                         6,295    10.24       64,463    1.65%     0.70%      2.40%
   Platinum Investor PLUS                                47,130    11.41      537,919    1.83%     0.70%      4.16%
   Platinum Investor Survivor                            46,766    13.21      617,992    1.77%     0.40%      4.47%
   Platinum Investor Survivor II                         58,228    11.52      670,760    1.81%     0.75%      4.11%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor I & II                             242,349    10.22    2,476,631    0.00%     0.75%      2.19%
   Platinum Investor III                                 55,443    10.22      566,601    0.00%     0.70%      2.20%
   Platinum Investor PLUS                                   998    10.22       10,195    0.00%     0.70%      2.20%
   Platinum Investor Survivor                            28,172    10.22      287,951    0.00%     0.40%      2.21%
   Platinum Investor Survivor II                            388    10.22        3,963    0.00%     0.75%      2.19%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Corporate America                                      3,474    10.28       35,720    0.00%     0.35%      2.83%
   Platinum Investor I & II                             347,832    10.28    3,576,078    0.00%     0.75%      2.81%
   Platinum Investor III                                137,933    10.28    1,418,142    0.00%     0.70%      2.81%
   Platinum Investor PLUS                                 4,979    10.28       51,195    0.00%     0.70%      2.81%
   Platinum Investor Survivor                            14,319    10.28      147,243    0.00%     0.40%      2.83%
   Platinum Investor Survivor II                         39,326    10.28      404,315    0.00%     0.75%      2.81%
Putnam VT Diversified Income Fund - Class IB
   AG Legacy Plus                                        12,958    13.72      177,740    8.10%     0.75%      8.39%
   Corporate America                                    396,103    14.01    5,549,288    8.00%     0.35%      8.82%
   Platinum Investor I & II                              60,463    13.25      801,033    8.55%     0.75%      8.39%
   Platinum Investor III                                 62,541    14.19      887,670    8.73%     0.70%      8.44%
   Platinum Investor FlexDirector                            65    10.63          689    0.00%     0.70%      6.27%
   Platinum Investor PLUS                                 6,150    13.15       80,902    7.70%     0.70%      8.44%
   Platinum Investor Survivor                             1,282    13.99       17,943    4.60%     0.40%      8.77%
   Platinum Investor Survivor II                          1,337    13.51       18,073   11.52%     0.75%      8.39%
Putnam VT Growth and Income Fund - Class IB
   Corporate America                                    499,841    11.25    5,623,805    1.35%     0.35%     10.72%
   Platinum Investor I & II                             491,902    11.66    5,734,037    1.53%     0.75%     10.28%
   Platinum Investor III                                524,351    10.53    5,520,350    1.50%     0.70%     10.34%
   Platinum Investor FlexDirector                         9,148    10.55       96,528    0.00%     0.70%      5.52%

                                   VL-R - 88

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                        Investment
                                                                                          Income    Expense    Total
Divisions                                                  Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB - Continued
   Platinum Investor PLUS                                  26,657   $11.78   $  314,093    1.26%     0.70%     10.34%
   Platinum Investor Survivor                              66,114    11.24      743,001    1.40%     0.40%     10.67%
   Platinum Investor Survivor II                            4,481    11.56       51,804    1.48%     0.75%     10.28%
Putnam VT International Growth and Income Fund - Class IB
   Corporate America                                        2,293    11.09       25,426    0.85%     0.35%     20.56%
   Platinum Investor I & II                               204,673    12.88    2,635,270    1.20%     0.75%     20.08%
   Platinum Investor III                                  191,264    11.40    2,179,999    1.28%     0.70%     20.14%
   Platinum Investor FlexDirector                             112    11.31        1,269    0.00%     0.70%     13.08%
   Platinum Investor PLUS                                   8,737    13.39      117,028    0.86%     0.70%     20.14%
   Platinum Investor Survivor                              37,612    11.07      416,520    1.18%     0.40%     20.50%
   Platinum Investor Survivor II                            7,551    14.56      109,912    1.49%     0.75%     20.08%
Putnam VT Small Cap Value Fund - Class IB
   AG Legacy Plus                                          25,092    19.81      497,060    0.34%     0.75%     25.27%
Putnam VT Vista Fund - Class IB
   AG Legacy Plus                                          15,137     5.56       84,219    0.00%     0.75%     17.72%
Putnam VT Voyager Fund - Class IB
   AG Legacy Plus                                          57,401     5.76      330,363    0.24%     0.75%      4.25%
Safeco RST Core Equity Portfolio
   Platinum Investor I & II                                    --     9.17           --    2.18%     0.75%      4.59%
   Platinum Investor III                                       --     8.00           --    2.43%     0.70%      4.64%
   Platinum Investor PLUS                                      --    10.96           --    2.43%     0.70%      4.64%
   Platinum Investor Survivor                                  --     7.68           --    2.59%     0.40%      4.94%
   Platinum Investor Survivor II                               --     9.67           --    4.87%     0.75%      4.59%
Safeco RST Growth Opportunities Portfolio
   Corporate America                                           --    10.51           --    0.00%     0.35%     18.54%
   Platinum Investor I & II                                    --    10.26           --    0.00%     0.75%     18.09%
   Platinum Investor III                                       --    10.98           --    0.00%     0.70%     18.15%
   Platinum Investor PLUS                                      --    11.86           --    0.00%     0.70%     18.15%
   Platinum Investor Survivor                                  --    10.50           --    0.00%     0.40%     18.48%
   Platinum Investor Survivor II                               --    12.30           --    0.00%     0.75%     18.09%
Scudder VIT EAFE Equity Index Fund - Class A
   Legacy Plus                                                 --     9.81           --    0.00%     0.75%     18.18%
Scudder VIT Equity 500 Index Fund - Class A
   Legacy Plus                                              1,857    10.15       18,849    1.05%     0.75%      9.77%
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor I & II                                 7,269    11.57       84,137    0.00%     0.75%     15.91%
   Platinum Investor III                                   29,137    11.59      337,687    0.00%     0.70%     15.97%
   Platinum Investor PLUS                                   6,198    12.31       76,281    0.00%     0.70%     15.97%
   Platinum Investor Survivor                               1,019    11.68       11,899    0.00%     0.40%     16.32%
   Platinum Investor Survivor II                              448    11.57        5,190    0.00%     0.75%     15.91%
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor I & II                                   247    10.72        2,648    1.65%     0.75%      5.98%
   Platinum Investor III                                   52,736    10.73      565,994    1.80%     0.70%      6.03%

                                   VL-R - 89

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                        Investment
                                                                                          Income    Expense    Total
Divisions                                                Units   Unit Value Net Assets  Ratio (a)  Ratio (b) Return (c)
-----------------------------------------------------------------------------------------------------------------------
SunAmerica - SunAmerica Balanced Portfolio - Class 1 -
  Continued
   Platinum Investor PLUS                                 13,740   $11.07   $   152,117    1.70%     0.70%      6.03%
   Platinum Investor Survivor II                           1,250    10.72        13,403    1.57%     0.75%      5.98%
UIF Equity Growth Portfolio - Class I
   Platinum Investor I & II                              288,941    10.27     2,966,331    0.17%     0.75%      6.97%
   Platinum Investor III                                  79,302     6.89       546,540    0.18%     0.70%      7.02%
   Platinum Investor PLUS                                  4,155    10.98        45,596    0.19%     0.70%      7.02%
   Platinum Investor Survivor                             23,521     6.57       154,598    0.17%     0.40%      7.34%
   Platinum Investor Survivor II                             219     9.69         2,122    0.12%     0.75%      6.97%
UIF High Yield Portfolio - Class I
   Platinum Investor I & II                               93,804    11.14     1,044,759    5.86%     0.75%      8.67%
   Platinum Investor III                                  28,634    11.55       330,711    6.14%     0.70%      8.72%
   Platinum Investor FlexDirector                          1,735    10.79        18,729    0.00%     0.70%      7.94%
   Platinum Investor PLUS                                  2,194    12.90        28,302    5.96%     0.70%      8.72%
   Platinum Investor Survivor                             24,176    10.83       261,899    6.03%     0.40%      9.05%
   Platinum Investor Survivor II                           4,234    12.59        53,299    5.42%     0.75%      8.67%
VALIC Company I - International Equities Fund
   AG Legacy Plus                                         20,142     8.21       165,429    1.50%     0.75%     16.98%
   Platinum Investor I & II                               70,577    10.54       743,609    1.09%     0.75%     16.98%
   Platinum Investor III                                  86,492     9.11       788,095    1.37%     0.70%     17.03%
   Platinum Investor FlexDirector                            349    11.20         3,911    0.09%     0.70%     12.00%
   Platinum Investor PLUS                                  8,032    11.93        95,823    1.49%     0.70%     17.03%
   Platinum Investor Survivor                             13,559     8.07       109,465    1.43%     0.40%     17.39%
   Platinum Investor Survivor II                           1,307    12.40        16,207    1.14%     0.75%     16.98%
VALIC Company I - Mid Cap Index Fund
   AG Legacy Plus                                         24,611    12.87       316,673    0.81%     0.75%     15.18%
   Corporate America                                       6,003    13.98        83,891    0.79%     0.35%     15.64%
   Corporate America (reduced surrender charge)              704    11.26         7,926    0.79%     0.65%     12.64%
   Platinum Investor I & II                              396,205    19.08     7,558,938    0.79%     0.75%     15.18%
   Platinum Investor III                                 430,957    12.53     5,400,920    0.82%     0.70%     15.24%
   Platinum Investor PLUS                                 37,895    12.90       488,950    0.92%     0.70%     15.24%
   Platinum Investor Survivor                             67,872    13.96       947,463    0.83%     0.40%     15.58%
   Platinum Investor Survivor II                          46,722    14.07       657,610    0.73%     0.75%     15.18%
VALIC Company I - Money Market I Fund
   AG Legacy Plus                                         51,953    10.52       546,390    0.80%     0.75%      0.05%
   Corporate America                                       6,349    10.94        69,436    0.34%     0.35%      0.45%
   Corporate America (reduced surrender charge)           27,087    10.02       271,377    0.34%     0.65%      0.19%
   Legacy Plus                                             1,086    11.08        12,032    0.81%     0.75%      0.05%
   Platinum Investor I & II                              947,402    11.59    10,981,940    0.74%     0.75%      0.05%
   Platinum Investor III                               1,222,031    10.44    12,755,775    0.72%     0.70%      0.10%
   Platinum Investor FlexDirector                          4,886    10.01        48,931    0.86%     0.70%      0.14%
   Platinum Investor PLUS                                108,353    10.03     1,086,673    0.58%     0.70%      0.10%
   Platinum Investor Survivor                            356,356    10.92     3,892,926    0.76%     0.40%      0.40%
   Platinum Investor Survivor II                         485,564    10.05     4,880,633    0.82%     0.75%      0.05%

                                   VL-R - 90

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS -CONTINUED

Note G -Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                      Investment
                                                                                        Income    Expense    Total
Divisions                                              Units   Unit Value Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------------------------------------------------------------------------
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor I & II                            195,759   $ 4.85   $   949,081    0.58%     0.75%      9.23%
   Platinum Investor III                               480,541     4.76     2,289,462    0.56%     0.70%      9.28%
   Platinum Investor FlexDirector                           48    10.78           516    1.00%     0.70%      7.84%
   Platinum Investor PLUS                               11,709    13.66       159,943    0.73%     0.70%      9.28%
   Platinum Investor Survivor                           29,567     4.92       145,457    0.65%     0.40%      9.61%
   Platinum Investor Survivor II                        11,333    10.28       116,455    1.05%     0.75%      9.23%
VALIC Company I - Science & Technology Fund
   Platinum Investor I & II                             92,336     3.95       364,650    0.00%     0.75%      0.04%
   Platinum Investor III                               193,053     3.92       756,120    0.00%     0.70%      0.09%
   Platinum Investor FlexDirector                           51     9.96           507    0.00%     0.70%     -0.41%
   Platinum Investor PLUS                                3,497    12.14        42,443    0.00%     0.70%      0.09%
   Platinum Investor Survivor                           16,097     4.01        64,505    0.00%     0.40%      0.39%
   Platinum Investor Survivor II                         1,081     9.11         9,847    0.00%     0.75%      0.04%
VALIC Company I - Small Cap Index Fund
   Corporate America                                     4,416    13.46        59,441    0.82%     0.35%     17.48%
   Platinum Investor I & II                            107,394    13.24     1,421,650    0.84%     0.75%     17.01%
   Platinum Investor III                               215,034    13.03     2,802,678    0.82%     0.70%     17.07%
   Platinum Investor FlexDirector                           32    10.97           349    0.46%     0.70%      9.69%
   Platinum Investor PLUS                               23,667    13.79       326,254    0.98%     0.70%     17.07%
   Platinum Investor Survivor                           20,859    13.43       280,186    0.85%     0.40%     17.42%
   Platinum Investor Survivor II                         3,333    14.83        49,411    0.84%     0.75%     17.01%
VALIC Company I - Stock Index Fund
   AG Legacy Plus                                       70,818     8.35       591,082    1.57%     0.75%      9.68%
   Corporate America                                    14,690     8.36       122,821    1.54%     0.35%     10.12%
   Platinum Investor I & II                          1,406,720    11.44    16,087,376    1.55%     0.75%      9.68%
   Platinum Investor III                             1,990,719     8.65    17,228,974    1.55%     0.70%      9.74%
   Platinum Investor FlexDirector                           87    10.55           916    0.00%     0.70%      5.46%
   Platinum Investor PLUS                               63,224    11.86       749,828    1.64%     0.70%      9.74%
   Platinum Investor Survivor                          437,170     8.35     3,650,823    1.50%     0.40%     10.07%
   Platinum Investor Survivor II                        40,549    11.04       447,627    1.55%     0.75%      9.68%
Van Kampen LIT Emerging Growth Portfolio - Class I
   AG Legacy Plus                                       11,991     4.75        56,964    0.00%     0.75%      6.23%
Van Kampen LIT Government Portfolio - Class I
   AG Legacy Plus                                       13,807    12.90       178,108    4.89%     0.75%      3.39%
Van Kampen LIT Growth and Income Portfolio - Class I
   Platinum Investor I & II                            191,703    11.93     2,287,879    0.96%     0.75%     13.52%
   Platinum Investor III                               242,172    11.95     2,894,060    0.90%     0.70%     13.58%
   Platinum Investor FlexDirector                           32    10.83           343    0.00%     0.70%      8.26%
   Platinum Investor PLUS                               16,160    12.18       196,763    0.82%     0.70%     13.58%
   Platinum Investor Survivor                           16,686    12.05       201,015    1.03%     0.40%     13.92%
   Platinum Investor Survivor II                         6,375    11.93        76,084    0.94%     0.75%     13.52%

                                   VL-R - 91

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                     Investment
                                                                       Income    Expense    Total
Divisions                               Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------------------------------------------------------
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor I & II            100,018   $12.76   $1,276,287    7.19%     0.75%      7.71%
   Platinum Investor III               330,232    12.86    4,246,662    6.58%     0.70%      7.77%
   Platinum Investor FlexDirector           32    10.66          337    0.00%     0.70%      6.58%
   Platinum Investor PLUS               22,057    12.37      272,761    4.95%     0.70%      7.77%
   Platinum Investor Survivor           86,078    12.95    1,114,534    1.13%     0.40%      8.09%
   Platinum Investor Survivor II        23,456    12.65      296,797    2.45%     0.75%      7.71%
Vanguard VIF REIT Index Portfolio
   Corporate America                       708    22.10       15,640    4.59%     0.35%     30.06%
   Platinum Investor I & II             99,576    21.74    2,164,676    2.49%     0.75%     29.54%
   Platinum Investor III               303,258    21.75    6,594,879    2.48%     0.70%     29.60%
   Platinum Investor FlexDirector        3,849    12.10       46,590    0.00%     0.70%     21.03%
   Platinum Investor PLUS               40,045    16.36      655,114    2.42%     0.70%     29.60%
   Platinum Investor Survivor           30,818    22.06      679,778    2.05%     0.40%     29.99%
   Platinum Investor Survivor II        23,561    18.94      446,319    1.46%     0.75%     29.54%

                                   VL-R - 92

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2003 are as follows:

                                                                                         Investment
                                                                                           Income    Expense    Total
Divisions                                                   Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund - Series I
   AG Legacy Plus                                           17,769   $ 6.53   $  116,061     0.48%    0.75%     28.10%
   Corporate America                                         6,858     6.30       43,188     0.57%    0.35%     28.61%
   Platinum Investor I & II                                328,864     9.04    2,972,642     0.51%    0.75%     28.10%
   Platinum Investor III                                   120,999     7.59      917,986     0.60%    0.70%     28.16%
   Platinum Investor PLUS                                    3,813    10.50       40,027     0.82%    0.70%     28.16%
   Platinum Investor Survivor                               46,420     6.29      292,156     0.52%    0.40%     28.55%
   Platinum Investor Survivor II                             1,195    11.00       13,144     0.51%    0.75%     28.10%
AIM V.I. Premier Equity Fund - Series I
   Corporate America                                         5,993     5.92       35,462     0.30%    0.35%     24.64%
   Legacy Plus                                                  --     6.34           --     0.00%    0.75%     20.44%
   Platinum Investor I & II                                856,369     9.47    8,106,816     0.29%    0.75%     24.15%
   Platinum Investor III                                   433,128     7.04    3,047,453     0.33%    0.70%     24.21%
   Platinum Investor PLUS                                    8,904    10.21       90,916     0.46%    0.70%     24.21%
   Platinum Investor Survivor                              109,492     5.91      647,508     0.31%    0.40%     24.58%
   Platinum Investor Survivor II                             4,149     8.81       36,534     0.33%    0.75%     24.15%
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor III                                    18,007    12.05      217,007     0.00%    0.70%     20.51%
   Platinum Investor PLUS                                    1,206    12.05       14,534     0.00%    0.70%     20.51%
   Platinum Investor Survivor                                  138    12.08        1,666     0.00%    0.40%     20.75%
   Platinum Investor Survivor II                               103    12.05        1,236     0.00%    0.75%     20.47%
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor III                                    18,785    13.58      255,035     0.00%    0.70%     35.76%
   Platinum Investor PLUS                                      985    13.58       13,374     0.00%    0.70%     35.76%
   Platinum Investor Survivor                                2,174    13.60       29,576     0.00%    0.40%     36.03%
   Platinum Investor Survivor II                               343    13.57        4,651     0.00%    0.75%     35.72%
American Century VP Value Fund - Class I
   AG Legacy Plus                                           30,836    14.83      457,376     1.07%    0.75%     28.00%
   Corporate America                                         4,675    13.57       63,443     1.07%    0.35%     28.51%
   Platinum Investor I & II                                210,667    13.40    2,822,824     0.96%    0.75%     28.00%
   Platinum Investor III                                   369,463    13.31    4,919,113     0.80%    0.70%     28.06%
   Platinum Investor PLUS                                   20,510    11.28      231,350     0.69%    0.70%     28.06%
   Platinum Investor Survivor                               25,525    13.55      345,829     0.72%    0.40%     28.44%
   Platinum Investor Survivor II                            66,916    11.80      789,838     0.79%    0.75%     28.00%
Ayco Growth Fund
   Platinum Investor I & II                                     --     8.36           --     0.47%    0.75%     26.35%
   Platinum Investor III                                        --     8.38           --     0.52%    0.70%     26.41%
   Platinum Investor PLUS                                       --    10.23           --   120.86%    0.70%     26.41%
   Platinum Investor Survivor                                   --     8.45           --     0.86%    0.40%     26.78%
   Platinum Investor Survivor II                                --     8.89           --     0.83%    0.75%     26.35%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor I & II                                 46,817     7.43      347,984     0.00%    0.75%     47.44%
   Platinum Investor III                                   114,690     7.28      834,569     0.00%    0.70%     47.51%
   Platinum Investor PLUS                                    3,837    11.62       44,567     0.00%    0.70%     47.51%

                                   VL-R - 93

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2003 are as follows:

                                                                                        Investment
                                                                                          Income    Expense    Total
Divisions                                                  Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
-----------------------------------------------------------------------------------------------------------------------
Credit Suisse Small Cap Growth Portfolio - Continued
   Platinum Investor Survivor                               4,530   $ 7.52   $   34,045    0.00%     0.40%     47.95%
   Platinum Investor Survivor II                              749    11.01        8,249    0.00%     0.75%     47.44%
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor I & II                                73,021    10.70      781,298    0.29%     0.75%     30.74%
   Platinum Investor III                                  161,611    10.52    1,699,951    0.30%     0.70%     30.80%
   Platinum Investor PLUS                                  11,054    11.05      122,113    0.39%     0.70%     30.80%
   Platinum Investor Survivor                              18,763    10.82      202,999    0.27%     0.40%     31.20%
   Platinum Investor Survivor II                            4,400    12.11       53,278    0.36%     0.75%     30.74%
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Corporate America                                       12,360    10.38      128,308    0.03%     0.35%     31.23%
   Platinum Investor I & II                               405,482    12.59    5,106,276    0.03%     0.75%     30.71%
   Platinum Investor III                                  377,518     9.70    3,660,894    0.03%     0.70%     30.77%
   Platinum Investor PLUS                                  14,951    10.47      156,515    0.04%     0.70%     30.77%
   Platinum Investor Survivor                              58,620    10.37      608,130    0.04%     0.40%     31.16%
   Platinum Investor Survivor II                           43,134    11.38      490,913    0.04%     0.75%     30.71%
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Corporate America                                        7,084    12.97       91,852    4.08%     0.35%      4.58%
   Platinum Investor I & II                               351,864    12.99    4,571,955    3.97%     0.75%      4.16%
   Platinum Investor III                                  210,671    12.30    2,591,291    4.04%     0.70%      4.21%
   Platinum Investor PLUS                                  12,455    10.90      135,822    4.16%     0.70%      4.21%
   Platinum Investor Survivor                              22,659    12.96      293,621    4.08%     0.40%      4.52%
   Platinum Investor Survivor II                            4,881    10.95       53,463    4.05%     0.75%      4.16%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   AG Legacy Plus                                          13,924    10.24      142,609    2.47%     0.75%     16.78%
   Platinum Investor I & II                               194,550     9.75    1,896,730    3.14%     0.75%     16.78%
   Platinum Investor III                                  146,922     9.72    1,428,653    2.37%     0.70%     16.84%
   Platinum Investor PLUS                                   7,471    11.12       83,043    1.34%     0.70%     16.84%
   Platinum Investor Survivor                               8,861     9.86       87,351    3.52%     0.40%     17.19%
   Platinum Investor Survivor II                            7,874    10.86       85,505    2.22%     0.75%     16.78%
Fidelity VIP Contrafund Portfolio - Service Class 2
   AG Legacy Plus                                          37,472    10.85      406,531    0.24%     0.75%     27.24%
   Corporate America                                        5,102     9.63       49,147    0.29%     0.35%     27.75%
   Platinum Investor I & II                               275,267     9.51    2,618,131    0.26%     0.75%     27.24%
   Platinum Investor III                                  578,962     9.38    5,432,050    0.23%     0.70%     27.30%
   Platinum Investor PLUS                                  28,350    11.23      318,302    0.09%     0.70%     27.30%
   Platinum Investor Survivor                              37,768     9.62      363,221    0.54%     0.40%     27.68%
   Platinum Investor Survivor II                            8,993    11.84      106,506    0.19%     0.75%     27.24%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   AG Legacy Plus                                          53,210     9.98      531,275    1.36%     0.75%     29.06%
   Corporate America                                       19,278    10.22      197,063    1.46%     0.35%     29.57%
   Platinum Investor I & II                               301,311    10.09    3,041,231    1.46%     0.75%     29.06%
   Platinum Investor III                                  618,890    10.10    6,252,170    1.23%     0.70%     29.12%
   Platinum Investor PLUS                                  28,808    10.88      313,370    0.72%     0.70%     29.12%

                                   VL-R - 94

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2003 are as follows:

                                                                                                 Investment
                                                                                                   Income    Expense    Total
Divisions                                                          Units  Unit Value Net Assets  Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Service Class 2 -
  Continued
   Platinum Investor Survivor                                      65,789   $10.21   $671,430.00    2.70%     0.40%     29.51%
   Platinum Investor Survivor II                                   31,375    11.04       346,431    1.49%     0.75%     29.06%
Fidelity VIP Growth Portfolio - Service Class 2
   AG Legacy Plus                                                  25,346     7.93       201,055    0.10%     0.75%     31.55%
   Corporate America                                                5,536     6.72        37,208    0.10%     0.35%     32.08%
   Platinum Investor I & II                                       301,685     6.64     2,002,210    0.10%     0.75%     31.55%
   Platinum Investor III                                          806,359     6.57     5,300,495    0.09%     0.70%     31.62%
   Platinum Investor PLUS                                          35,338    10.58       373,837    0.03%     0.70%     31.62%
   Platinum Investor Survivor                                      84,756     6.71       568,779    0.20%     0.40%     32.01%
   Platinum Investor Survivor II                                   33,499     9.41       315,255    0.11%     0.75%     31.55%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor I & II                                        13,930    14.00       194,978    0.00%     0.75%     39.97%
   Platinum Investor III                                            7,590    14.00       106,267    0.00%     0.70%     40.01%
   Platinum Investor PLUS                                           1,083    14.00        15,161    0.00%     0.70%     40.01%
   Platinum Investor Survivor II                                      646    14.00         9,039    0.00%     0.75%     39.97%
Franklin Templeton - Franklin Small Cap Fund - Class 2
   AG Legacy Plus                                                  21,351     6.34       135,309    0.00%     0.75%     36.22%
Franklin Templeton - Franklin Small Cap Value Securities Fund -
  Class 2
   Platinum Investor I & II                                           823    13.27        10,925    0.00%     0.75%     32.71%
   Platinum Investor III                                           13,920    13.28       184,793    0.01%     0.70%     32.75%
   Platinum Investor PLUS                                           2,274    13.28        30,194    0.00%     0.70%     32.75%
   Platinum Investor Survivor                                         954    13.30        12,687    0.00%     0.40%     33.02%
   Platinum Investor Survivor II                                      407    13.27         5,400    0.00%     0.75%     32.71%
Franklin Templeton - Franklin U.S. Government Fund - Class 2
   Platinum Investor I & II                                        29,978    11.09       332,384    4.44%     0.75%      1.45%
   Platinum Investor III                                          993,247    11.10    11,023,739    4.48%     0.70%      1.50%
   Platinum Investor PLUS                                          32,257    10.74       346,310    8.97%     0.70%      1.50%
   Platinum Investor Survivor                                         307    11.17         3,422    9.35%     0.40%      1.81%
   Platinum Investor Survivor II                                    4,440    11.09        49,231    2.42%     0.75%      1.45%
Franklin Templeton - Mutual Shares Securities Fund - Class 2
   Platinum Investor I & II                                        24,270    10.88       264,074    0.65%     0.75%     24.21%
   Platinum Investor III                                          498,453    10.89     5,428,832    1.01%     0.70%     24.28%
   Platinum Investor PLUS                                           9,047    10.71        96,887    0.81%     0.70%     24.28%
   Platinum Investor Survivor                                       2,452    10.96        26,861    0.59%     0.40%     24.65%
   Platinum Investor Survivor II                                   16,089    10.88       175,057    0.99%     0.75%     24.21%
Franklin Templeton - Templeton Foreign Securities Fund - Class 2
   AG Legacy Plus                                                  13,455     8.43       113,465    1.09%     0.75%     31.23%
   Platinum Investor I & II                                        54,774    10.55       578,054    1.04%     0.75%     31.23%
   Platinum Investor III                                          514,133    10.56     5,431,242    1.63%     0.70%     31.29%
   Platinum Investor PLUS                                           4,611    10.21        47,094    0.83%     0.70%     31.29%
   Platinum Investor Survivor                                       5,955    10.63        63,285    0.15%     0.40%     31.69%
   Platinum Investor Survivor II                                   26,168    10.55       276,165    1.34%     0.75%     31.23%

                                   VL-R - 95

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2003 are as follows:

                                                                                           Investment
                                                                                             Income    Expense    Total
Divisions                                                     Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Growth Fund
   Platinum Investor I & II                                   14,861   $ 8.55   $  127,035    0.00%     0.75%      2.21%
   Platinum Investor III                                      16,224     8.56      138,901    0.00%     0.70%      2.22%
   Platinum Investor PLUS                                        115    10.46        1,202    0.00%     0.70%      2.22%
   Platinum Investor Survivor                                740,038     8.64    6,394,727    0.00%     0.40%      2.23%
   Platinum Investor Survivor II                             202,510     9.08    1,839,317    0.00%     0.75%      2.21%
Janus Aspen Series International Growth Portfolio - Service
  Shares
   Corporate America                                           3,219     6.78       21,839    1.12%     0.35%     34.06%
   Platinum Investor I & II                                   84,575     6.70      566,508    0.97%     0.75%     33.53%
   Platinum Investor III                                     184,544     6.65    1,227,085    0.93%     0.70%     33.60%
   Platinum Investor PLUS                                      3,647    10.66       38,856    0.94%     0.70%     33.60%
   Platinum Investor Survivor                                 35,446     6.77      240,071    1.09%     0.40%     34.00%
   Platinum Investor Survivor II                               4,343    10.53       45,738    1.20%     0.75%     33.53%
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
   Corporate America                                           2,344     4.50       10,540    0.00%     0.35%     34.29%
   Platinum Investor I & II                                   52,305     4.44      232,264    0.00%     0.75%     33.76%
   Platinum Investor III                                     377,143     4.33    1,633,083    0.00%     0.70%     33.82%
   Platinum Investor PLUS                                      6,125    11.31       69,306    0.00%     0.70%     33.82%
   Platinum Investor Survivor                                 29,454     4.49      132,254    0.00%     0.40%     34.23%
   Platinum Investor Survivor II                                 996    10.11       10,066    0.00%     0.75%     33.76%
Janus Aspen Series Worldwide Growth Portfolio - Service
  Shares
   Corporate America                                          10,759     6.34       68,223    0.91%     0.35%     23.25%
   Platinum Investor I & II                                  128,751     6.26      806,098    0.94%     0.75%     22.76%
   Platinum Investor III                                     314,555     6.20    1,951,654    0.84%     0.70%     22.82%
   Platinum Investor PLUS                                      8,332     9.91       82,556    0.88%     0.70%     22.82%
   Platinum Investor Survivor                                 36,703     6.33      232,358    0.94%     0.40%     23.19%
   Platinum Investor Survivor II                              28,353     9.49      269,186    0.61%     0.75%     22.76%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor I & II                                       39    12.37          482    0.00%     0.75%     23.67%
   Platinum Investor III                                       9,332    12.37      115,457    0.00%     0.70%     23.72%
   Platinum Investor PLUS                                        139    12.37        1,723    0.00%     0.70%     23.72%
   Platinum Investor Survivor II                                 359    12.37        4,435    0.00%     0.75%     23.67%
JPMorgan Small Company Portfolio
   Platinum Investor I & II                                   24,698     9.04      223,279    0.00%     0.75%     34.96%
   Platinum Investor III                                      62,123     8.89      552,395    0.00%     0.70%     35.03%
   Platinum Investor PLUS                                      1,545    11.07       17,103    0.00%     0.70%     35.03%
   Platinum Investor Survivor                                  1,101     9.14       10,060    0.00%     0.40%     35.43%
   Platinum Investor Survivor II                                 469    11.62        5,450    0.00%     0.75%     34.96%
MFS VIT Capital Opportunities Series - Initial Class
   Corporate America                                           3,396     6.05       20,562    0.21%     0.35%     26.94%
   Platinum Investor I & II                                  123,819     5.98      740,269    0.26%     0.75%     26.44%
   Platinum Investor III                                     351,732     6.03    2,121,183    0.22%     0.70%     26.50%
   Platinum Investor PLUS                                     13,208    10.16      134,162    0.13%     0.70%     26.50%

                                   VL-R - 96

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2003 are as follows:

                                                                                                Investment
                                                                                                  Income    Expense    Total
Divisions                                                          Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Capital Opportunities Series - Initial Class - Continued
   Platinum Investor Survivor                                      42,350   $ 6.05   $  256,019    0.22%     0.40%     26.88%
   Platinum Investor Survivor II                                    2,444     9.26       22,624    0.23%     0.75%     26.44%
MFS VIT Emerging Growth Series - Initial Class
   AG Legacy Plus                                                   9,716     9.57       92,944    0.00%     0.75%     29.25%
   Corporate America                                                1,272     4.40        5,594    0.00%     0.35%     29.77%
   Platinum Investor I & II                                       707,829     9.31    6,592,132    0.00%     0.75%     29.25%
   Platinum Investor III                                          710,798     4.93    3,503,311    0.00%     0.70%     29.32%
   Platinum Investor PLUS                                          10,988    10.38      114,037    0.00%     0.70%     29.32%
   Platinum Investor Survivor                                     128,450     4.39      564,347    0.00%     0.40%     29.71%
   Platinum Investor Survivor II                                    2,081     8.93       18,588    0.00%     0.75%     29.25%
MFS VIT New Discovery Series - Initial Class
   AG Legacy Plus                                                  11,867     7.40       87,852    0.00%     0.75%     32.72%
   Corporate America                                                4,165     8.03       33,449    0.00%     0.35%     33.25%
   Platinum Investor I & II                                       118,366     7.93      938,613    0.00%     0.75%     32.72%
   Platinum Investor III                                          209,507     7.76    1,626,577    0.00%     0.70%     32.79%
   Platinum Investor PLUS                                           7,988    10.55       84,253    0.00%     0.70%     32.79%
   Platinum Investor Survivor                                      12,890     8.02      103,356    0.00%     0.40%     33.18%
   Platinum Investor Survivor II                                   20,459    10.17      208,046    0.00%     0.75%     32.72%
MFS VIT Research Series - Initial Class
   Corporate America                                                3,197     6.60       21,110    0.49%     0.35%     24.27%
   Platinum Investor I & II                                        45,499     6.52      296,621    0.62%     0.75%     23.77%
   Platinum Investor III                                          127,774     6.49      829,360    0.60%     0.70%     23.84%
   Platinum Investor PLUS                                           3,326    10.26       34,120    0.32%     0.70%     23.84%
   Platinum Investor Survivor                                      10,143     6.59       66,864    0.69%     0.40%     24.21%
   Platinum Investor Survivor II                                    3,856     9.56       36,872    0.50%     0.75%     23.77%
MFS VIT Total Return Series - Initial Class
   AG Legacy Plus                                                 133,539     5.64      752,783    1.61%     0.75%     15.45%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Corporate America                                                1,001     5.61        5,612    0.00%     0.35%     27.62%
   Platinum Investor I & II                                        51,089     5.54      282,942    0.00%     0.75%     27.11%
   Platinum Investor III                                          246,565     5.44    1,342,011    0.00%     0.70%     27.18%
   Platinum Investor PLUS                                           9,135    10.15       92,709    0.00%     0.70%     27.18%
   Platinum Investor Survivor                                      14,189     5.60       79,457    0.00%     0.40%     27.56%
   Platinum Investor Survivor II                                    6,290     9.32       58,612    0.00%     0.75%     27.11%
Neuberger Berman AMT Partners Portfolio - Class I
   AG Legacy Plus                                                  12,144     9.60      116,594    0.00%     0.75%     34.08%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor I & II                                             2    11.87           18    0.00%     0.75%     18.74%
   Platinum Investor III                                            5,675    11.88       67,413    0.00%     0.70%     18.78%
   Platinum Investor PLUS                                             491    11.88        5,829    0.00%     0.70%     18.78%
   Platinum Investor Survivor                                         433    11.90        5,158    0.00%     0.40%     19.02%
   Platinum Investor Survivor II                                    3,197    11.87       37,965    0.00%     0.75%     18.74%

                                   VL-R - 97

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2003 are as follows:

                                                                                         Investment
                                                                                           Income    Expense    Total
Divisions                                                   Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Platinum Investor I & II                                  2,681   $14.22   $   38,121    0.00%     0.75%     42.19%
   Platinum Investor III                                     7,964    14.22      113,286    0.00%     0.70%     42.24%
   Platinum Investor PLUS                                      254    14.22        3,614    0.00%     0.70%     42.24%
   Platinum Investor Survivor                                1,271    14.25       18,122    0.00%     0.40%     42.53%
   Platinum Investor Survivor II                               316    14.22        4,494    0.00%     0.75%     42.19%
Oppenheimer High Income Fund/VA - Non-Service Shares
   AG Legacy Plus                                            6,177    11.57       71,478    9.13%     0.75%     23.03%
PIMCO VIT Real Return Portfolio - Administrative Class
   AG Legacy Plus                                           46,648    12.95      604,251    2.34%     0.75%      8.04%
   Corporate America                                         2,415    14.29       34,504    2.87%     0.35%      8.47%
   Platinum Investor I & II                                115,773    14.11    1,633,587    2.41%     0.75%      8.04%
   Platinum Investor III                                   357,225    14.16    5,058,921    2.55%     0.70%      8.10%
   Platinum Investor PLUS                                   19,594    11.96      234,262    2.38%     0.70%      8.10%
   Platinum Investor Survivor                               55,992    14.27      798,850    2.66%     0.40%      8.42%
   Platinum Investor Survivor II                            12,541    12.12      152,019    2.32%     0.75%      8.04%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Corporate America                                        15,920    11.19      178,227    1.65%     0.35%      1.69%
   Platinum Investor I & II                                198,676    11.05    2,196,210    2.23%     0.75%      1.29%
   Platinum Investor III                                   136,457    11.06    1,509,539    1.59%     0.70%      1.34%
   Platinum Investor PLUS                                    5,065    10.30       52,148    1.40%     0.70%      1.34%
   Platinum Investor Survivor                               22,482    11.18      251,288    1.66%     0.40%      1.64%
   Platinum Investor Survivor II                            29,761    10.40      309,375    1.79%     0.75%      1.29%
PIMCO VIT Total Return Portfolio - Administrative Class
   AG Legacy Plus                                           35,437    11.94      423,015    2.68%     0.75%      4.26%
   Corporate America                                         6,930    12.67       87,796    3.00%     0.35%      4.68%
   Platinum Investor I & II                                258,775    12.51    3,237,164    2.85%     0.75%      4.26%
   Platinum Investor III                                   437,126    12.57    5,495,000    2.98%     0.70%      4.31%
   Platinum Investor PLUS                                   24,496    10.96      268,413    2.72%     0.70%      4.31%
   Platinum Investor Survivor                               51,352    12.65      649,546    2.80%     0.40%      4.63%
   Platinum Investor Survivor II                            52,389    11.07      579,689    3.31%     0.75%      4.26%
Putnam VT Diversified Income Fund - Class IB
   AG Legacy Plus                                            8,850    12.66      112,000    8.11%     0.75%     19.15%
   Corporate America                                       294,605    12.87    3,792,813    7.25%     0.35%     19.63%
   Platinum Investor I & II                                 89,892    12.22    1,098,789    9.11%     0.75%     19.15%
   Platinum Investor III                                    57,820    13.09      756,793    6.90%     0.70%     19.21%
   Platinum Investor PLUS                                    4,230    12.13       51,314    3.90%     0.70%     19.21%
   Platinum Investor Survivor                                4,357    12.87       56,062    8.28%     0.40%     19.57%
   Platinum Investor Survivor II                               122    12.47        1,524    0.00%     0.75%     19.15%
Putnam VT Growth and Income Fund - Class IB
   Corporate America                                       371,886    10.16    3,778,936    1.40%     0.35%     26.94%
   Platinum Investor I & II                                509,573    10.57    5,386,247    1.85%     0.75%     26.43%
   Platinum Investor III                                   467,361     9.54    4,459,408    1.57%     0.70%     26.49%
   Platinum Investor PLUS                                   13,002    10.68      138,850    1.12%     0.70%     26.49%

                                   VL-R - 98

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2003 are as follows:

                                                                                                Investment
                                                                                                  Income    Expense    Total
Divisions                                                          Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB - Continued
   Platinum Investor Survivor                                      70,398   $10.15   $  714,878    1.73%     0.40%     26.87%
   Platinum Investor Survivor II                                    4,092    10.48       42,897    1.32%     0.75%     26.43%
Putnam VT International Growth and Income Fund - Class IB
   Corporate America                                                1,334     9.20       12,264    0.00%     0.35%     37.37%
   Platinum Investor I & II                                       239,580    10.72    2,568,951    1.40%     0.75%     36.82%
   Platinum Investor III                                          198,598     9.49    1,884,181    1.43%     0.70%     36.89%
   Platinum Investor PLUS                                           4,529    11.15       50,500    0.85%     0.70%     36.89%
   Platinum Investor Survivor                                      43,197     9.19      396,996    2.62%     0.40%     37.30%
   Platinum Investor Survivor II                                   12,397    12.12      150,271    1.33%     0.75%     36.82%
Putnam VT Small Cap Value Fund - Class IB
   AG Legacy Plus                                                  25,739    15.81      407,015    0.33%     0.75%     48.53%
Putnam VT Vista Fund - Class IB
   AG Legacy Plus                                                  15,464     4.73       73,086    0.00%     0.75%     32.17%
Putnam VT Voyager Fund - Class IB
   AG Legacy Plus                                                  48,322     5.52      266,775    0.37%     0.75%     23.98%
Safeco RST Core Equity Portfolio
   Platinum Investor I & II                                       276,177     8.77    2,421,492    0.89%     0.75%     23.85%
   Platinum Investor III                                           63,936     7.64      488,773    1.08%     0.70%     23.91%
   Platinum Investor PLUS                                             838    10.47        8,774    1.36%     0.70%     23.91%
   Platinum Investor Survivor                                      32,237     7.31      235,796    1.04%     0.40%     24.28%
   Platinum Investor Survivor II                                      187     9.24        1,733    1.11%     0.75%     23.85%
Safeco RST Growth Opportunities Portfolio
   Corporate America                                                3,371     8.87       29,895    0.00%     0.35%     42.44%
   Platinum Investor I & II                                       396,491     8.69    3,446,391    0.00%     0.75%     41.87%
   Platinum Investor III                                          120,957     9.29    1,124,048    0.00%     0.70%     41.95%
   Platinum Investor PLUS                                           3,567    10.04       35,811    0.00%     0.70%     41.95%
   Platinum Investor Survivor                                      17,018     8.86      150,834    0.00%     0.40%     42.37%
   Platinum Investor Survivor II                                   23,243    10.41      242,035    0.00%     0.75%     41.87%
Scudder VIT EAFE Equity Index Fund - Class A
   Legacy Plus                                                         --     8.30           --    0.00%     0.75%     32.36%
Scudder VIT Equity 500 Index Fund - Class A
   Legacy Plus                                                      1,670     9.25       15,448    1.15%     0.75%     27.20%
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor I & II                                         7,575     9.99       75,636    0.00%     0.75%     27.50%
   Platinum Investor III                                           14,418     9.99      144,087    0.00%     0.70%     27.56%
   Platinum Investor PLUS                                           1,974    10.61       20,949    0.00%     0.70%     27.56%
   Platinum Investor Survivor II                                      329     9.99        3,284    0.00%     0.75%     27.50%
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor I & II                                           195    10.11        1,968    2.38%     0.75%     14.26%
   Platinum Investor III                                           28,434    10.12      287,813    2.66%     0.70%     14.31%
   Platinum Investor PLUS                                           6,452    10.44       67,366    3.13%     0.70%     14.31%
   Platinum Investor Survivor II                                      407    10.11        4,119    0.00%     0.75%     14.26%

                                   VL-R - 99

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2003 are as follows:

                                                                               Investment
                                                                                 Income    Expense    Total
Divisions                                       Units   Unit Value Net Assets  Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------------------------------------------------------------
UIF Equity Growth Portfolio - Class I
   Platinum Investor I & II                     326,206   $ 9.60   $ 3,130,767    0.00%     0.75%     23.99%
   Platinum Investor III                         66,650     6.44       429,207    0.00%     0.70%     24.06%
   Platinum Investor PLUS                         1,975    10.26        20,256    0.00%     0.70%     24.06%
   Platinum Investor Survivor                    30,141     6.12       184,561    0.00%     0.40%     24.43%
   Platinum Investor Survivor II                    141     9.06         1,280    0.00%     0.75%     23.99%
UIF High Yield Portfolio - Class I
   Platinum Investor I & II                     126,400    10.25     1,295,523    0.00%     0.75%     24.77%
   Platinum Investor III                         20,941    10.62       222,461    0.00%     0.70%     24.83%
   Platinum Investor PLUS                           432    11.86         5,121    0.00%     0.70%     24.83%
   Platinum Investor Survivor                    24,802     9.93       246,395    0.00%     0.40%     25.21%
   Platinum Investor Survivor II                  3,683    11.58        42,672    0.00%     0.75%     24.77%
VALIC Company I - International Equities Fund
   AG Legacy Plus                                14,398     7.02       101,091    1.46%     0.75%     28.67%
   Platinum Investor I & II                     122,430     9.01     1,102,745    1.35%     0.75%     28.67%
   Platinum Investor III                         67,471     7.79       525,299    1.44%     0.70%     28.73%
   Platinum Investor PLUS                         3,724    10.19        37,962    2.18%     0.70%     28.73%
   Platinum Investor Survivor                    12,165     6.88        83,664    1.61%     0.40%     29.12%
   Platinum Investor Survivor II                    347    10.60         3,680    1.13%     0.75%     28.67%
VALIC Company I - Mid Cap Index Fund
   AG Legacy Plus                                19,915    11.17       222,472    0.66%     0.75%     34.11%
   Corporate America                              6,985    12.09        84,411    0.67%     0.35%     34.65%
   Platinum Investor I & II                     473,968    16.56     7,850,709    0.65%     0.75%     34.11%
   Platinum Investor III                        355,307    10.88     3,864,025    0.67%     0.70%     34.18%
   Platinum Investor PLUS                        15,183    11.20       169,998    0.77%     0.70%     34.18%
   Platinum Investor Survivor                    65,007    12.08       785,117    0.67%     0.40%     34.58%
   Platinum Investor Survivor II                 34,488    12.22       421,438    0.63%     0.75%     34.11%
VALIC Company I - Money Market I Fund
   AG Legacy Plus                                54,423    10.51       572,075    0.59%     0.75%     -0.15%
   Corporate America                              5,236    10.89        57,007    0.20%     0.35%      0.25%
   Legacy Plus                                    1,003    11.07        11,107    0.60%     0.75%     -0.15%
   Platinum Investor I & II                   1,187,067    11.59    13,752,956    0.59%     0.75%     -0.15%
   Platinum Investor III                      1,157,750    10.43    12,072,544    0.64%     0.70%     -0.10%
   Platinum Investor PLUS                        98,210    10.02       983,952    0.77%     0.70%     -0.10%
   Platinum Investor Survivor                   380,198    10.88     4,136,738    0.58%     0.40%      0.20%
   Platinum Investor Survivor II                506,784    10.05     5,091,299    0.62%     0.75%     -0.15%
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor I & II                     175,463     4.44       778,806    0.00%     0.75%     48.16%
   Platinum Investor III                        458,384     4.36     1,998,388    0.00%     0.70%     48.24%
   Platinum Investor PLUS                         5,849    12.50        73,115    0.00%     0.70%     48.24%
   Platinum Investor Survivor                    20,392     4.49        91,524    0.00%     0.40%     48.68%
   Platinum Investor Survivor II                    162     9.41         1,520    0.00%     0.75%     48.16%


                                  VL-R - 100

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2003 are as follows:

                                                                                      Investment
                                                                                        Income    Expense    Total
Divisions                                              Units   Unit Value Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------------------------------------------------------------------------
VALIC Company I - Science & Technology Fund
   Platinum Investor I & II                             49,200   $ 3.95   $   194,220    0.00%     0.75%     50.34%
   Platinum Investor III                               164,694     3.91       644,460    0.00%     0.70%     50.42%
   Platinum Investor PLUS                                2,392    12.13        29,006    0.00%     0.70%     50.42%
   Platinum Investor Survivor                           13,270     3.99        52,968    0.00%     0.40%     50.87%
   Platinum Investor Survivor II                           702     9.11         6,393    0.00%     0.75%     50.34%
VALIC Company I - Small Cap Index Fund
   Corporate America                                     4,923    11.46        56,403    0.54%     0.35%     45.95%
   Platinum Investor I & II                            132,279    11.31     1,496,516    0.51%     0.75%     45.37%
   Platinum Investor III                               150,669    11.13     1,677,464    0.50%     0.70%     45.44%
   Platinum Investor PLUS                                7,881    11.78        92,804    0.50%     0.70%     45.44%
   Platinum Investor Survivor                           26,367    11.44       301,623    0.51%     0.40%     45.88%
   Platinum Investor Survivor II                         1,939    12.67        24,572    0.55%     0.75%     45.37%
VALIC Company I - Stock Index Fund
   AG Legacy Plus                                       40,926     7.61       311,432    1.31%     0.75%     27.24%
   Corporate America                                    14,966     7.59       113,624    1.35%     0.35%     27.75%
   Platinum Investor I & II                          1,600,529    10.43    16,687,793    1.31%     0.75%     27.24%
   Platinum Investor III                             2,468,374     7.89    19,467,096    1.39%     0.70%     27.31%
   Platinum Investor PLUS                               42,167    10.81       455,713    1.42%     0.70%     27.31%
   Platinum Investor Survivor                          685,168     7.59     5,198,479    1.33%     0.40%     27.69%
   Platinum Investor Survivor II                       172,218    10.06     1,733,298    1.28%     0.75%     27.24%
Van Kampen LIT Emerging Growth Portfolio - Class I
   AG Legacy Plus                                       13,282     4.47        59,393    0.00%     0.75%     26.39%
Van Kampen LIT Government Portfolio - Class I
   AG Legacy Plus                                       13,082    12.48       163,224    4.12%     0.75%      0.99%
Van Kampen LIT Growth and Income Portfolio - Class I
   Platinum Investor I & II                            178,503    10.51     1,876,564    0.86%     0.75%     27.07%
   Platinum Investor III                               155,250    10.52     1,633,472    0.92%     0.70%     27.14%
   Platinum Investor PLUS                                9,593    10.72       102,840    0.39%     0.70%     27.14%
   Platinum Investor Survivor                           15,154    10.57       160,247    1.05%     0.40%     27.52%
   Platinum Investor Survivor II                         4,494    10.51        47,245    0.19%     0.75%     27.07%
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor I & II                             73,461    11.85       870,269    5.46%     0.75%     16.00%
   Platinum Investor III                               203,425    11.93     2,427,400    4.89%     0.70%     16.05%
   Platinum Investor PLUS                                9,286    11.47       106,560    3.50%     0.70%     16.05%
   Platinum Investor Survivor                           71,234    11.98       853,280    6.64%     0.40%     16.40%
   Platinum Investor Survivor II                         3,152    11.75        37,022    4.95%     0.75%     16.00%
Vanguard VIF REIT Index Portfolio
   Corporate America                                     3,843    17.00        65,316    4.03%     0.35%     35.01%
   Platinum Investor I & II                             79,522    16.78     1,334,528    3.21%     0.75%     34.47%
   Platinum Investor III                               239,528    16.78     4,019,190    3.13%     0.70%     34.54%
   Platinum Investor PLUS                               14,257    12.62       179,968    3.25%     0.70%     34.54%
   Platinum Investor Survivor                           21,216    16.97       360,003    3.42%     0.40%     34.94%
   Platinum Investor Survivor II                         9,515    14.62       139,141    2.95%     0.75%     34.47%


                                  VL-R - 101

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2002 are as follows:

                                                                                 Investment
                                                                                   Income    Expense    Total
Divisions                                           Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
   The One VUL Solution                                 --   $ 4.77   $       --    0.00%     0.75%     -24.92%
AIM V.I. International Growth Fund - Series I
   AG Legacy Plus                                   22,776     5.10      116,132    0.77%     0.75%     -16.30%
   Corporate America                                 5,928     4.90       29,029    0.16%     0.35%     -15.97%
   Platinum Investor I & II                        368,831     7.06    2,602,616    0.60%     0.75%     -16.30%
   Platinum Investor III                            77,922     5.92      461,268    0.76%     0.70%     -16.26%
   Platinum Investor PLUS                              480     8.19        3,927    0.81%     0.70%       0.00%
   Platinum Investor Survivor                       50,094     4.90      245,264    0.63%     0.40%     -16.01%
   Platinum Investor Survivor II                     1,368     8.59       11,750    1.20%     0.75%       0.00%
   The One VUL Solution                                 --     4.65           --    1.13%     0.75%     -16.31%
AIM V.I. Premier Equity Fund - Series I
   Corporate America                                 6,136     4.75       29,131    0.07%     0.35%     -30.50%
   Legacy Plus                                           1     5.27            3    0.00%     0.75%     -30.78%
   Platinum Investor I & II                        957,563     7.63    7,301,703    0.32%     0.75%     -30.78%
   Platinum Investor III                           347,063     5.66    1,965,988    0.44%     0.70%     -30.75%
   Platinum Investor PLUS                            1,706     8.22       14,024    0.81%     0.70%       0.00%
   Platinum Investor Survivor                      105,247     4.75      499,599    0.34%     0.40%     -30.54%
   Platinum Investor Survivor II                     3,438     7.09       24,384    0.80%     0.75%       0.00%
American Century VP Value Fund - Class I
   AG Legacy Plus                                   32,212    11.59      373,282    0.85%     0.75%     -13.27%
   Corporate America                                 5,131    10.56       54,184    0.56%     0.35%     -12.93%
   Platinum Investor I & II                        180,166    10.47    1,886,100    0.79%     0.75%     -13.27%
   Platinum Investor III                           221,601    10.40    2,303,966    0.59%     0.70%     -13.23%
   Platinum Investor PLUS                            4,788     8.81       42,174    0.00%     0.70%       0.00%
   Platinum Investor Survivor                       12,625    10.55      133,175    0.91%     0.40%     -12.97%
   Platinum Investor Survivor II                    42,508     9.22      391,994    0.01%     0.75%       0.00%
Ayco Growth Fund
   Platinum Investor I & II                         29,066     6.62      192,386    0.35%     0.75%     -29.83%
   Platinum Investor III                            30,148     6.63      199,755    0.39%     0.70%     -29.80%
   Platinum Investor PLUS                                1     8.10            7    0.00%     0.70%       0.00%
   Platinum Investor Survivor                      789,598     6.67    5,264,612    0.32%     0.40%     -29.58%
   Platinum Investor Survivor II                   222,735     7.03    1,566,422    0.72%     0.75%       0.00%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor I & II                         35,231     5.04      177,610    0.00%     0.75%     -34.19%
   Platinum Investor III                            51,587     4.93      254,477    0.00%     0.70%     -34.15%
   Platinum Investor PLUS                              871     7.87        6,859    0.00%     0.70%       0.00%
   Platinum Investor Survivor                        3,366     5.08       17,097    0.00%     0.40%     -33.96%
   Platinum Investor Survivor II                       124     7.47          929    0.00%     0.75%       0.00%
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor I & II                         63,006     8.18      515,639    0.34%     0.75%     -13.15%
   Platinum Investor III                           121,203     8.04      974,668    0.41%     0.70%     -13.10%
   Platinum Investor PLUS                            3,019     8.45       25,502    0.58%     0.70%       0.00%
   Platinum Investor Survivor                       20,439     8.25      168,544    0.34%     0.40%     -12.84%


                                  VL-R - 102

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2002 are as follows:

                                                                                             Investment
                                                                                               Income    Expense    Total
Divisions                                                       Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------------------------------------------------------------------------------
Dreyfus IP MidCap Stock Portfolio - Initial shares - Continued
   Platinum Investor Survivor II                                 1,861   $ 9.26   $   17,237    0.63%     0.75%       0.00%
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Corporate America                                            10,128     7.91       80,120    0.05%     0.35%     -19.41%
   Platinum Investor I & II                                    426,312     9.63    4,107,348    0.05%     0.75%     -19.73%
   Platinum Investor III                                       271,074     7.42    2,010,122    0.05%     0.70%     -19.69%
   Platinum Investor PLUS                                        4,300     8.01       34,423    0.03%     0.70%       0.00%
   Platinum Investor Survivor                                  161,430     7.91    1,276,781    0.07%     0.40%     -19.45%
   Platinum Investor Survivor II                                19,192     8.71      167,114    0.05%     0.75%       0.00%
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Corporate America                                             7,235    12.40       89,712    4.91%     0.35%       7.39%
   Platinum Investor I & II                                    434,524    12.47    5,420,598    4.83%     0.75%       6.96%
   Platinum Investor III                                       153,439    11.80    1,811,076    5.31%     0.70%       7.01%
   Platinum Investor PLUS                                        4,878    10.46       51,041    1.39%     0.70%       0.00%
   Platinum Investor Survivor                                   19,599    12.40      242,975    5.20%     0.40%       7.33%
   Platinum Investor Survivor II                                 3,457    10.52       36,349    4.29%     0.75%       0.00%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   AG Legacy Plus                                                8,505     8.77       74,595    3.64%     0.75%      -9.71%
   Platinum Investor I & II                                    174,156     8.35    1,453,875    0.54%     0.75%      -9.71%
   Platinum Investor III                                        79,608     8.32      662,518    2.09%     0.70%      -9.66%
   Platinum Investor PLUS                                        1,718     9.51       16,348    0.00%     0.70%       0.00%
   Platinum Investor Survivor                                    8,463     8.41       71,189    2.40%     0.40%      -9.39%
   Platinum Investor Survivor II                                 4,060     9.30       37,752    0.00%     0.75%       0.00%
Fidelity VIP Contrafund Portfolio - Service Class 2
   AG Legacy Plus                                               25,788     8.53      219,877    0.37%     0.75%     -10.28%
   Corporate America                                             4,783     7.54       36,062    0.48%     0.35%      -9.92%
   Platinum Investor I & II                                    243,910     7.48    1,823,252    0.62%     0.75%     -10.28%
   Platinum Investor III                                       301,956     7.37    2,225,469    0.41%     0.70%     -10.24%
   Platinum Investor PLUS                                        4,180     8.82       36,867    0.00%     0.70%       0.00%
   Platinum Investor Survivor                                  272,383     7.53    2,051,592    0.66%     0.40%      -9.97%
   Platinum Investor Survivor II                                 4,002     9.31       37,252    0.00%     0.75%       0.00%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   AG Legacy Plus                                               39,899     7.74      308,675    1.20%     0.75%     -17.77%
   Corporate America                                            17,330     7.89      136,717    0.96%     0.35%     -17.44%
   Platinum Investor I & II                                    264,111     7.82    2,065,557    1.52%     0.75%     -17.77%
   Platinum Investor III                                       359,047     7.82    2,809,110    1.23%     0.70%     -17.73%
   Platinum Investor PLUS                                        6,741     8.42       56,792    0.00%     0.70%       0.00%
   Platinum Investor Survivor                                  262,426     7.88    2,068,007    1.54%     0.40%     -17.48%
   Platinum Investor Survivor II                                28,086     8.56      240,289    0.10%     0.75%       0.00%
Fidelity VIP Growth Portfolio - Service Class 2
   AG Legacy Plus                                               21,662     6.03      130,618    0.19%     0.75%     -30.82%
   Corporate America                                             4,366     5.09       22,219    0.10%     0.35%     -30.54%
   Platinum Investor I & II                                    305,211     5.04    1,539,790    0.12%     0.75%     -30.82%
   Platinum Investor III                                       528,324     4.99    2,638,612    0.10%     0.70%     -30.78%


                                  VL-R - 103

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2002 are as follows:

                                                                                             Investment
                                                                                               Income    Expense    Total
Divisions                                                       Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class 2 - Continued
   Platinum Investor PLUS                                        6,371   $ 8.04   $   51,207    0.00%     0.70%       0.00%
   Platinum Investor Survivor                                  404,293     5.08    2,055,203    0.29%     0.40%     -30.57%
   Platinum Investor Survivor II                                30,554     7.15      218,579    0.00%     0.75%       0.00%
Franklin Templeton - Franklin Small Cap Fund - Class 2
   AG Legacy Plus                                               19,916     4.65       92,656    0.37%     0.75%     -29.22%
   The One VUL Solution                                             --     4.23           --    0.30%     0.75%     -29.22%
Franklin Templeton - Franklin U.S. Government Fund - Class 2
   Platinum Investor I & II                                     19,378    10.93      211,781    0.20%     0.75%       0.00%
   Platinum Investor III                                       765,913    10.93    8,374,946   22.84%     0.70%       0.00%
   Platinum Investor PLUS                                        1,443    10.58       15,262    0.00%     0.70%       0.00%
   Platinum Investor Survivor                                   25,055    10.97      274,784    0.00%     0.40%       0.00%
   Platinum Investor Survivor II                                   372    10.93        4,064    0.00%     0.75%       0.00%
Franklin Templeton - Mutual Shares Securities Fund - Class 2
   Platinum Investor I & II                                     12,404     8.76      108,650    1.85%     0.75%       0.00%
   Platinum Investor III                                       485,325     8.76    4,253,340    0.00%     0.70%       0.00%
   Platinum Investor PLUS                                        2,794     8.62       24,079    0.00%     0.70%       0.00%
   Platinum Investor Survivor                                    1,068     8.79        9,384    0.00%     0.40%       0.00%
   Platinum Investor Survivor II                                 8,126     8.76       71,181    0.76%     0.75%       0.00%
Franklin Templeton - Templeton Developing Markets
Securities Fund - Class 2
   The One VUL Solution                                             --     6.18           --    2.91%     0.75%      -0.89%
Franklin Templeton - Templeton Foreign Securities Fund - Class
  2
   AG Legacy Plus                                                6,595     6.43       42,380    2.31%     0.75%     -19.17%
   Platinum Investor I & II                                      7,590     8.04       61,042    0.76%     0.75%       0.00%
   Platinum Investor III                                       517,539     8.05    4,164,199    0.01%     0.70%       0.00%
   Platinum Investor PLUS                                        1,105     7.78        8,596    0.00%     0.70%       0.00%
   Platinum Investor Survivor                                      595     8.07        4,799    0.00%     0.40%       0.00%
   Platinum Investor Survivor II                                 9,504     8.04       76,434    1.64%     0.75%       0.00%
Janus Aspen Series International Growth Portfolio - Service
  Shares
   Corporate America                                             1,873     5.06        9,478    0.94%     0.35%     -26.02%
   Platinum Investor I & II                                     77,304     5.02      387,785    0.72%     0.75%     -26.31%
   Platinum Investor III                                       130,384     4.98      648,942    0.79%     0.70%     -26.28%
   Platinum Investor PLUS                                        1,057     7.98        8,431    0.62%     0.70%       0.00%
   Platinum Investor Survivor                                   25,566     5.05      129,225    0.79%     0.40%     -26.05%
   Platinum Investor Survivor II                                10,266     7.89       80,958    1.54%     0.75%       0.00%
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
   Corporate America                                             2,135     3.35        7,151    0.00%     0.35%     -28.37%
   Platinum Investor I & II                                     50,819     3.32      168,710    0.00%     0.75%     -28.66%
   Platinum Investor III                                       257,635     3.24      833,628    0.00%     0.70%     -28.62%
   Platinum Investor PLUS                                        1,532     8.45       12,952    0.00%     0.70%       0.00%
   Platinum Investor Survivor                                   14,436     3.35       48,291    0.00%     0.40%     -28.41%
Janus Aspen Series Worldwide Growth Portfolio - Service
  Shares
   Corporate America                                             8,060     5.14       41,468    0.79%     0.35%     -25.97%
   Platinum Investor I & II                                    154,176     5.10      786,343    0.86%     0.75%     -26.26%


                                  VL-R - 104

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2002 are as follows:

                                                                                   Investment
                                                                                     Income    Expense    Total
Divisions                                             Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio -
Service Shares - Continued
   Platinum Investor III                             206,199   $5.05    $1,041,675    0.76%     0.70%     -26.23%
   Platinum Investor PLUS                              1,138    8.07         9,184    0.70%     0.70%       0.00%
   Platinum Investor Survivor                         21,524    5.14       110,615    0.71%     0.40%     -26.00%
   Platinum Investor Survivor II                      14,644    7.73       113,257    0.83%     0.75%       0.00%
JPMorgan Small Company Portfolio
   Platinum Investor I & II                           14,260    6.70        95,522    0.21%     0.75%     -22.24%
   Platinum Investor III                              32,094    6.59       211,344    0.17%     0.70%     -22.20%
   Platinum Investor PLUS                                 83    8.20           678    0.00%     0.70%       0.00%
   Platinum Investor Survivor                          1,804    6.75        12,176    0.26%     0.40%     -21.96%
   Platinum Investor Survivor II                         116    8.61           998    0.00%     0.75%       0.00%
MFS VIT Capital Opportunities Series - Initial Class
   Corporate America                                   3,029    4.77        14,449    0.05%     0.35%     -29.94%
   Platinum Investor I & II                          138,353    4.73       654,212    0.04%     0.75%     -30.22%
   Platinum Investor III                             261,521    4.77     1,246,756    0.05%     0.70%     -30.18%
   Platinum Investor PLUS                              1,935    8.03        15,536    0.00%     0.70%       0.00%
   Platinum Investor Survivor                         38,315    4.76       182,558    0.06%     0.40%     -29.97%
   Platinum Investor Survivor II                       1,984    7.32        14,526    0.01%     0.75%       0.00%
MFS VIT Emerging Growth Series - Initial Class
   AG Legacy Plus                                      7,536    7.40        55,771    3.14%     0.75%     -32.52%
   Corporate America                                   1,471    3.39         4,984    0.00%     0.35%     -33.99%
   Platinum Investor I & II                          734,536    7.21     5,292,534    0.00%     0.75%     -34.26%
   Platinum Investor III                             407,316    3.81     1,552,389    0.00%     0.70%     -34.22%
   Platinum Investor PLUS                              1,418    8.03        11,383    0.00%     0.70%       0.00%
   Platinum Investor Survivor                        112,158    3.39       379,908    0.00%     0.40%     -34.02%
   Platinum Investor Survivor II                         978    6.91         6,758    0.00%     0.75%       0.00%
MFS VIT Investors Trust Series - Initial Class
   The One VUL Solution                                   --    6.78            --    0.75%     0.75%     -21.56%
MFS VIT New Discovery Series - Initial Class
   AG Legacy Plus                                      7,546    5.58        42,092    0.00%     0.75%     -32.14%
   Corporate America                                   3,836    6.03        23,116    0.00%     0.35%     -31.87%
   Platinum Investor I & II                          109,936    5.97       656,847    0.00%     0.75%     -32.14%
   Platinum Investor III                             128,296    5.85       750,133    0.00%     0.70%     -32.11%
   Platinum Investor PLUS                              2,463    7.94        19,562    0.00%     0.70%       0.00%
   Platinum Investor Survivor                          6,447    6.02        38,816    0.00%     0.40%     -31.90%
   Platinum Investor Survivor II                      18,384    7.66       140,857    0.00%     0.75%       0.00%
MFS VIT Research Series - Initial Class
   Corporate America                                   2,002    5.31        10,636    0.19%     0.35%     -24.80%
   Platinum Investor I & II                           43,887    5.27       231,157    0.25%     0.75%     -25.10%
   Platinum Investor III                              95,980    5.24       503,077    0.25%     0.70%     -25.06%
   Platinum Investor PLUS                                444    8.28         3,676    0.00%     0.70%       0.00%
   Platinum Investor Survivor                          9,598    5.31        50,938    0.31%     0.40%     -24.84%
   Platinum Investor Survivor II                       2,335    7.73        18,040    0.64%     0.75%       0.00%


                                  VL-R - 105

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2002 are as follows:

                                                                                      Investment
                                                                                        Income    Expense    Total
Divisions                                                Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------------------------------------------------------------------------
MFS VIT Total Return Series - Initial Class
   AG Legacy Plus                                       136,071   $ 4.88   $  664,385    1.55%     0.75%      -8.30%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor I & II                              57,765     4.36      251,677    0.00%     0.75%     -29.87%
   Platinum Investor III                                171,461     4.28      733,802    0.00%     0.70%     -29.83%
   Platinum Investor PLUS                                 1,371     7.98       10,937    0.00%     0.70%       0.00%
   Platinum Investor Survivor                           175,271     4.39      769,462    0.00%     0.40%     -29.62%
   Platinum Investor Survivor II                          2,862     7.33       20,977    0.00%     0.75%       0.00%
Neuberger Berman AMT Partners Portfolio - Class I
   AG Legacy Plus                                        11,767     7.16       84,258    0.73%     0.75%     -24.71%
One Group Investment Trust Equity Index Portfolio
   The One VUL Solution                                      --     6.19           --    0.00%     0.75%     -23.06%
One Group Investment Trust Large Cap Growth Portfolio
   The One VUL Solution                                      --     4.33           --    0.00%     0.75%     -29.01%
One Group Investment Trust Mid Cap Growth Portfolio
   The One VUL Solution                                      --     6.71           --    0.00%     0.75%     -20.73%
Oppenheimer High Income Fund/VA - Non-Service Shares
   AG Legacy Plus                                        11,744     9.40      110,445    9.93%     0.75%      -3.12%
   The One VUL Solution                                      --     8.41           --   20.28%     0.75%      -3.13%
PIMCO VIT Real Return Portfolio - Administrative Class
   AG Legacy Plus                                        32,681    11.99      391,822    4.15%     0.75%      16.92%
   Corporate America                                      3,026    13.17       39,867    4.70%     0.35%       0.00%
   Platinum Investor I & II                             190,024    13.06    2,481,720    5.95%     0.75%      16.92%
   Platinum Investor III                                174,421    13.10    2,285,113    4.20%     0.70%      16.98%
   Platinum Investor PLUS                                 5,160    11.06       57,074    0.74%     0.70%       0.00%
   Platinum Investor Survivor                            61,007    13.16      802,807    4.30%     0.40%      17.33%
   Platinum Investor Survivor II                          5,707    11.22       64,033    4.48%     0.75%       0.00%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Corporate America                                      6,727    11.01       74,053    2.92%     0.35%       2.66%
   Platinum Investor I & II                              80,480    10.91      878,341    2.93%     0.75%       2.25%
   Platinum Investor III                                 86,224    10.92      941,253    2.89%     0.70%       2.30%
   Platinum Investor PLUS                                   560    10.16        5,689    0.71%     0.70%       0.00%
   Platinum Investor Survivor                            17,021    11.00      187,177    2.44%     0.40%       2.61%
   Platinum Investor Survivor II                         34,758    10.26      356,732    3.78%     0.75%       0.00%
PIMCO VIT Total Return Portfolio - Administrative Class
   AG Legacy Plus                                        25,099    11.45      287,373    4.25%     0.75%       8.27%
   Corporate America                                      4,850    12.10       58,703    4.47%     0.35%       8.71%
   Platinum Investor I & II                             276,366    12.00    3,315,961    4.25%     0.75%       8.27%
   Platinum Investor III                                301,969    12.05    3,639,057    4.27%     0.70%       8.33%
   Platinum Investor PLUS                                 4,990    10.50       52,417    1.45%     0.70%       0.00%
   Platinum Investor Survivor                            51,588    12.09      623,682    3.98%     0.40%       8.65%
   Platinum Investor Survivor II                         43,725    10.61      464,046    5.29%     0.75%       0.00%


                                  VL-R - 106

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2002 are as follows:

                                                                                        Investment
                                                                                          Income    Expense    Total
Divisions                                                  Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund - Class IB
   AG Legacy Plus                                           7,901   $10.62   $   83,918    8.29%     0.75%       5.11%
   Corporate America                                      190,178    10.76    2,046,636    5.68%     0.35%       5.53%
   Platinum Investor I & II                               100,097    10.26    1,026,852    9.81%     0.75%       5.11%
   Platinum Investor III                                   34,162    10.98      375,082    7.36%     0.70%       5.17%
   Platinum Investor PLUS                                     246    10.18        2,502    0.00%     0.70%       0.00%
   Platinum Investor Survivor                               4,759    10.76       51,212    8.76%     0.40%       5.48%
Putnam VT Growth and Income Fund - Class IB
   Corporate America                                      234,304     8.01    1,875,663    1.01%     0.35%     -19.27%
   Platinum Investor I & II                               556,852     8.36    4,655,525    1.65%     0.75%     -19.59%
   Platinum Investor III                                  326,752     7.54    2,464,769    1.35%     0.70%     -19.55%
   Platinum Investor PLUS                                   3,645     8.44       30,768    0.00%     0.70%       0.00%
   Platinum Investor Survivor                              68,750     8.00      550,273    1.54%     0.40%     -19.31%
   Platinum Investor Survivor II                            2,240     8.29       18,571    0.00%     0.75%       0.00%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor I & II                               235,399     7.84    1,844,874    0.53%     0.75%     -14.41%
   Platinum Investor III                                  135,756     6.93      940,907    0.51%     0.70%     -14.37%
   Platinum Investor PLUS                                     682     8.15        5,553    0.00%     0.70%       0.00%
   Platinum Investor Survivor                             230,768     6.69    1,544,705    0.76%     0.40%     -14.11%
   Platinum Investor Survivor II                           12,013     8.86      106,432    0.53%     0.75%       0.00%
Putnam VT Small Cap Value Fund - Class IB
   AG Legacy Plus                                          24,600    10.65      261,902    0.23%     0.75%     -18.88%
Putnam VT Vista Fund - Class IB
   AG Legacy Plus                                          14,678     3.58       52,485    0.00%     0.75%     -31.12%
   The One VUL Solution                                        --     3.97           --    0.00%     0.75%     -31.12%
Putnam VT Voyager Fund - Class IB
   AG Legacy Plus                                          47,406     4.45      211,102    0.59%     0.75%     -27.08%
Safeco RST Core Equity Portfolio
   Platinum Investor I & II                               332,477     7.08    2,353,833    0.83%     0.75%     -26.46%
   Platinum Investor III                                   48,012     6.17      296,218    1.53%     0.70%     -26.43%
   Platinum Investor PLUS                                     291     8.45        2,455    1.58%     0.70%       0.00%
   Platinum Investor Survivor                              27,186     5.89      160,003    1.28%     0.40%     -26.20%
   Platinum Investor Survivor II                              145     7.46        1,081    2.53%     0.75%       0.00%
Safeco RST Growth Opportunities Portfolio
   Corporate America                                        3,445     6.23       21,447    0.00%     0.35%     -37.89%
   Platinum Investor I & II                               445,419     6.13    2,728,943    0.00%     0.75%     -38.14%
   Platinum Investor III                                  105,618     6.55      691,469    0.00%     0.70%     -38.11%
   Platinum Investor PLUS                                   1,743     7.07       12,330    0.00%     0.70%       0.00%
   Platinum Investor Survivor                              30,017     6.23      186,867    0.00%     0.40%     -37.92%
   Platinum Investor Survivor II                           12,647     7.34       92,822    0.00%     0.75%       0.00%
Scudder International Portfolio
   The One VUL Solution                                        --     5.42           --    0.87%     0.75%     -14.13%
Scudder Small Cap Value Portfolio
   The One VUL Solution                                        --    10.75           --    0.79%     0.75%     -12.01%


                                  VL-R - 107

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2002 are as follows:

                                                                                   Investment
                                                                                     Income    Expense    Total
Divisions                                             Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE Equity Index Fund - Class A
   Legacy Plus                                            --   $ 6.27   $       --    0.00%     0.75%     -22.13%
Scudder VIT Equity 500 Index Fund - Class A
   Legacy Plus                                         1,610     7.27       11,703    0.15%     0.75%     -22.86%
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor I & II                              108     7.83          842    0.00%     0.75%       0.00%
   Platinum Investor III                               2,070     7.83       16,214    0.24%     0.70%       0.00%
   Platinum Investor PLUS                                124     8.32        1,030    0.00%     0.70%       0.00%
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor I & II                               16     8.85          143    0.00%     0.75%       0.00%
   Platinum Investor III                               8,391     8.85       74,301    2.13%     0.70%       0.00%
   Platinum Investor PLUS                              2,001     9.13       18,277    0.00%     0.70%       0.00%
UIF Equity Growth Portfolio - Class I
   Legacy Plus                                            --     7.69           --    0.00%     0.75%     -28.40%
   Platinum Investor I & II                          381,798     7.74    2,955,218    0.15%     0.75%     -28.40%
   Platinum Investor III                              49,604     5.19      257,495    0.22%     0.70%     -28.37%
   Platinum Investor PLUS                                133     8.27        1,099    0.36%     0.70%       0.00%
   Platinum Investor Survivor                         49,021     4.92      241,240    0.17%     0.40%     -28.15%
   Platinum Investor Survivor II                          99     7.31          726    0.00%     0.75%       0.00%
UIF High Yield Portfolio - Class I
   Platinum Investor I & II                          128,628     8.21    1,056,625    7.67%     0.75%      -7.96%
   Platinum Investor III                              13,440     8.51      114,370   10.10%     0.70%      -7.92%
   Platinum Investor PLUS                                  0     9.50            1    0.00%     0.70%       0.00%
   Platinum Investor Survivor                         23,236     7.93      184,358    8.91%     0.40%      -7.64%
   Platinum Investor Survivor II                       2,195     9.28       20,376   19.91%     0.75%       0.00%
VALIC Company I - International Equities Fund
   AG Legacy Plus                                     11,056     5.46       60,328    0.64%     0.75%     -19.40%
   Platinum Investor I & II                          133,568     7.00      935,013    0.36%     0.75%     -19.40%
   Platinum Investor III                              43,063     6.05      260,439    0.40%     0.70%     -19.36%
   Platinum Investor PLUS                                 57     7.92          453    0.00%     0.70%       0.00%
   Platinum Investor Survivor                         13,500     5.33       71,906    0.42%     0.40%     -19.11%
   Platinum Investor Survivor II                         280     8.24        2,305    0.93%     0.75%       0.00%
VALIC Company I - Mid Cap Index Fund
   AG Legacy Plus                                     17,425     8.33      145,149    0.99%     0.75%     -15.54%
   Corporate America                                   7,522     8.98       67,512    0.64%     0.35%     -15.20%
   Platinum Investor I & II                          479,617    12.35    5,923,609    0.70%     0.75%     -15.54%
   Platinum Investor III                             229,906     8.10    1,863,384    0.72%     0.70%     -15.50%
   Platinum Investor PLUS                              2,609     8.34       21,775    0.27%     0.70%       0.00%
   Platinum Investor Survivor                         60,525     8.97      543,149    0.73%     0.40%     -15.24%
   Platinum Investor Survivor II                      19,511     9.11      177,774    0.87%     0.75%       0.00%
VALIC Company I - Money Market I Fund
   AG Legacy Plus                                     47,333    10.53      498,304    1.45%     0.75%       0.49%
   Corporate America                                  28,915    10.86      314,038    0.40%     0.35%       0.89%
   Legacy Plus                                           977    11.09       10,830    0.61%     0.75%       0.49%


                                  VL-R - 108

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2002 are as follows:

                                                                                      Investment
                                                                                        Income    Expense    Total
Divisions                                              Units   Unit Value Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------------------------------------------------------------------------
VALIC Company I - Money Market I Fund - Continued
   Platinum Investor I & II                          1,576,362   $11.60   $18,291,099    1.32%     0.75%       0.49%
   Platinum Investor III                             1,284,697    10.44    13,034,287    1.00%     0.70%       0.54%
   Platinum Investor PLUS                               14,815    10.03       148,586    0.65%     0.70%       0.00%
   Platinum Investor Survivor                          411,443    10.86     4,467,881    1.33%     0.40%       0.84%
   Platinum Investor Survivor II                       514,618    10.06     5,177,910    1.05%     0.75%       0.49%
   The One VUL Solution                                     --    10.82            --    0.00%     0.75%       0.49%
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor I & II                             88,041     3.00       263,750    0.00%     0.75%     -38.72%
   Platinum Investor III                               337,089     2.94       991,382    0.00%     0.70%     -38.69%
   Platinum Investor PLUS                                  457     8.43         3,855    0.00%     0.70%       0.00%
   Platinum Investor Survivor                           10,382     3.02        31,341    0.00%     0.40%     -38.50%
VALIC Company I - Science & Technology Fund
   Platinum Investor I & II                             33,591     2.63        88,200    0.00%     0.75%     -40.66%
   Platinum Investor III                               119,566     2.60       311,051    0.00%     0.70%     -40.63%
   Platinum Investor PLUS                                   48     8.06           387    0.00%     0.70%       0.00%
   Platinum Investor Survivor                            6,981     2.65        18,470    0.00%     0.40%     -40.45%
   Platinum Investor Survivor II                           506     6.06         3,062    0.00%     0.75%       0.00%
VALIC Company I - Small Cap Index Fund
   Corporate America                                     3,525     7.85        27,671    1.27%     0.35%     -21.10%
   Platinum Investor I & II                            101,961     7.78       793,503    1.37%     0.75%     -21.41%
   Platinum Investor III                                89,617     7.65       686,001    0.98%     0.70%     -21.37%
   Platinum Investor PLUS                                1,298     8.10        10,508    0.65%     0.70%       0.00%
   Platinum Investor Survivor                           20,366     7.84       159,702    1.03%     0.40%     -21.14%
   Platinum Investor Survivor II                         1,287     8.72        11,216    0.91%     0.75%       0.00%
VALIC Company I - Stock Index Fund
   AG Legacy Plus                                       52,528     5.98       314,131    1.85%     0.75%     -23.01%
   Corporate America                                    13,034     5.94        77,457    1.03%     0.35%     -22.70%
   Platinum Investor I & II                          1,712,769     8.19    14,034,484    1.18%     0.75%     -23.01%
   Platinum Investor III                             1,643,626     6.19    10,182,125    1.35%     0.70%     -22.98%
   Platinum Investor PLUS                                1,898     8.49        16,117    0.56%     0.70%       0.00%
   Platinum Investor Survivor                          564,353     5.94     3,353,318    1.24%     0.40%     -22.74%
   Platinum Investor Survivor II                        80,956     7.91       640,336    2.27%     0.75%       0.00%
Van Kampen LIT Emerging Growth Portfolio - Class I
   AG Legacy Plus                                       20,181     3.54        71,398    0.31%     0.75%     -32.99%
   The One VUL Solution                                     --     3.49            --    0.40%     0.75%     -32.99%
Van Kampen LIT Government Portfolio - Class I
   AG Legacy Plus                                       11,024    12.36       136,202    2.14%     0.75%       8.80%
Van Kampen LIT Growth and Income Portfolio - Class I
   Platinum Investor I & II                            154,511     8.27     1,278,271    2.59%     0.75%       0.00%
   Platinum Investor III                                77,747     8.28       643,529    1.74%     0.70%       0.00%
   Platinum Investor PLUS                                1,758     8.43        14,822    0.00%     0.70%       0.00%
   Platinum Investor Survivor                           19,931     8.29       165,277    2.74%     0.40%       0.00%
   Platinum Investor Survivor II                           451     8.27         3,734    0.00%     0.75%       0.00%


                                  VL-R - 109

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2002 are as follows:

                                                                     Investment
                                                                       Income    Expense    Total
Divisions                               Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------------------------------------------------------
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor I & II             45,524   $10.21   $  464,933    4.37%     0.75%      0.78%
   Platinum Investor III               110,201    10.28    1,133,078    5.72%     0.70%      0.84%
   Platinum Investor PLUS                1,974     9.89       19,522    0.00%     0.70%      0.00%
   Platinum Investor Survivor           58,997    10.29      607,114    8.53%     0.40%      1.14%
   Platinum Investor Survivor II         1,345    10.13       13,622    0.00%     0.75%      0.00%
Vanguard VIF REIT Index Portfolio
   Corporate America                     4,485    12.59       56,465    2.61%     0.35%      3.17%
   Platinum Investor I & II             70,827    12.48      883,918    1.54%     0.75%      2.76%
   Platinum Investor III               157,740    12.47    1,967,344    3.53%     0.70%      2.81%
   Platinum Investor PLUS                5,814     9.38       54,551    0.00%     0.70%      0.00%
   Platinum Investor Survivor           18,253    12.57      229,533    3.64%     0.40%      3.12%
   Platinum Investor Survivor II         5,625    10.87       61,169    0.00%     0.75%      0.00%


                                  VL-R - 110

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

(a)These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reduction in the unit value. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund in which the Divisions invest.

(b)These amounts represent the annualized policy expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each year indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c)These amounts represent the total return for the years indicated, including changes in the value of the underlying Division, and reflect deductions for those expenses that result in a direct reduction to unit values. The total return does not include policy charges deducted directly from account values. For the years ended December 31, 2002, no total return was calculated if the Division became an available investment option during the year. For the years ended December 31, 2006, 2005, 2004, and 2003, a total return was calculated using the initial unit value for the Division if the Division became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

   * Fund Name Changes
     2004
     . Effective May 1, 2004, Oppenheimer Multiple Strategies Fund/VA - Non-Service Shares changed its name to Oppenheimer Balanced Fund/VA - Non-Service Shares.

     2005
     . Effective May 1, 2005, Franklin Templeton - Franklin Small Cap Fund - Class 2 changed its name to Franklin Templeton - Franklin Small-Mid Cap Growth Securities Fund - Class 2.

     2006
     . Effective August 15, 2006, Van Kampen LIT Emerging Growth Portfolio - Class I changed its name to Van Kampen LIT Strategic Growth Portfolio
          - Class I.
     . Effective December 1, 2006, Credit Suisse Small Cap Growth Portfolio changed its name to Credit Suisse Small Cap Core I Portfolio.

                                  VL-R - 111

LOGO OF PRICEWATERHOUSECOOPERS

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholder and Board of Directors
American General Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets as of December 31, 2006 and 2005 and the related consolidated statements of income, shareholder's equity, comprehensive income and cash flows present fairly, in all material respects, the financial position of American General Life Insurance Company and subsidiaries (the "Company"), an indirect, wholly-owned subsidiary of American International Group, Inc. at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method for accounting for certain hybrid financial instruments in 2006, and changed its method of accounting for certain nontraditional long-duration contracts in 2004.

PRICEWATERHOUSECOOPERS LLP

Houston, Texas
April 27, 2007

                    American General Life Insurance Company

                          Consolidated Balance Sheet

                                                                         December 31
                                                                  -------------------------
                                                                      2006         2005
                                                                  ------------ ------------
                                                                       (In Thousands)
Assets
Investments:
   Fixed maturity securities, available for sale, at fair value
     (amortized cost - $49,672,653 - 2006; $48,882,647 - 2005)    $ 50,811,516 $ 50,523,762
   Hybrid securities, at fair value (amortized cost: 2006 -
     $159,623)                                                         154,304           --
   Fixed maturity securities, trading, at fair value (amortized
     cost - $150,863 - 2006; $148,276 - 2005)                          147,820      148,025
   Equity securities, available for sale, at fair value (cost -
     $43,908 - 2006; $33,457 - 2005)                                    83,314       66,361
   Equity securities, trading, at fair value (cost - $1,000 -
     2006; $1,000 - 2005)                                                1,000        1,000
   Mortgage loans on real estate, net of allowance ($4,206 -
     2006; $4,679 - 2005)                                            4,918,215    3,694,210
   Policy loans                                                      1,820,277    1,774,872
   Investment real estate                                               34,086       35,595
   Partnerships & other invested assets                              3,482,590    2,656,696
   Securities lending collateral                                    17,344,914   15,901,157
   Short-term investments                                               42,485       84,220
   Derivative assets                                                    32,386       13,190
                                                                  ------------ ------------
Total investments                                                   78,872,907   74,899,088

Cash and cash equivalents                                              247,344      222,192
Restricted cash                                                         18,433       17,705
Investment in ultimate Parent Company (cost - $8,597 in 2006 and
  2005)                                                                 58,056       55,277
Notes receivable from affiliates                                       748,239      753,666
Accrued investment income                                              745,413      722,214
Accounts receivable                                                  1,161,660    1,123,440
Deferred policy acquisition costs/cost of insurance purchased        5,228,469    4,308,283
Other assets                                                           299,447      260,926
Deferred sales inducement                                               82,128       46,960
Assets held in separate accounts                                    30,272,167   27,162,510
                                                                  ------------ ------------
Total assets                                                      $117,734,263 $109,572,261
                                                                  ============ ============

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                          Consolidated Balance Sheet

                                                                         December 31
                                                                  -------------------------
                                                                      2006         2005
                                                                  ------------ ------------
                                                                       (In Thousands)
Liabilities, Minority Interest and Shareholder's Equity
Liabilities:
   Future policy benefits                                         $ 11,630,686 $ 10,343,640
   Policyholder contract deposits                                   41,038,296   39,716,124
   Other policy claims and benefits payable                            269,560      238,727
   Other policyholders' funds                                        3,149,965    2,762,101
   Federal income taxes                                              1,333,177    1,404,000
   Indebtedness to affiliates                                          213,275      234,563
   Securities lending payable                                       17,344,914   15,901,157
   Other liabilities                                                 1,251,272    1,328,146
   Derivative liabilities                                              114,414       66,081
   Liabilities related to separate accounts                         30,272,167   27,162,510
                                                                  ------------ ------------
Total liabilities                                                  106,617,726   99,157,049

Minority interest                                                      110,227      105,740

Shareholder's equity:
   Preferred stock, $100 par value, 8,500 shares authorized,
     issued and outstanding                                                850          850
   Common stock, $10 par value, 600,000 shares authorized,
     issued and outstanding                                              6,000        6,000
   Additional paid-in capital                                        3,664,906    3,627,638
   Accumulated other comprehensive income                              699,465      909,440
   Retained earnings                                                 6,635,089    5,765,544
                                                                  ------------ ------------
Total shareholder's equity                                          11,006,310   10,309,472
                                                                  ------------ ------------
Total liabilities, minority interest and shareholder's equity     $117,734,263 $109,572,261
                                                                  ============ ============

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                       Consolidated Statement of Income

                                                           2006        2005        2004
                                                        ----------  ----------  ----------
                                                                  (In Thousands)
Revenues:
   Premiums and other considerations                    $2,879,680  $2,782,785  $2,540,322
   Net investment income                                 3,962,820   3,633,886   3,485,349
   Net realized investment gain (losses)                  (289,654)    (52,851)    (63,437)
   Other                                                   248,696     315,008     288,640
                                                        ----------  ----------  ----------
Total revenues                                           6,801,542   6,678,828   6,250,874
                                                        ----------  ----------  ----------
Benefits and expenses:
   Policyholders' benefits                               2,027,046   1,782,042   1,650,664
   Interest credited                                     2,299,622   2,163,035   2,063,646
   Operating costs and expenses                          1,009,675   1,129,210   1,069,054
                                                        ----------  ----------  ----------
Total benefits and expenses                              5,336,343   5,074,287   4,783,364
                                                        ----------  ----------  ----------
Income before income tax expense                         1,465,199   1,604,541   1,467,510
                                                        ----------  ----------  ----------
Income tax expense:
   Current                                                 387,854     243,542     124,643
   Deferred                                                  4,451     137,039     267,475
                                                        ----------  ----------  ----------
Total income tax expense                                   392,305     380,581     392,118
                                                        ----------  ----------  ----------
Net income before cumulative effect of accounting
  change                                                 1,072,894   1,223,960   1,075,392
Cumulative effect of accounting change,
net of tax                                                      --          --     (16,859)
                                                        ----------  ----------  ----------
Net income                                              $1,072,894  $1,223,960  $1,058,533
                                                        ==========  ==========  ==========

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                Consolidated Statement of Shareholder's Equity

                                                           Year ended December 31
                                                   -------------------------------------
                                                       2006         2005         2004
                                                   -----------  -----------  -----------
                                                               (In Thousands)
Preferred stock:
   Balance at beginning and end of year            $       850  $       850  $       850
                                                   -----------  -----------  -----------
Common stock:
   Balance at beginning and end of year                  6,000        6,000        6,000
                                                   -----------  -----------  -----------
Additional paid-in capital:
   Balance at beginning of year                      3,627,638    3,619,068    3,503,978
   Capital contribution from Parent Company             37,268        8,570      115,090
                                                   -----------  -----------  -----------
Balance at end of year                               3,664,906    3,627,638    3,619,068

Accumulated other comprehensive income:
   Balance at beginning of year                        909,440    1,443,524    1,116,855
   Other comprehensive income (loss)                  (209,975)    (534,084)     326,669
                                                   -----------  -----------  -----------
Balance at end of year                                 699,465      909,440    1,443,524

Retained earnings:
   Balance at beginning of year                      5,765,544    4,982,264    4,224,411
   Net income                                        1,072,894    1,223,960    1,058,533
   Dividends paid                                     (208,213)    (440,680)    (300,680)
   Cumulative effect of accounting change, net of
     tax                                                 4,864           --           --
                                                   -----------  -----------  -----------
Balance at end of year                               6,635,089    5,765,544    4,982,264
                                                   -----------  -----------  -----------
Total shareholder's equity                         $11,006,310  $10,309,472  $10,051,706
                                                   ===========  ===========  ===========

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                Consolidated Statement of Comprehensive Income

                                                      2006        2005        2004
                                                   ----------  ----------  ----------
                                                             (In Thousands)
Net income                                         $1,072,894  $1,223,960  $1,058,533
Other comprehensive income (loss):
   Net unrealized gains (losses) on securities,
     after tax (pretax: 2006 - $(79,564); 2005 -
     $(895,502); 2004 - $461,126)                     (51,717)   (582,077)    299,732
   Reclassification adjustment for (gains) losses
     included in net income                          (158,258)     47,993      26,937
                                                   ----------  ----------  ----------
   Other comprehensive income (loss)                 (209,975)   (534,084)    326,669
                                                   ----------  ----------  ----------
Comprehensive income                               $  862,919  $  689,876  $1,385,202
                                                   ==========  ==========  ==========

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                     Consolidated Statement of Cash Flows

                                                                      2006          2005          2004
                                                                  ------------  ------------  ------------
                                                                               (In Thousands)
Operating activities
Net income                                                        $  1,072,894  $  1,223,960  $  1,058,533
Adjustments to reconcile net income to net cash provided by
  operating activities:
   Cumulative effect of accounting change, net of tax                       --            --        16,859
   Interest credited on policyholder contracts                       2,299,622     2,163,035     2,063,646
   Change in future policy benefits and other policy claims           (244,724)     (335,380)   (1,003,487)
   Realized investments (gains) losses                                 289,654        52,851        63,437
   Change in other policyholders' funds                                387,863       248,538       308,794
   Amortization of policy acquisition costs and cost of
     insurance purchased                                               194,108       388,103       320,443
   Policy acquisition costs deferred                                  (921,193)     (854,609)     (732,410)
   Depreciation and amortization, including premiums and
     discounts                                                         160,721       188,160       193,670
   Provision for deferred income tax expense                             2,223       160,107       250,746
   Change in indebtedness to (from) affiliates                         (15,861)     (142,992)     (181,863)
   Change in trading securities                                            205      (131,000)       51,067
   Change in accounts receivable                                       (38,220)      (35,189)      (74,800)
   Other, net                                                            3,414        59,664        64,984
                                                                  ------------  ------------  ------------
Net cash provided by operating activities                            3,190,706     2,985,248     2,399,619

Investing activities
Purchases of :
   Fixed maturity and equity securities                            (16,398,704)  (31,593,646)  (27,390,556)
   Mortgage loans on real estate                                    (1,680,140)     (778,836)     (691,747)
   Other investments                                                (2,914,316)   (2,063,663)   (5,442,537)
Sales of:
   Fixed maturity and equity securities                             13,450,527    26,780,200    26,942,747
   Other investments                                                   397,147     1,109,408       120,049
Redemptions and maturities of:
   Fixed maturity and equity securities                              3,096,819     2,892,484     1,735,026
   Mortgage loans on real estate                                       441,731       412,603       307,711
Sales and purchases of property, equipment, and software, net           23,435        12,425         9,648
Change in short-term investments                                        41,735       (21,307)       49,527
Change in securities lending collateral                             (1,443,757)   (2,887,153)   (5,765,710)
                                                                  ------------  ------------  ------------
Net cash used in investing activities                               (4,985,523)   (6,137,485)  (10,125,842)

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                                                            2006         2005         2004
                                                        -----------  -----------  -----------
                                                                    (In Thousands)
Financing activities
Net policyholder account deposits                       $ 5,070,463  $ 4,948,706  $ 7,332,833
Net policyholder account withdrawals                     (4,485,310)  (4,278,916)  (5,296,849)
Dividends paid                                             (208,213)    (440,680)    (300,680)
Capital contribution from parent                                 --           --      115,090
Change in securities lending payable                      1,443,757    2,887,153    5,765,710
Change in restricted cash                                      (728)         942       70,134
                                                        -----------  -----------  -----------
Net cash provided by financing activities                 1,819,969    3,117,205    7,686,238
                                                        -----------  -----------  -----------
Increase (decrease) in cash                                  25,152      (35,032)     (39,985)
Cash and cash equivalents at beginning of year              222,192      257,224      297,209
                                                        -----------  -----------  -----------
Cash and cash equivalents at end of year                $   247,344  $   222,192  $   257,224
                                                        ===========  ===========  ===========
SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes paid                                       $        --  $   121,904  $   208,397
Interest paid                                           $    42,283  $    44,952  $    47,709
                                                        ===========  ===========  ===========

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                  Notes to Consolidated Financial Statements

                               December 31, 2006

1. Nature of Operations

American General Life Insurance Company including its wholly owned subsidiaries ("AGL" or the "Company"), is a wholly owned subsidiary of AGC Life Insurance Company ("Parent Company"), and its ultimate parent is American International Group, Inc. ("AIG").

The Company offers a broad portfolio of universal life, variable universal life, whole life, term life, accident and health, structured settlements, and fixed and variable annuities throughout the United States of America. The Company serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. The Company, through its subsidiaries American General Life Companies ("AGLC") and American General Enterprise Services ("AGES"), and AGL's wholly owned broker-dealer subsidiary American General Equity Services Corporation ("AGESC"), also provides support services to certain affiliated insurance companies. The financial results, of the Variable Annuity Life Insurance Company ("VALIC"), a wholly owned subsidiary of the Company are also included in these consolidated financial statements. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States of America.

2. Accounting Policies

2.1 Preparation of Financial Statements

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company, including its wholly owned subsidiaries and a variable interest entity (see below) in which the Company has a partial ownership interest. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect amounts reported in the consolidated financial statements and disclosures of contingent assets and liabilities. These estimates and assumptions are particularly significant with respect to investments, deferred acquisition costs, and policyholder benefits. Ultimate results could differ from those estimates.

The company performed a migration of certain blocks of reserves and deferred acquisition costs from various legacy valuation systems to a new valuation system as of December 31, 2006,

                    American General Life Insurance Company

2.1 Preparation of Financial Statements

representing approximately $9.6 billion of reserves and $1.4 billion of DAC. The new system has the capability to refine estimates to a greater degree than previously possible using the older systems. The conversion resulted in an increase in GAAP reserves of $154.5 million, an increase in DAC of $136.3 million and a net decrease to 2006 pre-tax earnings of $18.2 million.

CONSOLIDATION OF VARIABLE INTEREST ENTITY: On January 14, 2004, the Company purchased 43% of the non-voting preferred equity issued by Castle 2003-2 Trust ("Castle 1 Trust"), a Delaware special-purpose statutory trust established on November 21, 2003 (see Note 13). The business of Castle 2 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling commercial jet aircraft. In December 2003, the Financial Accounting Standards Board ("FASB") issued a "Revision to Interpretation
No. 46, Consolidation of Variable Interest Entities" ("FIN 46(R)"). In accordance with FIN 46(R), the accounts of Castle 1 Trust have been included in these consolidated financial statements as of and for the years ended
December 31, 2006, 2005 and 2004.

2.2 Statutory Accounting

The Company and its wholly owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiaries did not have a material effect on statutory capital and surplus at December 31, 2006.

Statutory net income, capital and surplus of AGL at December 31 was as follows:

                                                 2006       2005       2004
                                              ---------- ---------- ----------
                                                       (In Thousands)
Statutory net income                          $  506,996 $  637,973 $  567,253
Statutory capital and surplus                 $5,447,528 $5,010,153 $4,705,497

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized

                    American General Life Insurance Company

2.2 Statutory Accounting

(generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

2.3 Insurance Contracts

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, limited payment, endowment, guaranteed renewable term life, universal life, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

2.4 Investments

Cash & Short-Term Investments

Cash includes cash and cash equivalents with original maturities of three months or less. Short-term investments primarily include interest bearing cash accounts, commercial paper and money market investments, with maturities of between three months and one year.

                    American General Life Insurance Company

2.4 Investments

Restricted Cash

Castle 1 Trust maintains restricted cash which primarily represents security deposits from lessees that are required to be segregated from other funds.

Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale are recorded at fair value at December 31, 2006 and 2005. Unrealized gains and losses, net of deferred taxes and amortization of deferred acquisition costs, are recorded as a separate component of other comprehensive income or loss within shareholder's equity. Realized gains and losses on the sale of investments are recognized in operating earnings at the date of sale and are determined by using the specific cost identification method.

Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

The Company may elect to measure any hybrid financial instrument at fair value, with changes in fair value recognized in earnings, if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounting for separately. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis and is irrevocable at the acquisition of issuance date.

Fixed maturity and equity securities classified as trading securities are carried at fair value, as it is the Company's intention to sell these securities in the near future. Realized and unrealized gains and losses are reflected in income currently.

The Company regularly evaluates its investments for impairment. As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments.

In general, a security is considered a candidate for impairment if it meets any of the following criteria:

                    American General Life Insurance Company

2.4 Investments (continued)

    . Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine months or longer);

    . The occurrence of a discrete credit event resulting in the debtor defaulting or seeking bankruptcy or insolvency protection or voluntary reorganization;

    . The probability of non-realization of a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

At each balance sheet date, the Company evaluates its securities holdings in an unrealized loss position. Where the Company does not intend to hold such securities until they have fully recovered their carrying value, based on the circumstances present at the date of evaluation, the Company records the unrealized loss in income. If events or circumstances change, such as unexpected changes in the creditworthiness of the obligor, unanticipated changes in interest rates, tax laws, statutory capital positions and liquidity events, among others, the Company revisits its intent. Further, if a loss is recognized from a sale subsequent to a balance sheet date pursuant to these unexpected changes in circumstances, the loss is recognized in the period in which the intent to hold the securities to recovery no longer existed.

In periods subsequent to the recognition of an other-than-temporary impairment loss for debt securities, the Company generally amortizes the discount or reduced premium over the remaining life of the security in a prospective manner based on the amount and timing of future estimated cash flows. Once a security has been identified as impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price, and recorded as a realized capital loss.

Mortgage Loans

Mortgage loans are reported at the unpaid principal balance, net of any allowance for losses. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated costs to sell.

                    American General Life Insurance Company

2.4 Investments (continued)

Interest on performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Interest on non-performing mortgage loans is recorded as income when received.

Policy Loans

Policy loans are reported at the aggregate unpaid principal balance. There is no allowance for policy loans as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

Real Estate

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

Partnerships & Other Invested Assets

Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. With respect to partnerships in which the Company holds in the aggregate a five percent or greater interest, or less than five percent interest but the Company has more than a minor influence over the operations of the investee, the Company's carrying value is the net asset value. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income.

Aircraft owned by Castle 1 Trust are recorded at cost within other invested assets and depreciated on a straight-line basis, generally over estimated useful lives of 25 years from the date of manufacture to a residual value that is 15% of cost. Certain major additions and modifications to aircraft may be capitalized. The residual value estimates are reviewed periodically to ensure continued appropriateness. Aircraft are periodically reviewed for impairment and an impairment loss is recorded when the estimate of undiscounted future cash flows expected to be generated by the aircraft is less than its carrying value (net book value).

Other invested assets also includes preferred equity investments in partially owned companies. Generally, the equity method of accounting is used for the Company's investment in

                    American General Life Insurance Company

2.4 Investments (continued)

companies in which the Company's ownership interest approximates 20 percent but is not greater than 50 percent. At December 31, 2006 and 2005, the Company's investments in partially owned companies included its 38.7% interest in the non-voting preferred equity of Castle 2003-2 Trust ("Castle 2 Trust"; see Note
8). Other invested assets also include assets related to derivative financial instruments.

Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments.

Securities Lending Collateral and Securities Lending Payable

The Company loans securities through a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102 percent of the value of the loaned securities. The fair values of securities pledged under the securities lending agreement were $17.3 billion and $ 15.9 billion as of December 31, 2006 and 2005, respectively, which represents securities included in fixed maturity securities available for sale in the consolidated balance sheet at the respective balance sheet dates. The collateral is held by the lending agent for the benefit of the Company and not available for the general use of the Company (restricted). Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income.

Dollar Roll Agreements

Throughout the year, the Company may enter into dollar roll agreements. These are agreements to sell mortgage-backed securities ("MBS") and to repurchase substantially similar securities at a specific price and date in the future. Dollar roll agreements are accounted for as sales of financial assets and forward repurchase commitments. Assets are removed from the consolidated balance sheet at the time of sale. The difference between sales proceeds and carrying values are recorded as realized gains or losses. The forward repurchase commitments are accounted for at fair value, and the changes in fair value are recorded as realized gains or losses. Assets are recorded at the

                    American General Life Insurance Company

2.4 Investments (continued)

time of purchase at fair value. Unsettled amounts on the purchase contracts are reflected in the consolidated balance sheets in other liabilities. At
December 31, 2006 and 2005, the Company had no dollar roll agreements outstanding.

Derivative Financial Instruments

The Company reports all derivative instruments at fair value in the consolidated balance sheet.

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates, foreign currencies and equity markets on cash flows from investment income, policyholder liabilities and equity. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

The Company has issued a small number of equity-indexed annuity contracts, which contain embedded derivatives associated with guarantees tied to the S&P 500 index. The Company uses S&P 500 indexed call options to offset the increase in its liabilities resulting from the equity-indexed features of these annuity contracts. The embedded derivatives and the call options are carried at fair value, with changes in fair value recognized in realized investment gains and losses.

Financial instruments used by the Company for such purposes include interest rate swaps, foreign currency swaps, S&P 500 index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds).

The Company believes that such hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting (see
Note 10). The Company carries all derivatives at fair value in the consolidated balance sheet. Changes in the fair value of derivatives are reported as part of realized investment gains and losses in the consolidated statement of income.

2.5 Separate Accounts

Separate account assets and liabilities represent funds that are separately administered for variable annuities and variable universal life contracts, for which the investment risk lies solely with the contract holder, except to the extent of minimum guarantees made by the Company with respect

                    American General Life Insurance Company

2.5 Separate Accounts (continued)

to certain policies. Therefore, the Company's liability for these separate accounts equals the value of the separate account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in separate accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

The Company receives administrative fees and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the consolidated statement of income.

2.6 Deferred Policy Acquisition Costs ("DPAC"), Cost of Insurance Purchased ("CIP") and Deferred Sales Inducements

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC. The cost assigned to certain insurance contracts in force at January 31, 1995, the date of American General Corporation's ("AGC") acquisition of The Franklin, is reported as CIP.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts are charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DPAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC or CIP amortization. DPAC and CIP associated with all other insurance contracts are charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves and on the unamortized balance of CIP at rates of 3.00 percent to 8.25 percent.

With respect to the Company's variable annuity contracts, the assumption for the long-term annual growth of the separate account assets used by the Company in the determination of DPAC amortization is approximately 10 percent (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10 percent long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15 percent during the

                    American General Life Insurance Company

2.6 Deferred Policy Acquisition Costs ("DPAC"), Cost of Insurance Purchased ("CIP") and Deferred Sales Inducements (continued)

first year following the introduction of a product, the DPAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9 percent, resulting in an average annual growth rate of 10 percent during the life of the product. Similarly, following periods of below 10 percent performance, the model will assume a short-term growth rate higher than 10 percent. An adjustment to DPAC will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10 percent growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies. With respect to the Company's variable universal life policies, the assumption for the long-term growth of the separate account assets used by the Company in the determination of DPAC amortization is approximately 9 percent, but no reversion to the mean adjustment is applied.

DPAC and CIP related to interest-sensitive products are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment, net of deferred taxes, is included in unrealized investment gains (losses) in accumulated other comprehensive income within shareholder's equity.

The Company reviews the carrying amounts of DPAC and CIP at least annually. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

The Company currently offers sales inducements, which may include enhanced crediting rates or bonus payments to contractholders, on certain of its products. Sales inducements provided to the contractholder are recognized as part of the liability for policyholder contract deposits on the consolidated balance sheet. Deferred sales inducement assets are deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period.

                    American General Life Insurance Company

2.7 Future Life Policy Benefits and Policyholder Contract Deposits

Substantially all of the Company's insurance and annuity liabilities relate to long duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

Future policy benefits and policyholder contract deposit liabilities were as follows at December 31:

                                                           2006        2005
                                                        ----------- -----------
                                                            (In Thousands)
Future policy benefits:
   Ordinary life                                        $ 5,190,640 $ 4,852,453
   Group life                                                25,202      25,760
   Life contingent group annuities                           83,159      85,565
   Life contingent annuities                              5,678,513   4,737,550
   Terminal funding                                         394,000     397,630
   Accident and health                                      259,172     244,682
                                                        ----------- -----------
Total                                                   $11,630,686 $10,343,640
                                                        =========== ===========
Policyholder contract deposits:
   Annuities                                            $33,738,454 $33,228,804
   Corporate-owned life insurance                           354,723     373,848
   Universal life                                         6,945,119   6,113,472
                                                        ----------- -----------
Total                                                   $41,038,296 $39,716,124
                                                        =========== ===========

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Interest, mortality, and surrender assumptions vary by product and are generally based upon actual experience at the time of issue. Interest assumptions used to compute individual life reserves ranged from 1 percent to 11 percent.

The liability for policyholder contract deposits has been established based on various assumptions. Interest rates credited for deferred annuities vary by year of issuance and range from 3.0 percent to 10.0 percent. Current declared interest rates are generally guaranteed to remain in effect for a period of one year, though some are guaranteed for longer periods. Withdrawal charges generally range from 0.0 percent to 20.0 percent, grading to zero over a period of 0 to 19 years. Interest rates on corporate-owned life insurance are guaranteed at 3.0 or

                    American General Life Insurance Company

2.7 Future Life Policy Benefits and Policyholder Contract Deposits (continued)

4.0 percent, depending on policy form, and the weighted average rate credited in 2006 was 4.46 percent.

2.8 Guaranteed Minimum Death Benefits

A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product ("the GMDB"). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated with interest at rates up to 3 percent per annum (subject to certain caps). The GMDB has issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Prior to January 1, 2004, the Company expensed GMDB-related benefits in the period incurred, and therefore did not provide reserves for future benefits. Effective January 1, 2004, the Company provides reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in policyholders' benefits in the consolidated statement of income.

The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to policyholders' benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

2.9 Premium Recognition

Premiums for traditional life insurance products are recognized when due. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross received and the net premium is deferred and recognized in a constant relationship to insurance in force for life insurance contracts and to the amount of expected future benefit payments for annuity contracts.

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender

                    American General Life Insurance Company

2.9 Premium Recognition (continued)

charges and are included in other income in the consolidated statement of income. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC. Variable annuity and variable universal life fees, asset management fees and surrender charges are recorded as income when earned. Net retained broker dealer commissions are recognized as income on a trade date basis.

2.10 Reinsurance

The Company generally limits its exposure to loss on any single insured to $5.0 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $10.0 million. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

A receivable is recorded for reinsured benefits, both paid and pending, which is recoverable from the reinsurer. Total reinsurance recoverables on ceded reinsurance contracts are included in accounts receivable. Reinsurance premiums are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

2.11 Participating Policy Contracts

Participating life insurance accounted for approximately 2 percent of life insurance in force at December 31, 2006.

The portion of earnings allocated to participating policyholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $49.4 million, $56.4 million and $60.8 million in 2006, 2005 and 2004, respectively, and were included as part of policyholders' benefits in the consolidated statement of income.

2.12 Income Taxes

For the tax years ending December 31, 2006, 2005 and 2004, the Company will join in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated

                    American General Life Insurance Company

2.12 Income Taxes (continued)

to each entity that joins in the consolidation. Under this agreement, AGC Life Insurance Company agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses and tax credits, if any, within a reasonable period of time after the filing of the consolidated federal income tax return for the year in which the losses are used.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

2.13 Recently Issued Accounting Standards

FSP FAS 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," replaces the measurement and recognition guidance set forth in Emerging Issue Task Force Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and codifies certain existing guidance on impairment and accretion of income in periods subsequent to an other-than-temporary impairment, where appropriate. The Company's adoption of FSP FAS 115-1 on January 1, 2006 did not have a material effect on the Company's consolidated financial condition or results of operations.

On April 13, 2006, the Financial Accounting Standards Board ("FASB") issued FSP FIN 46(R)-6, "Determining the Variability to be Considered in Applying FASB Interpretation No. 46(R)" ("FIN 46(R)-6"). FIN 46(R)-6 affects the identification of which entities are variable interest entities (VIEs) through a "by design" approach in identifying and measuring the variable interests of the VIE and its primary beneficiary. The requirements became effective beginning in the third quarter of 2006 and are to be applied to all new VIEs with which the Company becomes involved. The new requirements need not be applied to entities that have previously been

                    American General Life Insurance Company

2.13 Recently Issued Accounting Standards (continued)

analyzed under FIN 46(R) unless a reconsideration event occurs. The adoption of this guidance did not have a material effect on the Company's consolidated financial condition or results of operations.

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). This statement was effective as of January 1, 2004 and requires the Company to recognize a liability for GMDB, as discussed in note 2.8, related to its variable annuity and variable life contracts and modifies certain disclosures and financial statement presentations for these products. The Company reported a one-time cumulative accounting charge upon adoption of $16.9 million to reflect the guaranteed minimum death benefit liability as of January 1, 2004. In addition, under SOP 03-01, variable annuity assets held in separate accounts will continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account ("separate account seed money") do not qualify for separate account accounting and reporting.

In December 2004, the FASB issued Statement No. 123 (revised 2004) ("FAS 123R"), "Share-Based Payment." FAS 123R replaces FASB Statement No. 123 ("FAS 123"), "Accounting for Stock-based Compensation," which superseded APB Opinion No. 25, "Accounting for Stock Issued to Employees" and amended FAS 95, "Statement of Cash Flows." FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistently with FAS 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein. AIG adopted the provisions of the revised FAS 123R and its related interpretative guidance on January 1, 2006. The impact of adopting FAS 123R was not material to the consolidated financial position or results of operations of AIG or the Company.

At the June 2005 meeting, the EITF reached a consensus with respect to Issue No. 04-5, "Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights" (formerly, "Investor's Accounting for an Investment in a Limited Partnership When the Investor Is the Sole

                    American General Life Insurance Company

2.13 Recently Issued Accounting Standards (continued)

General Partner and the Limited Partners Have Certain Rights"). The Issue addresses what rights held by the limited partner(s) preclude consolidation in circumstances in which the sole general partner would consolidate the limited partnership in accordance with generally accepted accounting principles absent the existence of the rights held by the limited partner(s). Based on that consensus, the EITF also agreed to amend the consensus in Issue No. 96-16, "Investor's Accounting for an Investee When the Investor Has a Majority of the Voting Interest but the Minority Shareholders Have Certain Approval or Veto Rights." The guidance in this Issue was effective after June 29, 2005 for general partners of all new limited partnerships formed and for existing limited partnerships for which the partnership agreements are modified. For general partners in all other limited partnerships, the guidance in this Issue was effective beginning January 1, 2006. The effect of the adoption of this EITF Issue was not material to the Company's consolidated financial condition or results of operations.

On June 29, 2005, FASB issued Statement 133 Implementation Issue No. B38, "Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option." This implementation guidance relates to the potential settlement of the debtor's obligation to the creditor that would occur upon exercise of the put option or call option, which meets the net settlement criterion in FAS 133 paragraph 9(a). The effective date of the implementation guidance was January 1, 2006. The adoption of this guidance did not have a material effect on the Company's consolidated financial condition or results of operations.

On June 29, 2005, FASB issued Statement 133 Implementation Issue No. B39, "Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor." The conditions in FAS 133 paragraph 13(b) do not apply to an embedded call option in a hybrid instrument containing a debt host contract if the right to accelerate the settlement of the debt can be exercised only by the debtor (issuer/borrower). This guidance does not apply to other embedded derivative features that may be present in the same hybrid instrument. The effective date of the implementation guidance was January 1, 2006. The adoption of this guidance did not have a material effect on the Company's consolidated financial condition or results of operations.

On February 16, 2006, the FASB issued FAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("FAS 155"), an amendment of FAS 140 and FAS 133. FAS 155 permits the Company to elect to measure any hybrid financial instrument at fair value (with changes in fair value recognized in earnings) if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under FAS 133. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis and is irrevocable. The Company elected to early adopt FAS 155 effective January 1, 2006

                    American General Life Insurance Company

2.13 Recently Issued Accounting Standards (continued)

and apply FAS 155 fair value measurement to certain investments in its available for sale portfolio that existed at December 31, 2005. The effect of this adoption resulted in a $4.9 million aftertax ($7.5 million pretax) increase to retained earnings as of January 1, 2006.

FUTURE APPLICATION OF ACCOUNTING STANDARDS

On September 19, 2005, the AICPA issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FAS 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The effective date of the implementation guidance is January 1, 2007. The Company does not expect the implementation of SOP 05-1 to have a material effect on its consolidated financial condition or consolidated results of operations.

On July 13, 2006, the FASB issued FASB Interpretation 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The effective date of this implementation guidance is January 1, 2007, with the cumulative effect of the change in accounting principle recorded as an adjustment to opening retained earnings. The implementation of FIN 48 is not material to the Company's consolidated financial condition.

On July 13, 2006, the FASB issued FASB Staff Position (FSP) No. FAS 13-2, Accounting for a Change or Projected Change in the Timing of Cash Flows Relating to Income Taxes Generated by a Leveraged Lease Transaction ("FSP 13-2"). FSP 13-2 addresses how a change or projected change in the timing of cash flows relating to income taxes generated by a leveraged lease transaction affects the accounting for the lease by the lessor. The FSP is effective for fiscal years beginning after December 15, 2006. The Company expects to record an adjustment of $50 million, net of tax, to the beginning balance of retained earnings as of January 1, 2007 to reflect the cumulative effect of this change in accounting.

                    American General Life Insurance Company

2.13 Recently Issued Accounting Standards (continued)

In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently assessing the effect of implementing this guidance.

In February 2007, the FASB issued FAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items will be required to be reported in earnings in the current period. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently assessing the effect of implementing this guidance, which directly depends on the nature and extent of eligible items elected to be measured at fair value, upon initial application of the standard on January 1, 2008.

3. Investments

3.1 Investment Income

Investment income by type of investment was as follows for the years ended December 31:

                                                  2006       2005       2004
                                               ---------- ---------- ----------
                                                        (In Thousands)
Investment income:
   Fixed maturities                            $3,393,034 $3,265,962 $3,101,785
   Equity securities                                2,852      3,435      8,070
   Mortgage loans on real estate                  287,872    273,270    229,921
   Investment real estate                          10,475      9,903     10,265
   Policy loans                                   103,191    100,787     99,421
   Other long-term investments                    165,395     32,396     82,767
   Short-term investments                          35,420     28,263     16,697
                                               ---------- ---------- ----------
Gross investment income                         3,998,239  3,714,016  3,548,926
Investment expenses                                35,419     80,130     63,577
                                               ---------- ---------- ----------
Net investment income                          $3,962,820 $3,633,886 $3,485,349
                                               ---------- ---------- ----------

                    American General Life Insurance Company

3.1 Investment Income (continued)

The carrying value of investments that produced no investment income during 2006 was less than 0.1 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

During 2006, 2005 and 2004, investment income from other long-term investments is primarily related to gains or losses associated with various partnership interests.

                    American General Life Insurance Company

3.2 Net Realized Investment Gains (Losses)

Realized gains (losses) by type of investment were as follows for the years ended December 31:

                                                  2006       2005       2004
                                               ---------  ---------  ---------
                                                        (In Thousands)
Fixed maturities:
   Gross gains                                 $ 125,224  $ 204,217  $ 270,273
   Gross losses                                 (341,900)  (329,543)  (256,398)
                                               ---------  ---------  ---------
Total fixed maturities                          (216,676)  (125,326)    13,875
Equity securities:
   Gross gains                                    17,272     36,750     12,999
   Gross losses                                   (1,424)       (23)    (5,958)
Partnerships:
   Gross gains                                     5,000      2,000          0
   Gross losses                                  (21,847)    (6,464)   (20,818)
Derivatives:
   Gross gains                                     2,000      5,162      1,000
   Gross losses                                  (46,720)         0    (32,852)
Other :
   Gross gains                                    11,752     39,909          0
   Gross losses                                  (39,011)    (4,859)   (31,683)
                                               ---------  ---------  ---------
Net realized investment gains (losses) before
  tax                                           (289,654)   (52,851)   (63,437)
Income tax benefit                               (99,042)   (18,498)   (22,203)
                                               ---------  ---------  ---------
Net realized investment gains (losses) after
  tax                                          $(190,612) $ (34,353) $ (41,234)
                                               =========  =========  =========

During 2006, 2005 and 2004, the Company's realized losses included write-downs of $222.3 million, $121.6 million and $63.1 million, respectively, for certain available for sale fixed maturity investments that experienced declines deemed other than temporary. The determination that a security has incurred an other-than-temporary decline in value and the amount of loss recognition requires the judgment of the Company's management and a continual review of its investments as discussed in Note 2.

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities

The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity securities available for sale and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006 and 2005:

                                  Less than 12 Months    12 Months or More            Total
                                 --------------------  ---------------------  ---------------------
                                                           (In Thousands)
                                            Unrealized             Unrealized             Unrealized
December 31, 2006                Fair Value   Losses   Fair Value    Losses   Fair Value    Losses
-----------------                ---------- ---------- ----------- ---------- ----------- ----------
Fixed maturity securities
Corporate securities:
Investment- grade                $4,493,731 $(100,697) $ 5,835,318 $(194,125) $10,329,049 $(294,822)
Below investment-grade              319,848   (20,308)     251,021   (11,808)     570,869   (32,116)
Mortgage-backed securities        1,259,556   (15,702)   6,642,120  (121,012)   7,901,676  (136,714)
U.S. government obligations           9,408      (126)       5,094      (730)      14,502      (856)
Foreign governments                  10,164    (6,225)          --        --       10,164    (6,225)
State and political subdivisions    320,831    (5,074)   1,049,115   (35,459)   1,369,946   (40,533)
Collateralized bonds                 38,013      (987)      21,169    (1,331)      59,182    (2,318)
Redeemable preferred stocks          30,492    (5,081)          --                 30,492    (5,081)
Equity securities                     5,931    (1,048)          --        --        5,931    (1,048)
                                 ---------- ---------  ----------- ---------  ----------- ---------
   Total                         $6,487,974 $(155,248) $13,803,837 $(364,465) $20,291,811 $(519,713)
                                 ========== =========  =========== =========  =========== =========

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

                                  Less than 12 Months     12 Months or More           Total
                                 ---------------------  --------------------  ---------------------
                                                           (In Thousands)
                                             Unrealized            Unrealized             Unrealized
December 31, 2005                Fair Value    Losses   Fair Value   Losses   Fair Value    Losses
-----------------                ----------- ---------- ---------- ---------- ----------- ----------
Fixed maturity securities
Corporate securities:
Investment- grade                  6,047,418  (131,287)    467,666   (25,151)   6,515,084  (156,438)
Below investment-grade               899,747   (60,173)    208,079   (19,281)   1,107,826   (79,454)
Mortgage-backed securities         7,391,729  (119,489)    271,009    (8,492)   7,662,738  (127,981)
U.S. government obligations            4,175      (200)      2,080      (477)       6,255      (677)
Foreign governments                   94,476    (6,565)          0         0       94,476    (6,565)
State and political subdivisions     710,303   (17,311)    101,000    (7,000)     811,303   (24,311)
Collateralized bonds                  14,566      (933)     11,690      (792)      26,256    (1,725)
Equity securities                      2,794      (172)      1,742    (1,476)       4,536    (1,648)
                                 ----------- ---------  ----------  --------  ----------- ---------
Total                            $15,165,208 $(336,130) $1,063,266  $(62,669) $16,228,474 $(398,799)
                                 =========== =========  ==========  ========  =========== =========

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

The Company regularly reviews its investments for possible impairments based on the criteria discussed in Note 2. The determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. As of December 31, 2006, all of the unrealized losses in the table shown above were considered to be temporary based on the results of this review.

Fixed maturity and equity securities classified as available-for-sale are reported at fair value. Amortized cost and fair value at December 31, 2006 and 2005 were as follows:

                                                           Gross      Gross
                                              Amortized  Unrealized Unrealized
                                                Cost        Gain       Loss    Fair Value
                                             ----------- ---------- ---------- -----------
                                                            (In Thousands)
December 31, 2006
Fixed maturity securities:
   Corporate securities:
       Investment-grade                      $28,818,873 $1,078,472 $(294,822) $29,602,523
       Below investment-grade                  3,512,776    208,715   (32,116)   3,689,375
   Mortgage-backed securities                 12,799,496    158,103  (136,714)  12,820,885
   U.S. government obligations                   175,439     29,639      (856)     204,222
   Foreign governments                           709,116     87,008    (6,225)     789,899
   State and political subdivisions            3,482,069     91,640   (40,533)   3,533,176
   Collateralized bonds                           99,611      1,740    (2,318)      99,033
   Redeemable preferred stocks                    75,273      2,211    (5,081)      72,403
                                             ----------- ---------- ---------  -----------
Total fixed maturity securities              $49,672,653 $1,657,528 $(518,665) $50,811,516
                                             =========== ========== =========  ===========
Equity securities                            $    43,908 $   41,454 $  (1,048) $    83,314
                                             =========== ========== =========  ===========
Separate account seed money                  $        -- $       -- $      --  $        --
                                             =========== ========== =========  ===========
Investment in AIG                            $     8,597 $   49,459 $      --  $    58,056
                                             =========== ========== =========  ===========

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

                                                           Gross      Gross
                                              Amortized  Unrealized Unrealized
                                                Cost        Gain       Loss    Fair Value
                                             ----------- ---------- ---------- -----------
                                                            (In Thousands)
December 31, 2005
Fixed maturity securities:
   Corporate securities:
       Investment-grade                      $28,425,624 $1,510,483 $(156,438) $29,779,669
       Below investment-grade                  3,504,754    145,856   (79,454)   3,571,156
   Mortgage-backed securities                 12,632,632    113,801  (127,981)  12,618,452
   U.S. government obligations                   175,470     34,052      (677)     208,845
   Foreign governments                           750,686     93,689    (6,565)     837,810
   State and political subdivisions            3,256,136    125,314   (24,311)   3,357,139
   Collateralized bonds                           83,537      1,875    (1,725)      83,687
   Redeemable preferred stocks                    53,808     13,196        --       67,004
                                             ----------- ---------- ---------  -----------
Total fixed maturity securities              $48,882,647 $2,038,266 $(397,151) $50,523,762
                                             =========== ========== =========  ===========
Equity securities                            $    33,457 $   34,552 $  (1,648) $    66,361
                                             =========== ========== =========  ===========
Separate account seed money                  $    64,000 $    3,000 $      --  $    67,000
                                             =========== ========== =========  ===========
Investment in AIG                            $     8,597 $   46,680 $      --  $    55,277
                                             =========== ========== =========  ===========

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

Net unrealized gains (losses) on securities included in accumulated other comprehensive income in shareholder's equity at December 31, 2006 were as follows:

                                               2006        2005        2004
                                            ----------  ----------  ----------
                                                      (In Thousands)
                                            ----------------------------------
Gross unrealized gains                      $1,748,441  $2,122,498  $2,988,563
Gross unrealized losses                       (519,713)   (398,799)   (165,639)
DPAC and other fair value adjustments         (148,357)   (316,972)   (587,095)
Deferred federal income taxes                 (380,906)   (497,287)   (792,305)
                                            ----------  ----------  ----------
Net unrealized gains on securities          $  699,465  $  909,440  $1,443,524
                                            ==========  ==========  ==========

The contractual maturities of fixed maturity securities at December 31, 2006 were as follows:

                                                                 2006
                                                        -----------------------
                                                         Amortized    Market
                                                           Cost       Value
                                                        ----------- -----------
                                                            (In Thousands)
Fixed maturity securities, excluding mortgage-backed
  securities:
   Due in one year or less                              $   507,531 $   516,401
   Due after one year through five years                  4,623,762   4,821,659
   Due after five years through ten years                11,368,512  11,597,441
   Due after ten years                                   20,373,352  21,055,130
Mortgage-backed securities                               12,799,496  12,820,885
                                                        ----------- -----------
Total fixed maturity securities                         $49,672,653 $50,811,516
                                                        =========== ===========

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $16.4 billion, $29.5 billion and $28.7 billion, during 2006, 2005 and 2004, respectively.

At December 31, 2006, $47.6 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                    American General Life Insurance Company

3.4 Mortgage Loans on Real Estate

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75 percent or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 2006 and 2005:

                                           Outstanding Percent of    Percent
                                             Amount      Total    Nonperforming
                                           ----------- ---------- -------------
                                                      (In thousands)
December 31, 2006
Geographic distribution:
   South Atlantic                          $1,031,455     21.0%        0.0%
   Pacific                                  1,105,137     22.4         0.0
   Mid-Atlantic                             1,243,973     25.3         0.0
   East North Central                         501,226     10.2         2.6
   Mountain                                   196,097      4.0         0.0
   West South Central                         310,326      6.3         0.0
   East South Central                         241,600      4.9         0.0
   West North Central                          96,157      2.0        11.5
   New England                                174,664      3.6         0.0
   Canada                                      21,786      0.4         0.0
Allowance for losses                           (4,206)    (0.1)        0.0
                                           ----------    -----
Total                                      $4,918,215    100.0%        0.5%
                                           ==========    =====
Property type:
   Office                                  $2,035,908     41.4%         24
   Retail                                   1,147,946     23.4           0
   Industrial                                 467,101      9.5           0
   Apartments                                 778,821     15.8           0
   Hotel/motel                                179,171      3.6           0
   Other                                      313,474      6.4           0
Allowance for losses                           (4,206)    (0.1)          0
                                           ----------    -----
Total                                      $4,918,215    100.0%        0.5%
                                           ==========    =====

                    American General Life Insurance Company

3.4 Mortgage Loans on Real Estate (continued)

                                           Outstanding Percent of    Percent
                                             Amount      Total    Nonperforming
                                           ----------- ---------- -------------
                                                      (In thousands)
December 31, 2005
Geographic distribution:
   South Atlantic                          $  862,100     23.3%        0.0%
   Pacific                                    722,290     19.5         0.0
   Mid-Atlantic                               854,126     23.1         0.0
   East North Central                         395,301     10.7         8.9
   Mountain                                   129,504      3.5         0.0
   West South Central                         235,138      6.4         0.0
   East South Central                         202,805      5.5         0.0
   West North Central                         104,233      2.8        21.6
   New England                                172,029      4.7         0.0
   Canada                                      22,363       .6         0.0
Allowance for losses                           (4,679)    (0.1)        0.0
                                           ----------    -----
Total                                      $3,694,210    100.0%        2.1%
                                           ==========    =====
Property type:
   Office                                  $1,435,719     38.9%        5.6%
   Retail                                   1,044,521     28.3         0.2
   Industrial                                 426,077     11.4         0.0
   Apartments                                 520,486     14.1         0.0
   Hotel/motel                                 65,667      1.8         0.0
   Other                                      206,419      5.6         0.0
Allowance for losses                           (4,679)    (0.1)        0.0
                                           ----------    -----
Total                                      $3,694,210    100.0%        2.1%
                                           ==========    =====

Impaired mortgage loans on real estate and related interest income is not material.

                    American General Life Insurance Company

4. Deferred Policy Acquisitions Costs, Cost of Insurance Purchased and Sales Inducements

The following reflects deferred policy acquisition costs and cost of insurance purchased which will be amortized against future income and the related current amortization charges to income, excluding certain amounts deferred and amortized in the same period:

                                               2006        2005        2004
                                            ----------  ----------  ----------
                                                      (In Thousands)
Balance at January 1                        $3,972,384  $3,260,541  $2,913,067
   Capitalization                              921,193     833,211     719,346
   Accretion of interest/amortization         (188,138)   (375,941)   (279,149)
   Effect of unrealized (gains) losses on
     securities                                 99,677     259,223     (80,598)
   Effect of realized (gains) losses on
     securities                                 71,884      (4,650)    (12,125)
                                            ----------  ----------  ----------
Balance at December 31                      $4,877,000  $3,972,384  $3,260,541
                                            ==========  ==========  ==========

The Company adjusts DAC amortization ("a DAC unlocking") when estimates of current or future gross profits on FAS 97 products to be realized are revised. In 2006, DAC amortization was decreased by $134 million due to the combination of DAC and system migration of deferred annuities and interest sensitive life products.

A roll forward of the cost of insurance purchased ("CIP") for the years ended December 31 follows:

                                                    2006      2005      2004
                                                  --------  --------  --------
                                                         (In Thousands)
Balance at January 1                              $335,899  $324,920  $338,520
   Deferral of renewal commissions                       0         0     3,623
   Accretion of interest/amortization               (5,970)   (9,561)  (30,316)
   Effect of unrealized (gains) losses on
     securities                                     18,449    23,672    12,725
   Effect of realized (gains) losses on
     securities                                      3,091    (3,132)      368
                                                  --------  --------  --------
Balance at December 31                            $351,469  $335,899  $324,920
                                                  ========  ========  ========

CIP amortization expected to be recorded in each of the next five years, from 2007 through 2011, is $12.9 million, $12.5 million, $11.6 million, $8.3 million, and $7.0 million, respectively.

                    American General Life Insurance Company

4. Deferred Policy Acquisitions Costs, Cost of Insurance Purchased and Sales Inducements (continued)

Activity in sales inducement for the years ended December 31 follows:

                                                      2006     2005     2004
                                                    -------  -------  -------
                                                          (In Thousands)
Balance at January 1                                $46,960  $27,692  $20,000
   Deferrals                                         41,681   21,284    8,741
   Accretion of interest/amortization                (4,513)  (2,016)  (1,049)
   Effect of unrealized (gains) losses on
     securities                                      (2,000)      --       --
   Effect of realized (gains) losses on securities       --       --       --
                                                    -------  -------  -------
Balance at December 31                              $82,128  $46,960  $27,692
                                                    =======  =======  =======

5. Reserves for Guaranteed Benefits

Details concerning the Company's guaranteed minimum death benefit exposure including a return of net deposits plus a minimum return as of December 31, 2006 were as follows:

                                                   2006           2005
                                                 -------        -------
                                                      (In Millions)
Account value                                    $46,877        $45,297
Net amount at risk /(a)/                           1,322          1,801
Average attained age of contract holders              56             54
Range of guaranteed minimum return rates         0.00%-3.00%    0.00%-3.00%
--------
/(a)/ Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the consolidated balance sheet:

                    American General Life Insurance Company

                                              2006   2005
                                              ----   ----
                                              (In Millions)
Balance at January 1                          $ 7    $10
Guaranteed benefits incurred                    4      5
Guaranteed benefits paid                       (6)    (8)
                                              ------ ------
Balance at December 31                        $ 5    $ 7
                                              ====== ======

The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2006 and December 31, 2005:

    . Data used was 1,000 stochastically generated investment performance scenarios.

    .  Mean investment performance assumption was 10%.

    .  Volatility assumption was 16%.

    .  Mortality was assumed to be 70% to 87.5% of the 1983a table.

    .  Lapse rates vary by contract type and duration and range from 5% to 25%.

    .  The discount rate was 3% to 8%.

6. Other Assets

Other assets consisted of the following:

                                                 December 31
                                              -----------------
                                                2006     2005
                                              -------- --------
                                               (In Thousands)
Goodwill                                      $ 37,951 $ 39,765
Computer software, net                          72,566   96,184
Accounts receivable from brokers                53,960   14,582
Prepaid expenses                                37,875   39,304
Property and equipment, net                     60,012   45,366
Other assets                                    37,083   25,725
                                              -------- --------
Total other assets                            $299,447 $260,926
                                              ======== ========

                    American General Life Insurance Company

7. Federal Income Taxes

7.1 Tax Liabilities

Income tax liabilities were as follows:

                                                   December 31
                                              ---------------------
                                                 2006       2005
                                              ---------- ----------
                                                 (In Thousands)
Current tax receivables                       $   52,860 $   14,032
Net deferred tax liabilities                   1,280,317  1,389,968
                                              ---------- ----------
   Income tax payable                         $1,333,177 $1,404,000
                                              ========== ==========

The components of deferred tax liabilities and assets at December 31 were as follows:

                                                         2006        2005
                                                     -----------  ----------
                                                          (In Thousands)
Deferred tax liabilities applicable to:
   Deferred policy acquisition costs                 $ 1,418,736  $1,236,446
   Basis differential of investments                     218,891     215,648
   Net unrealized gains on debt and equity
     securities available for sale                       380,906     497,287
   Capitalized EDP                                        25,305      24,144
   Prepaid expenses                                        5,102      12,814
   Other                                                 239,478     143,258
                                                     -----------  ----------
Total deferred tax liabilities                         2,288,418   2,129,597
Deferred tax assets applicable to:
   Policy reserves                                    (1,003,225)   (713,177)
   Other                                                  (4,876)    (26,452)
                                                     -----------  ----------
Total deferred tax assets                             (1,008,101)   (739,629)
                                                     -----------  ----------
Net deferred tax liabilities                         $ 1,280,317  $1,389,968
                                                     ===========  ==========

Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus." At January 1, 2005 the Company had

                    American General Life Insurance Company

7.1 Tax Liabilities (continued)

approximately $382 million of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless it is distributed as a dividend, or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. During 2005, the Company distributed cash dividends in excess of $382 million, thereby eliminating its policyholders' surplus account and its exposure to federal income taxation.

7.2 Tax Expense

Components of income tax expense (benefit) for the years ended December 31 were as follows:

                                                  2006       2005      2004
                                                --------  ---------  --------
                                                        (In Thousands)
Income tax at statutory percentage of
GAAP pretax income                              $512,820  $ 561,589  $513,629
Non-conventional fuel source credits             (89,803)  (142,767)  (96,202)
Dividends received deduction                     (24,419)   (28,583)  (19,828)
Prior year corrections                             7,113    (10,989)   (8,241)
Other credits, taxes and settlements             (13,406)     1,331     2,760
                                                --------  ---------  --------
Income tax expense                              $392,305  $ 380,581  $392,118
                                                ========  =========  ========

                    American General Life Insurance Company

8. Transactions With Affiliates

Notes receivable from affiliates were as follows:

                                               December 31, 2006    December 31, 2005
                                              -------------------- --------------------
                                              Par Value Book Value Par Value Book Value
                                              --------- ---------- --------- ----------
                                                           (In Thousands)
American General Corporation, 9.375%, due
  2008                                        $  4,725   $  4,297  $  4,725   $  4,091
Transatlantic Holdings Inc., Promissory
  notes, 5.75%, due 2015                       164,000    163,358   164,000    163,202
AGC Life, Promissory notes, 5.02%, due 2010    116,000    116,000   116,000    116,000
American General Corporation, Promissory
  notes, 5.57%, due 2011                       415,000    415,000   415,000    415,000
Castle Trust 2, Asset backed notes, 5.26%,
  due 2026                                      36,944     36,021    41,453     41,449
Castle Trust 2, Asset backed notes, 8.26%,
  due 2026                                      13,155     13,563    13,929     13,924
                                              --------   --------  --------   --------
Total notes receivable from affiliates        $749,824   $748,239  $755,107   $753,666
                                              ========   ========  ========   ========

Various AIG companies provide services to the Company, principally mortgage servicing and investment management services, provided by American International Group Global Investment Corporation ("AIGGIC") on a fee basis. The Company paid approximately $69.9 million, $66.9 million and $67.5 million for such services in 2006, 2005 and 2004, respectively. Accounts payable for such services at December 31, 2006 and 2005 were not material. The Company rents facilities and provides services on an allocated cost basis to various AIG companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly owned, non-life insurance subsidiary, AGLC. AGLC provides shared services, including technology, to a number of AIG's life insurance subsidiaries. The Company received approximately $354.8 million, $329.2 million and $337.0 million for such services and rent in 2006, 2005 and 2004, respectively. Accounts receivable for rent and services at December 31, 2006 and 2005 were not material.

As a matter of Company policy, derivative contracts are generally executed with AIG

                    American General Life Insurance Company

Financial Products Corp. ("AIGFP"), an affiliated financial products company. From time to time, derivatives will be entered into with unaffiliated parties in conjunction with private placement investments.

During 2004, the Company purchased 38.7% of the non-voting preferred equity issued by Castle Trust 2003-II LP ("Castle Trust 2") for $116,558,398. The remaining non-voting equity interest and 100% of the voting equity of Castle Trust are held by various affiliates of the Company. The business of Castle Trust 2, and its wholly owned subsidiaries, is limited to buying, owning, leasing and selling a portfolio of aircraft. The purchase was funded by a capital contribution received from AGC Life Insurance Company. The Company's investment in Castle Trust 2 is reported in partnerships on the consolidated balance sheet.

On January 14, 2004, the Company purchased $65 million of fixed-rate asset-backed notes issued by Castle Trust 2. The notes mature on November 15, 2026 and are included in notes receivable from affiliates on the consolidated balance sheet.

On December 29, 2004, the Company purchased from Ambler Holding Corp, a wholly-owned subsidiary of the Company's affiliate AIG Financial Products, all of its Class D membership interests in Spicer Energy II LLC ("Spicer") for a purchase price of $86,100,234. As a result, the Company's Class D interest represents 25.3% of the equity in Spicer's three synfuel facilities. The Company's investment in Spicer is reported in partnerships on the consolidated balance sheet.

Effective August 1, 2003, the Company and AIG Life Insurance Company of Bermuda ("AIGB") entered into a Cut-through Agreement pursuant to which insureds, their beneficiaries and owners were granted a direct right of action against the Company in the event AIGB becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by AIGB. The Cut-through Agreement was approved by the Texas Department of Insurance. The amount of the retained liability on AIGB's books related to this agreement totaled $340,000 at December 31, 2006 and $345,000 at December 31, 2005. The Company believes the probability of loss under this agreement is remote.

Effective June 23, 2003, the Company entered into a Cut-through Agreement with AIG Life of Canada ("AIGC") pursuant to which claimants were granted a direct right of action against the Company in the event AIGC becomes insolvent or otherwise cannot or refuses to perform its obligations under certain structured settlement contracts issued by AIGC. On November 6, 2003, the Company filed the Cut-through Agreement with the Texas Department of Insurance (the

                    American General Life Insurance Company

Department). In early 2005, the Company discussed this Cut-through Agreement with the Department and a reserve was established under these contracts that would not exceed $300 million without the consent of the Department. In 2006, the Company again discussed the Cut-through Agreement with the Department. The Company requested that the maximum allowed reserve be increased to $500 million. The reserves recorded by AIGC, related to these contracts, totaled $362 million at December 31, 2006 and $231 million at December 31, 2005. The Company believes the probability of loss under this agreement is remote.

On December 7, 2005, the Company acquired 5.75% Senior Notes due December 14, 2015, issued by Transatlantic Holdings, Inc., an affiliate of the Company, at a cost of $163.2 million. Other affiliates of the Company are holders of the same class of securities.

On September 23, 2003, the Company purchased 68 percent of the non-voting preferred equity issued by Castle 2003-1 Trust ("Castle Trust") for $182.3 million. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle Trust are held by affiliates of the Company. Castle Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle Trust and its wholly owned subsidiaries is limited to buying, owning, leasing and selling a portfolio of commercial jets. In December 2003, the FASB issued a "Revision to Interpretation No. 46, Consolidation of Variable Interest Entities" ("FIN46R") (See Note 2.14). In accordance with FIN46R, Castle Trust has been consolidated in the Company's consolidated financial statements for the years ending December 31, 2006, 2005 and 2004.

Effective May 31, 2006, ownership of American General Securities, Inc. (AGSI) was transferred from American General Equity Services Corp. (AGESC), a wholly owned subsidiary of the Company, to AIG Advisor Group, Inc., an indirect wholly owned subsidiary of AIG, through a series of related party dividends and contributions within AIG-owned companies.

On September 25, 2006, the Company purchased 27% of a nonaffiliated Mortgage Loan at its estimated fair market value of $8,767,005, from SunAmerica Life Insurance Company (an affiliate), which included a purchase premium of $492,885.

American Home Assurance Company ("American Home"), an indirect wholly owned subsidiary of AIG, has terminated the General Guarantee Agreement dated
March 3, 2003 ("the Guarantee") with respect to prospectively issued policies and contracts issued by the Company. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern Time ("Point of Termination"). Pursuant to its terms, the Guarantee does not apply to any group or individual policy, contract or certificate issued after the Point of Termination. The Guarantee will continue to cover the

                    American General Life Insurance Company
policies, contracts and certificates with a date of issuance earlier than the Point of Termination until all insurance obligations under such policies, contracts and certificates are satisfied in full. American Home's audited statutory financial statements are filed with the SEC in the Company's registration statements for its variable products.

9. Benefit Plans

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

10.Derivative Financial Instruments

10.1 Use of Derivative Financial Instruments

The Company's use of derivative financial instruments is generally limited to interest rate swaps, currency swaps, S&P 500 index options and Treasury note and U.S. long bond futures as economic hedges of certain financial assets and liabilities as follows:

Derivative Instrument                  Economically Hedged Item
---------------------                  ------------------------
Interest rate and currency swaps       Private placement bonds

S&P index options                      Equity-indexed policy liabilities on
                                       certain universal life and annuity
                                       policies

Treasury note and long bond futures    Bonds purchased for short-term
                                       (trading) purposes

The Company believes that such hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting.

With the exception of premiums required for the purchase of publicly-traded or over-the-counter (OTC) traded S&P 500 index options and futures, derivatives contracts purchased by the Company require no up-front cash payment and provide for net settlement.

                    American General Life Insurance Company

10.2 Risks Inherent In the Use of Derivatives

Risks inherent in the use of derivatives include market risk, credit risk in the event of non-performance by counterparties, and mismatch risk. Exposure to market risk is mitigated by the fact that all derivatives contracts are executed as effective economic hedges, the financial effects of which are offset by another financial instrument (investment securities or index-based policy liabilities). Counterparty credit exposure is limited by entering into agreements with affiliated counterparties or unaffiliated counterparties having high credit ratings. Affiliated counterparties are guaranteed by AIG and unaffiliated counterparty credit ratings are monitored on a regular basis. Mismatch risk is the risk that hedges are executed improperly or become ineffective over the term of the contracts. Procedures have been implemented at AIG Global Investment Group, the company's affiliated investment advisor, and within the Life Insurance Division to prevent and detect such mismatches.

10.3 Interest Rate and Currency Swap Agreements

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis and to convert certain fixed rates to different fixed rates. Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates.

Swap agreements have terms of two to twenty-two years. Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                    2006    2005
                                                   ------  ------
                                                    (In Millions)
Interest rate swap agreements:
   Notional amount                                 $1,275  $1,320
   Fair value                                         (15)     (6)
Currency swap agreements :
   Notional amount                                 $  772     602
   Fair Value                                         (97)    (57)

                    American General Life Insurance Company

10.4 Index Options

S&P 500 index options (puts and calls) are purchased as economic hedges of index-based exposures inherent in the Company's equity-indexed universal life and annuity products. Such options generally have terms of one or two years. The Company has procedures in place to economically match option purchases to policy liabilities. Contracts outstanding at December 31 were as follows:

                                      2006           2005
                                 -------------- --------------
                                          Fair           Fair
                                 Notional Value Notional Value
                                 -------- ----- -------- -----
                                         (In Millions)
Calls:
   One-year (or less) contracts    $319    $26    $310    $10
   Two-year contracts                41      4      32      3

10.5 Futures

The Company purchases and sells short futures (Treasury note and U.S. long bond) to offset interest rate exposures on certain bonds purchased for the trading portfolio. All futures positions are closed out at the end of each quarter with the realized gains and losses recorded as a component of operating earnings.

                    American General Life Insurance Company

11.Fair Value of Financial Instruments

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below.

                                                  2006             2005
                                            ---------------- ----------------
                                             Fair   Carrying  Fair   Carrying
                                             Value   Amount   Value   Amount
                                            ------- -------- ------- --------
                                                      (In Millions)
   Assets
   Cash                                     $   247 $   247  $   222 $   222
   Fixed maturity and equity securities      51,198  51,198   50,739  50,739
   Mortgage loans on real estate              5,041   4,918    4,841   3,694
   Policy loans                               1,840   1,820    1,823   1,775
   Short-term investments                        42      42       84      84
   Derivative assets                             32      32       13      13
   Partnerships                               3,483   3,483    2,657   2,657
   Separate account seed money                   --      --       67      67
   Investment in ultimate Parent Company         58      58       55      55
   Notes receivable from affiliates             748     748      754     754
   Securities lending collateral             17,345  17,345   15,901  15,901
   Assets held in separate accounts          30,272  30,272   27,163  27,163

   Liabilities
   Investment contracts                      32,752  35,343   32,512  34,556
   Dividend accumulations                       884     884      898     898
   Derivative liabilities                       114     114       66      66
   Securities lending payable                17,345  17,345   15,901  15,901
   Liabilities related to separate accounts  30,272  30,272   27,163  27,163

The following methods and assumptions were used to estimate the fair value of financial instruments:

Cash and Short-Term Investments

Carrying value is considered to be a reasonable estimate of fair value.

                    American General Life Insurance Company

Fixed Maturity and Equity Securities

Fair value for fixed maturity securities was based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimated fair value using internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company used its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

Fair values for equity securities were based upon quoted market prices.

Mortgage Loans on Real Estate

Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

Policy Loans

Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions incorporating market rates.

Investment in AIG

The fair value of the investment in the AIG is based on quoted market prices of AIG common stock.

Securities Lending Collateral / Securities Lending Payable

Carrying value is considered to be a reasonable estimate of fair value.

Assets and Liabilities Related to Separate Accounts

The fair value of separate account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds held in separate accounts.

                    American General Life Insurance Company

Derivative Financial Instruments

Fair value of derivative liabilities is based on the use of valuation models that utilize, among other things, current interest, foreign exchange and volatility rates, as applicable

Investment Contracts

Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

Dividend Accumulation

Fair value of dividend accumulation is the accumulated value of dividend to be paid to the policyholder with interest.

Notes Receivable from Affiliates

Fair value of promissory notes and asset backed notes from affiliates were based on quoted market prices, where available. For investments not actively traded, fair value was estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

Partnerships

Fair value of partnerships is based upon the fair value of the net assets of these investments as determined by the general partners.

Separate Account Seed Money

Fair value is considered to be the market value of the underlying securities.

12.Commitments and Contingencies

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

                    American General Life Insurance Company

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

The Company had unfunded investment commitments totaling $521.2 million of which $412.8 million was committed to fund limited partnership investments. The company also had $108.4 million in commitments relating to mortgage loans at December 31, 2006.

All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2006 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. The liability is not material to the Company's consolidated statement of position. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued represents the Company's best estimate of its liability, this estimate may change in the future.

On November 1, 2002, the Company and various affiliates entered into a one-year inter-affiliate credit facility (the "facility"), under which the Company commits to make loans to AIG. The maximum aggregate amount of the commitment is currently $145.0 million. Such loans may take

                    American General Life Insurance Company
the form of variable rate loans that pay the higher of the federal funds rate plus 0.5 percent or the prime rate, or fixed rate loans that pay LIBOR plus a specific margin. AIG has the option, at the commitment termination date to convert any outstanding loan balances to one-year term. After an initial one-year extension, effective October 29, 2004, the facility was amended annually to extend the commitment termination date. Effective October 28, 2006, the termination date was extended to October 27, 2007. The Company originally received annual facility fees of 0.045%. However, effective as of October 29, 2004, the facility fee was changed to 0.040%. Effective October 28, 2006 the facility fee was changed to .030%. No loans were funded during 2006 or 2005.

AGL owns interests in certain limited liability companies (LLCs) which invested in six coal synthetic fuel production facilities. The sale of coal synthetic fuel produced by these six facilities generated income tax credits. Since acquiring the facilities, AGL has recognized approximately $541 million of synfuel tax credits through December 31, 2006. By letters dated February 17, 2006, the IRS field agents have advised the LLCs that all six production facilities were placed in service before July 1, 1998 and that they will withdraw the 60-day letters issued to the LLCs.

The Company generates income tax credits as a result of investing in synthetic fuel under section production. Tax credits generated from the production and sale of synthetic fuel under the Internal Revenue Code are subject to an annual phase-out provision that is based on the average wellhead price of domestic crude oil. The price range within which the tax credits are phased-out was originally established in 1980 and is adjusted annually for inflation. Depending on the price of domestic crude oil for a particular year, all or a portion of the tax credits generated in that year might be eliminated. The Company evaluates the production levels of its synthetic fuel production facilities in light of the risk of phase-out of the associated tax credits. As a result of fluctuating domestic crude oil prices, the Company evaluates and adjusts production levels when appropriate in light of this risk. Regardless of the oil prices, the tax credits expire after 2007.

During 1997 and 1998, the Company participated in a workers' compensation underwriting pool with a third party insurance company. Both companies share equally in the pool. Collectively, the workers' compensation business is assumed from over 50 ceding companies and retro-ceded to 15 programs. The business covers risks primarily from the 1997 and 1998 underwriting years but also includes risk from the 1996 underwriting year.

Prior to 2006, net premiums and losses retained by the Company, after retro-cessions to various quota share reinsurers, were 100% retro-ceded to another AIG subsidiary, American General Assurance Company ("AGAC"). During 2006, the agreement with AGAC terminated and the

                    American General Life Insurance Company
retrocession was recaptured.

On February 9, 2006, AIG announced that it has reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to provide its variable products. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its affiliates in connection with industry-wide and other inquiries. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

                    American General Life Insurance Company

13.Reinsurance

Reinsurance transactions for the years ended December 31, 2006, 2005 and 2004 were as follows:

                                                                                     Percentage
                                                Ceded to    Assumed From             of Amount
                                                  Other        Other                  Assumed
                                  Gross Amount  Companies    Companies   Net Amount    to Net
                                  ------------ ------------ ------------ ----------- ----------
                                                         (In Thousands)
December 31, 2006
Life insurance in force           $589,468,232 $495,146,951  $2,816,826  $97,138,107    2.90%
                                  ============ ============  ==========  ===========
Premiums:
   Life insurance and annuities      3,366,468      525,132      12,259    2,853,595    0.43%
   Accident and health insurance        27,548        1,659         196       26,085    0.75%
                                  ------------ ------------  ----------  -----------
Total premiums                    $  3,394,016 $    526,791  $   12,455  $ 2,879,680    0.43%
                                  ============ ============  ==========  ===========
December 31, 2005
Life insurance in force           $502,899,091 $408,690,675  $3,081,688  $97,290,104    3.17%
                                  ============ ============  ==========  ===========
Premiums:
   Life insurance and annuities      3,200,493      456,696      14,397    2,758,194    0.52%
   Accident and health insurance        25,590        2,926       1,927       24,591    7.84%
                                  ------------ ------------  ----------  -----------
Total premiums                    $  3,226,083 $    459,622  $   16,324  $ 2,782,785    0.59%
                                  ============ ============  ==========  ===========
December 31, 2004
Life insurance in force           $410,133,222 $314,611,320  $2,814,650  $98,336,552    2.86%
                                  ============ ============  ==========  ===========
Premiums:
   Life insurance and annuities      2,903,136      395,625       9,307    2,516,818    0.37%
   Accident and health insurance        25,374        2,999       1,129       23,504    4.80%
                                  ------------ ------------  ----------  -----------
Total premiums                    $  2,928,510 $    398,624  $   10,436  $ 2,540,322    0.41%
                                  ============ ============  ==========  ===========

Reinsurance recoverable on paid losses was approximately $32.9 million, and $44.7 million, at December 31, 2006 and 2005, respectively. Reinsurance recoverable on unpaid losses was approximately $139.6 million, and $114.5 million at December 31, 2006 and 2005, respectively.

                    American General Life Insurance Company

Total reinsurance recoverables are included in Accounts Receivable on the Consolidated Balance Sheet.

In December 2002, the Company entered into a coinsured/modified coinsurance agreement with AIG Life Insurance Company of Bermuda ("AIGB"), an affiliate. The agreement has an effective date of March 1, 2002. Under the agreement, AIGB reinsures 100% quota share of the Company's liability on virtually all level term and universal life products issued by the Company with issue dates on or after March 1, 2002. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge.

14.Shareholder's Equity

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The Company's stock is held by its immediate parent, AGC Life Insurance Company.

The Company paid $200 million, $440 million and $300 million in dividends on common stock to AGC Life in 2006, 2005 and 2004, respectively. The Company also paid $680,000 in dividends on preferred stock to AGC Life in 2006, 2005 and 2004. In addition, the Company paid a stock dividend of $7.5 million to the Parent Company during 2006.

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2006, approximately $10.4 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $4.6 billion of consolidated shareholder's equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to AGC Life are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10 percent of policyholders' surplus or the previous year's statutory net gain from operations.

                    American General Life Insurance Company

15.Subsequent Event

On February 28, 2007, the Company acquired Matrix Direct, Inc. ("Matrix Direct"), a direct marketer of life insurance, from Protective Life Corporation. The transaction was accounted for as a stock purchase of all of the outstanding capital stock of Matrix Direct. Although the acquisition cost is not material, less than .2% of the Company's equity, the Company will have the opportunity to further expand its sales of life insurance through this acquisition, as well as apply its direct marketing expertise to a more diverse set of products.

                        American Home Assurance Company

                               NAIC Code: 19380

                     Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                        American Home Assurance Company

                     Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                               Table of Contents

Report of Independent Auditors............................................. 2

Statements of Admitted Assets.............................................. 3

Statements of Liabilities, Capital and Surplus............................. 4

Statements of Income and Changes in Capital and Surplus.................... 5

Statements of Cash Flow.................................................... 6

Notes to Statutory Basis Financial Statements.............................. 7

                        Report of Independent Auditors

To the Board of Directors and Shareholder of American Home Assurance Company:

We have audited the accompanying statutory statements of admitted assets and liabilities, capital and surplus of American Home Assurance Company (the Company) as of December 31, 2006 and 2005, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2006 and 2005, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2006 and 2005, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1 to the financial statements.

PRICEWATERHOUSECOOPERS LLP

New York, NY
April 26, 2007

                        American Home Assurance Company

                         Statements of Admitted Assets

                                Statutory Basis
                       As of December 31, 2006 and 2005
                                (000's Omitted)

 As of December 31,                                        2006        2005
 ------------------                                     ----------- -----------
 Cash and Invested Assets:

    Bonds, at amortized cost (NAIC market
      value: 2006 - $15,146,927; 2005 -
      $9,798,011)                                       $14,844,987 $ 9,663,980

    Stocks:

        Common stocks, at NAIC market value
          (Cost: 2006 - $1,602,207; 2005 -
          $1,575,109)                                     3,304,355   3,190,583
        Preferred stocks, primarily at NAIC
          market value (Cost: 2006 - $577,109;
          2005 - $539,993)                                  587,471     542,438
    Other invested assets, primarily at equity
      (Cost: 2006 - $1,171,367; 2005 -
      $2,109,071)                                         1,509,651   2,261,269
    Securities lending collateral                           203,323     295,591
    Short-term investments, at amortized cost
      (approximates NAIC market value)                      129,196      95,534
    Cash                                                    164,596      22,494
    Receivable for securities                                    --     164,069
                                                        ----------- -----------
           Total Cash and Invested Assets                20,743,579  16,235,958
                                                        ----------- -----------
 Investment income due and accrued                          203,764     234,067
 Agents' balances or uncollected premiums:
    Premiums in course of collection                        955,240     925,573
    Premiums and installments booked but
      deferred and not yet due                              371,971     355,388
    Accrued retrospective premiums                        1,606,389   1,267,421
 Amounts billed and receivable from high
   deductible policies                                       76,370     104,345
 Reinsurance recoverable on loss payments                   488,243     399,204
 Funds held by or deposited with reinsurers                  13,951      23,948
 Deposit accounting assets                                  809,537   1,336,343
 Deposit accounting assets - funds held                      94,279     432,987
 Federal and foreign income taxes recoverable
   from parent                                               63,569     794,462
 Net deferred tax assets                                    421,900     308,507
 Equities in underwriting pools and associations            858,614     577,679
 Electronic data processing equipment, less
   accumulated depreciation                                      --      93,882
 Receivable from parent, subsidiaries and
   affiliates                                             1,484,555   3,189,824
 Other admitted assets                                      179,243     178,400
                                                        ----------- -----------
           Total Admitted Assets                        $28,371,204 $26,457,988
                                                        =========== ===========

               See Notes to Statutory Basis Financial Statements

                        American Home Assurance Company

                Statements of Liabilities, Capital and Surplus

                                Statutory Basis
                       As of December 31, 2006 and 2005
                   (000's Omitted Except Share Information)

As of December 31,                                        2006         2005
------------------                                    -----------  -----------
                    Liabilities

Reserves for losses and loss adjustment expenses      $12,754,581  $11,620,078
Unearned premium reserves                               4,518,443    4,334,485
Commissions, premium taxes, and other expenses
  payable                                                 183,640      118,273
Reinsurance payable on paid loss and loss adjustment
  expenses                                                308,091      247,937
Funds held by company under reinsurance treaties          228,878      255,848
Provision for reinsurance                                 128,824      210,152
Ceded reinsurance premiums payable, net of ceding
  commissions                                             427,505      431,565
Retroactive reinsurance reserves - assumed                 23,242       32,893
Retroactive reinsurance reserves - ceded                  (61,283)     (65,044)
Deposit accounting liabilities                            172,296      486,910
Deposit accounting liabilities - funds held               703,508    1,006,426
Securities lending payable                                203,323      295,591
Collateral deposit liability                              613,043      505,755
Payable to parent, subsidiaries and affiliates          1,547,586    1,583,699
Payable for securities                                    110,581           --
Other liabilities                                         297,093      343,769
                                                      -----------  -----------
   Total Liabilities                                   22,159,351   21,408,337
                                                      -----------  -----------
                Capital and Surplus

Common capital stock, $15.00 par value, 1,758,158
  shares authorized, 1,695,054 shares issued and
  outstanding                                              25,426       25,426
Capital in excess of par value                          2,779,526    2,779,526
Unassigned surplus                                      3,357,054    2,176,592
Special surplus funds from retroactive reinsurance         49,847       68,107
                                                      -----------  -----------
   Total Capital and Surplus                            6,211,853    5,049,651
                                                      -----------  -----------
   Total Liabilities, Capital, and Surplus            $28,371,204  $26,457,988
                                                      ===========  ===========

               See Notes to Statutory Basis Financial Statements

                        American Home Assurance Company

            Statements of Income and Changes in Capital and Surplus

                                Statutory Basis
                For the Years Ended December 31, 2006 and 2005
                                (000's Omitted)

For the Years Ended December 31,                          2006         2005
--------------------------------                       ----------  -----------
              Statements of Income

Underwriting Income:
   Premiums earned                                     $7,700,011  $ 7,045,820
                                                       ----------  -----------
Underwriting Deductions:
   Losses incurred                                      4,606,481    5,406,410
   Loss adjustment expenses incurred                      803,517    1,098,644
   Other underwriting expenses incurred                 1,825,815    1,584,477
                                                       ----------  -----------
Total Underwriting Deductions                           7,235,813    8,089,531
                                                       ----------  -----------
Net Underwriting Income (Loss)                            464,198   (1,043,711)
                                                       ----------  -----------
Investment Income:
   Net investment income earned                           702,426      630,678
   Net realized capital gains (net of capital
     gains taxes: 2006 - $29,092; 2005 - $20,492)          61,624       38,055
                                                       ----------  -----------
Net Investment Gain                                       764,050      668,733
                                                       ----------  -----------
Net loss from agents' or premium balances
  charged-off                                             (49,762)    (145,742)
Other gain, net of dividends to policyholders              63,978       91,947
                                                       ----------  -----------
Income (Loss) After Capital Gains Taxes and
  Before Federal Income Taxes                           1,242,464     (428,773)
Federal income tax expense (benefit)                      263,263     (243,047)
                                                       ----------  -----------
       Net Income (Loss)                               $  979,201  $  (185,726)
                                                       ==========  ===========
         Changes in Capital and Surplus

Capital and Surplus, as of December 31, Previous
  Year                                                 $5,049,651  $ 3,339,340
   Adjustment to beginning surplus                         55,538     (211,984)
                                                       ----------  -----------
Capital and Surplus, as of January 1,                   5,105,189    3,127,356
                                                       ----------  -----------
Changes in Capital and Surplus:
   Net income (loss)                                      979,201     (185,726)
   Change in net unrealized capital gains (net of
     capital gains taxes: 2006 - $121,173; 2005 -
     $13,354)                                             119,660      164,444
   Change in net deferred income tax                      (13,270)     112,728
   Change in non-admitted assets                          (80,352)    (322,775)
   Change in provision for reinsurance                     81,328      166,585
   Paid in capital and surplus                                 --    2,076,780
   Cash dividends to stockholder                               --      (31,732)
   Other surplus adjustments                                1,268           --
   Foreign exchange translation                            18,829      (58,009)
                                                       ----------  -----------
       Total Changes in Capital and Surplus             1,106,664    1,922,295
                                                       ----------  -----------
Capital and Surplus, December 31,                      $6,211,853  $ 5,049,651
                                                       ==========  ===========

               See Notes to Statutory Basis Financial Statements

                        American Home Assurance Company

                            Statements of Cash Flow

                                Statutory Basis
                For the Years Ended December 31, 2006 and 2005
                                (000's Omitted)

 For the Years Ended December 31,                         2006         2005
 --------------------------------                     -----------  -----------
                Cash From Operations

 Premiums collected, net of reinsurance               $ 6,433,712  $ 7,143,463
 Net investment income                                    787,413      604,156
 Miscellaneous income (expense)                            75,317      (53,776)
                                                      -----------  -----------
    Sub-total                                           7,296,442    7,693,843
                                                      -----------  -----------
 Benefit and loss related payments                      3,520,205    3,809,181
 Commission and other expense paid                      2,401,959    2,171,077
 Dividends paid to policyholders                            1,344          878
 Change in Federal and foreign income taxes              (438,538)      (3,783)
                                                      -----------  -----------
    Net Cash Provided from Operations                   1,811,472    1,716,490
                                                      -----------  -----------
                Cash From Investments

 Proceeds from investments sold, matured, or repaid
    Bonds                                               5,231,792    4,129,223
    Stocks                                              3,211,715    2,795,546
    Other                                               1,646,730    3,042,793
                                                      -----------  -----------
    Total Proceeds from Investments Sold, Matured,
      or Repaid                                        10,090,237    9,967,562
                                                      -----------  -----------
 Cost of investments acquired
    Bonds                                              10,488,316    5,803,573
    Stocks                                              3,180,130    3,071,743
    Other                                                 350,752    3,630,931
                                                      -----------  -----------
    Total Cost of Investments Acquired                 14,019,198   12,506,247
                                                      -----------  -----------
    Net Cash (Used in) Investing Activities            (3,928,961)  (2,538,685)
                                                      -----------  -----------
    Cash From Financing and Miscellaneous Sources

 Capital and Surplus paid-in, less treasury stock       1,326,780      750,000
 Dividends to stockholder                                      --      (47,598)
 Intercompany receivable and payable, net                 342,735      195,946
 Net deposit on deposit-type contracts and other
   insurance                                              262,411      285,727
 Other                                                    361,327     (332,847)
                                                      -----------  -----------
    Net Cash Provided from Financing Activities         2,293,253      851,228
                                                      -----------  -----------
    Net Change in Cash and Short-term Investments         175,764       29,033

 Cash and Short-term Investments:
    Beginning of year                                     118,028       88,995
                                                      -----------  -----------
    End of Year                                       $   293,792  $   118,028
                                                      ===========  ===========

               See Notes to Statutory Basis Financial Statements

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

A. Organization

   The American Home Assurance Company (AHAC or the Company) is a direct wholly-owned subsidiary of the AIG Commercial Insurance Group, Inc., a Delaware corporation.

   On December 29, 2006, as part of a reorganization of the American International Group, Inc.'s (the Ultimate Parent or AIG) domestic property-casualty insurance operations, AIG contributed its 100% ownership of the Company's common stock to AIG Commercial Insurance Group, Inc., an indirect wholly-owned subsidiary of AIG (formerly known as NHIG Holding Corp.). Prior to the reorganization, the Company was a direct wholly-owned subsidiary of AIG. The ownership change had no effect on the Company's operations.

   The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, equipment breakdown, directors and officers liability, difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers, while through AIG's risk finance operation, the Company is a leading provider in customized structured products.

   The accompanying financial statements include the Company's U.S. operation and its Japan and Canadian branches.

   The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker usually has no authority to commit the Company to accept risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

   The Company has significant transactions with AIG and affiliates. In addition, the Company participates in an inter-company pooling agreement with certain affiliated companies (see Note 5).

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


B. Summary of Significant Statutory Basis Accounting Policies

   Prescribed or Permitted Statutory Accounting Practices:

   The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York (NY SAP).

   The Insurance Department of the State of New York recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the State of New York. The Superintendent of the New York Insurance Department (the Superintendent) has the right to permit other specific practices that deviate from prescribed practices.

   The New York State Insurance Department has adopted certain accounting practices that differ from those set forth in NAIC SAP; specifically the prescribed practices of (1) allowing the discounting of workers compensation loss reserves on a non-tabular basis; under NAIC SAP, non-tabular discounting of reserves is not permitted; (2) under New York Insurance Law, electronic data processing (EDP) apparatus and related equipment constituting a data processing, record keeping, or accounting system is allowed as an admitted asset to be amortized over a ten year period provided that the cost exceeds $50,000 per system; NAIC SAP allows EDP equipment and operating system software as assets, subject to an aggregate limit of three percent of surplus and an amortization period not to exceed the lesser of three years or the useful life; (3) New York State Insurance Department Regulation 20 (Regulation 20) allows certain offsets to the provision for reinsurance, including parental letter of credits, that are not permitted under NAIC SAP; and (4) goodwill admissibility rules differ between New York Insurance Law and NAIC SAP. In addition, New York Insurance Law Section 1414 requires that the shares of a subsidiary insurer be valued at the lesser of the subsidiary's market value or book value as shown by its last annual statement or report on examination, whichever is more recent.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by NY SAP is shown below:

     December 31,                                     2006        2005
     ------------                                  ----------  ----------
     Net Income (Loss), NY SAP                     $  979,201  $ (185,726)
     State Practices - (Deduction):
        Non-Tabular Discounting                       (21,866)    (31,431)
                                                   ----------  ----------
     Net Income (Loss), NAIC SAP                   $  957,335  $ (217,157)
                                                   ==========  ==========
     Statutory Surplus, NY SAP                     $6,211,853  $5,049,651
     State Prescribed Practices - (Charge):
        Non-Tabular Discounting                      (234,471)   (212,605)
        Regulation 20 - Other reinsurance credits    (133,123)   (208,499)
        Regulation 20 - Parental letter of credit    (383,651)   (400,458)
        EDP equipment and software                         --     (93,881)
                                                   ----------  ----------
     Total State Prescribed Practices                (751,245)   (915,443)
                                                   ----------  ----------
     Statutory Surplus, NAIC SAP                   $5,460,608  $4,134,208
                                                   ==========  ==========

   In 2006 and 2005, the Superintendent permitted the Company to utilize the independent audit of AIG to support the requirement for audited U.S. GAAP equity of the investments in non insurance and foreign insurance entities. As of December 31, 2006, the aggregate value of equity investments to which this permitted practice applies amounted to $403,460. The Superintendent has also permitted the Company to utilize audited financial statements prepared on a basis of accounting other than U.S. GAAP to value investments in limited partnerships and joint ventures. As of December 2006, the aggregate value of limited partnerships and joint ventures to which this permitted practice applies is $131,697. In addition, the Superintendent has permitted the Company to account for investments in publicly traded affiliated common stocks at the quoted market value less a discount as prescribed by NAIC SAP. The difference between the carrying value and book value as of December 31, 2006 amounted to $251,881.

   The use of all the aforementioned prescribed and permitted practices has not adversely affected the Company's ability to comply with the NAIC's risk based capital and surplus requirements for the 2006 reporting period.

   Statutory Accounting Practices and Generally Accepted Accounting Principles:

   NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP). NAIC SAP and NY SAP vary in certain respects from GAAP. A description of certain of these accounting differences is set forth below:

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   Under GAAP:

    a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

    b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are restored to surplus;

    c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

    d. Estimated undeclared dividends to policyholders are accrued;

    e. The reserves for losses and loss adjustment expenses (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

    f. Debt and equity securities deemed to be available-for-sale and trading securities are reported at fair value. The difference between cost and fair value of securities available-for-sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

    g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

    h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

    i. Deferred Federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the statement of income.

   Under NAIC SAP:

    a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

    b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

    c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments which is reported directly in surplus. Dividends are reported as investment income;

    d. Declared dividends to policyholders are accrued;

    e. The reserves for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


    f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 3 to 6) are reported at lower of cost or market;

    g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

    h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the statement of income and surplus is segregated by the ceding entity to the extent of gains realized; and

    i. Deferred Federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

   The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

   Significant Statutory Accounting Practices:

   A summary of the Company's significant statutory accounting practices are as follows:

   Use of Estimates: The preparation of financial statements in conformity with NY SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates.

   Invested Assets: The Company's invested assets are accounted for as follows:

    . Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates NAIC market value (as designated by the NAIC Securities Valuation Office).

    . Bonds: Bonds with an NAIC designation of 1 and 2 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 3 to 6 are carried at the lower of amortized cost or the NAIC designated market value. If a bond is determined to have an other-than-temporary decline in value the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

       Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2006 and 2005, the NAIC market value of the Company's mortgage-backed securities approximated $160,750 and $165,005, respectively. Mortgage-backed securities

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

       include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flow and are valued using the retrospective method. Prepayment assumptions were obtained from third party vendors.

    . Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund or paid in-kind are carried at amortized cost. All below investment grade, NAIC 3 to 6 preferred stocks, are carried at the lower of amortized cost or NAIC designated market values.

       Investments in affiliates for which the Company's ownership interest (including ownership interest of the Ultimate Parent and its subsidiaries) is less than 85.0%, and whose securities are traded on one of the three major U.S. exchanges, are included in common stock at the quoted market value less a discount as prescribed by NAIC SAP. The average discount rate is approximately 20.1%. Other investments in affiliates are included in common stocks based on the net worth of the entity.

    . Other Invested Assets: Other invested assets consist primarily of investments in joint ventures and partnerships. Joint ventures and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains or losses. For investments in joint ventures and partnerships that are determined to have an other-than-temporary decline in value, the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

    . Derivatives: Foreign exchange forward contracts are derivatives whereby the Company agrees to exchange a specific amount of one currency for the specific amount of another currency at a date in the future. Foreign exchange contracts are entered into in order to manage exposure to changes in the foreign exchange rates related to long-term foreign denominated bonds held by the Company. The contracts are usually one to three months in duration and are marked to market every month using publicly obtained foreign exchange rates. When the contract expires, realized gains and losses are recorded in investment income.

       Options purchased are included in Other Invested Assets on the Company's Statements of Admitted Assets. Options are carried at market value. Options written are reported in Other Liabilities on the Statements of Liabilities, Capital and Surplus. Realized gains or losses on the sales of options are determined on the basis of specific identification and are included in income.

       Futures are exchange contracts whereby the Company agrees to buy a specific amount of an underlying security (usually an equity index) at a specific price in the future. Throughout the term of the contract, the change in the underlying security's price in the future is calculated each business day, and the gain or loss is transferred in cash to or from the counterparty. When the future position is closed out or expires, a final payment is made. The daily mark-to-market payments are accounted for as realized gains or losses.

       Any change in unrealized gains or losses on options purchased or written are credited or charged to unassigned surplus. The Company does not use hedge accounting for its derivatives.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


    . Net Investment Gains (Losses): Net investment gains (losses) consist of net investment income earned and realized gains or losses from the disposition or impairment of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of the specific identification.

       Investment income due and accrued is assessed for collectibility. The Company writes-off investment income due and accrued when it is probable that the amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts over 90 days past due which have not been written-off are non-admitted by the Company. As of December 31, 2006 and 2005, no investment income due and accrued was determined to be uncollectible or non-admitted.

    . Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at NAIC designated values, joint ventures, partnerships, derivatives, and foreign currency translation are credited or charged to unassigned surplus.

   Revenue Recognition: Direct written premiums contracts are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

   Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 66, entitled Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. In connection therewith, as of December 31, 2006 and 2005, accrued premiums related to the Company's retrospectively rated contracts amounted to $1,606,389 and $1,267,421, respectively, net of non-admitted premium balances of $55,203 and $3,084, respectively.

   For the years ended December 31, 2006 and 2005, $684,635 and $510,615 of net written premiums were subject to retrospective rating features and amounted to 8.7% and 7.4% of total net written premiums, respectively.

   Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53, entitled Property and Casualty Contracts - Premiums (SSAP 53), the Company records the audit premium estimates as an adjustment to written premium, and earns these premiums immediately. For premium adjustments that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

   In accordance with SSAP 53, the Company reviews its ultimate losses with respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projection and associated acquisition expenses. Investment income is not considered in the calculation.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   For certain lines of business for which an insurance policy is issued on a claims-made basis, the Company offers to its insurers the option to purchase an extended reporting endorsement which permits the extended reporting of insured events after the termination of the claims-made contract. Extended reporting endorsements modify the exposure period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned and loss and LAE liabilities associated with the unreported claims are recognized immediately.

   Reinsurance: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums have been reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

   Retroactive Reinsurance: Retroactive reinsurance reserves are shown separately in the balance sheet. Gains or losses are recognized in the statement of income. Surplus gains are reported as segregated unassigned surplus until the actual retroactive reinsurance recovered exceeds the consideration paid.

   As agreed with the Company's domiciliary state, the Company analyzed the current status of all reinsurance treaties entered into on or after January 1, 1994 for which ceded reserves as of December 31, 2004 (including incurred but not reported (IBNR)) exceeded $100 for compliance with the nine month rule as described in SSAP No. 62, entitled Property and Casualty Reinsurance (SSAP 62). Any such treaties for which the documentation required by SSAP 62 did not exist were reclassified as retroactive, with appropriate adjustments to underwriting accounts and unassigned surplus. Treaties entered into prior to January 1, 2005 for which such documentation is contained in the Company's files retained prospective treatment, irrespective of whether such documentation was executed within nine months of the treaty's effective date in accordance with agreements reached with the domiciliary insurance department.

   In early 2007, the Company discovered that certain foreign reinsurance treaties for the period January 1, 2005 to November 30, 2006 were not in compliance with the nine month rule as described in SSAP 62. As agreed with the Company's domiciliary state, the Company recorded these reinsurance treaties as prospective.

   The Company is unable to quantify the impact on policyholders' surplus or net income from the aforementioned practices regarding the nine month rule.

   Deposit Accounting: Assumed and ceded reinsurance contracts which the Company determines do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions. In accordance with SSAP 62 and SSAP No. 75, entitled Reinsurance Deposit Accounting An Amendment to SSAP No. 62, Property and Casualty Reinsurance, the Company records the net consideration paid or received as a deposit asset or liability, respectively. The deposit asset is reported as admitted if i) the assuming company is licensed, credited or qualified by the Insurance Department of the State of New York; or ii) the collateral (i.e.: funds withheld, letters of credit or trusts) meets all the requirements of the Insurance Department of the State of New York. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and expected future payments with a corresponding credit or charge to other gain in the statement of income.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   As agreed with the Company's domiciliary state, direct insurance transactions whereby the Company determines there was insufficient risk transfer, other than those where a policy was issued (a) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (b) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self insurance, or (c) in compliance with filed forms, rates and/or rating plans, are recorded as deposit accounting arrangements.

   Foreign Property Casualty Business: As agreed with the Company's domiciliary state, the Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of the American International Underwriters Overseas Association (the Association or AIUOA). See Note 5 for a description of the AIUOA pooling arrangement and related financial statement presentation.

   Commissions and Underwriting Expenses: Commissions, premium taxes, and certain underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP 62, the Company records a liability for reinsurance ceding commissions recorded in excess of acquisition costs. The liability is earned over the terms of the underlying policies.

   Reserves for Losses and LAE: The reserves for losses and LAE, including IBNR losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

   The Company discounts its loss reserves on workers' compensation claims.

   The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. Loss reserves (net of reinsurance) subject to the tabular discounting were $1,676,681 and $1,671,598, as of December 31, 2006 and 2005, respectively. As of
   December 31, 2006 and 2005, the Company's tabular discount amounted to $238,180 and $184,289, respectively, all of which were applied against the Company's case reserves.

   The calculation of the Company's non-tabular discount is based upon the Company's own payout pattern and a 5.0% interest rate as prescribed by the New York State Insurance Department. Loss and LAE reserves (net of reinsurance) subject to the non-tabular discounting were $1,676,681 and $1,671,598 as of December 31, 2006 and 2005, respectively. As of
   December 31, 2006 and 2005, the Company's non-tabular discount amounted to $234,471 and $212,605, respectively, all of which were applied against the Company's case reserves.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   Foreign Exchange: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Revenues, expenses, gains, losses and surplus adjustments are translated using weighted average exchange rates. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Gains and losses resulting from foreign currency transactions are included in income.

   Statutory Basis Reserves: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

   Policyholders' Dividends: Dividends to policyholders are charged to income as declared.

   Capital and Surplus: Common capital stock and capital in excess of par value represents amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share.

   Non-Admitted Assets: Certain assets, EDP equipment, software, leasehold improvements, certain overdue agents' balances, accrued retrospective premiums, certain deposit accounting assets that do not meet all the State of New York requirements, prepaid expenses, certain deferred taxes that exceed statutory guidance and unsupported current taxes are designated as non-admitted assets and are directly charged to Unassigned Surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding 5 years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2006 and 2005, depreciation and amortization expense amounted to $21,036 and $24,616, and accumulated depreciation as of December 31, 2006 and 2005 amounted to $107,392 and $88,562, respectively.

   Reclassifications: Certain balances contained in the 2005 financial statements have been reclassified to conform with the current year's presentation.

   During 2006 the Company recorded a pre-tax charge of $249,898 relating to the reconciliations and substantiation of certain balance sheet accounts. As agreed with the Company's domiciliary state, the Company has recorded all amounts as changes in estimate for 2006.

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS

During 2006 and 2005, the Company dedicated significant effort to the resolution of previously identified weaknesses in internal controls. As a result of these remediation efforts, management concluded that adjustments should be made to the assets, liabilities, and surplus to policyholders as reported in the Company's 2005 and 2004 annual statements. The corrections of these errors resulted in an after tax statutory credit (charge) of $55,538 and ($211,984) as of December 31, 2005 and 2004, respectively.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


In accordance with SSAP No. 3 entitled Accounting Changes and Correction of Errors, the correction of these errors has been reported as an adjustment to unassigned surplus as of January 1, 2006 and 2005.

The impact of these corrections on policyholder surplus as of January 1, 2006 and 2005 is as follows:

                                                                  Policyholders
                                                                     Surplus
                                                                  -------------
Balance at December 31, 2005                                       $5,049,651

Correction of Error Adjustments:
   Asset admissibility                                                 (3,482)
   Foreign translation adjustment                                     102,290
   Federal income taxes                                               (43,270)
                                                                   ----------
       Total Correction of Error Adjustments                           55,538
                                                                   ----------
Balance at January 1, 2006, as Adjusted                            $5,105,189
                                                                   ==========

                                                                  Policyholders
                                                                     Surplus
                                                                  -------------
Balance at December 31, 2004, as Amended                           $3,339,340

Correction of Error Adjustments:
   Asset realization                                                 (229,448)
   Revenue recognition                                                (65,075)
   Federal income taxes                                                82,539
                                                                   ----------
       Total Correction of Error Adjustments                         (211,984)
                                                                   ----------
Balance at January 1, 2005, as Adjusted                            $3,127,356
                                                                   ==========

An explanation for each of the adjustments for prior period corrections is described below:

Asset Admissibility: The Company determined that certain receivables for high deductible policies should have been non-admitted.

Foreign Translation Adjustment: The Company determined that certain adjustments were required relating to the translation of balances for the Company's Canadian branch.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


Asset Realization: The Company determined that the allowances related to certain premium receivable, reinsurance recoverable and other asset accounts were not sufficient. The adjustment has established additional allowances for these items.

Revenue Recognition: The Company determined that certain revisions to revenues that were recognized in prior periods related to certain long-duration environmental insurance contracts were needed.

Federal Income Taxes (Current and Deferred): The change in Federal income tax expense is primarily related to an increase in provisions for potential tax exposures, corrections to the deferred income tax inventory and the current tax receivable. Certain corrections to gross deferred tax assets were non-admitted by the Company, resulting in no impact in the table above (see Note 9).

NOTE 3 - INVESTMENTS

Statutory Fair Value of Financial Instruments:

The following table presents the carrying amount and statutory fair values of the Company's financial instruments as of December 31, 2006 and 2005.

                                             2006                   2005
                                    ----------------------- ---------------------
                                     Carrying   Statutory    Carrying  Statutory
As of December 31,                    Amount    Fair Value    Amount   Fair Value
------------------                  ----------- ----------- ---------- ----------
Assets:
   Bonds                            $14,844,987 $15,146,927 $9,663,980 $9,798,011
   Common stocks                      3,304,355   3,684,898  3,190,583  3,592,207
   Preferred stocks                     587,471     588,334    542,438    541,945
   Other invested assets              1,509,651   1,509,651  2,261,269  2,261,269
   Securities lending collateral        203,323     203,323    295,591    295,591
   Cash and short-term investments      293,792     293,792    118,028    118,028
   Receivable for securities                 --          --    164,069    164,069

Liabilities:
   Securities lending payable       $   203,323 $   203,323 $  295,591 $  295,591
   Collateral deposit liability         613,043     613,043    505,755    505,755
   Payable for securities               110,581     110,581         --         --

The methods and assumptions used in estimating the statutory fair values of financial instruments are as follows: The statutory fair values of bonds, unaffiliated common stocks and preferred stocks are based on NAIC market value*. The statutory fair values of affiliated common stock are based on the underlying equity of the respective entity's financial statements, except for publicly traded affiliates which are based on quoted market values.


--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


Other invested assets include primarily partnerships and joint ventures. Fair values are based on the net asset value of the respective entity's financial statements.

The carrying value of all other financial instruments approximates fair value.

The amortized cost and NAIC market values* of the Company's bond investments as of December 31, 2006 and 2005 are outlined in the table below:

                                                                                             Gross      Gross
                                                                                Amortized  Unrealized Unrealized    NAIC *
                                                                                  Cost       Gains      Losses   Market Value
                                                                               ----------- ---------- ---------- ------------
As of December 31, 2006

   U.S. governments                                                            $   331,819  $  1,828   $ 2,571   $   331,076
   All other governments                                                         1,195,804     5,207     3,017     1,197,994
   States, territories and possessions                                           2,320,995    45,984       928     2,366,051

   Political subdivisions of states, territories and possessions                 3,319,677    79,061       796     3,397,942
   Special revenue and special assessment obligations and all non-guaranteed
     obligations of agencies and authorities and their political subdivisions    7,052,116   172,223     1,204     7,223,135
   Public utilities                                                                 45,542       186       460        45,268
   Industrial and miscellaneous                                                    579,034    10,772     4,345       585,461
                                                                               -----------  --------   -------   -----------
       Total Bonds, as of December 31, 2006                                    $14,844,987  $315,261   $13,321   $15,146,927
                                                                               ===========  ========   =======   ===========
As of December 31, 2005

   U.S. governments                                                            $   339,230  $  1,331   $ 4,491   $   336,070
   All other governments                                                         1,030,463     5,491     4,015     1,031,939
   States, territories and possessions                                           1,437,180    25,194     4,641     1,457,733
   Political subdivisions of states, territories and possessions                 1,971,726    34,761     2,780     2,003,707
   Special revenue and special assessment obligation and all non-guaranteed
     obligations of agencies and authorities and their political subdivisions    4,242,687    78,602     6,193     4,315,096
   Public utilities                                                                 46,234       634       226        46,642
   Industrial and miscellaneous                                                    596,460    13,179     2,815       606,824
                                                                               -----------  --------   -------   -----------
       Total Bonds, as of December 31, 2005                                    $ 9,663,980  $159,192   $25,161   $ 9,798,011
                                                                               ===========  ========   =======   ===========

As of December 31, 2006 and 2005, the actual fair market value principally priced by Interactive Data Corporation, a third party rating source, for the above listed securities amounted to $15,167,455 and $9,818,483, respectively.

--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The amortized cost and NAIC market values* of bonds at December 31, 2006 and 2005, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                                 2006                    2005
                                       ------------------------ -----------------------
                                        Amortized     NAIC *    Amortized     NAIC *
As of December 31,                        Cost     Market Value   Cost     Market Value
------------------                     ----------- ------------ ---------- ------------
Due in one year or less                $   981,727 $   981,280  $  957,757  $  954,751
Due after one year through five years      780,263     782,785     855,048     857,130
Due after five years through ten years  10,452,785  10,679,977   6,253,720   6,338,300
Due after ten years                      2,474,294   2,542,135   1,435,025   1,482,825
Mortgaged-backed securities                155,918     160,750     162,430     165,005
                                       ----------- -----------  ----------  ----------
   Total Bonds                         $14,844,987 $15,146,927  $9,663,980  $9,798,011
                                       =========== ===========  ==========  ==========

During 2006 and 2005, proceeds from the sales of the Company's bonds amounted to $4,370,165 and $3,278,300, respectively. During 2006 and 2005, the Company realized gross gains of $6,407 and $31,404, and gross losses of $21,502 and $17,304, respectively, related to these sales.

During 2006 and 2005, proceeds from the sales of the Company's equity investments amounted to $3,151,915 and $2,703,032, respectively. Gross gains of $222,465 and $132,690 and gross losses of $105,248 and $91,050 were realized on those sales in 2006 and 2005, respectively.

--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The cost or amortized cost and NAIC market values* of the Company's common and preferred stocks as of December 31, 2006 and 2005 are set forth in the table below:

                                           December 31, 2006
                         ------------------------------------------------------
                          Cost or     Gross      Gross      NAIC *
                         Amortized  Unrealized Unrealized   Market    Carrying
                           Cost       Gains      Losses     Value      Value
                         ---------- ---------- ---------- ---------- ----------
Common Stocks:

   Affiliated            $  610,842 $1,517,992  $60,010   $2,068,824 $2,068,824
   Non-affiliated           991,365    266,605   22,439    1,235,531  1,235,531
                         ---------- ----------  -------   ---------- ----------
       Total             $1,602,207 $1,784,597  $82,449   $3,304,355 $3,304,355
                         ---------- ----------  -------   ---------- ----------
Preferred Stocks:

   Affiliated            $       -- $       --  $    --   $       -- $       --
   Non-affiliated           577,109     11,225       --      588,334    587,471
                         ---------- ----------  -------   ---------- ----------
       Total             $  577,109 $   11,225  $    --   $  588,334 $  587,471
                         ========== ==========  =======   ========== ==========

                                           December 31, 2005
                         ------------------------------------------------------
                          Cost or     Gross      Gross      NAIC *
                         Amortized  Unrealized Unrealized   Market    Carrying
                           Cost       Gains      Losses     Value      Value
                         ---------- ---------- ---------- ---------- ----------
Common Stocks:

   Affiliated            $  602,396 $1,521,619  $ 68,346  $2,055,669 $2,055,669
   Non-affiliated           972,712    198,989    36,787   1,134,914  1,134,914
                         ---------- ----------  --------  ---------- ----------
       Total             $1,575,108 $1,720,608  $105,133  $3,190,583 $3,190,583
                         ========== ==========  ========  ========== ==========
Preferred Stocks:

   Affiliated            $       -- $       --  $     --  $       -- $       --
   Non-affiliated           539,993     10,710     8,758     541,945    542,438
                         ---------- ----------  --------  ---------- ----------
       Total             $  539,993 $   10,710  $  8,758  $  541,945 $  542,438
                         ========== ==========  ========  ========== ==========

As of December 31, 2006 and 2005, the Company held derivative investments of $0 and $(572), respectively.

--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The fair market value together with the aging of the gross pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2006 and 2005 is set forth in the table below:

                                                            12 Months          Greater than
                                                             or Less             12 Months              Total
                                                      --------------------- ------------------- ---------------------
                                                        Fair     Unrealized  Fair    Unrealized   Fair     Unrealized
Description of Securities                               Value      Losses    Value     Losses     Value      Losses
-------------------------                             ---------- ---------- -------- ---------- ---------- ----------
As of December 31, 2006:

   U. S. Governments                                  $  101,082  $   767   $ 73,937  $ 1,804   $  175,019  $  2,571
   All Other Governments                                 683,798    1,753     57,405    1,264      741,203     3,017
   States, territories and possessions                   135,854      161     64,833      767      200,687       928
   Political subdivisions of states, territories and
     possessions                                          80,117      277     35,991      519      116,108       796
   Special revenue                                       289,115      808     39,210      396      328,325     1,204
   Public utilities                                        1,236       14     18,342      446       19,578       460
   Industrial and miscellaneous                           68,790      458    108,020    3,887      176,810     4,345
                                                      ----------  -------   --------  -------   ----------  --------
   Total Bonds                                         1,359,992    4,238    397,738    9,083    1,757,730    13,321
                                                      ----------  -------   --------  -------   ----------  --------
   Common Stock                                          189,762   29,564    283,252   52,885      473,014    82,449
                                                      ----------  -------   --------  -------   ----------  --------
   Total Stocks                                          189,762   29,564    283,252   52,885      473,014    82,449
                                                      ----------  -------   --------  -------   ----------  --------
   Total Bonds and Stocks                             $1,549,754  $33,802   $680,990  $61,968   $2,230,744  $ 95,770
                                                      ==========  =======   ========  =======   ==========  ========
As of December 31, 2005:

   U. S. Governments                                  $  263,575  $ 3,780   $ 14,643  $   711   $  278,218  $  4,491
   All Other Governments                                 831,441    3,520     19,830      495      851,271     4,015
   States, territories and possessions                   368,996    3,419     51,889    1,222      420,885     4,641
   Political subdivisions of states, territories and
     possessions                                         380,044    2,347     23,929      433      403,973     2,780
   Special revenue                                       549,541    4,212     72,215    1,981      621,756     6,193
   Public utilities                                       16,300      188      1,661       38       17,961       226
   Industrial and miscellaneous                          115,026    2,247     14,784      568      129,810     2,815
                                                      ----------  -------   --------  -------   ----------  --------
   Total Bonds                                         2,524,923   19,713    198,951    5,448    2,723,874    25,161
                                                      ----------  -------   --------  -------   ----------  --------
   Common Stock                                          421,479   31,543    215,755   73,590      637,234   105,133
   Preferred Stock                                       276,755    6,666     40,807    2,092      317,562     8,758
                                                      ----------  -------   --------  -------   ----------  --------
   Total Stocks                                          698,234   38,209    256,562   75,682      954,796   113,891
                                                      ----------  -------   --------  -------   ----------  --------
   Total Bonds and Stocks                             $3,223,157  $57,922   $455,513  $81,130   $3,678,670  $139,052
                                                      ==========  =======   ========  =======   ==========  ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


In general, a security is considered a candidate for other-than-temporary impairments if it meets any of the following criteria:

     a. Trading at a significant (25 percent or more) discount to par or amortized cost (if lower) for an extended period of time (nine months or longer); or

     b. The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

     c. In the opinion of Company's management, it is probable that the Company may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

As of December 31, 2006, the Company has both the ability and intent to hold these investments to recovery.

During 2006 and 2005, the Company reported write-downs on its common and preferred stock investments due to an other-than-temporary decline in fair value of $17,934 and $972, respectively, and reported write-downs on its bond investments due to an other-than-temporary decline in fair value of $776 and $2,542, respectively.

During 2006 and 2005, the Company reported the following write-downs on its joint venture and partnership investments due to an other-than-temporary decline in fair value:

   For the Years Ended December 31,                              2006   2005
   --------------------------------                             ------ ------
   Grshm Global Investment Fund ll K4                           $2,559 $   --
   Morgan Stanley III                                               --  1,684
   Items less than $1.0 million                                  1,051     11
                                                                ------ ------
      Total                                                     $3,610 $1,695
                                                                ====== ======

As of December 31, 2006 and 2005, securities with a market value of $199,380 and $289,449, respectively, were on loan. The Company receives as collateral 102.0% of the market value of domestic transactions and 105.0% for cross-border transactions. Securities lent, under the Securities Lending Agreement, are under exclusive control of the Company. Pursuant to the Securities Agency Lending Agreement, AIG Global Securities Lending Corporation, a Delaware registered company, maintains responsibility for the investment and control of such collateral.

Securities carried at an amortized cost of $2,565,608 and $2,270,251 were deposited with regulatory authorities as required by law as of December 31, 2006 and 2005, respectively.

Other invested assets include $966,546 of collateralized loans as of December 31, 2005. As agreed with the Company's domiciliary state, these loans represented the Company's entire investment in life settlements and were

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

accounted for as collateral loans in accordance with SSAP No. 21, entitled Other Admitted Assets. The admitted value of the loans were not in excess of the cost (including capitalization of interest) of acquiring the life settlements and maintaining them in force for so long as the fair value of the underlying life settlements collateralizing such loans was at least equal to the outstanding amount of such loans. On June 29, 2006, the Company entered into a transaction that was not objected to by the Insurance Department of the State of New York which resulted in the satisfaction of the loans. As of December 31, 2006, the Company has no collateralized loans.

During 2006 and 2005, included in Net Investment Income Earned were investment expenses of $7,329 and $7,139, respectively, and interest expense of $98,741 and $77,243, respectively.

NOTE 4 - RESERVES FOR LOSSES AND LAE

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2006 and 2005 is set forth in the table below:

                                                       2006          2005
                                                   ------------  -----------
   Reserves for Losses and LAE, Beginning of Year  $ 11,620,078  $ 9,357,799

   Adjustments for prior period corrections                  --     (165,738)
   Incurred losses and LAE related to:
      Current accident year                           5,343,020    5,111,414
      Prior accident years                               66,978    1,393,640
                                                   ------------  -----------
          Total Incurred Losses and LAE               5,409,998    6,505,054
                                                   ------------  -----------
   Paid losses and LAE related to:
      Current accident year                          (1,265,788)  (1,284,778)
      Prior accident years                           (3,009,707)  (2,792,259)
                                                   ------------  -----------
          Total Paid Losses and LAE                  (4,275,495)  (4,077,037)
                                                   ------------  -----------
   Reserves for Losses and LAE, as of December 31, $ 12,754,581  $11,620,078
                                                   ============  ===========

During 2006 and 2005 calendar years, estimated ultimate incurred losses and LAE attributable to insured events of prior years increased by $66,978 and $1,393,640, respectively. The Company experienced adverse loss and LAE reserve development primarily related to claims from accident years 2002 and prior. The classes of business accounting for the majority of this adverse development were directors & officers' liability and related management liability classes of business, excess casualty, and excess workers' compensation. In addition, the Company significantly increased its reserves for asbestos based on a ground up review of its asbestos claims exposures conducted for year-end 2005 (see
Note 12.B. for further information concerning the Company's asbestos and environmental reserves).

As of December 31, 2006 and 2005, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $198,524 and $188,050, respectively.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $6,322,799 and $7,425,539, respectively (exclusive of inter-company pooling).

NOTE 5 - RELATED PARTY TRANSACTIONS

A. National Union Inter-company Pooling Agreement

   The Company, as well as certain other insurance affiliates, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business except business from foreign branches (excluding Canada) to National Union Fire Insurance Company of Pittsburgh, PA (National Union), the lead pooling participant. In turn, each pooling participant receives from National Union their percentage share of the pooled business.

   In connection therewith, the Company's share of the pool is 36.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

   A list of all pooling participants and their respective participation percentages is set forth in the table below:

                                                      NAIC Co. Participation
   Member Company                                       Code      Percent
   --------------                                     -------- -------------
   National Union                                      19445       38.0%
   American Home Assurance Company                     19380       36.0%
   Commerce and Industry Insurance Company             19410       10.0%
   New Hampshire Insurance Company                     23481        5.0%
   The Insurance Company of the State of Pennsylvania  19429        5.0%
   AIG Casualty Company (formerly known as
     Birmingham Fire Insurance Company of
     Pennsylvania)                                     19402        5.0%
   AIU Insurance Company                               19399        1.0%
   American International Pacific Insurance Company    23795        0.0%
   American International South Insurance Company      40258        0.0%
   Granite State Insurance Company                     23809        0.0%
   Illinois National Insurance Company                 23817        0.0%

   Subject to regulatory approval, American International Pacific Insurance Company (AIP) will be removed from the National Union inter-company pooling agreement and added as a participant in AIG's Personal Lines Pool. AIP's pooling participation percentage in the AIG Personal Lines Pool will be zero percent.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


B. American International Underwriters Overseas Association Pooling Arrangement

   AIG formed AIUOA, a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. A list of all members in AIUOA and their respective participation percentages is set forth in the table below:

                                                      NAIC Co. Participation
   Member Company                                       Code      Percent
   --------------                                     -------- -------------
   American International Underwriters Overseas,
     Limited                                              --       67.0%
   New Hampshire Insurance Company (NHIC)              23481       12.0%
   National Union                                      19445       11.0%
   American Home Assurance Company (AHAC)              19380       10.0%

   In exchange for membership in AIUOA at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, National Union, and the Company.

   At the time of forming the AIUOA, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the AIUOA. As discussed in Note 1, the Company continues to follow the current practices relating to its foreign branches and participation in the business of AIUOA by recording: (a) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (b) its corresponding balance sheet position, excluding loss reserves, unearned premiums and funds withheld, as a net equity interest in Equities in Underwriting Pools and Associations; and (c) loss reserves, unearned premiums and funds withheld are recorded on a gross basis. As of December 31, 2006 and 2005, the Company's interest in the AIUOA amounted to $858,614 and $581,410, respectively, gross of the following amounts, after consideration of the National Union inter-company pooling agreement.

   As of December 31,                                        2006     2005
   ------------------                                      -------- --------
   Loss and LAE reserves                                   $778,277 $622,815
   Unearned premium reserves                                337,926  284,060
   Funds held                                                17,712   15,740

   Additionally, the Company holds 4.5% of the issued share capital of AIG Europe S.A. for the beneficial interest of the AIUOA. As of December 31, 2006 and 2005, the Company's interest in AIG Europe S.A. amounted to $32,575 and $25,858, respectively.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


C. Guarantee Arrangements

   The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies in exchange for an annual guarantee fee.

   The guarantees are not expected to have a material effect upon the Company's surplus as the guaranteed companies have admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under the guarantee is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

   The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The guarantees that were in effect as of December 31, 2006 are included in the table below:

                                                                Date   Policyholder   Invested   Estimated Policyholder
Guaranteed Company                                             Issued  Obligations     Assets      Loss      Surplus
------------------                                            -------- ------------ ------------ --------- ------------
AIG Hawaii Insurance Company, Inc.                            11/05/97 $     95,738 $    162,307    $--    $    69,612
American International Insurance Company                      11/05/97      335,804      785,981     --        357,830
AIG Mexico Seguros Interamericana, S.A. de C.V.               12/15/97       93,868       87,395     --         78,395
American International Insurance Company of California,
  Inc.                                                        12/15/97      144,248       56,694     --         22,827
American International Insurance Company of New Jersey        12/15/97      109,426       55,929     --         29,210
AIG Advantage Insurance Company(formerly Minnesota
  Ins. Co.)                                                   12/15/97       34,592       52,177     --         21,703
Landmark Insurance Company, Limited                         * 03/02/98      423,761      521,339     --        114,836
AIG Europe S.A.                                               03/02/98    2,278,448    1,211,630     --      1,363,948
AIG Edison Life Insurance Company                             09/15/98   20,854,923   21,353,910     --      1,348,668
AIG SunAmerica Life Assurance Company                   (+) * 01/04/99    4,239,331    4,576,100     --        797,911
First SunAmerica Life Insurance Company                     * 01/04/99    4,547,648    4,914,123     --        397,499
SunAmerica Life Insurance Company                       (+) * 01/04/99   35,545,269   46,184,379     --      4,557,590
AIG Europe (Netherlands) N.V.                                 11/01/02      606,697      151,940     --        167,456
American General Life Insurance Company                 (+)   03/03/03   23,712,805   26,595,082     --      2,575,981
American General Life and Accident Insurance Company          03/03/03    7,644,336    8,687,269     --        563,418
The United States Life Insurance Company of the City of
  NY                                                          03/03/03    3,374,806    3,972,505     --        426,210
The Variable Annuity Life Insurance Company             (+)   03/03/03   29,499,828   34,152,961     --      3,726,128
AIG Czech Republic Posjistovna, A.S.                          03/03/03       16,701       24,897     --         23,910
Lloyds Syndicate 1414                                         12/15/04      944,323      864,322     --        108,634
                                                                       ------------ ------------    ---    -----------
   Total Guarantees                                                    $134,502,552 $154,410,940    $--    $16,751,766
                                                                       ============ ============    ===    ===========

--------
+  This guarantee was terminated as to policies written after December 29, 2006.
*  The guaranteed company is also backed by a support agreement issued by AIG.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


D. Investments in Affiliates

   As of December 31, 2006 and 2005, the Company's common stock investments with its affiliates together with the related change in unrealized appreciation were as follows:

                                                       Equity at   Change in
    Affiliated Common Stock        Ownership   Cost   December 31,  Equity
    Investments                     Percent    2006       2006       2006
    -----------------------        --------- -------- ------------ ---------
    AIG Hawaii Insurance Company,
      Inc.                          100.00%  $ 10,000  $   69,612  $  9,783
    AIG Non Life Holding Company
      (Japan), Inc.                 100.00%   124,477     401,018    69,103
    American International Realty
      Corporation                    31.47%    29,581      44,044    18,696
    Eastgreen, Inc.                  13.42%    12,804      14,222       287
    Pine Street Real Estate
      Holdings Corporation           31.47%     5,445       2,816   (18,531)
    AIG Mexico Industrial,
      I.L.L.C.                       49.00%     9,463       2,442     1,425
    American International Life
      Assurance Company              22.48%    70,387     157,619     1,090
    American International
      Insurance Company              25.00%    25,000      89,457    13,559
    AIG Claim Service, Inc.          50.00%    48,962      46,675   (12,204)
    Transatlantic Holdings, Inc.     33.34%    34,055   1,048,323   (86,094)
    21st Century Insurance Group     16.65%   240,668     192,596    16,041
                                             --------  ----------  --------
       Total Common Stocks -
         Affiliates                          $610,842  $2,068,824  $ 13,155
                                             ========  ==========  ========

                                                       Equity at   Change in
    Affiliated Common Stock        Ownership   Cost   December 31,  Equity
    Investments                     Percent    2005       2005       2005
    -----------------------        --------- -------- ------------ ---------
    AIG Hawaii Insurance Company,
      Inc.                          100.00%  $ 10,000  $   59,829  $ (2,590)
    AIG Non Life Holding Company
      (Japan), Inc.                 100.00%   124,477     331,915    63,241
    American International Realty
      Corporation                    31.47%    29,581      25,348    (1,932)
    Eastgreen, Inc.                  13.42%    12,804      13,935       355
    Pine Street Real Estate
      Holdings Corporation           31.47%     5,445      21,347         4
    AIG Mexico Industrial,
      I.L.L.C.                       49.00%     1,017       1,017        --
    American International Life
      Assurance Company              22.48%    70,387     156,529    20,123
    American International
      Insurance Company              25.00%    25,000      75,898     4,380
    AIG Claim Service, Inc.          50.00%    48,963      58,879     2,350
    Transatlantic Holdings, Inc.     33.34%    34,055   1,134,417    90,652
    21st Century Insurance Group     16.65%   240,667     176,555    28,153
                                             --------  ----------  --------
       Total Common Stocks -
         Affiliates                          $602,396  $2,055,669  $204,736
                                             ========  ==========  ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   Investments in affiliates are included in common stocks based on the net worth of the entity except for publicly traded affiliates which are based on quoted market values, less a discount as prescribed by NAIC SAP (see Note 2).

   The Company has ownership interests in certain affiliated real estate holding companies.

   The remaining equity interest in these investments, except for 21st Century Insurance Group and Transatlantic Holdings, Inc., is owned by other affiliated companies, which are wholly-owned by the Ultimate Parent.

   From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2006 and 2005, the Company's total investments in partnerships with affiliated entities where AIG's interest was greater than 10.0% amounted to $1,032,694 and $912,569, respectively.

E. Other Related Party Transactions

   The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2006 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2006. No transactions (excluded reinsurance and cost allocation transactions) occurred during 2005 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2005.

                                           Assets Received      Assets Transferred
                                            by the Company        by the Company
                                        ---------------------- ---------------------
Date of      Explanation of    Name of  Statement              Statement
Transaction   Transaction     Affiliate   Value    Description   Value   Description
----------- ----------------- --------- ---------- ----------- --------- -----------
06/29/2006  Loan Satisfaction A100 LLC  $1,170,421    Cash        $--        n/a
06/29/2006  Loan Satisfaction    AIRCO  $  239,966    Cash        $--        n/a

   The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the State of New York, transactions with Union Excess Reinsurance Company Ltd. (Union Excess) and Richmond Insurance Company (Barbados) Limited (Richmond) are treated as affiliated.

   The Company did not change its methods of establishing terms regarding any affiliate transactions during the years ended December 31, 2006 and 2005.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   In the ordinary course of business, the Company utilizes AIG Technology, Inc., AIG Global Investment Corp., and AIG Domestic Claims, Inc. for data center systems, investment services, salvage and subrogation, and claims management, respectively. In connection with these services, the fees paid by the Company to these affiliates during 2006 and 2005 are outlined in the table below:

   For the Years Ended December 31,                          2006     2005
   --------------------------------                        -------- --------
   AIG Technology, Inc.                                    $ 24,562 $ 26,700
   AIG Global Investment Corp.                                6,047    4,565
   AIG Domestic Claims, Inc.                                117,231  110,589
                                                           -------- --------
      Total                                                $147,840 $141,854
                                                           ======== ========

   As of December 31, 2006 and 2005, short-term investments included amounts invested in the AIG Managed Money Market Fund of $100,915 and $73,379, respectively.

   Federal and foreign income taxes recoverable from AIG as of December 31, 2006 and 2005 amounted to $63,569 and $794,462, respectively.

   During 2005, the Company sold $191,606 of premium receivables without recourse to AI Credit Corporation, and recorded losses of $3,436. There were no premium receivable sales in 2006.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   As of December 31, 2006 and 2005, the Company had the following balances receivable/payable from/to its affiliates (excluding reinsurance transactions):

    As of December 31,                                    2006       2005
    ------------------                                 ---------- ----------
    AIG (see Note 11)                                  $       -- $1,326,780
    Balances with pool member companies                 1,434,952  1,768,006
    Balances with less than 0.5% of admitted assets        49,603     95,038
                                                       ---------- ----------
    Receivable from Parent, Subsidiaries and
      Affiliates                                       $1,484,555 $3,189,824
                                                       ========== ==========
    Balances with pool member companies                $1,449,305 $1,549,731
    Balances with less than 0.5% of admitted assets        98,281     33,968
                                                       ---------- ----------
    Payable to Parent, Subsidiaries and Affiliates     $1,547,586 $1,583,699
                                                       ========== ==========

Note 6 - Reinsurance

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


During 2006 and 2005, the Company's net premiums written and net premiums earned were comprised of the following:

For the Years Ended
December 31,                            2006                     2005
-------------------            ----------------------- -----------------------
                                 Written     Earned      Written      Earned
                               ----------- ----------- ----------- -----------
Direct premiums                $ 7,514,507 $ 7,180,260 $ 6,522,919 $ 6,219,261
Reinsurance premiums
  assumed:
   Affiliates                   11,336,822  11,001,341  11,104,687  11,235,985
   Non-affiliates                   48,750     243,681      23,903    (176,461)
                               ----------- ----------- ----------- -----------
       Gross Premiums           18,900,079  18,425,282  17,651,509  17,278,785
                               ----------- ----------- ----------- -----------
Reinsurance premiums
  ceded:
   Affiliates                    9,833,954   9,534,749   9,252,497   9,022,390
   Non-affiliates                1,182,156   1,190,522   1,247,759   1,210,575
                               ----------- ----------- ----------- -----------
       Net Premiums            $ 7,883,969 $ 7,700,011 $ 7,151,253 $ 7,045,820
                               =========== =========== =========== ===========

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2006 and 2005 with the return of the unearned premium reserve is as follows:

                    Assumed Reinsurance    Ceded Reinsurance            Net
                   --------------------- --------------------- ---------------------
                    Unearned              Unearned              Unearned
                    Premium   Commission  Premium   Commission  Premium    Commission
                    Reserves    Equity    Reserves    Equity    Reserves     Equity
                   ---------- ---------- ---------- ---------- ----------  ----------
December 31, 2006
   Affiliates      $5,579,685  $675,713  $3,844,106  $423,050  $1,735,579   $252,663
   Non-affiliates      11,551     1,399     496,499    54,641    (484,948)   (53,242)
                   ----------  --------  ----------  --------  ----------   --------
   Totals          $5,591,236  $677,112  $4,340,605  $477,691  $1,250,631   $199,421
                   ==========  ========  ==========  ========  ==========   ========
December 31, 2005
   Affiliates      $5,444,204  $663,323  $3,544,901  $413,904  $1,899,303   $249,419
   Non-affiliates       6,481       790     504,864    58,948    (498,383)   (58,158)
                   ----------  --------  ----------  --------  ----------   --------
   Totals          $5,450,685  $664,113  $4,049,765  $472,852  $1,400,920   $191,261
                   ==========  ========  ==========  ========  ==========   ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005 and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

                                            Unearned     Paid    Reserves for
                                            Premium   Losses and  Losses and
                                            Reserves     LAE         LAE
                                           ---------- ---------- ------------
  December 31, 2006
     Affiliates                            $3,844,106  $ 82,387  $14,899,524
     Non-Affiliates                           496,499   405,856    2,873,315
                                           ----------  --------  -----------
     Total                                 $4,340,605  $488,243  $17,772,839
                                           ==========  ========  ===========
  December 31, 2005
     Affiliates                            $3,544,901  $ 91,985  $14,577,562
     Non-Affiliates                           504,864   307,219    3,542,634
                                           ----------  --------  -----------
     Total                                 $4,049,765  $399,204  $18,120,196
                                           ==========  ========  ===========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The Company's unsecured reinsurance recoverables as of December 31, 2006 in excess of 3.0% of its capital and surplus is set forth in the table below:

                                                         NAIC Co.
  Reinsurer                                                Code     Amount
  ---------                                              -------- -----------
  Affiliates:
     National Union Pool Companies                           --   $15,644,476
     American International Reinsurance Co. Ltd              --     1,623,719
     American International Insurance Company             32220       438,594
     American International Underwriters Overseas,
       Ltd.                                                  --       412,665
     Transatlantic Reinsurance Company                    19453       270,098
     AIG Global Trade and Political Risk Insurance
       Co.                                                10651       103,009
     United Guaranty Insurance Company                    11715        63,190
     Lexington Insurance Company                          19437        50,273
     American International Life Assurance Co. NY
       (US)                                               60607        22,165
     Hartford Steam Boiler Inspection and Insurance
       Co.                                                11452        12,701
     National Union Fire Ins Company of Vermont              --         5,487
     Ascot Syndicate Lloyds 1414                             --         3,600
     Starr Excess Liability Insurance Company, Ltd.       10932         3,115
     Universal Insurance Company Limited                     --         1,121
     Other                                                   --        14,847
                                                                  -----------
         Total Affiliates                                          18,669,060
                                                                  -----------
     Munich Re Group                                         --       240,118
     Lloyd's                                                 --       274,819
     Swiss Re Group                                          --       324,144
                                                                  -----------
         Total Non Affiliates                                         839,081
                                                                  -----------
  Total Affiliates and Non Affiliates                             $19,508,141
                                                                  ===========

During 2006 and 2005, the Company reported in its statements of income $12,318 and $43,141, respectively, of statutory underwriting losses, which were comprised of premiums earned of $0 and $(1,710), respectively, less losses incurred of $12,318 and $41,431 respectively, as a result of commutations with the following reinsurers:

       Company                                             2006    2005
       -------                                            ------- -------
       Trenwick America                                   $ 8,280 $    --
       Alea Group                                           2,432      --
       SCOR Reinsurance Company                                --  42,442
       Other reinsurers below $1 million                    1,606     699
                                                          ------- -------
       Total                                              $12,318 $43,141
                                                          ======= =======

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005, the Company had reinsurance recoverables on paid losses in dispute of $78,472 and $141,589, respectively.

During 2006 and 2005, the Company wrote-off reinsurance recoverables balances of $30,849 and $65,282, respectively.

NOTE 7 - RETROACTIVE REINSURANCE

As of December 31, 2006, the Company reported the following activity and balances with respect to its retroactive reinsurance arrangements:

                                                        Assumed     Ceded
                                                       ---------  --------
    Reserves Transferred:
       Initial Reserves                                $ 216,347  $453,727
       Adjustments - prior year(s)                      (171,243)  (33,563)
       Adjustments - current year                         (2,455)    8,416
                                                       ---------  --------
       Balance as of December 31, 2006                    42,649   428,580
                                                       ---------  --------
    Paid Losses Recovered:
       Prior year(s)                                      12,212   355,120
       Current year                                        7,195    12,177
                                                       ---------  --------
       Total Recovered as of December 31, 2006            19,407   367,297
                                                       ---------  --------
       Carried Reserves as of December 31, 2006        $  23,242  $ 61,283
                                                       =========  ========
    Consideration Paid or Received:
       Initial Reserves                                $ 201,597  $276,437
       Adjustments - prior year(s)                      (180,000)  (18,869)
       Adjustments - current year                            (15)    4,538
                                                       ---------  --------
       Total Paid as of December 31, 2006              $  21,582  $262,106
                                                       =========  ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


                                                         Assumed   Ceded
                                                         ------- --------
      Special Surplus from Retroactive Reinsurance:
         Initial surplus gain or loss realized             $--   $ 47,559
         Adjustments - prior year(s)                        --     20,548
         Adjustments - current year                         --    (18,260)
                                                           ---   --------
         Balance as of December 31, 2006                   $--   $ 49,847
                                                           ===   ========

The Company's retroactive reinsurance balance (by reinsurer) as of December 31, 2006, is set forth in the table below:

     Reinsurer                                              Assumed  Ceded
     ---------                                              ------- -------
        American International Reins. Co.                   $    -- $45,664
        PEG Reinsurance Co.                                      --   8,830
        Lyndon Property Ins. Company                             --   1,780
        American International Specialty Lines
          Insurance Company                                  17,247      --
        Commerce and Industry Insurance Company of
          Canada                                              5,930      --
        All other reinsurers below $1.0 million                  65   5,009
                                                            ------- -------
            Total                                           $23,242 $61,283
                                                            ======= =======

NOTE 8 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is transferred. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. In addition, the Company has entered into several reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005, the Company's deposit assets and liabilities were comprised of the following:

                                   Deposit     Deposit   Funds Held Funds Held
                                   Assets    Liabilities   Assets   Liabilities
                                  ---------- ----------- ---------- -----------
December 31, 2006:
   Direct                         $       --  $ 77,954    $     --  $       --
   Assumed                                --    94,342      94,279          --
   Ceded                             809,537        --          --     703,508
                                  ----------  --------    --------  ----------
   Total                          $  809,537  $172,296    $ 94,279  $  703,508
                                  ==========  ========    ========  ==========

                                   Deposit     Deposit   Funds Held Funds Held
                                   Assets    Liabilities   Assets   Liabilities
                                  ---------- ----------- ---------- -----------
December 31, 2005:
   Direct                         $       --  $ 56,768    $     --  $       --
   Assumed                                --   430,142     432,987      91,467
   Ceded                           1,336,343        --          --     914,959
                                  ----------  --------    --------  ----------
   Total                          $1,336,343  $486,910    $432,987  $1,006,426
                                  ==========  ========    ========  ==========

A reconciliation of the Company's deposit asset and deposit liabilities as of December 31, 2006 and 2005 is set forth in the table below:

                                         2006                    2005
                                ----------------------  ----------------------
                                 Deposit      Deposit    Deposit      Deposit
                                  Assets    Liabilities   Assets    Liabilities
                                ----------  ----------- ----------  -----------
Balance at January 1            $1,336,343  $  486,910  $1,638,716  $  465,475
   Deposit activity, including
     loss recoveries              (654,672)   (343,610)   (446,464)    (11,942)
   Interest income or expense,
     net of amortization of
     margin                        113,438      28,996      90,901      33,377
   Non-admitted asset portion       14,428          --      53,190          --
                                ----------  ----------  ----------  ----------
Balance as of December 31       $  809,537  $  172,296  $1,336,343  $  486,910
                                ==========  ==========  ==========  ==========

                                         2006                    2005
                                ----------------------  ----------------------
                                Funds Held  Funds Held  Funds Held  Funds Held
                                  Assets    Liabilities   Assets    Liabilities
                                ----------  ----------- ----------  -----------
Balance at January 1            $  432,987  $1,006,426  $  424,685  $1,089,396
   Contributions                        --      60,915       1,425          --
   Withdrawals                    (355,065)   (422,715)    (15,788)   (154,798)
   Interest                         16,357      58,882      22,665      71,828
                                ----------  ----------  ----------  ----------
Balance as of December 31       $   94,279  $  703,508  $  432,987  $1,006,426
                                ==========  ==========  ==========  ==========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005, the deposit assets with related parties, mostly reinsurance transactions with Union Excess, amounted to $630,370 and $1,192,231, respectively.

During 2006, loss recoveries from Union Excess resulted in a decrease in deposit accounting assets and funds held on deposit accounting liability of $406,719 and $273,291, respectively. During 2006, the Company commuted $40,267 of the deposit assets and $40,267 of the funds held on deposit accounting liability with Union Excess with no impact to net income. During 2005, the Company commuted $258,052 of the deposit assets with Union Excess and Richmond resulting in losses of $3,737.

During 2006, the Company commuted contracts that were accounted for as deposit accounting. The largest commutations resulted in a decline in the following: deposit accounting assets - $97,009, funds held on deposit accounting - $332,073, deposit accounting liability - $314,735 and funds held on deposit accounting liability - $82,054.

Note 9 - Federal Income Taxes

The Company files a consolidated U.S. Federal income tax return with the Ultimate Parent and its domestic subsidiaries pursuant to a tax sharing agreement. The agreement provides that the Ultimate Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate Federal income tax return. In addition, the agreement provides that the Company will be reimbursed by the Ultimate Parent for tax benefits relating to any net losses or any tax credit of the Company utilized in filing the consolidated return. The Federal income tax recoverables in the accompanying Statements of Admitted Assets were due from the Ultimate Parent. As of December 31, 2006 and 2005, the U.S. Federal income tax rate applicable to ordinary income was 35.0%.

The components of the Company's net deferred tax assets/liabilities as of December 31, 2006 and 2005 are as follows:

   As of December 31,                                    2006        2005
   ------------------                                 ----------  ----------
   Gross deferred tax assets                          $1,236,352  $1,252,733
   Gross deferred tax liabilities                       (267,583)   (149,521)
   Non-admitted deferred tax assets in accordance
     with SSAP No.10, income taxes                      (546,869)   (794,705)
                                                      ----------  ----------
   Net Admitted Deferred Tax Assets                   $  421,900  $  308,507
                                                      ==========  ==========
   Change in Deferred Tax Assets Non-admitted         $  247,836  $ (299,271)
                                                      ==========  ==========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


During 2006 and 2005, the Company's current Federal income tax expense (benefit) was comprised of the following:

     For the Years Ended December 31,                     2006      2005
     --------------------------------                   -------- ---------
     Income tax expense (benefit) on net underwriting
       and net investment income                        $261,144 $(252,358)
     Federal income tax adjustment - prior year            2,119     9,311
                                                        -------- ---------
     Current Income Tax Expense (Benefit)               $263,263 $(243,047)
                                                        ======== =========
     Income Tax on Realized Capital Gains               $ 29,092 $  20,492
                                                        ======== =========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The composition of the Company's net deferred tax assets as of December 31, 2006 and 2005, and changes in deferred income taxes for 2006 is set forth in the table below:

As of December 31,                                                          2006        2005       Change
------------------                                                       ----------  ----------  ---------
Deferred Tax Assets

   Loss reserve discount                                                 $  476,856  $  499,838  $ (22,982)
   Non-admitted assets                                                      160,128     206,602    (46,474)
   Unearned premium reserve                                                 316,291     303,414     12,877
   Partnership adjustments                                                   33,192          --     33,192
   Pension adjustments                                                           --       7,328     (7,328)
   Reserves                                                                 183,902      75,662    108,240
   Other temporary difference                                                65,983      54,878     11,105
   Deferred tax remediation - adjustments to December 31, 2005 surplus           --     105,011   (105,011)
                                                                         ----------  ----------  ---------
       Gross Deferred Tax Assets                                          1,236,352   1,252,733    (16,381)
   Non-admitted deferred tax assets                                        (546,869)   (689,694)   142,825
   Non-admitted deferred tax - adjustments to December 31, 2005 surplus          --    (105,011)   105,011
                                                                         ----------  ----------  ---------
       Admitted Deferred Tax Assets                                         689,483     458,028    231,455
                                                                         ----------  ----------  ---------
Deferred Tax Liabilities
   Unrealized capital gains                                                (236,490)   (115,317)  (121,173)
   Partnership adjustments                                                       --      (4,047)     4,047
   Other temporary differences                                              (31,093)    (30,157)      (936)
                                                                         ----------  ----------  ---------
   Gross Deferred Tax Liabilities                                          (267,583)   (149,521)  (118,062)
                                                                         ----------  ----------  ---------
       Net Admitted Deferred Tax Assets                                  $  421,900  $  308,507  $ 113,393
                                                                         ==========  ==========  =========
   Gross deferred tax assets                                              1,236,352   1,252,733    (16,381)
   Gross deferred tax liabilities                                          (267,583)   (149,521)  (118,062)
                                                                         ----------  ----------  ---------
   Net Deferred Tax Assets                                               $  968,769  $1,103,212   (134,443)
                                                                         ==========  ==========
   Income tax effect of unrealized capital (gains) / losses                                        121,173
                                                                                                 ---------
   Change in Net Deferred Income Taxes                                                           $ (13,270)
                                                                                                 =========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The actual tax expense on income from operations differs from the tax expense calculated at the statutory tax rate. A reconciliation of the Company's income tax expense and the significant items causing this difference for the year ended December 31, 2006 are as follows:

                                                                           Amount    Tax Effect
                                                                         ----------  ----------
Income before Federal income taxes                                       $1,271,556  $ 445,045
Book to tax adjustments:
   Tax exempt income and dividends received deduction, net of proration    (455,068)  (159,274)
   Intercompany dividends                                                   (21,938)    (7,678)
   Meals and entertainment                                                    1,543        540
   Non-deductible penalties                                                   2,410        844
   Change in non-admitted assets                                            132,784     46,474
   Federal income tax adjustment - prior year                                    --     (6,222)
   Foreign tax credits                                                           --    (14,104)
                                                                         ----------  ---------
   Total Book to Tax Adjustments                                           (340,269)  (139,420)
                                                                         ----------  ---------
Federal taxable income                                                   $  931,287  $ 305,625
                                                                         ==========  =========

Current Federal income tax expense                                                   $ 263,263
Income tax on net realized capital gains                                                29,092
Change in deferred income taxes                                                         13,270
                                                                                     ---------
Total Federal income tax benefit                                                     $ 305,625
                                                                                     =========

The amount of Federal income taxes incurred and available for recoupment in the event of future net operating losses for tax purposes is set forth in the table below:

                    Current year                   $222,388
                    First preceding year           $     --

The Company had no unused net operating loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2006 and 2005. Federal income taxes paid to (recovered from) the Ultimate Parent amounted to $372,256 during 2006 and ($43,213) during 2005.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


NOTE 10 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS

A. Pension

   Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

   AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to
   64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

   Annual funding requirements are determined based on the Projected Unit Credit Cost Method which attributes a pro-rata portion of the total projected benefit payable at normal retirement to each year of credited service.

   The Company's share of net expense for the qualified pension plan was $9,000 and $6,500 for the years ended December 31, 2006 and 2005, respectively.

B. Stock Option and Deferred Compensation Plans

   Some of the Company's officers and key employees are participants in AIG's stock option plans of 1991 and 1999. During 2006 and 2005, AIG allocated $6,242 and $2,177, respectively, of the cost of these stock options and certain other deferred compensation programs to the Company.

   Post-retirement Benefit Plans

   AIG's U.S. postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50 percent of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2,000. The maximum life insurance benefit prior to age 70 is $32 with a maximum $25 thereafter.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over.

   The postretirement benefit obligations and amounts recognized in AIG's consolidated balance sheet as of December 31, 2006 and 2005 were $184,884 and $140,100, respectively. These obligations are not funded currently. The Company's share of other postretirement benefit plans was $282 and $200 for 2006 and 2005, respectively.

   AIG is the Plan Sponsor of the pension, postretirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans.

   The weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2006 and 2005 are set forth in the table below:

   As of December 31,                          2006              2005
   ------------------                    ----------------  ----------------
   Discount rate                               6.00%             5.50%
   Rate of compensation increase
     (average)                                 4.25%             4.25%
   Measurement date                      December 31, 2006 December 31, 2005
   Medical cost trend rate                      N/A               N/A

C. Post-employment Benefits and Compensated Absences

   AIG provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include long-term disability benefits, medical and life insurance continuation and COBRA medical subsidies. The costs of these plans are borne by AIG.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


NOTE 11 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

A. Capital and Surplus

   The portion of unassigned surplus as of December 31, 2006 and 2005 represented by each item below is as follows:

                                                    2006         2005
                                                -----------  -----------
       Unrealized gains                         $ 2,013,671  $ 1,725,717
       Non-admitted asset values                $(1,448,058) $(1,378,106)
       Provision for reinsurance                $  (128,824) $  (210,152)

   During 2005, the board of directors of AIG, authorized a resolution where it committed to replenish any surplus lost as a result of the effects of the restatements of the Company's December 31, 2004 financial statements as well as any additional loss and loss adjustment expense strengthening as a result of the reserve review conducted by an independent actuarial consultant. In accordance with that resolution, on February 15, 2006, the Ultimate
   Parent contributed $1,326,780 in cash to the Company. In connection therewith, at December 31, 2005, the Company reported a receivable of $1,326,780 with its Ultimate Parent and increased its Capital in Excess of Par Value, accordingly. The recognition of this surplus contribution has been approved by the Insurance Department of the State of New York.

B. Risk-Based Capital Requirements

   The NAIC has adopted a Risk-based Capital (RBC) formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

   In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2006 reporting period.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


C. Dividend Restrictions

   Under New York law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the lower of 10.0% of the Company's statutory surplus as of December 31, 2006, or 100.0% of the Company's adjusted net investment income for the preceding 36 month period ending December 31, 2006) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the State of New York. As of December 31, 2006, the maximum dividend payment, which may be made without prior approval during 2007, is approximately $621,185.

   Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

NOTE 12 - CONTINGENCIES

A. Legal Proceedings

   The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

   Other legal proceedings include the following:

   AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). The plaintiffs in the second-filed action have intervened in the first-filed action, and the second-filed action has been dismissed. An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations. The trial court is currently considering, under standards mandated by the Alabama Supreme Court, whether a class action can be certified and whether the defendants in the case brought by the intervenors should be dismissed.

   On September 2, 2005, certain AIG companies including American Home Assurance Company (American Home), AIU Insurance Company (AIUI) and New Hampshire Insurance Company (NHIC) (the AIG Plaintiffs) sued The Robert Plan Corporation (RPC), an agency servicing personal auto assigned risk business, certain affiliated entities, and two of RPC's senior executives. This suit was brought in New York Supreme Court and alleges the misappropriation of funds and other violations of contractual arrangements. On September 26, 2005, RPC countersued the AIG Plaintiffs and AIG itself for, among other things, $370,000 in disgorged profits and $500,000 of punitive damages under a claim of fraud. As of December 31, 2005, RPC was terminated as the AIG Plaintiffs' agent with respect to claims administration of the personal auto assigned risk business, and as of March 31, 2006, RPC was terminated as the AIG Plaintiffs' agent with respect to underwriting of personal auto assigned risk business. On March 10, 2006, RPC moved to dismiss its fraud claim without prejudice for the purposes of bringing that claim in New Jersey. On that date, RPC also amended its counterclaim, setting forth a number of causes of action for breach of contract. Each side then filed a partial motion to dismiss some of the counts asserted by the other side. RPC also moved for summary judgment on one of its breach of contract causes of action (relating to RPC's assertion that the AIG Plaintiffs are responsible to pay approximately $7,000 of RPC's income taxes). On April 10, 2007, the Court granted the AIG Plaintiffs' motion with respect to four of RPC's counterclaims and denied the rest of the motion; granted RPC's motion to dismiss with respect to two of the AIG Plaintiffs' claims and denied the rest; and denied RPC's motion for summary judgment on the tax issue. Additionally, on February 8, 2007, the AIG Plaintiffs moved for leave to amend their complaint against RPC and to add Lincoln General Insurance Company and Kingsway Financial Services Inc. as additional defendants, alleging tortious interference with contract claims related to certain transactions between those entities and RPC. Following the production of certain documents by RPC, on March 7, 2007, the AIG Plaintiffs filed another motion for leave to amend their complaint to add additional claims against RPC, individual shareholders of RPC and Lincoln General, including claims for breach of covenants, tortious interference with contract and fraudulent conveyance. The motion also seeks a preliminary injunction prohibiting RPC from paying creditors other than ordinary course trade creditors. The AIG Plaintiffs' motion is scheduled to be heard on May 3, 2007. The AIG Plaintiffs believe RPC's counterclaims, including its previously asserted counterclaim for fraud, are without merit and intend to defend them vigorously.

   Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG recorded an after-tax-charge of $1,150,000 in the fourth quarter of 2005, and made payments or placed in escrow approximately $1,640,000 including (i) $375,000 into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. (the Excess Casualty Fund) and (ii) $343,000 into a fund under the supervision of the NYAG and

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments. As of April 23, 2007, eligible policyholders entitled to receive approximately $358,600 (or 95.6%) of the Excess Casualty Fund had opted to receive settlement payments in exchange for releasing AIG and its subsidiaries from liability relating to certain insurance brokerage practices. Amounts remaining in the Excess Casualty Fund may be used by AIG to settle claims from other policyholders relating to such practices through January 31, 2008, after which they will be distributed pro rata to participating policyholders.

   Various state regulatory agencies are reviewing certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions and the liability of certain AIG subsidiaries, including the Company, for taxes, assessments and surcharges relating to the underreporting or misreporting of workers compensation premium. It is possible that additional civil or regulatory proceedings will be filed.

   Specifically, on February 16, 2006, the Attorney General of the State of Minnesota filed a complaint against AIG alleging that, beginning no later than 1985, AIG made false statements and reports to Minnesota agencies and regulators, unlawfully reduced AIG's contributions and payments to Minnesota's workers' compensation funds, misreported the character of workers' compensation premiums as general or auto liability premiums, and unlawfully reduced its Minnesota tax obligations. The complaint claims that AIG thereby violated Minnesota state law prohibiting unfair and deceptive practices, that AIG violated Minnesota state law prohibiting uniform deceptive trade practices, that AIG violated Minnesota's Prevention of Fraud Act, that AIG is liable for common law fraud, and that AIG is liable under a theory of unjust enrichment. The State of Minnesota seeks injunctive relief, damages, penalties and interest. By agreement of the parties, AIG's time to answer the complaint in this action or otherwise move with respect to the complaint was extended indefinitely to permit the parties to pursue settlement.

   Moreover, the National Workers Compensation Reinsurance Pool, on behalf of its participant members, has communicated to AIG that such members may assert claims with respect to the underpayment of residual market assessments on workers compensation premium. In addition, several state insurance guaranty associations and funds have communicated that they may assert claims with respect to the Company's underreporting of workers compensation premium. And, in August 2006, the National Association of Insurance Commissioners (the NAIC) formed a Settlement Review Working Group to review the Workers Compensation Residual Market Assessment portion of the settlement between AIG, the NYAG, and the NYDOI. In April 2007, the NAIC Settlement Review Working Group commenced its own investigation into the Company's underreporting of workers compensation premium, which is being directed by the State of Indiana.

   Since October 19, 2004, AIG and certain subsidiaries have been named as defendants in numerous complaints that were filed in federal court and in state court and removed to federal court. These cases generally allege that AIG and its subsidiaries violated federal and various state antitrust and anti-racketeering laws, various state deceptive and unfair practice laws and certain state laws governing fiduciary duties. The alleged basis of these claims is that there was a conspiracy between insurance companies and insurance brokers with regard to the bidding practices

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   for insurance coverage and with regard to the practices involving compensation paid to insurance producers in certain sectors of the insurance industry. The Judicial Panel on Multidistrict Litigation entered an order consolidating most of these cases and transferring them to the United States District Court for the District of New Jersey.

   On August 15, 2005, the plaintiffs in the multidistrict litigation filed a Corrected First Consolidated Amended Commercial Class Action Complaint that names AIG and the following additional AIG subsidiaries as defendants: AIUI, American Home, National Union, AISLIC, American International Insurance Company, Birmingham Fire Insurance Company of Pennsylvania (now known as AIG Casualty Company), Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, NHIC, The Hartford Steam Boiler Inspection and Insurance Company, and The Insurance Company of the State of Pennsylvania (the Commercial Complaint). Also on August 15, 2005, AIG, American Home, and AIG Life Insurance Company were named as defendants in a Corrected First Consolidated Amended Employee Benefits Complaint filed in the District of New Jersey that adds claims under ERISA (the Employee Benefits Complaint). On October 3, 2006, the District Court reserved in part and denied in part motions filed by the insurer defendants and broker defendants to dismiss these complaints. The Court also ordered the plaintiffs in both actions to file supplemental statements of particularity to elaborate on the allegations in their complaints. Plaintiffs filed their supplemental statements on October 25, 2006, and the AIG defendants, along with other insurer and broker defendants, filed renewed motions to dismiss on November 30, 2006. On
   April 5, 2007, the Court granted the defendants' renewed motions to dismiss the Commercial and Employee Benefits Complaints with respect to the antitrust and RICO claims. The claims were dismissed without prejudice and the plaintiffs were given 30 days to file amended complaints. On April 11, 2007, the Court stayed all proceedings, including all discovery, that are part of the multidistrict litigation until any renewed motions to dismiss the amended complaints are resolved. On April 19, 2007, plaintiffs sought an additional 30 days in which to file amended complaints, and on April 23, 2007, the Court gave plaintiffs an additional 15 days. Accordingly, plaintiffs' amended complaints are due on May 22, 2007.

   A number of complaints making allegations similar to those in the Commercial Complaint have been filed against AIG and other defendants in state and federal courts around the country. The defendants have thus far been successful in having the federal actions transferred to the District of New Jersey and consolidated into the multidistrict litigation. The AIG defendants have also sought to have state court actions making similar allegations stayed pending resolution of the multidistrict litigation.

   On December 4, 2006, AIG and certain subsidiaries, including the Company, settled numerous arbitrations and litigations between them and the agencies owned by C.V. Starr & Co., Inc. (C.V. Starr), including those relating to the termination of the managing general agency relationships between AIG's subsidiaries and the agencies owned by C.V. Starr, and the use of the "Starr" and "American International" trademarks. The financial terms of the confidential settlement will not have a material adverse effect on the Company's financial position.

   AIG Domestic Claims, Inc. (AIGDC), an indirect wholly owned subsidiary of AIG that provides certain claims adjustment services to the Company, has been named as a defendant in a putative class action lawsuit that is currently pending in the 14th Judicial District Court for the State of Louisiana. Plaintiffs are medical providers who allege that AIGDC (as well as other defendants not affiliated with the Company) failed to comply with

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   certain provisions of the Louisiana Any Willing Provider Act (the Act). The complaint seeks monetary penalties and injunctive relief related to preferred provider organization discounts taken by defendants on bills submitted by Louisiana medical providers and hospitals who provided treatment or services to workers' compensation claimants. These claimants are injured workers whose employers are named insureds under workers compensation policies issued by various insurance companies, including the Company. On September 23, 2005, certain defendants, including AIGDC filed a motion for summary judgment, seeking dismissal of plaintiffs' claims, and plaintiffs cross-moved for partial summary judgment. On July 20, 2006, the Court both denied AIGDC's motion for summary judgment and granted plaintiffs' partial motion for summary judgment, holding that AIGDC is a "group purchaser" under the Act, and that the Act applies to medical services provided to workers' compensation claimants.

   On November 28, 2006, the Court issued an order certifying a class of providers and hospitals. In an unrelated action also arising under the Act, a Louisiana appellate court ruled that the Court lacked jurisdiction to adjudicate the claims at issue. In response, defendants filed an exception for lack of subject matter jurisdiction. On January 19, 2007, the Court denied the motion, holding that it has jurisdiction over the putative class claims. AIGDC is appealing the class certification ruling and is seeking an appeal from the jurisdictional ruling. AIGDC believes that it has meritorious defenses to plaintiffs' claims. The Company is not presently a named party to the lawsuit, and it cannot predict its ultimate liability as an insurer or reinsurer of various workers compensation policies at issue in this matter.

   AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

   The Company cannot predict the outcome of the matters described above, reasonably estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an intercompany pooling arrangement. In the opinion of management, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B. Asbestos and Environmental Reserves

   The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

The Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) for the year ended December 31, 2006 and 2005, gross and net of reinsurance credits, are as follows:

                                             Asbestos Losses     Environmental Losses
                                         ----------------------  ------------------
                                            2006        2005       2006       2005
                                         ----------  ----------  --------   --------
Direct :
Loss and LAE reserves, beginning of year $1,087,625  $  693,044  $288,676   $256,889
   Incurred losses and LAE                  159,878     489,955   (75,819)    63,051
   Calendar year paid losses and LAE       (149,366)    (95,374)  (34,473)   (31,264)
                                         ----------  ----------  --------   --------
Loss and LAE Reserves, end of year       $1,098,137  $1,087,625  $178,384   $288,676
                                         ==========  ==========  ========   ========
Assumed:
Loss and LAE reserves, beginning of year $   97,399  $   90,162  $  6,561   $  6,626
   Incurred losses and LAE                   14,332      14,722    (1,462)       830
   Calendar year paid losses and LAE        (14,387)     (7,485)     (151)      (895)
                                         ----------  ----------  --------   --------
Loss and LAE Reserves, end of year       $   97,344  $   97,399  $  4,948   $  6,561
                                         ==========  ==========  ========   ========
Net of Reinsurance:
Loss and LAE reserves, beginning of year $  518,246  $  348,261  $134,977   $142,025
   Incurred losses and LAE                   83,696     209,273   (22,324)    16,410
   Calendar year paid losses and LAE        (68,837)    (39,288)  (20,443)   (23,458)
                                         ----------  ----------  --------   --------
Loss and LAE Reserves, end of year       $  533,105  $  518,246  $ 92,210   $134,977
                                         ==========  ==========  ========   ========

Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2006 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

C. Leases

   The Company is the lessee for office space occupied by it and several affiliates under various non-cancelable operating lease agreements that expire through 2021. Rental expense under these leases is allocated to each affiliate based upon the percentage of space occupied. In 2006 and 2005, the total lease expense was $38.5 million and $34.8 million, respectively.

   At January 1, 2007, the minimum annual aggregate rental commitments are as follows:

          2007                                               $ 40,630
          2008                                                 40,143
          2009                                                 37,875
          2010                                                 37,367
          2011                                                 35,585
          Thereafter                                          253,990
                                                             --------
          Total minimum lease payments                       $445,590
                                                             ========

   Certain rental commitments have renewal options extending through the year 2031. Some of these renewals are subject to adjustments in future periods.

   The Company is not involved in any material sales-leaseback transactions.

D. Other Contingencies

   In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits.

   As of December 31, 2006, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements, the likelihood of a loss is remote.

   In connection therewith, as of December 31, 2006, the Company's loss reserves eliminated by annuities mostly from affiliates amounted to $781,163 and included unrecorded loss contingencies of $758,100.

   As part of its private equity portfolio investment the Company may be called upon for an additional capital investment of up to $640,408, as of December 31, 2006. The Company expects only a small portion of this

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   portfolio will be called during 2007.

   As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

NOTE 13 - OTHER SIGNIFICANT MATTERS

A. September 11, 2001 Events

   As of December 31, 2006 and 2005, the Company's ultimate losses and LAE as a result of the September 11th events gross, ceded and net of reinsurance, is set forth in the table below:

   As of December 31,                                     2006       2005
   ------------------                                  ---------  ---------
   Gross of reinsurance                                $ 448,183  $ 448,183
   Ceded reinsurance                                    (386,704)  (386,704)
                                                       ---------  ---------
      Net of Reinsurance                               $  61,479  $  61,479
                                                       =========  =========

   All contingencies and unpaid claims or losses resulting from the September 11th events have been recognized in the financial statements. The Company does not expect any unrecognized contingencies or unpaid claims or losses to impact the financial statements in the near term.

B. Other

   The Company underwrites a significant concentration of its direct business with brokers.

   As of December 31, 2006 and 2005, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,833,600 and $3,700,000, respectively. As of December 31, 2006 and 2005, the amount billed and recoverable on paid claims amounted to $332,913 and $397,395, respectively, of which $19,716 and $16,600, respectively, were non-admitted.

   The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2006 and 2005, policyholder dividends amounted to $1,344 and $19, respectively, and were reported as Other Gains in the accompanying statements of income.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   As of December 31, 2006 and 2005, other admitted assets as reported in the accompanying statements of admitted assets were comprised of the following balances:

    As of December 31,                                    2006       2005
    ------------------                                 ---------  ---------
    Guaranty funds receivable or on deposit            $  18,220  $  20,098
    Loss funds on deposit                                 92,573     71,016
    Outstanding loss drafts - suspense accounts          489,807    509,571
    Accrued recoverables                                   4,691      6,780
    Other                                                  3,176     17,681
    Allowance for doubtful accounts                     (429,224)  (446,746)
                                                       ---------  ---------
       Total Other Admitted Assets                     $ 179,243  $ 178,400
                                                       =========  =========

   Guaranty funds receivable represent payments to various state insolvency funds which are recoupable against future premium tax payment in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years. As of December 31, 2006 the Company's liability for insolvency assessments amounted to $31,000 with a related asset for premium tax credits of $18,200. Of the amount accrued, the Company expects to pay approximately $12,800 for insolvency assessments during the next year. In addition, the Company anticipates it will realize $12,100 of premium tax offset credits and the associated liability in years two through five. The remaining $6,100 will be realized between years five and ten.

   The Company routinely assesses the collectibility of its receivable balances for potentially uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2006 and 2005, the Company had established an allowance for doubtful accounts of $429,224 and $446,746, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

   During 2005, the Company recorded $145,742 of the increase in the allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying 2005 Statement of Income, and recorded the remaining increase of $197,153 as an adjustment for prior period corrections to the Company's Capital and Surplus balance at January 1, 2005.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   As of December 31, 2006 and 2005, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

  Other Liabilities                                         2006      2005
  -----------------                                       --------  --------
  Other liabilites, includes suspense accounts, expense
    account balances and certain accruals                 $107,092  $175,986
  Accrued retrospective premiums                            77,001    50,624
  Accounts payable                                          23,744    23,160
  Deferred commission earnings                              10,039    37,787
  Service carrier liabilty                                   2,336     5,919
  Retroactive reinsurance payable                          (14,859)  (12,171)
  Amounts withheld or retained by company for account of
    others                                                  28,058    31,331
  Policyholder funds on deposit                             11,572    12,578
  Loss clearing                                             12,166    13,610
  Liability for pension and severance pay                    2,705     4,945
  Remmittances and items not allocated                      37,240        --
                                                          --------  --------
  Total Other Liabilities                                 $297,094  $343,769
                                                          ========  ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


NOTE 14 - SUBSEQUENT EVENTS

On January 24, 2007, the Company's Ultimate Parent announced that it had submitted a letter to the board of directors of 21st Century Insurance Group (21st Century) proposing to acquire the outstanding 38.16% publicly held shares of 21st Century for $19.75 per share in cash. The Ultimate Parent and its subsidiaries own approximately 61.84% of the outstanding shares of 21st Century, including 16.65% of the outstanding shares that are owned by the Company. The aggregate cash consideration payable by the Ultimate Parent would be approximately $690 million. Following the transaction, the Ultimate Parent and its subsidiaries will own 100% of 21st Century.

In February 2007, the Company entered into a Capital Maintenance Agreement
(CMA) with its Ultimate Parent, AIG. The CMA provides that in the event that the Company's Total Adjusted Capital falls below 200% of the Company's Authorized Control Level RBC, as shown in the Company's 2006 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, AIG will within thirty days of written notice thereof provide a capital contribution to the Company in an amount that equals the difference between the Company's Total Adjusted Capital and 200% of the Company's Authorized Control Level RBC. In lieu of making any such capital contribution, with the approval of the domiciliary insurance department, AIG may provide a letter of credit naming the Company as beneficiary.

Effective upon the date of filing of the Company's 2006 Annual Statement with its domiciliary regulator, this current CMA supersedes and replaces a similar agreement that related to the Company's December 31, 2005 surplus position.

Subject to regulatory approval, AIP will be removed from the National Union inter-company pooling agreement and added as a participant in AIG's Personal Lines Pool. AIP's pooling participation percentage in the AIG Personal Lines Pool will be zero percent.

On March 30th, 2007, the Company paid a dividend of $500,000 to its parent, AIG Commercial Insurance Group, Inc.

Note 15 - Event (Unaudited) Subsequent to the Date of the Independent Auditor's Report

On May 15, 2007, the Company's Ultimate Parent entered into a definitive merger agreement with 21st Century Insurance Group (21st Century) by which the Ultimate Parent will acquire the outstanding 39.3% publicly held shares of 21st Century for $22.00 per share in cash. The Ultimate Parent and its subsidiaries own approximately 60.7% of the outstanding shares of 21st Century, including approximately 16.32% of the outstanding shares that are owned by the Company. The aggregate cash consideration payable by the Ultimate Parent would be approximately $813 million. Following the transaction, the Ultimate Parent and its subsidiaries will own 100% of 21st Century and the Company will update the carrying value of its investment in 21st Century from quoted market values less a discount of 24.2% to the statutory net worth of the entity.

On May 24, 2007, the National Council on Compensation Insurance, Inc. (the
NCCI), in its capacity as attorney-in-fact for the participating companies of the National Workers Compensation Reinsurance Pool (the NWCRP), commenced an action in the United States District Court for the Northern District of Illinois against AIG and certain of its subsidiaries, including the Company, alleging claims for fraud, breach of contract and violation of the federal anti-racketeering statute in connection with the underreporting of workers compensation premium. The suit purports to seek in excess of $1 billion in damages. On June 14, 2007, the Defendants filed a motion seeking to have the federal court abstain in favor of a parallel action filed by AIG and certain of its subsidiaries, including the Company, in New York (see below), dismiss the complaint on forum non conveniens grounds or transfer venue to the Southern District of New York. Defendants' motion was denied on August 6, 2007, and their deadline to respond or otherwise move with respect to the complaint is now September 5, 2007. Also on May 24, 2007, AIG and certain of its subsidiaries, including the Company, commenced an action in the Supreme Court of the State of New York against the NWCRP and NCCI that seeks a declaratory judgment confirming that the workers compensation fund established in connection with AIG's settlement with the New York Attorney General and New York Department of Insurance is sufficient to compensate any claims by the NWCRP and its members in connection with the underreporting of workers compensation premium, and quantifying the related obligations to such parties. Defendants moved to dismiss the action on June 25, 2007, and Plaintiffs served their opposition to that motion on July 16, 2007.

On July 17, 2007, the Workers Compensation Reinsurance Association and the Minnesota Workers Compensation Insurers Association, Inc. commenced an action in the United States District Court for the District of Minnesota against AIG and certain of its subsidiaries, including the Company, alleging claims for common law fraud, unjust enrichment and violation of the federal anti-racketeering statute in connection with the underreporting of workers compensation premium. AIG and the Company are currently due to respond to the complaint on August 6, 2007.

The Company cannot currently predict the outcome or reasonably estimate the potential costs related to these matters. In the opinion of management, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

                           PART C: OTHER INFORMATION

Item 26. Exhibits

(a)Board of Directors Resolution.

    (1)Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of Separate Account VL-R. (1)

(b)Custodian Agreements. Inapplicable.

(c)Underwriting Contracts.

    (1)Distribution Agreement between American General Life Insurance Company and American General Equity Services Corporation, effective October 1, 2002. (25)

    (2)Form of Selling Group Agreement. (26)

    (3)Schedule of Commissions (Incorporated by reference from the text included under the heading "Distribution of the Policies" in the Statement of Additional Information that is filed as part of this amended Registration Statement).

(d)Contracts.

    (1)Specimen form of the "Platinum Investor(R) Survivor II" Flexible Premium Variable Universal Life Insurance Policy (Policy Form No. 01206). (23)

    (2)Specimen form of Extension of Maturity Date Rider, Accumulation Value version (Maturity Extension Rider), Form No. 99110. (42)

    (3)Specimen form of Extension of Maturity Date Rider, Death Benefit version (Maturity Extension Rider), Form No. 99111. (42)

    (4)Form of Overloan Protection Rider, Form No. 07620. (Filed herewith)

(e)Applications.

    (1)Specimen form of Life Insurance Application - Part A, Form No. AGLC100565-2006. (49)

    (2)Specimen form of Life Insurance Application - Part B, Form No. AGLC100566-2006. (49)

    (3)Specimen form of Variable Universal Life Insurance Supplemental Application, Form No. AGLC 0461-2001 Rev0406. (41)

    (4)Form of Service Request Form, Form No. AGLC0463 Rev0506. (41)

    (5)Form of Cash Disbursement Request Form, Form No. AGLC0109 Rev0904. (38)

    (6)Form of Assignment Form, Form No. AGLC0205 Rev0904. (38)

    (7)Form of Electronic Funds Authorization Form, Form No. AGLC0220 Rev0904.
       (38)

    (8)Form of Name and Address Change Form, Form No. AGLC0222 Rev0904. (38)

    (9)Form of Change of Ownership Form, Form No. AGLC0113 Rev0705. (38)

   (10)Form of Cash Surrender Request Form, Form No. AGLC0112 Rev0403. (38)

   (11)Form of Change of Beneficiary Form, Form No. AGLC0108 Rev0904. (38)

   (12)Specimen form of Limited Temporary Life Insurance Application, Form No. AGLC101431-2005. (40)

   (13)Form of Reinstatement or Reduction of Premium Rate Application for Life Insurance Form, Form No. AGLC 100440-2002. (38)

   (14)Form of In-Force Change Application Form, Form No. AGLC 100386-2002. (38)

   (15)Form of Service Request Form, Form No. AGLC0107 0904. (38)

(f)Depositor's Certificate of Incorporation and By-Laws.

    (1)Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991. (2)

    (2)Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995. (4)

    (3)By-Laws of American General Life Insurance Company, restated as of June 8, 2005. (35)

(g)Reinsurance Contracts.

    (1)Form of Reinsurance Agreement between American General Life Insurance Company and General & Cologne Life Re of America. (46)

    (2)Form of Reinsurance Agreement between American General Life Insurance Company and Munich American Reassurance Company. (46)

    (3)Form of Reinsurance Agreement between American General Life Insurance Company and RGA Reinsurance Company. (46)

    (4)Form of Reinsurance Agreement between American General Life Insurance Company and Swiss Re Life & Health America, Inc. (46)

(h)Participation Agreements.

 (1)(a)Form of Participation Agreement by and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (5)

 (1)(b)Form of Amendment Four to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (16)

 (1)(c)Form of Amendment Six to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (28)

 (2)(a)Form of Participation Agreement by and among The Alger American Fund, American General Life Insurance Company and Fred Alger & Company, Incorporated. (29)

 (3)(a)Form of Participation Agreement by and between American General Life Insurance Company, Warburg Pincus Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. (18)

 (4)(a)Form of Participation Agreement Between American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (5)

 (4)(b)Amendment to Participation Agreement by and among American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated December 1, 1998. (7)

 (4)(c)Form of Amendment Two to Participation Agreement by and among American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated as of September 1, 1999. (34)

 (4)(d)Form of Amendment to Participation Agreement by and among American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated as of October 31, 2003. (34)

 (5)(a)Form of Amended and Restated Participation Agreement by and between Variable Insurance Products Fund, Fidelity Distributors Corporation and American General Life Insurance Company. (18)

 (5)(b)Form of Amendment No. 1 to Amended and Restated Participation Agreement by and between Variable Insurance Products Fund, Fidelity Distributors Corporation and American General Life Insurance Company. (23)

 (6)(a)Form of Amended and Restated Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and American General Life Insurance Company. (18)

 (6)(b)Form of Amendment No. 1 to Amended and Restated Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and American General Life Insurance Company.
       (23)

 (7)(a)Form of Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and American General Life Insurance Company. (29)

 (8)(a)Form of Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Equity Services Corporation, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., dated as of October 1, 2002. (15)

 (8)(b)Form of Amendment No. 3 to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Equity Services Corporation, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., dated as of March 31, 2006. (39)

 (9)(a)Form of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and American General Life Insurance Company. (22)

(10)(a)Form of Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (18)

(10)(b)Form of Amendment No. 1 to Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (23)

(11)(a)Form of Participation Agreement by and between American General Life Insurance Company and J.P. Morgan Series Trust II. (18)

(11)(b)Form of Amendment No. 1 to Participation Agreement by and between American General Life Insurance Company and J.P. Morgan Series Trust I.
       (29)

(12)(a)Form of Participation Agreement Among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (5)

(12)(b)Form of Amendment Five to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (18)

(12)(c)Form of Amendment Six to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (23)

(12)(d)Form of Letter Agreement between Massachusetts Financial Services, MFS Variable Insurance Trust and American General Life Insurance Company dated December 19, 2005. (46)

(13)(a)Participation Agreement by and among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP., Van Kampen American Capital Distributors, Inc., American General Life Insurance Company and American General Securities Incorporated. (8)

(13)(b)Amendment Number One to Participation Agreement by and among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, Van Kampen American Capital Distributors, Inc., American General Life Insurance Company and American General Securities Incorporated. (10)

(13)(c)Form of Amendment Seven to Participation Agreement among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, American General Life Insurance Company and American General Securities Incorporated. (16)

(13)(d)Form of Amendment Eight to Participation Agreement among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, American General Life Insurance Company and American General Distributors, Inc. (23)

(13)(e)Form of Amendment Nine to Participation Agreement among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, American General Life Insurance Company and American General Distributors, Inc. (24)

(13)(f)Form of Amendment Ten to Participation Agreement among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, American General Life Insurance Company and American General Distributors, Inc. (27)

(13)(g)Form of Amendment Eleven to Participation Agreement among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, American General Life Insurance Company and American General Distributors, Inc. (12)

(14)(a)Sales Agreement by and between American General Life Insurance Company, Neuberger & Berman Advisors Management Trust and Neuberger & Berman Management Incorporated. (14)

(14)(b)Form of Assignment and Modification Agreement to Fund Participation Agreement (formerly known as Sales Agreement) by and between Neuberger & Berman Management Incorporated and American General Life Insurance Company. (14)

(14)(c)Form of Amendment to Fund Participation Agreement by and between Neuberger & Berman Management Inc., Neuberger & Berman Advisors Management Trust and American General Life Insurance Company. (45)

(15)(a)Form of Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds and
       OppenheimerFunds, Inc. (20)

(15)(b)Form of Amendment No. 1 to Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. (38)

(16)(a)Form of Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributor LLC. (18)

(16)(b)Form of Amendment No. 1 to Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributor LLC. (38)

(17)(a)Form of Participation Agreement by and Among Pioneer Variable Contracts Trust, American General Life Insurance Company, on its own Behalf and on Behalf of Each of the Segregated Asset Accounts, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (15)

(17)(b)Form of Amendment No. 1 to Participation Agreement by and Among Pioneer Variable Contracts Trust, American General Life Insurance Company, on its own Behalf and on Behalf of Each of the Segregated Asset Accounts, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.
       (38)

(18)(a)Form of Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and American General Life Insurance Company. (5)

(19)(a)Form of Participation Agreement by and among American General Life Insurance Company and SunAmerica Series Trust. (19)

(19)(b)Form of Addendum to Fund Participation Agreement For Class A Shares by and between SunAmerica Series Trust and American General Life Insurance Company. (32)

(19)(c)Form of Amendment to Participation Agreement by and between SunAmerica Series Trust and American General Life Insurance Company. (12)

(20)(a)Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (8)

(20)(b)Amendment One to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (7)

(20)(c)Form of Amendment Six to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Securities Incorporated. (16)

(20)(d)Form of Amendment Seven to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Securities Incorporated. (23)

(20)(e)Form of Amendment Eight to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Distributors, Inc. (24)

(21)(a)Form of Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and American General Life Insurance Company. (18)

(22)(a)Form of Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (9)

(22)(b)Amendment One to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company dated as of July 21, 1998. (7)

(22)(c)Form of Amendment Two to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (18)

(22)(d)Form of Amendment Three to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (16)

(22)(e)Form of Amendment Four to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (12)

(23)(a)Form of Administrative Services Agreement between American General Life Insurance Company and fund distributor. (4)

(24)(a)Form of Amended and Restated Administrative Services Agreement between American General Life Insurance Company and AIM Advisors, Inc. (32)

(25)(a)Form of Services Agreement Class O between Fred Alger Management, Inc. and American General Life Insurance Company. (29)

(26)(a)Form of Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc.
       (14)

(26)(b)Form of Amendment Two to Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. (32)

(27)(a)Form of Administrative Services Agreement by and between American General Life Insurance Company and Credit Suisse Asset Management, LLC.
       (18)

(28)(a)Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company and The Dreyfus Corporation. (3)

(28)(b)Amendment to Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company and The Dreyfus Corporation effective as of December 1, 1998. (3)

(29)(a)Form of Amended and Restated Service Contract by and between Fidelity Distributors Corporation and American General Equity Services Corporation, effective May 1, 2006. (45)

(30)(a)Form of Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and American General Life Insurance Company. (18)

(30)(b)Form of First Amendment to Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and American General Life Insurance Company. (45)

(31)(a)Form of Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, Inc., dated as of July 1, 1999. (11)

(31)(b)Form of Amendment to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC, effective November 1, 2001. (21)

(32)(a)Form of Administrative Services Agreement by and between Goldman, Sachs & Co. and American General Life Insurance Company. (22)

(33)(a)Form of Distribution and Shareholder Services Agreement by and between Janus Distributors, Inc. and American General Life Insurance Company.
       (18)

(34)(a)Form of Administrative Services Agreement by and between American General Life Insurance Company and JPMorgan Chase Bank, effective May 1, 2003. (29)

(35)(a)Form of Indemnification Letter Agreement by and between J.P. Morgan Investment Management, Inc. and American General Life Insurance Company.
       (32)

(36)(a)Form of Administrative Services Agreement between American General Life Insurance Company, Miller Anderson & Sherrard LLP and Morgan Stanley Dean Witter Investment Management Inc. (13)

(36)(b)Form of Amendment One to Administrative Services Agreement between American General Life Insurance Company, Miller Anderson & Sherrard LLP and Morgan Stanley Dean Witter Investment Management Inc. (12)

(37)(a)Form of Administrative Services Agreement by and between American General Life Insurance Company and Neuberger & Berman Management Incorporated. (14)

(37)(b)Form of Amendment to Administrative Services Agreement by and between American General Life Insurance Company and Neuberger & Berman Management Incorporated. (12)

(38)(a)Form of Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (20)

(38)(b)Form of Amendment No. 1 to Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc.
       (38)

(39)(a)Form of Services Agreement by and between American General Life Insurance Company and Pacific Investment Management, LLC. (18)

(40)(a)Form of PIMCO Variable Insurance Trust Services Agreement by and between American General Life Insurance Company and PIMCO Variable Insurance Trust. (18)

(41)(a)Form of Marketing and Administrative Services Support Agreement between American General Life Insurance Company and Putnam Retail Management Limited Partnership. (39)

(42)(a)Form of Administrative Services Agreement by and among American General Life Insurance Company and SunAmerica Asset Management Corp. (19)

(43)(a)Form of Administrative Services Agreement between Van Kampen Asset Management Inc. and American General Life Insurance Company dated January 1, 2000 (20)

(43)(b)Form of Amendment Two to Administrative Services Agreement between Van Kampen Asset Management Inc. and American General Life Insurance Company dated May 14, 2002. (33)

(44)(a)Form of SEC Rule 22c-2 Information Sharing Agreement between AIM and American General Life Insurance Company. (46)

(45)(a)Form of SEC Rule 22c-2 Information Sharing Agreement between Alger and American General Life Insurance Company. (46)

(46)(a)Form of SEC Rule 22c-2 Information Sharing Agreement between American Century and American General Life Insurance Company. (46)

(47)(a)Form of SEC Rule 22c-2 Information Sharing Agreement between Credit Suisse and American General Life Insurance Company. (46)

(48)(a)Form of SEC Rule 22c-2 Information Sharing Agreement between Dreyfus and American General Life Insurance Company. (46)

(49)(a)Form of SEC Rule 22c-2 Information Sharing Agreement between Fidelity and American General Life Insurance Company. (46)

(50)(a)Form of SEC Rule 22c-2 Information Sharing Agreement between Franklin Templeton and American General Life Insurance Company. (46)

(51)(a)Form of SEC Rule 22c-2 Information Sharing Agreement between Goldman Sachs and American General Life Insurance Company. (47)

(52)(a)Form of SEC Rule 22c-2 Information Sharing Agreement between Janus and American General Life Insurance Company. (46)

(53)(a)Form of SEC Rule 22c-2 Information Sharing Agreement between J.P. Morgan and American General Life Insurance Company. (46)

(54)(a)Form of SEC Rule 22c-2 Information Sharing Agreement between MFS and American General Life Insurance Company. (46)

(55)(a)Form of SEC Rule 22c-2 Information Sharing Agreement between Neuberger Berman and American General Life Insurance Company. (46)

(56)(a)Form of SEC Rule 22c-2 Information Sharing Agreement between Oppenheimer and American General Life Insurance Company. (46)

(57)(a)Form of SEC Rule 22c-2 Information Sharing Agreement between PIMCO and American General Life Insurance Company. (46)

(58)(a)Form of SEC Rule 22c-2 Information Sharing Agreement between Pioneer and American General Life Insurance Company. (46)

(59)(a)Form of SEC Rule 22c-2 Information Sharing Agreement between Putnam and American General Life Insurance Company. (46)

(60)(a)Form of SEC Rule 22c-2 Information Sharing Agreement between SunAmerica and American General Life Insurance Company. (46)

(61)(a)Form of SEC Rule 22c-2 Information Sharing Agreement between UIF Morgan Stanley and American General Life Insurance Company. (46)

(62)(a)Form of SEC Rule 22c-2 Information Sharing Agreement between VALIC and American General Life Insurance Company. (46)

(63)(a)Form of SEC Rule 22c-2 Information Sharing Agreement between Van Kampen and American General Life Insurance Company. (46)

(64)(a)Form of SEC Rule 22c-2 Information Sharing Agreement between Vanguard and American General Life Insurance Company. (46)

(i)Administrative Contracts.

 (1)(a)Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company. (30)

 (1)(b)Form of Addendum No. 1 to Service and Expense Agreement dated
       February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated May 21, 1975. (30)

 (1)(c)Form of Addendum No. 2 to Service and Expense Agreement dated
       February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated September 23, 1975. (30)

 (1)(d)Form of Addendum No. 24 to Service and Expense Agreement dated
       February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated December 30, 1998. (30)

 (1)(e)Form of Addendum No. 28 to Service and Expense Agreement dated
       February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company and American General Life Companies, effective January 1, 2002.
       (30)

 (1)(f)Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (30)

 (1)(g)Form of Addendum No. 32 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, American General Life Companies, LLC and American General Equity Services Corporation, effective May 1, 2004. (32)

(j)Other Material Contracts.

    (1)General Guarantee Agreement from American Home Assurance Company on behalf of American General Life Insurance Company. (35)

    (2)Notice of Termination of Guarantee as Published in the Wall Street Journal on November 24, 2006. (43)

(k)Legal Opinion.

    (1)Opinion and Consent of Pauletta P. Cohn, General Counsel, Life Insurance Operations of American General Life Companies. (23)

    (2)Opinion and Consent of Sullivan & Cromwell LLP, Counsel to American Home Assurance Company. (36)

(l)Actuarial Opinion.

    (1)Opinion and Consent of American General Life Insurance Company's actuary. (23)

(m)Calculation. None

(n)Other Opinions.

    (1)Consent of Independent Registered Public Accounting Firm,
       PricewaterhouseCoopers LLP. (Filed herewith)

(o)Omitted Financial Statements. None

(p)Initial Capital Agreements. None

(q)Redeemability Exemption.

    (1)Description of American General Life Insurance Company's Issuance, Transfer and Redemption Procedures for the Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940 as of May 1, 2007. (46)

(r)Powers of Attorney.

    (1)Power of Attorney with respect to Registration Statements and Amendments thereto signed by the directors and, where applicable, officers of American Home Assurance Company. (37)

    (2)Power of Attorney with respect to Registration Statements and Amendments thereto signed by Charles H. Dangelo, Director, and Neil Anthony Faulkner, Director, and David Neil Fields, Director, and Kenneth Vincent Harkins, Director, of American Home Assurance Company. (44)

    (3)Power of Attorney with respect to Registration Statements and Amendments thereto removing Neil Anthony Faulkner, Director, and adding Worth Gordon Knight, Jr., Director, of American Home Assurance Company. (Filed herewith)

--------
(1)Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on December 18, 1997.

(2)Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(3)Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on January 15, 1999.

(4)Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R filed on August 19, 1998.

(5)Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.

(6)Incorporated by reference to Pre-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 033-44745) of American General Life Insurance Company Separate Account A filed on April 24, 1998.

(7)Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on March 18, 1999.

(8)Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1997.

(9)Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998.

(10)Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on August 25, 1999.

(11)Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2000.

(12)Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D filed on December 17, 2003.

(13)Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 12, 2000.

(14)Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on January 21, 2000.

(15)Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on December 2, 2004.

(16)Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.

(17)Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-109613) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2003.

(18)Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

(19)Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on April 24, 2002.

(20)Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on January 20, 2000.

(21)Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2001.

(22)Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-90787) of American General Life Insurance Company Separate Account VL-R filed on December 19, 2003.

(23)Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2001.

(24)Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-82982) of American General Life Insurance Company Separate Account VL-R filed on May 13, 2002.

(25)Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on November 8, 2002.

(26)Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-102299) of American General Life Insurance Company Separate Account VUL-2 filed on December 31, 2002.

(27)Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on January 23, 2003.

(28)Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-103361) of American General Life Insurance Company Separate Account VL-R filed on February 21, 2003.

(29)Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2003.

(30)Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2004.

(31)Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2004.

(32)Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2005.

(33)Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-82982) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2005.

(34)Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on June 10, 2004.

(35)Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on August 12, 2005.

(36)Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on October 24, 2005.

(37)Incorporated by reference to Post-Effective Amendment No. 12 to Form N-6 (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on March 31, 2006.

(38)Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 (File No. 333-129552) of American General Life Insurance Company Separate Account VL-R filed on March 30, 2006.

(39)Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 (File No. 333-129552) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2006.

(40)Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-129552) of American General Life Insurance Company Separate Account VL-R filed on November 8, 2005.

(41)Incorporated by reference to Post-Effective Amendment No. 13 to Form N-6 (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2006.

(42)Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on August 18, 2004.

(43)Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on December 12, 2006.

(44)Incorporated by reference to Post-Effective Amendment No. 14 to Form N-6 (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on December 12, 2006.

(45)Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 (File No. 333-137817) of American General Life Insurance Company Separate Account VL-R filed on December 14, 2006.

(46)Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.

(47)Incorporated by reference to Post-Effective Amendment No. 16 to Form N-6 (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.

(48)Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-143072) of American General Life Insurance Company Separate Account VL-R filed on May 18, 2007.

(49)Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 (File No. 333-143072) of American General Life Insurance Company Separate Account VL-R filed on August 22, 2007.

Item 27. Directors and Officers of the Depositor

Name and Principal        Positions and Offices with Depositor
Business Address          American General Life Insurance Company
------------------        ----------------------------------------------------
Rodney O. Martin, Jr.     Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

M. Bernard Aidinoff       Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

Mary Jane B. Fortin       Director, Executive Vice President and Chief
2929 Allen Parkway        Financial Officer
Houston, TX 77019

David L. Herzog           Director
70 Pine Street
New York, NY 10270

Richard A. Hollar         Director, Chairman-Life Profit Center and
750 West Virginia Street  Independent Distribution and Chief Executive
Milwaukee, WI 53204       Officer-Life Profit Center and Independent
                          Distribution

Name and Principal        Positions and Offices with Depositor
Business Address          American General Life Insurance Company
------------------        ----------------------------------------------------
Royce G. Imhoff, II       Director, President-Independent Distribution
2929 Allen Parkway
Houston, TX 77019

David W. O'Leary          Director, President-Specialty Markets Group and
2929 Allen Parkway        Chief Executive Officer-Specialty Markets Group
Houston, TX 77019

Gary D. Reddick           Director
2929 Allen Parkway
Houston, TX 77019

Christopher J. Swift      Director
2929 Allen Parkway
Houston, TX 77019

James W. Weakley          Director, President-AIG Benefit Solutions Profit
2929 Allen Parkway        Center and Chief Executive Officer-AIG Benefit
Houston, TX 77019         Solutions Profit Center

Matthew E. Winter         Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Thomas L. Booker          President-Annuity Profit Center
2727 Allen Parkway
Houston, TX 77019

Richard C. Schuettner     President-AIG Life Brokerage Profit Center
750 West Virginia Street
Milwaukee, WI 53204

James P. Steele           President-Structured Settlements
205 E. 10th Street
Amarillo, TX 79101

Don M. Ward               President-Financial Institution Marketing Group
2929 Allen Parkway
Houston, TX 77019

David R. Armstrong        Executive Vice President-AIG Benefit Solutions & AIG
3600 Route 66             Financial Institution Solutions Profit Center
Neptune, NJ 07754

Name and Principal        Positions and Offices with Depositor
Business Address          American General Life Insurance Company
------------------        -----------------------------------------------------
Rebecca G. Campbell       Executive Vice President-Human Resources
2929 Allen Parkway
Houston, TX 77019

Rodney N. Hook            Executive Vice President-AIG Benefit Solutions
3600 Route 66             Profit Center and Chief Risk Officer-AIG Benefit
Neptune, NJ 07754         Solutions Profit Center

Gary Parker               Executive Vice President and Chief Product Officer
2929 Allen Parkway
Houston, TX 77019

Dan E. Trudan             Executive Vice President-Individual Product
750 West Virginia St.     Operations
Milwaukee, WI 53204

Steven D. Anderson        Senior Vice President-Life Profit Center &
2727 Allen Parkway        Independent Distribution and Chief Financial
Houston, TX 77019         Officer-Life Profit Center & Independent Distribution

Erik A. Baden             Senior Vice President-Strategic Marketing and
2727 Allen Parkway        Business Development
Houston, TX 77019

Wayne A. Barnard          Senior Vice President, Illustration Actuary
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein       Senior Vice President and Chief and Appointed Actuary
2727-A Allen Parkway
Houston, TX 77019

Jeffrey H. Carlson        Senior Vice President and Chief Information Officer
2727 Allen Parkway
Houston, TX 77019

James A. Galli            Senior Vice President and Chief Business Development
830 Third Avenue          Officer
New York, NY 10022

Robert M. Goldbloom       Senior Vice President-Terminal Funding Annuities
80 Pine Street
New York, NY 10005

Name and Principal        Positions and Offices with Depositor
Business Address          American General Life Insurance Company
------------------        ----------------------------------------------------
William F. Guterding      Senior Vice President
830 Third Avenue
New York, NY 10022

Robert F. Herbert, Jr.    Senior Vice President, Treasurer and Controller
2727-A Allen Parkway
Houston, TX 77019

S. Douglas Israel         Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings          Senior Vice President, General Counsel and Chief
2929 Allen Parkway        Compliance Officer
Houston, TX 77019

Althea R. Johnson         Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller            Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Stephen Kennedy           Senior Vice President
750 West Virginia Street
Milwaukee, WI 53204

Simon J. Leech            Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Charles L. Levy           Senior Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Kent D. Major             Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard D. McFarland      Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal        Positions and Offices with Depositor
Business Address          American General Life Insurance Company
------------------        ----------------------------------------------------
Mark R. McGuire           Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo          Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Lawrence J. O'Brien       Senior Vice President, Chief Marketing Officer -
2929 Allen Parkway        Independent Agency Group
Houston, TX 77019

William J. Packer         Senior Vice President
3600 Route 66
Neptune, NJ 07754

John W. Penko             Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Dennis H. Roberts         Senior Vice President, Chief Distribution Officer -
2727 Allen Parkway        Independent Agency Group
Houston, TX 77019

Robert E. Steele          Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

Frederic R. Yopps         Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Chris Ayers               Vice President
2727-A Allen Parkway
Houston, TX 77019

Edward F. Bacon           Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel            Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal        Positions and Offices with Depositor
Business Address          American General Life Insurance Company
------------------        ----------------------------------------------------
Michael B. Boesen         Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura J. Borowski         Vice President
750 West Virginia St.
Milwaukee, WI 53204

James B. Brown            Vice President
2727 Allen Parkway
Houston, TX 77019

David W. Butterfield      Vice President
3600 Route 66
Neptune, NJ 07754

Valerie A. Childrey       Vice President and Medical Director
750 West Virginia Street
Milwaukee, WI 53204

Mark E. Childs            Vice President
2727 Allen Parkway
Houston, TX 77019

Robert M. Cicchi          Vice President
2727 Allen Parkway
Houston, TX 77019

James Cortiglia           Vice President
3600 Route 66
Neptune, NJ 07754

Steven A. Dmytrack        Vice President
2929 Allen Parkway
Houston, TX 77019

Elizabeth Dobbs           Vice President
2727 Allen Parkway
Houston, TX 77019

Douglas M. Donnenfield    Vice President
750 West Virginia Street
Milwaukee, WI 53204

Name and Principal        Positions and Offices with Depositor
Business Address          American General Life Insurance Company
------------------        ----------------------------------------------------
Timothy M. Donovan        Vice President
2727 Allen Parkway
Houston, TX 77019

Farideh N. Farrokhi       Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

John T. Fieler            Vice President and Medical Director
2727-A Allen Parkway
Houston, TX 77019

Patrick S. Froze          Vice President
750 West Virginia Street
Milwaukee, WI 53204

Brad J. Gabel             Vice President
750 West Virginia Street
Milwaukee, WI 53204

Frederick J. Garland, Jr. Vice President
2727 Allen Parkway
Houston, TX 77019

Lisa Gerhart              Vice President
2727 Allen Parkway
Houston, TX 77019

Liza Glass                Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard L. Gravette       Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer      Vice President
6363 Forest Park Road
Dallas, TX 75235

Daniel J. Gutenberger     Vice President and Medical Director
70 Pine Street
New York, NY 10270

Name and Principal        Positions and Offices with Depositor
Business Address          American General Life Insurance Company
------------------        ----------------------------------------------------
Joel H. Hammer            Vice President
70 Pine Street
New York, NY 10270

D. Leigh Harrington       Vice President
2727 Allen Parkway
Houston, TX 77019

Keith C. Honig            Vice President
1 SunAmerica Center
Los Angeles, CA 90067

Stephen D. Howard         Vice President
2929 Allen Parkway
Houston, TX 77019

Janna M. Hubble           Vice President
2929 Allen Parkway
Houston, TX 77019

Walter P. Irby            Vice President
2727 Allen Parkway
Houston, TX 77019

Sharla A. Jackson         Vice President
205 E. 10th Street
Amarillo, TX 79101

Gary J. Kleinman          Vice President and Real Estate Investment Officer
70 Pine Street
New York, NY 10270

Michael J. Krugel         Vice President
750 West Virginia Street
Milwaukee, WI 53204

Robert J. Ley             Vice President
70 Pine Street
New York, NY 10270

Jerry L. Livers           Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal        Positions and Offices with Depositor
Business Address          American General Life Insurance Company
------------------        ----------------------------------------------------
Gwendolyn J. Mallett      Vice President
2727 Allen Parkway
Houston, TX 77019

W. Larry Mask             Vice President, Real Estate Investment Officer and
2727 Allen Parkway        Assistant Secretary
Houston, TX 77019

Melvin C. McFall          Vice President
2727 Allen Parkway
Houston, TX 77019

Beverly A. Meyer          Vice President
750 West Virginia Street
Milwaukee, WI 53204

Candace A. Michael        Vice President
2727 Allen Parkway
Houston, TX 77019

Anne K. Milio             Vice President
2727 Allen Parkway
Houston, TX 77019

Sylvia A. Miller          Vice President
#1 Franklin Square
Springfield, IL 62713

Michael R. Murphy         Vice President
750 West Virginia Street
Milwaukee, WI 53204

David W. Napoli           Vice President
2727 Allen Parkway
Houston, TX 77019

Carl T. Nichols           Vice President and Medical Director
205 E. 10th Street
Amarillo, TX 79101

Rick Niu                  Vice President
American General Center
2000 American General Way
Brentwood, TN 37027

Name and Principal        Positions and Offices with Depositor
Business Address          American General Life Insurance Company
------------------        ----------------------------------------------------
Deanna D. Osmonson        Vice President and Chief Privacy Officer
2727 Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.      Vice President, Real Estate Investment Officer and
2929 Allen Parkway        Assistant Secretary
Houston, TX 77019

Lori J. Payne             Vice President
2727 Allen Parkway
Houston, TX 77019

Cathy A. Percival         Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Andrew J. Rasey           Vice President
2727 Allen Parkway
Houston, TX 77019

Rodney E. Rishel          Vice President
American General Center
2000 American General Way
Brentwood, TN 37027

Terri Robbins             Vice President
175 Water Street
New York, NY 10038

Walter J. Rudecki, Jr.    Vice President
2929 Allen Parkway
Houston, TX 77019

John Rugel                Vice President
750 West Virginia Street
Milwaukee, WI 53204

Dale W. Sachtleben        Vice President
#1 Franklin Square
Springfield, IL 62713

Richard W. Scott          Vice President and Chief Investment Officer
70 Pine Street
New York, NY 10270

Name and Principal        Positions and Offices with Depositor
Business Address          American General Life Insurance Company
------------------        ----------------------------------------------------
Michael C. Sibley         Vice President
Walnut Glen Tower
8144 Walnut Hill Lane
Dallas, TX 75231

T. Clay Spires            Vice President and Tax Officer
2929 Allen Parkway
Houston, TX 77019

Dale A. Stewart           Vice President and General Auditor
2727-A Allen Parkway
Houston, TX 77019

Gregory R. Thornton       Vice President
#1 Franklin Square
Springfield, IL 62713

Veronica Torralba         Vice President
2929 Allen Parkway
Houston, TX 77019

Christian D. Weiss        Vice President
#1 Franklin Square
Springfield, IL 62713

Cynthia P. Wieties        Vice President
2727 Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck         Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones           Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Item 28.Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of Item 28. Table of subsidiaries of AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, accession number 0000950123-07-003026, filed March 1, 2007.

                              Subsidiaries of AIG

                                                                                              Percentage
                                                                                               of Voting
                                                                                              Securities
                                                                              Jurisdiction of   held by
                                                                               Incorporation   Immediate
                                                                              or Organization Parent/(1)/
                                                                              --------------- -----------
American International Group, Inc./(2)/......................................       Delaware       /(3)/
   AIG Capital Corporation...................................................       Delaware       100
       AIG Capital India Private Limited.....................................          India        99/(4)/
          AIG Global Asset Management Company (India) Private Limited........          India        99/(5)/
       AIG Consumer Finance Group, Inc.......................................       Delaware       100
          AIG Bank Polska S.A................................................         Poland     99.92
          AIG Credit S.A.....................................................         Poland       100
          Compania Financiera Argentina S.A..................................      Argentina       100
       AIG Equipment Finance Holdings, Inc...................................       Delaware       100
          AIG Commercial Equipment Finance, Inc..............................       Delaware       100
              AIG Commercial Equipment Finance Company Canada................         Canada       100
          AIG Rail Services, Inc.............................................       Delaware       100
       AIG Finance Holdings, Inc.............................................       New York       100
          AIG Finance (Hong Kong) Limited....................................      Hong Kong       100
       AIG Global Asset Management Holdings Corp.............................       Delaware       100
          AIG Asset Management Services, Inc.................................       Delaware       100
              Brazos Capital Management, L.P.................................       Delaware       100
          AIG Capital Partners, Inc..........................................       Delaware       100
          AIG Equity Sales Corp..............................................       New York       100
          AIG Global Investment Corp.........................................     New Jersey       100
          AIG Securities Lending Corp........................................       Delaware       100
       AIG Global Real Estate Investment Corp................................       Delaware       100
       International Lease Finance Corporation...............................     California     67.23/(6)/
   AIG Credit Corp...........................................................       Delaware       100
       A.I. Credit Consumer Discount Corp....................................   Pennsylvania       100
       A.I. Credit Corp......................................................  New Hampshire       100
       AICCO, Inc............................................................       Delaware       100
       AICCO, Inc............................................................     California       100
       AIG Credit Corp. of Canada............................................         Canada       100
       Imperial Premium Funding, Inc.........................................       Delaware       100
   AIG Egypt Insurance Company, S.A.E........................................          Egypt     89.98
   AIG Federal Savings Bank..................................................            USA       100

                              Subsidiaries of AIG

                                                                                                 Percentage
                                                                                                  of Voting
                                                                                                 Securities
                                                                                 Jurisdiction of   held by
                                                                                  Incorporation   Immediate
                                                                                 or Organization Parent/(1)/
                                                                                 --------------- -----------
AIG Financial Advisor Services, Inc.............................................       Delaware       100
   AIG Financial Advisor Services (Europe), S.A.................................     Luxembourg       100
AIG Financial Products Corp.....................................................       Delaware       100
   AIG Matched Funding Corp.....................................................       Delaware       100
   Banque AIG...................................................................         France        90/(7)/
AIG Funding, Inc................................................................       Delaware       100
AIG Global Trade & Political Risk Insurance Company.............................     New Jersey       100
AIG Israel Insurance Company Ltd................................................         Israel       100
AIG Life Holdings (International) LLC...........................................       Delaware       100
   AIG Star Life Insurance Co., Ltd.............................................          Japan       100
   American International Reinsurance Company, Ltd..............................        Bermuda       100
       AIG Life Edison Insurance Company........................................          Japan        90/(8)/
       American International Assurance Company, Limited........................      Hong Kong       100
       American International Assurance Company (Australia) Limited.............      Australia       100
       American International Assurance Company (Bermuda) Limited...............        Bermuda       100
          American International Assurance Co. (Vietnam) Limited................        Vietnam       100
          Tata AIG Life Insurance Company Limited...............................          India        26
       Nan Shan Life Insurance Company, Ltd.....................................         Taiwan        95
AIG Life Insurance Company......................................................       Delaware        79/(9)/
AIG Life Insurance Company of Puerto Rico.......................................    Puerto Rico       100
AIG Life Insurance Company (Switzerland) Ltd....................................    Switzerland       100
AIG Liquidity Corp..............................................................       Delaware       100
AIG Private Bank Ltd............................................................    Switzerland       100
AIG Property Casualty Insurance Group, Inc......................................       Delaware       100
   AIG Commercial Insurance Group, Inc..........................................       Delaware       100
       AIG Aviation, Inc........................................................        Georgia       100
       AIG Casualty Company.....................................................   Pennsylvania       100
AIG Risk Management, Inc........................................................       New York       100
       AIU Insurance Company....................................................       New York        52/(10)/
       American Home Assurance Company..........................................       New York       100
          AIG Domestic Claims, Inc..............................................       Delaware        50/(11)/
          AIG Hawaii Insurance Company..........................................         Hawaii       100
              American Pacific Insurance Company................................         Hawaii       100
          American International Insurance Company..............................       New York        50/(12)/
              AIG Advantage Insurance Company...................................      Minnesota       100
              American International Insurance Company of California............     California       100
              American International Insurance Company of New Jersey............     New Jersey       100
          American International Realty Corp....................................       Delaware      31.5/(13)/
          Pine Street Real Estate Holdings Corp.................................  New Hampshire     31.47/(14)/
          Transatlantic Holdings, Inc...........................................       Delaware     33.34/(15)/
              Transatlantic Reinsurance Company.................................       New York       100
                 Putnam Reinsurance Company.....................................       New York       100
                 Trans Re Zurich................................................    Switzerland       100
American International Surplus Lines Agency, Inc................................     New Jersey       100
Audubon Insurance Company.......................................................      Louisiana       100

                              Subsidiaries of AIG

                                                                                           Percentage
                                                                                            of Voting
                                                                                           Securities
                                                                           Jurisdiction of   held by
                                                                            Incorporation   Immediate
                                                                           or Organization Parent/(1)/
                                                                           --------------- -----------
          Agency Management Corporation...................................      Louisiana       100
              The Gulf Agency, Inc........................................        Alabama       100
          Audubon Indemnity Company.......................................    Mississippi       100
       Commerce and Industry Insurance Company............................       New York       100
       Commerce and Industry Insurance Company of Canada..................         Canada       100
       The Insurance Company of the State of Pennsylvania.................   Pennsylvania       100
       Landmark Insurance Company.........................................     California       100
       National Union Fire Insurance Company of Pittsburgh, Pa............   Pennsylvania       100
          American International Specialty Lines Insurance Company........         Alaska        70/(16)/
          Lexington Insurance Company.....................................       Delaware        70/(17)/
              AIG Centennial Insurance Company............................   Pennsylvania       100
                 AIG Auto Insurance Company of New Jersey.................     New Jersey       100
                 AIG Preferred Insurance Company..........................   Pennsylvania       100
                 AIG Premier Insurance Company............................   Pennsylvania       100
                     AIG Indemnity Insurance Company......................   Pennsylvania       100
              JI Accident & Fire Insurance Co. Ltd........................          Japan        50
          National Union Fire Insurance Company of Louisiana..............      Louisiana       100
          National Union Fire Insurance Company of Vermont................        Vermont       100
          21st Century Insurance Group....................................     California     33.03/(18)/
              21st Century Casualty Company...............................     California       100
              21st Century Insurance Company..............................     California       100
              21st Century Insurance Company of the Southwest.............          Texas       100
          Starr Excess Liability Insurance Company, Ltd...................       Delaware       100
              Starr Liability Insurance International Ltd.................        Ireland       100
       New Hampshire Insurance Company....................................   Pennsylvania       100
          AI Network Corporation..........................................       Delaware       100
          AIG Europe, S.A.................................................         France     70.48/(19)/
          American International Pacific Insurance Company................       Colorado       100
          American International South Insurance Company..................   Pennsylvania       100
          Granite State Insurance Company.................................   Pennsylvania       100
          Illinois National Insurance Co..................................       Illinois       100
          New Hampshire Indemnity Company, Inc............................   Pennsylvania       100
              AIG National Insurance Company, Inc.........................       New York       100
          New Hampshire Insurance Services, Inc...........................  New Hampshire       100
       Risk Specialists Companies, Inc....................................       Delaware       100
   AIG Marketing, Inc.....................................................       Delaware       100
   American International Insurance Company of Delaware...................       Delaware       100
   Hawaii Insurance Consultants, Inc......................................         Hawaii       100
AIG Retirement Services, Inc..............................................       Delaware       100
   SunAmerica Life Insurance Company......................................        Arizona       100
       SunAmerica Investments, Inc........................................        Georgia        70/(20)/
          AIG Advisor Group, Inc..........................................       Maryland       100
              Advantage Capital Corporation...............................       New York       100
              American General Securities Incorporated....................          Texas       100
              FSC Securities Corporation..................................       Delaware       100

                              Subsidiaries of AIG

                                                                                                     Percentage
                                                                                                      of Voting
                                                                                                     Securities
                                                                                     Jurisdiction of   held by
                                                                                      Incorporation   Immediate
                                                                                     or Organization Parent/(1)/
                                                                                     --------------- -----------
              Royal Alliance Associates, Inc........................................       Delaware       100
              SunAmerica Securities, Inc............................................       Delaware       100
          AIG SunAmerica Life Assurance Company.....................................        Arizona       100
              AIG SunAmerica Asset Management Corp..................................       Delaware       100
          AIG SunAmerica Capital Services, Inc......................................       Delaware       100
   First SunAmerica Life Insurance Company..........................................       New York       100
AIG Technologies, Inc...............................................................            New
                                                                                          Hampshire       100
AIG Trading Group, Inc..............................................................       Delaware       100
   AIG International, Inc...........................................................       Delaware       100
AIGTI, Inc..........................................................................       Delaware       100
AIU Holdings, LLC...................................................................       Delaware       100
   AIG Central Europe & CIS Insurance Holdings Corporation..........................       Delaware       100
       AIG Bulgaria Insurance and Reinsurance Company EAD...........................       Bulgaria       100
       AIG Czech Republic pojistovna, as............................................ Czech Republic       100
       AIG Kazakhstan Insurance Company, S.A........................................     Kazakhstan     88.87
   AIG Memsa, Inc...................................................................       Delaware       100
       AIG Hayleys Investment Holdings (Private) Ltd................................      Sri Lanka        80
          Hayleys AIG Insurance Company, Ltd........................................      Sri Lanka       100
   AIG Iraq.........................................................................       Delaware       100
   AIG Lebanon, S.A.L...............................................................        Lebanon       100
   AIG Libya, Inc...................................................................          Libya       100
   AIG Sigora A.S...................................................................         Turkey       100
   Tata AIG General Insurance Company Limited.......................................          India        26
   AIU Africa Holdings, Inc.........................................................       Delaware       100
       AIG Kenya Insurance Company, Limited.........................................          Kenya       100
AIU North America, Inc..............................................................       New York       100
American General Corporation........................................................          Texas       100
   AGC Life Insurance Company.......................................................       Missouri       100
       AIG Life Holdings (Canada), ULC..............................................         Canada       100
              AIG Assurance Canada..................................................         Canada       100
              AIG Life Insurance Company of Canada..................................         Canada       100
       AIG Life of Bermuda, Ltd.....................................................        Bermuda       100
       American General Life and Accident Insurance Company.........................      Tennessee       100
       American General Life Insurance Company......................................          Texas       100
              AIG Annuity Insurance Company.........................................          Texas       100
              AIG Enterprise Services, LLC..........................................       Delaware       100
              American General Annuity Service Corporation..........................          Texas       100
              American General Life Companies, LLC..................................       Delaware       100
              American General Property Insurance Company...........................      Tennessee     51.85/(21)/
                 American General Property Insurance Company of
                   Florida..........................................................        Florida       100
              The United State Life Insurance Company in the City of
                New York............................................................       New York       100
              The Variable Annuity Life Insurance Company...........................          Texas       100
                 VALIC Retirement Services Company..................................          Texas       100
   American General Assurance Company...............................................       Illinois       100
   American General Indemnity Company...............................................       Illinois       100

                              Subsidiaries of AIG

                                                                                                Percentage
                                                                                                 of Voting
                                                                                                Securities
                                                                             Jurisdiction of      held by
                                                                              Incorporation      Immediate
                                                                             or Organization    Parent/(1)/
                                                                           -------------------- -----------
   American General Bancassurance Services, Inc...........................             Illinois      100
   American General Finance, Inc..........................................              Indiana      100
       American General Auto Finance, Inc.................................             Delaware      100
       American General Finance Corporation...............................              Indiana      100
          Merit Life Insurance Co.........................................              Indiana      100
          MorEquity, Inc..................................................               Nevada      100
              Wilmington Finance, Inc.....................................             Delaware      100
          Yosemite Insurance Company......................................              Indiana      100
              CommoLoCo, Inc..............................................          Puerto Rico      100
       American General Financial Services of Alabama, Inc................             Delaware      100
   American General Investment Management Corporation.....................             Delaware      100
   American General Realty Investment Corporation.........................                Texas      100
   Knickerbocker Corporation..............................................                Texas      100
American International Life Assurance Company of New York.................             New York    77.52/(22)/
American International Underwriters Corporation...........................             New York      100
American International Underwriters Overseas, Ltd.........................              Bermuda      100
   A.I.G. Colombia Seguros Generales S.A..................................             Colombia      100
   AIG Brasil Companhia de Seguros........................................               Brazil       50
   AIG Direct Marketing Company Ltd.......................................               Taiwan      100
       Central Insurance Company Limited..................................               Taiwan      100
   AIG Europe (Ireland) Limited...........................................              Ireland      100
   AIG Europe (UK) Limited................................................              England      100
   AIG General Insurance (Thailand) Company Limited.......................             Thailand      100
   AIG General Insurance (Vietnam) Company Limited........................              Vietnam      100
   AIG MEMSA Insurance Company Ltd........................................ United Arab Emirates      100
   AIG Takaful B.S.C......................................................              Bahrain      100
   American International Insurance Company of Puerto Rico................          Puerto Rico      100
   American International Underwriters GmBH...............................              Germany      100
   La Meridional Compania Argentina de Seguros............................            Argentina      100
   La Seguridad de Centroamerica Compania de Seguros S.A..................            Guatemala      100
   Richmond Insurance Company Limited.....................................              Bermuda      100
   Underwriters Adjustment Company........................................               Panama      100
American Life Insurance Company...........................................             Delaware      100
   AIG Life (Bulgaria) Z.D.A.D............................................             Bulgaria      100
   ALICO, S.A.............................................................               France      100
   First American Polish Life Insurance and Reinsurance Company, S.A......               Poland      100
   Inversiones Interamericana S.A. (Chile)................................                Chile      100
   Pharaonic American Life Insurance Company..............................                Egypt    71.63
   Unibanco AIG Seguros S.A...............................................               Brazil    47.80/(23)/
American Security Life Insurance Company, Ltd.............................         Lichtenstein      100
Delaware American Life Insurance Company..................................             Delaware      100
HSB Group, Inc............................................................             Delaware      100
   The Hartford Steam Boiler Inspection and Insurance Company.............          Connecticut      100
       The Hartford Steam Boiler Inspection and Insurance Company of
         Connecticut......................................................          Connecticut      100

                              Subsidiaries of AIG

                                                                                                Percentage
                                                                                                 of Voting
                                                                                                Securities
                                                                                Jurisdiction of   held by
                                                                                 Incorporation   Immediate
                                                                                or Organization Parent/(1)/
                                                                                --------------- -----------
          HSB Engineering Insurance Limited....................................        England       100
              The Boiler Inspection and Insurance Company of Canada............         Canada       100
Mt. Mansfield Company, Inc.....................................................        Vermont       100
The Philippine American Life and General Insurance Company.....................    Philippines     99.78
   Pacific Union Assurance Company.............................................     California       100
   Philam Equitable Life Assurance Company, Inc................................    Philippines     95.31
   Philam Insurance Company, Inc...............................................    Philippines       100
United Guaranty Corporation.................................................... North Carolina     36.31/(24)/
   A.I.G. Mortgage Holdings Israel, Ltd........................................         Israel     82.12
       E.M.I.-Ezer Mortgage Insurance Company, Limited.........................         Israel       100
   AIG United Guaranty Agenzia DI Assicurazione S.R.L..........................          Italy       100
   AIG United Guaranty Insurance (Asia) Limited................................      Hong Kong       100
   AIG United Guaranty Re, Ltd.................................................        Ireland       100
   United Guaranty Insurance Company........................................... North Carolina       100
   United Guaranty Mortgage Insurance Company.................................. North Carolina       100
   United Guaranty Mortgage Insurance Company Canada...........................         Canada       100
   United Guaranty Mortgage Insurance Company of North Carolina................ North Carolina       100
   United Guaranty Partners Insurance Company..................................        Vermont        80
   United Guaranty Residential Insurance Company............................... North Carolina     75.03/(25)/
       United Guaranty Credit Insurance Company................................ North Carolina       100
       United Guaranty Insurance Company of North Carolina..................... North Carolina       100
       United Guaranty Mortgage Indemnity Company.............................. North Carolina       100
United Guaranty Residential Insurance Company of North Carolina................ North Carolina       100
United Guaranty Services, Inc.................................................. North Carolina       100

--------
(1)Percentages include directors' qualifying shares.

(2)All subsidiaries listed are consolidated in the accompanying financial statements. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.

(3)The common stock is owned approximately 14.1 percent by C.V. Starr & Co., Inc., Edward E. Matthews, Maurice R. and Corinne P. Greenberg Joint Tenancy Company, LLC, Starr International Company, Inc., The Maurice R. Greenberg and Corinne P. Greenberg Family Foundation, Inc. and the Universal Foundation, Inc.

(4)Also owned 1 percent by AIG Global Investment Corp.

(5)Also owned 1 percent by AIG Capital Corporation.

(6)Also owned 32.77 percent by National Union Fire Insurance Company of Pittsburgh, Pa.

(7)Also owned 10 percent by AIG Matched Funding Corp.

(8)Also owned 10 percent by a subsidiary of American Life Insurance Company.

(9)Also owned 21 percent by Commerce and Industry Insurance Company.

(10)Also owned 8 percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of the Pittsburgh, Pa., and 8 percent by AIG Casualty Company.

(11)Also owned 50 percent by The Insurance Company of the State of Pennsylvania.

(12)Also owned 25 percent by Commerce and Industry Insurance Company and 25 percent by AIU Insurance Company.

(13)Also owned by 11 other AIG subsidiaries.

(14)Also owned by 11 other AIG Subsidiaries.

(15)Also owned 25.85 percent by AIG.

(16)Also owned 20 percent by the Insurance Company of the State of Pennsylvania and 10 percent by AIG Casualty Company.

(17)Also owned 20 percent by the Insurance Company of the State of Pennsylvania and 10 percent by AIG Casualty Company.

(18)Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.

(19)100 percent held together with AIG companies.

(20)Also owned 30 percent by AIG Retirement Services, Inc.

(21)Also owned 48.15 percent by American General Life and Accident Insurance Company.

(22)Also owned 22.48 percent by American Home Assurance Company.

(23)Also owned 1.7 percent by American International Underwriters Overseas, Ltd. and 0.48 percent by American Home Assurance Company.

(24)Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95% by New Hampshire Insurance Company and 0.86 percent by The Insurance Company of the State of Pennsylvania.

(25)Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

   The Registrant is a separate account of American General Life Insurance Company (Depositor).

Item 29. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

American General Life Insurance Company

Except as otherwise required by applicable law:

(a) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or on behalf of the company) by reason of the fact that he is or was director, officer, or employee or agent of the company, or is or was serving at the request of the company as director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding; provided that he (1) acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company; and, (2) with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, by itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was lawful.

(b) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or on behalf of the company to procure a judgment in the company's favor, by reason of the fact that he is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments and amounts paid in settlement actually and reasonably incurred by him in connection with the defense or settlement of such action, suit or proceeding; provided that he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company unless and only to the extent that the court in which such action, suit or proceeding was brought or any other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

(c) To the extent that a director, officer, or employee or agent of the company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in paragraphs (a) and (b) above, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

(d) Any indemnification under paragraphs (a) and (b) above (unless ordered by a court or made pursuant to a determination by a court as hereinafter provided) shall be made by the company upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances and he has met the applicable standard of conduct set forth in paragraphs (a) and (b). Such determination shall be made (1) by the Board by a majority of a quorum consisting of directors who were not parties to such action, suit or proceeding (disinterested), or (2) by a committee of disinterested directors designated by majority vote of disinterested directors, even though less than a quorum, or
(3) by independent legal counsel in a written opinion, and such legal counsel was selected by a majority vote of a quorum of the disinterested directors, or
(4) by the stockholders. In the absence of a determination that indemnification is proper, the director, officer or employee may apply to the court conducting the proceeding or another court of competent jurisdiction which shall determine whether the director, officer, employee or agent has met the applicable standard of conduct set forth in paragraphs (a) and (b). If the court shall so determine, indemnification shall be made under paragraph (a) or (b) as the case may be.

(e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the company in advance of the final disposition of such action, suit or proceeding as authorized by the Board in the manner provided in paragraph (d) upon receipt of a written instrument acceptable to the Board by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the company as authorized in this section.

(f) The indemnification provided by the company's By-laws shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any agreement, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit or the heirs, executors and administrators of such a person.

(g) The company shall have the power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company, or enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the company would have the power to indemnify him against such liability under the provisions of the company's By-Laws.

Item 30. Principal Underwriters

(a) Other Activity. Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for American General Life Insurance Company Separate Account A and American General Life Insurance Company Separate Account D, which both offer interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American General Life Insurance Company affiliates.

(b) Management.

Name and Principal        Positions and Offices with Underwriter
Business Address          American General Equity Services Corporation
------------------        ----------------------------------------------------
Matthew E. Winter         Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire           Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

David W. O'Leary          Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Larry E. Blews            Vice President and Chief Compliance Officer
2727-A Allen Parkway
Houston, TX 77019

Name and Principal        Positions and Offices with Underwriter
Business Address          American General Equity Services Corporation
------------------        ----------------------------------------------------
Robert F. Herbert, Jr.    Vice President
2727-A Allen Parkway
Houston, TX 77019

Deanna D. Osmonson        Vice President and Anti-Money Laundering Compliance
2727 Allen Parkway        Officer
Houston, TX 77019

T. Clay Spires            Vice President and Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Rhonda Washington         Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck         Secretary
70 Pine Street
New York, NY 10270

Amy Marie Cinquegrana     Assistant Secretary
70 Pine Street
New York, NY 10270

Sarah L. Hosker           Assistant Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones           Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming           Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore          Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

(c) Compensation From the Registrant.

                                                                    Compensation
                                                                      on Events
                                                                     Occasioning
                                                   Net Underwriting the Deduction
                                                    Discounts and   of a Deferred  Brokerage     Other
Name of Principal Underwriter                        Commissions     Sales Load   Commissions Compensation
-----------------------------                      ---------------- ------------- ----------- ------------
American General Equity Services Corporation......        0               0            0           0

Item 31. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Administrative Office located at #1 Franklin Square, Springfield, Illinois 62713.

Item 32. Management Services Not applicable.

Item 33. Fee Representation

American General Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American General Life Insurance Company.

Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

                              POWERS OF ATTORNEY

   Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary W. Parker and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account VL-R, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(a) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas on the 21st day of August, 2007.

                                                  AMERICAN GENERAL LIFE
                                                  INSURANCE COMPANY
                                                  SEPARATE ACCOUNT VL-R
                                                  (Registrant)

                                              BY: AMERICAN GENERAL LIFE
                                                  INSURANCE COMPANY
                                                  (On behalf of the Registrant
                                                  and itself)

                                              BY: ROBERT F. HERBERT, JR.
                                                  ------------------------------
                                                  ROBERT F. HERBERT, JR.
                                                  SENIOR VICE PRESIDENT,
                                                  TREASURER AND CONTROLLER

                                    AGL - 1

   Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, on behalf of the Depositor and Registrant, in the capacities and on the dates indicated.

Signature                         Title              Date
---------             -----------------------------  ---------------

RODNEY O. MARTIN, JR. Director and Chairman of the   August 21, 2007
--------------------- Board of Directors
RODNEY O. MARTIN, JR.

MATTHEW E. WINTER     Director, President and Chief  August 21, 2007
--------------------- Executive Officer
MATTHEW E. WINTER

MARY JANE B. FORTIN   Director, Executive Vice       August 21, 2007
--------------------- President and Chief Financial
MARY JANE B. FORTIN   Officer

M. BERNARD AIDINOFF   Director                       August 21, 2007
---------------------
M. BERNARD AIDINOFF

DAVID L. HERZOG       Director                       August 21, 2007
---------------------
DAVID L. HERZOG

RICHARD A. HOLLAR     Director                       August 21, 2007
---------------------
RICHARD A. HOLLAR

ROYCE G. IMHOFF II    Director                       August 21, 2007
---------------------
ROYCE G. IMHOFF II

                                    AGL - 2

Signature                        Title              Date
---------            -----------------------------  ---------------

DAVID W. O'LEARY     Director                       August 21, 2007
--------------------
DAVID W. O'LEARY

GARY D. REDDICK      Director                       August 21, 2007
--------------------
GARY D. REDDICK

CHRISTOPHER J. SWIFT Director                       August 21, 2007
--------------------
CHRISTOPHER J. SWIFT

JAMES W. WEAKLEY     Director                       August 21, 2007
--------------------
JAMES W. WEAKLEY

                                    AGL - 3

                                                                      333-65170
                                                                      811-08561

                                  SIGNATURES

   American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 21 day of August, 2007.

                                              AMERICAN HOME ASSURANCE COMPANY

                                              By: ROBERT S. SCHIMEK
                                                  ------------------------------
                                                  ROBERT S. SCHIMEK
                                                  SENIOR VICE PRESIDENT AND
                                                  TREASURER

This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                             Title              Date
---------                 -----------------------------  ---------------

*KRISTIAN PHILIP MOOR     Director and Chairman          August 21, 2007
-------------------------
KRISTIAN PHILIP MOOR

*JOHN QUINLAN DOYLE       Director and President         August 21, 2007
-------------------------
JOHN QUINLAN DOYLE

*ROBERT S. SCHIMEK        Director, Senior Vice          August 21, 2007
------------------------- President, and Treasurer
ROBERT S. SCHIMEK

*MERTON BERNARD AIDINOFF  Director                       August 21, 2007
-------------------------
MERTON BERNARD AIDINOFF

*CHARLES H. DANGELO       Director                       August 21, 2007
-------------------------
CHARLES H. DANGELO

*DAVID NEIL FIELDS        Director                       August 21, 2007
-------------------------
DAVID NEIL FIELDS

*KENNETH VINCENT HARKINS  Director                       August 21, 2007
-------------------------
KENNETH VINCENT HARKINS

*DAVID LAWRENCE HERZOG    Director                       August 21, 2007
-------------------------
DAVID LAWRENCE HERZOG

*WORTH GORDON KNIGHT, JR. Director                       August 21, 2007
-------------------------
WORTH GORDON KNIGHT, JR.

*ROBERT EDWARD LEWIS      Director                       August 21, 2007
-------------------------
ROBERT EDWARD LEWIS

*WIN JAY NEUGER           Director                       August 21, 2007
-------------------------
WIN JAY NEUGER

*NICHOLAS SHAW TYLER      Director                       August 21, 2007
-------------------------
NICHOLAS SHAW TYLER

*NICHOLAS CHARLES WALSH   Director                       August 21, 2007
-------------------------
NICHOLAS CHARLES WALSH


*BY: ROBERT S. SCHIMEK
     --------------------------
     ROBERT S. SCHIMEK
     ATTORNEY-IN-FACT
     (Exhibit (r)(3) to the
     Registration Statement)

                                 EXHIBIT INDEX

Item 26. Exhibits


(d)(4) Form of Overloan Protection Rider, Form No. 07620.

(n)(1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.

(r)(3) Power of Attorney with respect to Registration Statements and Amendments thereto removing Neil Anthony Faulkner,
       Director, and adding Worth Gordon Knight, Jr., Director, of American Home Assurance Company.

                                      E-1